UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

September 30, 2015 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (73.5%)
3M Co. (Industrial Conglomerates)	1,479	$209,678
Abbott Laboratories (Health Care Equipment & Supplies)	3,538	142,299
AbbVie, Inc. (Pharmaceuticals)	3,944	214,593
Accenture PLC - Class A (IT Services)	1,479	145,327
ACE, Ltd. (Insurance)	783	80,962
Activision Blizzard, Inc. (Software)	1,189	36,728
Adobe Systems, Inc.* (Software)	1,189	97,760
Advance Auto Parts, Inc. (Specialty Retail)	174	32,978
Aetna, Inc. (Health Care Providers & Services)	841	92,014
Affiliated Managers Group, Inc.* (Capital Markets)	116	19,835
Aflac, Inc. (Insurance)	1,015	59,002
Agilent Technologies, Inc. (Life Sciences Tools & Services)	783	26,880
AGL Resources, Inc. (Gas Utilities)	290	17,702
Air Products & Chemicals, Inc. (Chemicals)	464	59,197
Airgas, Inc. (Chemicals)	174	15,543
Akamai Technologies, Inc.* (Internet Software & Services)	435	30,041
Alcoa, Inc. (Metals & Mining)	3,132	30,255
Alexion Pharmaceuticals, Inc.* (Biotechnology)	551	86,171
Allegion PLC (Building Products)	232	13,377
Allergan PLC* (Pharmaceuticals)	928	252,241
Alliance Data Systems Corp.* (IT Services)	145	37,552
Altera Corp. (Semiconductors & Semiconductor Equipment)	725	36,308
Altria Group, Inc. (Tobacco)	4,669	253,994
Amazon.com, Inc.* (Internet & Catalog Retail)	928	475,034
Ameren Corp. (Multi-Utilities)	580	24,517
American Airlines Group, Inc. (Airlines)	1,595	61,934
American Electric Power Co., Inc. (Electric Utilities)	1,160	65,957
American Express Co. (Consumer Finance)	2,030	150,483
American International Group, Inc. (Insurance)	3,074	174,666
American Tower Corp. (Real Estate Investment Trusts)	1,015	89,300
Ameriprise Financial, Inc. (Capital Markets)	435	47,472
AmerisourceBergen Corp. (Health Care Providers & Services)	493	46,830
AMETEK, Inc. (Electrical Equipment)	580	30,346
Amgen, Inc. (Biotechnology)	1,798	248,699
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	725	36,946
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,218	73,555
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	754	42,533
Anthem, Inc. (Health Care Providers & Services)	609	85,261
Aon PLC (Insurance)	667	59,103
Apache Corp. (Oil, Gas & Consumable Fuels)	899	35,205
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	377	13,957
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,572	1,496,993
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,871	42,175
Archer-Daniels-Midland Co. (Food Products)	1,450	60,103
Assurant, Inc. (Insurance)	145	11,456
AT&T, Inc. (Diversified Telecommunication Services)	14,645	477,134
Autodesk, Inc.* (Software)	551	24,321
Automatic Data Processing, Inc. (IT Services)	1,102	88,557
AutoNation, Inc.* (Specialty Retail)	174	10,123
AutoZone, Inc.* (Specialty Retail)	87	62,973
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	609	76,131
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	319	55,768
Avery Dennison Corp. (Containers & Packaging)	232	13,124
Baker Hughes, Inc. (Energy Equipment & Services)	1,044	54,330
Ball Corp. (Containers & Packaging)	319	19,842
Bank of America Corp. (Banks)	24,940	388,565
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	174	32,418
Baxalta, Inc. (Biotechnology)	1,276	40,207
Baxter International, Inc. (Health Care Equipment & Supplies)	1,305	42,869
BB&T Corp. (Banks)	1,856	66,074
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	493	65,401
Bed Bath & Beyond, Inc.* (Specialty Retail)	406	23,150
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,466	582,367
Best Buy Co., Inc. (Specialty Retail)	725	26,912
Biogen, Inc.* (Biotechnology)	551	160,787
BlackRock, Inc. (Capital Markets)	319	94,893
BorgWarner, Inc. (Auto Components)	551	22,916
Boston Properties, Inc. (Real Estate Investment Trusts)	377	44,637
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,190	52,348
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,973	235,202
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,334	68,608

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brown-Forman Corp. - Class B (Beverages)	290	$28,101
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	348	23,587
CA, Inc. (Software)	754	20,584
Cablevision Systems Corp. - Class A (Media)	522	16,949
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	986	21,554
Cameron International Corp.* (Energy Equipment & Services)	464	28,452
Campbell Soup Co. (Food Products)	435	22,046
Capital One Financial Corp. (Consumer Finance)	1,305	94,639
Cardinal Health, Inc. (Health Care Providers & Services)	783	60,150
CarMax, Inc.* (Specialty Retail)	493	29,245
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,102	54,769
Caterpillar, Inc. (Machinery)	1,450	94,772
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	696	22,272
CBS Corp. - Class B (Media)	1,073	42,813
Celgene Corp.* (Biotechnology)	1,885	203,900
CenterPoint Energy, Inc. (Multi-Utilities)	1,015	18,311
CenturyLink, Inc. (Diversified Telecommunication Services)	1,334	33,510
Cerner Corp.* (Health Care Technology)	725	43,471
CF Industries Holdings, Inc. (Chemicals)	551	24,740
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,218	8,928
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,495	354,565
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	87	62,662
Cigna Corp. (Health Care Providers & Services)	609	82,227
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	232	23,775
Cincinnati Financial Corp. (Insurance)	348	18,722
Cintas Corp. (Commercial Services & Supplies)	203	17,407
Cisco Systems, Inc. (Communications Equipment)	12,122	318,202
Citigroup, Inc. (Banks)	7,163	355,356
Citrix Systems, Inc.* (Software)	377	26,119
CME Group, Inc. (Diversified Financial Services)	812	75,305
CMS Energy Corp. (Multi-Utilities)	667	23,558
Coach, Inc. (Textiles, Apparel & Luxury Goods)	667	19,296
Coca-Cola Enterprises, Inc. (Beverages)	493	23,837
Cognizant Technology Solutions Corp.* (IT Services)	1,450	90,785
Colgate-Palmolive Co. (Household Products)	2,146	136,185
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	754	13,791
Comcast Corp. - Class A (Media)	870	49,799
Comcast Corp. - Class A (Media)	5,046	287,016
Comerica, Inc. (Banks)	435	17,879
Computer Sciences Corp. (IT Services)	319	19,580
ConAgra Foods, Inc. (Food Products)	1,015	41,118
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,929	140,475
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	551	5,400
Consolidated Edison, Inc. (Multi-Utilities)	696	46,528
Constellation Brands, Inc. (Beverages)	406	50,835
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,929	50,144
Costco Wholesale Corp. (Food & Staples Retailing)	1,044	150,931
Crown Castle International Corp. (Real Estate Investment Trusts)	783	61,755
CSX Corp. (Road & Rail)	2,349	63,188
Cummins, Inc. (Machinery)	406	44,083
CVS Health Corp. (Food & Staples Retailing)	2,668	257,408
D.R. Horton, Inc. (Household Durables)	783	22,989
Danaher Corp. (Industrial Conglomerates)	1,421	121,083
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	261	17,889
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	406	29,366
Deere & Co. (Machinery)	754	55,796
Delphi Automotive PLC (Auto Components)	667	50,719
Delta Air Lines, Inc. (Airlines)	1,885	84,580
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	319	16,132
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	928	34,420
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	145	2,509
Discover Financial Services (Consumer Finance)	1,044	54,278
Discovery Communications, Inc.* - Class A (Media)	348	9,058
Discovery Communications, Inc.* - Class C (Media)	609	14,793
Dollar General Corp. (Multiline Retail)	696	50,418
Dollar Tree, Inc.* (Multiline Retail)	522	34,797
Dominion Resources, Inc. (Multi-Utilities)	1,421	100,009
Dover Corp. (Machinery)	377	21,557
Dr. Pepper Snapple Group, Inc. (Beverages)	464	36,679
DTE Energy Co. (Multi-Utilities)	435	34,961
Duke Energy Corp. (Electric Utilities)	1,653	118,918
E*TRADE Financial Corp.* (Capital Markets)	696	18,326
E.I. du Pont de Nemours & Co. (Chemicals)	2,146	103,437
Eastman Chemical Co. (Chemicals)	348	22,523
Eaton Corp. PLC (Electrical Equipment)	1,102	56,533
eBay, Inc.* (Internet Software & Services)	2,668	65,206
Ecolab, Inc. (Chemicals)	638	70,001
Edison International (Electric Utilities)	783	49,384
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	261	37,106
Electronic Arts, Inc.* (Software)	754	51,084
Eli Lilly & Co. (Pharmaceuticals)	2,320	194,161
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,582	110,701
Emerson Electric Co. (Electrical Equipment)	1,566	69,169

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Endo International PLC* (Pharmaceuticals)	493	$34,155
Ensco PLCADR - Class A (Energy Equipment & Services)	551	7,758
Entergy Corp. (Electric Utilities)	435	28,319
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,305	95,004
EQT Corp. (Oil, Gas & Consumable Fuels)	377	24,418
Equifax, Inc. (Professional Services)	290	28,182
Equinix, Inc. (Real Estate Investment Trusts)	145	39,643
Equity Residential (Real Estate Investment Trusts)	870	65,354
Essex Property Trust, Inc. (Real Estate Investment Trusts)	145	32,396
Eversource Energy (Electric Utilities)	754	38,167
Exelon Corp. (Electric Utilities)	2,059	61,152
Expedia, Inc. (Internet & Catalog Retail)	232	27,302
Expeditors International of Washington, Inc. (Air Freight & Logistics)	464	21,831
Express Scripts Holding Co.* (Health Care Providers & Services)	1,624	131,479
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,918	737,402
F5 Networks, Inc.* (Communications Equipment)	174	20,149
Facebook, Inc.* - Class A (Internet Software & Services)	5,394	484,920
Fastenal Co. (Trading Companies & Distributors)	696	25,481
FedEx Corp. (Air Freight & Logistics)	638	91,859
Fidelity National Information Services, Inc. (IT Services)	667	44,742
Fifth Third Bancorp (Banks)	1,914	36,194
First Horizon National Corp. (Banks)	1	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	174	7,439
FirstEnergy Corp. (Electric Utilities)	1,015	31,780
Fiserv, Inc.* (IT Services)	551	47,722
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	348	9,741
Flowserve Corp. (Machinery)	319	13,124
Fluor Corp. (Construction & Engineering)	348	14,737
FMC Corp. (Chemicals)	319	10,817
FMC Technologies, Inc.* (Energy Equipment & Services)	551	17,081
Ford Motor Co. (Automobiles)	9,280	125,929
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	87	4,862
Franklin Resources, Inc. (Capital Markets)	928	34,577
Freeport-McMoRan, Inc. (Metals & Mining)	2,465	23,886
Frontier Communications Corp. (Diversified Telecommunication Services)	2,784	13,224
GameStop Corp. - Class A (Specialty Retail)	261	10,756
Garmin, Ltd. (Household Durables)	290	10,405
General Dynamics Corp. (Aerospace & Defense)	725	100,014
General Electric Co. (Industrial Conglomerates)	24,041	606,315
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,392	36,150
General Mills, Inc. (Food Products)	1,421	79,761
General Motors Co. (Automobiles)	3,422	102,728
Genuine Parts Co. (Distributors)	348	28,846
Genworth Financial, Inc.* - Class A (Insurance)	1,189	5,493
Gilead Sciences, Inc. (Biotechnology)	3,509	344,550
Google, Inc.* - Class A (Internet Software & Services)	696	444,306
Google, Inc.* - Class C (Internet Software & Services)	696	423,460
H & R Block, Inc. (Diversified Consumer Services)	667	24,145
Halliburton Co. (Energy Equipment & Services)	2,030	71,761
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	957	27,696
Harley-Davidson, Inc. (Automobiles)	493	27,066
Harman International Industries, Inc. (Household Durables)	174	16,702
Harris Corp. (Communications Equipment)	290	21,214
Hartford Financial Services Group, Inc. (Insurance)	986	45,139
Hasbro, Inc. (Leisure Products)	261	18,828
HCA Holdings, Inc.* (Health Care Providers & Services)	754	58,329
HCP, Inc. (Real Estate Investment Trusts)	1,102	41,050
Helmerich & Payne, Inc. (Energy Equipment & Services)	261	12,335
Henry Schein, Inc.* (Health Care Providers & Services)	203	26,942
Hess Corp. (Oil, Gas & Consumable Fuels)	580	29,035
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	4,292	109,918
Honeywell International, Inc. (Aerospace & Defense)	1,856	175,744
Hormel Foods Corp. (Food Products)	319	20,196
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,798	28,426
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	1,160	11,797
Humana, Inc. (Health Care Providers & Services)	348	62,292
Huntington Bancshares, Inc. (Banks)	1,914	20,288
Illinois Tool Works, Inc. (Machinery)	783	64,449
Ingersoll-Rand PLC (Machinery)	638	32,391
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,310	340,884
Intercontinental Exchange, Inc. (Diversified Financial Services)	261	61,332
International Business Machines Corp. (IT Services)	2,146	311,106
International Flavors & Fragrances, Inc. (Chemicals)	203	20,962
International Paper Co. (Paper & Forest Products)	986	37,261
Intuit, Inc. (Software)	667	59,196
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	87	39,983
Invesco, Ltd. (Capital Markets)	1,015	31,698

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Real Estate Investment Trusts)	464	$14,393
J.B. Hunt Transport Services, Inc. (Road & Rail)	232	16,565
Jacobs Engineering Group, Inc.* (Construction & Engineering)	290	10,855
Johnson & Johnson (Pharmaceuticals)	6,583	614,522
Johnson Controls, Inc. (Auto Components)	1,566	64,769
Joy Global, Inc. (Machinery)	232	3,464
JPMorgan Chase & Co. (Banks)	8,816	537,512
Juniper Networks, Inc. (Communications Equipment)	841	21,622
Kansas City Southern (Road & Rail)	261	23,720
Kellogg Co. (Food Products)	609	40,529
Keurig Green Mountain, Inc. (Food Products)	290	15,121
KeyCorp (Banks)	2,001	26,033
Kimberly-Clark Corp. (Household Products)	870	94,865
Kimco Realty Corp. (Real Estate Investment Trusts)	986	24,088
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,292	118,803
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	377	18,850
Kohl’s Corp. (Multiline Retail)	464	21,488
L Brands, Inc. (Specialty Retail)	609	54,889
L-3 Communications Holdings, Inc. (Aerospace & Defense)	203	21,218
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	232	25,165
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	377	24,629
Legg Mason, Inc. (Capital Markets)	261	10,860
Leggett & Platt, Inc. (Household Durables)	319	13,159
Lennar Corp. - Class A (Household Durables)	406	19,541
Leucadia National Corp. (Diversified Financial Services)	812	16,451
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	696	30,408
Lincoln National Corp. (Insurance)	609	28,903
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	580	23,403
Lockheed Martin Corp. (Aerospace & Defense)	638	132,264
Loews Corp. (Insurance)	696	25,153
Lowe’s Cos., Inc. (Specialty Retail)	2,204	151,901
LyondellBasell Industries N.V. - Class A (Chemicals)	957	79,776
M&T Bank Corp. (Banks)	319	38,902
Macy’s, Inc. (Multiline Retail)	783	40,184
Mallinckrodt PLC* (Pharmaceuticals)	290	18,543
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,624	25,010
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,276	59,117
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	465	31,702
Marsh & McLennan Cos., Inc. (Insurance)	1,276	66,633
Martin Marietta Materials, Inc. (Construction Materials)	174	26,439
Masco Corp. (Building Products)	812	20,446
MasterCard, Inc. - Class A (IT Services)	2,378	214,305
Mattel, Inc. (Leisure Products)	812	17,101
McCormick & Co., Inc. (Food Products)	290	23,832
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,233	220,018
McGraw Hill Financial, Inc. (Diversified Financial Services)	638	55,187
McKesson Corp. (Health Care Providers & Services)	551	101,952
Mead Johnson Nutrition Co. - Class A (Food Products)	493	34,707
Medtronic PLC (Health Care Equipment & Supplies)	3,364	225,186
Merck & Co., Inc. (Pharmaceuticals)	6,699	330,864
MetLife, Inc. (Insurance)	2,668	125,796
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	464	19,599
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	493	21,243
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,552	38,229
Microsoft Corp. (Software)	19,053	843,285
Mohawk Industries, Inc.* (Household Durables)	145	26,359
Molson Coors Brewing Co. - Class B (Beverages)	377	31,299
Mondelez International, Inc. - Class A (Food Products)	3,828	160,277
Monsanto Co. (Chemicals)	1,102	94,045
Monster Beverage Corp.* (Beverages)	348	47,028
Moody’s Corp. (Diversified Financial Services)	406	39,869
Morgan Stanley (Capital Markets)	3,625	114,187
Motorola Solutions, Inc. (Communications Equipment)	377	25,779
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	377	9,123
Mylan NV* (Pharmaceuticals)	986	39,696
National Oilwell Varco, Inc. (Energy Equipment & Services)	928	34,939
Navient Corp. (Consumer Finance)	899	10,105
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	725	21,460
Netflix, Inc.* (Internet & Catalog Retail)	1,015	104,809
Newell Rubbermaid, Inc. (Household Durables)	638	25,335
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	377	12,403
Newmont Mining Corp. (Metals & Mining)	1,247	20,039
News Corp. - Class A (Media)	899	11,345
News Corp. - Class B (Media)	261	3,346
NextEra Energy, Inc. (Electric Utilities)	1,102	107,500
Nielsen Holdings PLC (Professional Services)	870	38,689
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,624	199,703
NiSource, Inc. (Multi-Utilities)	754	13,987
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,015	30,633
Nordstrom, Inc. (Multiline Retail)	319	22,875
Norfolk Southern Corp. (Road & Rail)	725	55,390

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northern Trust Corp. (Capital Markets)	522	$35,580
Northrop Grumman Corp. (Aerospace & Defense)	435	72,188
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	783	11,628
Nucor Corp. (Metals & Mining)	754	28,313
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,218	30,024
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,827	120,856
Omnicom Group, Inc. (Media)	580	38,222
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	493	15,875
Oracle Corp. (Software)	7,743	279,677
O’Reilly Automotive, Inc.* (Specialty Retail)	232	58,000
Owens-Illinois, Inc.* (Containers & Packaging)	377	7,811
PACCAR, Inc. (Machinery)	841	43,875
Parker-Hannifin Corp. (Machinery)	319	31,039
Patterson Cos., Inc. (Health Care Providers & Services)	203	8,780
Paychex, Inc. (IT Services)	754	35,913
PayPal Holdings, Inc.* (Internet Software & Services)	2,639	81,915
Pentair PLC (Machinery)	435	22,202
People’s United Financial, Inc. (Banks)	725	11,404
Pepco Holdings, Inc. (Electric Utilities)	609	14,750
PepsiCo, Inc. (Beverages)	3,509	330,899
PerkinElmer, Inc. (Life Sciences Tools & Services)	261	11,996
Perrigo Co. PLC (Pharmaceuticals)	348	54,730
Pfizer, Inc. (Pharmaceuticals)	14,703	461,821
PG&E Corp. (Multi-Utilities)	1,160	61,247
Philip Morris International, Inc. (Tobacco)	3,683	292,172
Phillips 66 (Oil, Gas & Consumable Fuels)	1,131	86,906
Pinnacle West Capital Corp. (Electric Utilities)	261	16,741
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	348	42,331
Pitney Bowes, Inc. (Commercial Services & Supplies)	493	9,786
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	406	16,041
PNC Financial Services Group, Inc. (Banks)	1,218	108,646
PPG Industries, Inc. (Chemicals)	638	55,946
PPL Corp. (Electric Utilities)	1,595	52,460
Praxair, Inc. (Chemicals)	696	70,895
Precision Castparts Corp. (Aerospace & Defense)	319	73,277
Principal Financial Group, Inc. (Insurance)	667	31,576
Prologis, Inc. (Real Estate Investment Trusts)	1,247	48,508
Prudential Financial, Inc. (Insurance)	1,073	81,773
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,218	51,351
Public Storage (Real Estate Investment Trusts)	348	73,647
PulteGroup, Inc. (Household Durables)	754	14,228
PVH Corp. (Textiles, Apparel & Luxury Goods)	203	20,694
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	348	15,677
QUALCOMM, Inc. (Communications Equipment)	3,741	201,004
Quanta Services, Inc.* (Construction & Engineering)	493	11,936
Quest Diagnostics, Inc. (Health Care Providers & Services)	348	21,392
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	145	17,133
Range Resources Corp. (Oil, Gas & Consumable Fuels)	406	13,041
Raytheon Co. (Aerospace & Defense)	725	79,214
Realty Income Corp. (Real Estate Investment Trusts)	551	26,112
Red Hat, Inc.* (Software)	435	31,268
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	174	80,934
Regions Financial Corp. (Banks)	3,161	28,481
Republic Services, Inc. (Commercial Services & Supplies)	580	23,896
Reynolds American, Inc. (Tobacco)	1,972	87,300
Robert Half International, Inc. (Professional Services)	319	16,320
Rockwell Automation, Inc. (Electrical Equipment)	319	32,369
Rockwell Collins, Inc. (Aerospace & Defense)	319	26,107
Roper Technologies, Inc. (Industrial Conglomerates)	232	36,354
Ross Stores, Inc. (Specialty Retail)	986	47,791
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	406	36,171
Ryder System, Inc. (Road & Rail)	116	8,589
salesforce.com, Inc.* (Software)	1,479	102,687
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	493	26,785
SCANA Corp. (Multi-Utilities)	348	19,578
Schlumberger, Ltd. (Energy Equipment & Services)	3,016	208,013
Scripps Networks Interactive, Inc. - Class A (Media)	232	11,412
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	725	32,480
Sealed Air Corp. (Containers & Packaging)	493	23,112
Sempra Energy (Multi-Utilities)	551	53,293
Sigma-Aldrich Corp. (Chemicals)	290	40,287
Signet Jewelers, Ltd. (Specialty Retail)	203	27,634
Simon Property Group, Inc. (Real Estate Investment Trusts)	725	133,196
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	464	39,073
SL Green Realty Corp. (Real Estate Investment Trusts)	232	25,093
Snap-on, Inc. (Machinery)	145	21,886
Southwest Airlines Co. (Airlines)	1,566	59,571
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	928	11,776
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,595	41,901
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	667	42,081

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stanley Black & Decker, Inc. (Machinery)	377	$36,561
Staples, Inc. (Specialty Retail)	1,537	18,029
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,538	201,100
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	406	26,991
State Street Corp. (Capital Markets)	986	66,269
Stericycle, Inc.* (Commercial Services & Supplies)	203	28,280
Stryker Corp. (Health Care Equipment & Supplies)	754	70,951
SunTrust Banks, Inc. (Banks)	1,247	47,685
Symantec Corp. (Software)	1,624	31,619
Sysco Corp. (Food & Staples Retailing)	1,305	50,856
T. Rowe Price Group, Inc. (Capital Markets)	609	42,326
Target Corp. (Multiline Retail)	1,508	118,619
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	957	57,315
TECO Energy, Inc. (Multi-Utilities)	551	14,469
TEGNA, Inc. (Media)	551	12,337
Tenet Healthcare Corp.* (Health Care Providers & Services)	232	8,565
Teradata Corp.* (IT Services)	348	10,078
Tesoro Corp. (Oil, Gas & Consumable Fuels)	290	28,200
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,436	120,631
Textron, Inc. (Aerospace & Defense)	667	25,106
The ADT Corp. (Commercial Services & Supplies)	406	12,139
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,624	15,899
The Allstate Corp. (Insurance)	957	55,736
The Bank of New York Mellon Corp. (Capital Markets)	2,639	103,317
The Boeing Co. (Aerospace & Defense)	1,508	197,472
The Charles Schwab Corp. (Capital Markets)	2,842	81,168
The Chubb Corp. (Insurance)	551	67,580
The Clorox Co. (Household Products)	319	36,854
The Coca-Cola Co. (Beverages)	9,338	374,640
The Dow Chemical Co. (Chemicals)	2,755	116,812
The Dun & Bradstreet Corp. (Professional Services)	87	9,135
The Estee Lauder Cos., Inc. - Class A (Personal Products)	551	44,455
The Gap, Inc. (Specialty Retail)	580	16,530
The Goldman Sachs Group, Inc. (Capital Markets)	957	166,287
The Goodyear Tire & Rubber Co. (Auto Components)	638	18,713
The Hershey Co. (Food Products)	348	31,974
The Home Depot, Inc. (Specialty Retail)	3,045	351,668
The Interpublic Group of Cos., Inc. (Media)	986	18,862
The JM Smucker Co. - Class A (Food Products)	232	26,469
The Kraft Heinz Co. (Food Products)	1,421	100,294
The Kroger Co. (Food & Staples Retailing)	2,320	83,682
The Macerich Co. (Real Estate Investment Trusts)	319	24,506
The Mosaic Co. (Chemicals)	812	25,261
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	290	15,466
The Priceline Group, Inc.* (Internet & Catalog Retail)	116	143,476
The Procter & Gamble Co. (Household Products)	6,467	465,236
The Progressive Corp. (Insurance)	1,392	42,651
The Sherwin-Williams Co. (Chemicals)	203	45,224
The Southern Co. (Electric Utilities)	2,175	97,222
The TJX Cos., Inc. (Specialty Retail)	1,595	113,915
The Travelers Cos., Inc. (Insurance)	754	75,046
The Walt Disney Co. (Media)	3,712	379,367
The Western Union Co. (IT Services)	1,218	22,362
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,624	59,844
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	957	117,022
Tiffany & Co. (Specialty Retail)	261	20,154
Time Warner Cable, Inc. (Media)	667	119,640
Time Warner, Inc. (Media)	1,943	133,581
Torchmark Corp. (Insurance)	290	16,356
Total System Services, Inc. (IT Services)	406	18,445
Tractor Supply Co. (Specialty Retail)	319	26,898
Transocean, Ltd. (Energy Equipment & Services)	812	10,491
TripAdvisor, Inc.* (Internet & Catalog Retail)	261	16,448
Twenty-First Century Fox, Inc. - Class A (Media)	2,900	78,242
Twenty-First Century Fox, Inc. - Class B (Media)	1,015	27,476
Tyco International PLC (Commercial Services & Supplies)	1,015	33,962
Tyson Foods, Inc. - Class A (Food Products)	725	31,248
U.S. Bancorp (Banks)	3,944	161,743
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	435	42,099
Union Pacific Corp. (Road & Rail)	2,059	182,035
United Continental Holdings, Inc.* (Airlines)	899	47,692
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,653	163,135
United Rentals, Inc.* (Trading Companies & Distributors)	232	13,932
United Technologies Corp. (Aerospace & Defense)	1,972	175,488
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,262	262,414
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	232	28,956
Unum Group (Insurance)	580	18,606
Urban Outfitters, Inc.* (Specialty Retail)	232	6,816
V.F. Corp. (Textiles, Apparel & Luxury Goods)	812	55,387
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,189	71,459
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	232	17,117
Ventas, Inc. (Real Estate Investment Trusts)	783	43,895
VeriSign, Inc.* (Internet Software & Services)	232	16,370

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,686	$421,438
Vertex Pharmaceuticals, Inc.* (Biotechnology)	580	60,401
Viacom, Inc. - Class B (Media)	841	36,289
Visa, Inc. - Class A (IT Services)	4,640	323,222
Vornado Realty Trust (Real Estate Investment Trusts)	435	39,333
Vulcan Materials Co. (Construction Materials)	319	28,455
W.W. Grainger, Inc. (Trading Companies & Distributors)	145	31,176
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,088	173,513
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,770	244,447
Waste Management, Inc. (Commercial Services & Supplies)	1,015	50,558
Waters Corp.* (Life Sciences Tools & Services)	203	23,997
WEC Energy Group, Inc. (Multi-Utilities)	754	39,374
Wells Fargo & Co. (Banks)	11,136	571,834
Welltower, Inc. (Real Estate Investment Trusts)	841	56,953
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	551	43,771
WestRock Co. (Containers & Packaging)	638	32,819
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,218	33,300
Whirlpool Corp. (Household Durables)	174	25,623
Whole Foods Market, Inc. (Food & Staples Retailing)	841	26,618
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	290	20,851
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	203	10,783
Xcel Energy, Inc. (Electric Utilities)	1,218	43,129
Xerox Corp. (IT Services)	2,407	23,420
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	609	25,822
XL Group PLC (Insurance)	725	26,332
Xylem, Inc. (Machinery)	435	14,290
Yahoo!, Inc.* (Internet Software & Services)	2,059	59,526
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,015	81,149
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	406	38,136
Zions Bancorp (Banks)	493	13,577
Zoetis, Inc. (Pharmaceuticals)	1,102	45,380
TOTAL COMMON STOCKS (Cost $14,121,935)		40,321,669

	Principal Amount
Repurchase Agreements(a)(b)(26.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $14,562,024	$14,562,000	14,562,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,562,000)		14,562,000
TOTAL INVESTMENT SECURITIES (Cost $28,683,935) - 100.1%		54,883,669
Net other assets (liabilities) - (0.1)%		(49,309)

NET ASSETS - 100.0%		$54,834,360

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $525,000.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	119	12/21/15	$11,358,550	$(143,604)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/15	0.55%	$2,347,100	$46,978
S&P 500	UBS AG	10/27/15	0.20%	1,136,202	36,457
				$3,483,302	$83,435

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,078,092	2.1%
Air Freight & Logistics	300,412	0.5%
Airlines	253,777	0.5%
Auto Components	157,117	0.3%
Automobiles	255,723	0.5%
Banks	2,430,181	4.5%
Beverages	923,318	1.6%
Biotechnology	1,225,649	2.2%
Building Products	33,823	0.1%
Capital Markets	866,795	1.6%
Chemicals	855,466	1.5%
Commercial Services & Supplies	176,028	0.3%
Communications Equipment	607,970	1.1%
Construction & Engineering	37,528	0.1%
Construction Materials	54,894	0.1%
Consumer Finance	309,505	0.6%
Containers & Packaging	96,708	0.2%
Distributors	28,846	0.1%
Diversified Consumer Services	24,145	NM
Diversified Financial Services	845,977	1.5%
Diversified Telecommunication Services	975,714	1.8%
Electric Utilities	725,479	1.3%
Electrical Equipment	188,417	0.3%
Electronic Equipment, Instruments & Components	154,146	0.3%
Energy Equipment & Services	447,669	0.8%
Food & Staples Retailing	987,455	1.8%
Food Products	687,675	1.3%
Gas Utilities	17,702	NM
Health Care Equipment & Supplies	822,027	1.5%
Health Care Providers & Services	1,132,114	2.1%
Health Care Technology	43,471	0.1%
Hotels, Restaurants & Leisure	764,085	1.4%
Household Durables	174,341	0.3%
Household Products	733,140	1.3%
Independent Power and Renewable Electricity Producers	27,527	0.1%
Industrial Conglomerates	973,430	1.8%
Insurance	1,116,684	2.1%
Internet & Catalog Retail	767,069	1.4%
Internet Software & Services	1,605,744	2.9%
IT Services	1,433,116	2.6%
Leisure Products	35,929	0.1%
Life Sciences Tools & Services	179,895	0.3%
Machinery	499,489	0.9%
Media	1,290,547	2.3%
Metals & Mining	102,493	0.2%
Multiline Retail	288,381	0.5%
Multi-Utilities	501,183	0.9%
Oil, Gas & Consumable Fuels	2,344,805	4.3%
Paper & Forest Products	37,261	0.1%
Personal Products	44,455	0.1%
Pharmaceuticals	2,495,908	4.5%
Professional Services	92,326	0.2%
Real Estate Investment Trusts	1,067,501	1.9%
Real Estate Management & Development	22,272	NM
Road & Rail	349,487	0.6%
Semiconductors & Semiconductor Equipment	971,659	1.8%
Software	1,604,328	2.9%
Specialty Retail	1,090,362	2.0%
Technology Hardware, Storage & Peripherals	1,842,108	3.3%
Textiles, Apparel & Luxury Goods	406,469	0.7%
Thrifts & Mortgage Finance	11,797	NM
Tobacco	633,466	1.2%
Trading Companies & Distributors	70,589	0.1%
Other**	14,512,691	26.5%
Total	$54,834,360	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $9,417,016	$9,417,000	$9,417,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,417,000)		9,417,000
TOTAL INVESTMENT SECURITIES (Cost $9,417,000) - 97.4%		9,417,000
Net other assets (liabilities) - 2.6%		250,446

NET ASSETS - 100.0%		$9,667,446

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $1,073,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	22	12/21/15	$2,998,160	$(80,779)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/15	0.55%	$4,197,855	$50,087
S&P MidCap 400	UBS AG	10/27/15	0.45%	2,459,222	29,356
				$6,657,077	$79,443

^	Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (70.2%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	170	$1,547
2U, Inc.* (Diversified Consumer Services)	136	4,882
8x8, Inc.* (Diversified Telecommunication Services)	442	3,655
A. Schulman, Inc. (Chemicals)	136	4,416
A10 Networks, Inc.* (Software)	238	1,426
AAON, Inc. (Building Products)	204	3,954
AAR Corp. (Aerospace & Defense)	170	3,225
Abaxis, Inc. (Health Care Equipment & Supplies)	102	4,487
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	204	3,376
Abercrombie & Fitch Co. - Class A (Specialty Retail)	306	6,484
ABIOMED, Inc.* (Health Care Equipment & Supplies)	170	15,768
ABM Industries, Inc. (Commercial Services & Supplies)	238	6,500
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	646	827
Acacia Research Corp. (Professional Services)	272	2,470
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	340	11,244
Acadia Realty Trust (Real Estate Investment Trusts)	306	9,201
ACCO Brands Corp.* (Commercial Services & Supplies)	544	3,846
Accuray, Inc.* (Health Care Equipment & Supplies)	442	2,208
Accuride Corp.* (Machinery)	374	1,036
Aceto Corp. (Health Care Providers & Services)	136	3,733
Achillion Pharmaceuticals, Inc.* (Biotechnology)	544	3,759
ACI Worldwide, Inc.* (Software)	476	10,053
Acorda Therapeutics, Inc.* (Biotechnology)	204	5,408
Actua Corp.* (Internet Software & Services)	204	2,399
Actuant Corp. - Class A (Machinery)	272	5,002
Acxiom Corp.* (IT Services)	340	6,718
ADTRAN, Inc. (Communications Equipment)	272	3,971
Advanced Drainage Systems, Inc. (Building Products)	170	4,918
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,365
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,788	4,795
Advaxis, Inc.* (Biotechnology)	170	1,739
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	136	1,850
Aegion Corp.* (Construction & Engineering)	204	3,362
Aerohive Networks, Inc.* (Communications Equipment)	204	1,220
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	272	4,401
Affymetrix, Inc.* (Life Sciences Tools & Services)	374	3,194
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	170	2,587
Agenus, Inc.* (Biotechnology)	408	1,877
Air Methods Corp.* (Health Care Providers & Services)	170	5,795
Air Transport Services Group, Inc.* (Air Freight & Logistics)	272	2,326
Aircastle, Ltd. (Trading Companies & Distributors)	272	5,606
AK Steel Holding Corp.* (Metals & Mining)	884	2,130
Akebia Therapeutics, Inc.* (Biotechnology)	170	1,642
Albany International Corp. - Class A (Machinery)	136	3,891
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	136	2,369
Alexander & Baldwin, Inc. (Real Estate Management & Development)	204	7,003
Alimera Sciences, Inc.* (Pharmaceuticals)	306	676
ALLETE, Inc. (Electric Utilities)	204	10,300
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	170	3,072
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	170	1,324
Altisource Residential Corp. (Real Estate Investment Trusts)	272	3,786
Altra Industrial Motion Corp. (Machinery)	136	3,144
AMAG Pharmaceuticals, Inc.* (Biotechnology)	136	5,403
Ambac Financial Group, Inc.* (Insurance)	204	2,952
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	136	7,859
Amedisys, Inc.* (Health Care Providers & Services)	136	5,164
American Assets Trust, Inc. (Real Estate Investment Trusts)	170	6,946
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	340	6,780
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	238	3,508
American Eagle Outfitters, Inc. (Specialty Retail)	816	12,755
American Equity Investment Life Holding Co. (Insurance)	340	7,925
American Residential Properties, Inc. (Real Estate Investment Trusts)	170	2,936
American Software, Inc. - Class A (Software)	170	1,601
American States Water Co. (Water Utilities)	170	7,038
American Vanguard Corp. (Chemicals)	170	1,965
Ameris Bancorp (Banks)	170	4,888
Amicus Therapeutics, Inc.* (Biotechnology)	442	6,184
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	510	2,290
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	204	6,122

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	170	$1,987
AmSurg Corp.* (Health Care Providers & Services)	204	15,853
Anacor Pharmaceuticals, Inc.* (Biotechnology)	170	20,012
Angie’s List, Inc.* (Internet Software & Services)	306	1,542
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	136	1,794
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	136	7,858
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	986	1,676
Anthera Pharmaceuticals, Inc.* (Biotechnology)	238	1,449
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	578	2,855
Apogee Enterprises, Inc. (Building Products)	136	6,072
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	272	4,273
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	408	4,512
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	170	2,152
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	170	6,486
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	442	2,347
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	272	509
Aratana Therapeutics, Inc.* (Pharmaceuticals)	170	1,438
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	272	1,618
ArcBest Corp. (Road & Rail)	136	3,505
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,122	2,143
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	170	2,038
Argo Group International Holdings, Ltd. (Insurance)	136	7,696
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	748	4,368
Arlington Asset Investment Corp. - Class A (Capital Markets)	136	1,911
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	170	1,661
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	204	4,088
Array BioPharma, Inc.* (Biotechnology)	646	2,946
Arrowhead Research Corp.* (Biotechnology)	340	1,958
Asbury Automotive Group, Inc.* (Specialty Retail)	102	8,277
Ascena Retail Group, Inc.* (Specialty Retail)	612	8,513
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	136	1,908
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	408	2,489
Aspen Technology, Inc.* (Software)	340	12,889
Astoria Financial Corp. (Thrifts & Mortgage Finance)	408	6,569
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	748	1,391
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	102	3,525
AtriCure, Inc.* (Health Care Equipment & Supplies)	136	2,980
Atwood Oceanics, Inc. (Energy Equipment & Services)	272	4,028
AVG Technologies N.V.* (Software)	204	4,437
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	170	1,353
Avista Corp. (Multi-Utilities)	272	9,044
AVX Corp. (Electronic Equipment, Instruments & Components)	238	3,115
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	714	1,906
Axiall Corp. (Chemicals)	306	4,801
AZZ, Inc. (Electrical Equipment)	102	4,966
B&G Foods, Inc. - Class A (Food Products)	238	8,675
Balchem Corp. (Chemicals)	136	8,265
Banc of California, Inc. (Banks)	204	2,503
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	136	3,148
BancorpSouth, Inc. (Banks)	408	9,698
Bank Mutual Corp. (Thrifts & Mortgage Finance)	306	2,350
Bank of the Ozarks, Inc. (Banks)	306	13,390
Bankrate, Inc.* (Internet Software & Services)	340	3,519
Barnes & Noble Education, Inc.* (Specialty Retail)	136	1,729
Barnes & Noble, Inc. (Specialty Retail)	238	2,882
Barnes Group, Inc. (Machinery)	238	8,581
Basic Energy Services, Inc.* (Energy Equipment & Services)	272	898
Bazaarvoice, Inc.* (Internet Software & Services)	374	1,687
BBCN Bancorp, Inc. (Banks)	374	5,617
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	204	6,628
Beazer Homes USA, Inc.* (Household Durables)	136	1,813
bebe Stores, Inc. (Specialty Retail)	510	479
Belden, Inc. (Electronic Equipment, Instruments & Components)	170	7,937
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	442	4,469
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	238	5,179
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	374	4,959
Berkshire Hills Bancorp, Inc. (Banks)	136	3,745
Berry Plastics Group, Inc.* (Containers & Packaging)	476	14,313
BGC Partners, Inc. - Class A (Capital Markets)	816	6,708
Big Lots, Inc. (Multiline Retail)	238	11,405
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	306	1,010

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	340	$3,876
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	272	1,512
BioScrip, Inc.* (Health Care Providers & Services)	510	954
BioTelemetry, Inc.* (Health Care Providers & Services)	204	2,497
BioTime, Inc.* (Biotechnology)	408	1,224
Black Diamond, Inc.* (Leisure Products)	170	1,068
Black Hills Corp. (Multi-Utilities)	204	8,433
Blackbaud, Inc. (Software)	204	11,448
Blackhawk Network Holdings, Inc.* (IT Services)	238	10,089
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	510	9,272
Blount International, Inc.* (Machinery)	272	1,515
Blucora, Inc.* (Internet Software & Services)	204	2,809
Blue Hills Bancorp, Inc. (Banks)	170	2,355
BNC Bancorp (Banks)	136	3,023
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	102	4,422
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	238	1,971
Boise Cascade Co.* (Paper & Forest Products)	170	4,287
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	238	969
Boston Private Financial Holdings, Inc. (Banks)	374	4,376
Bottomline Technologies, Inc.* (Software)	204	5,102
Boulder Brands, Inc.* (Food Products)	340	2,785
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	374	6,096
Brady Corp. - Class A (Electrical Equipment)	204	4,011
Briggs & Stratton Corp. (Machinery)	204	3,939
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	170	10,921
Brightcove, Inc.* (Internet Software & Services)	238	1,171
Bristow Group, Inc. (Energy Equipment & Services)	136	3,558
BroadSoft, Inc.* (Software)	136	4,075
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	340	3,448
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	340	3,981
Builders FirstSource, Inc.* (Building Products)	238	3,018
Burlington Stores, Inc.* (Multiline Retail)	306	15,618
C&J Energy Services, Ltd.* (Energy Equipment & Services)	272	957
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	102	3,951
CACI International, Inc.* - Class A (IT Services)	102	7,545
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	306	2,173
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	340	2,003
CalAmp Corp.* (Communications Equipment)	170	2,735
Caleres, Inc. (Specialty Retail)	204	6,228
Calgon Carbon Corp. (Chemicals)	238	3,708
California Water Service Group (Water Utilities)	238	5,265
Calix, Inc.* (Communications Equipment)	272	2,119
Callaway Golf Co. (Leisure Products)	408	3,407
Callidus Software, Inc.* (Software)	272	4,621
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	374	2,726
Cal-Maine Foods, Inc. (Food Products)	136	7,427
Cambrex Corp.* (Life Sciences Tools & Services)	136	5,396
Campus Crest Communities, Inc. (Real Estate Investment Trusts)	408	2,171
Cantel Medical Corp. (Health Care Equipment & Supplies)	136	7,711
Capital Bank Financial Corp.* - Class A (Banks)	102	3,083
Capital Senior Living Corp.* (Health Care Providers & Services)	136	2,727
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	612	7,417
Capstead Mortgage Corp. (Real Estate Investment Trusts)	442	4,371
Cardinal Financial Corp. (Banks)	170	3,912
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	136	2,154
Cardtronics, Inc.* (IT Services)	204	6,671
Career Education Corp.* (Diversified Consumer Services)	510	1,918
CareTrust REIT, Inc. (Real Estate Investment Trusts)	204	2,315
Carmike Cinemas, Inc.* (Media)	136	2,732
Carpenter Technology Corp. (Metals & Mining)	204	6,073
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	204	6,230
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	2,428
Cascade Bancorp* (Banks)	272	1,472
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	306	1,775
Casey’s General Stores, Inc. (Food & Staples Retailing)	170	17,496
Cash America International, Inc. (Consumer Finance)	136	3,804
Castle Brands, Inc.* (Beverages)	816	1,077
Castlight Health, Inc.* - Class B (Health Care Technology)	238	1,000
Catalent, Inc.* (Pharmaceuticals)	340	8,263
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	510	1,530
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	238	2,447
Cathay General Bancorp (Banks)	340	10,186
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	238	14,605
CBIZ, Inc.* (Professional Services)	272	2,671
CEB, Inc. (Professional Services)	136	9,293
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	442	2,745

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celadon Group, Inc. (Road & Rail)	136	$2,179
Celldex Therapeutics, Inc.* (Biotechnology)	408	4,300
Cempra, Inc.* (Pharmaceuticals)	136	3,786
CenterState Banks, Inc. (Banks)	238	3,499
Central European Media Enterprises, Ltd.* - Class A (Media)	680	1,469
Central Garden & Pet Co.* - Class A (Household Products)	238	3,834
Central Pacific Financial Corp. (Banks)	136	2,852
Century Aluminum Co.* (Metals & Mining)	272	1,251
Cepheid* (Biotechnology)	306	13,831
Cerus Corp.* (Health Care Equipment & Supplies)	544	2,470
Chambers Street Properties (Real Estate Investment Trusts)	1,020	6,620
Chart Industries, Inc.* (Machinery)	136	2,613
Chatham Lodging Trust (Real Estate Investment Trusts)	170	3,652
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	238	1,726
Chegg, Inc.* (Diversified Consumer Services)	408	2,942
Chemical Financial Corp. (Banks)	170	5,500
ChemoCentryx, Inc.* (Biotechnology)	204	1,234
Chemtura Corp.* (Chemicals)	306	8,758
Chesapeake Lodging Trust (Real Estate Investment Trusts)	272	7,088
Chico’s FAS, Inc. (Specialty Retail)	612	9,627
Chimerix, Inc.* (Biotechnology)	170	6,494
Christopher & Banks Corp.* (Specialty Retail)	340	377
Ciber, Inc.* (IT Services)	544	1,730
Ciena Corp.* (Communications Equipment)	510	10,567
Cimpress N.V.* (Internet Software & Services)	136	10,351
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,020	3,182
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	272	8,571
Citizens, Inc.* (Insurance)	306	2,271
Civeo Corp. (Commercial Services & Supplies)	680	1,006
CLARCOR, Inc. (Machinery)	204	9,728
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	408	1,836
Cleco Corp. (Electric Utilities)	238	12,671
Cliffs Natural Resources, Inc. (Metals & Mining)	782	1,908
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	170	2,360
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	408	1,073
Clovis Oncology, Inc.* (Biotechnology)	102	9,380
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	204	4,378
CNO Financial Group, Inc. (Insurance)	816	15,350
CoBiz Financial, Inc. (Banks)	204	2,654
Coeur Mining, Inc.* (Metals & Mining)	680	1,918
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	204	5,542
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	102	5,579
Coherus Biosciences, Inc.* (Biotechnology)	136	2,725
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	170	1,676
Colony Capital, Inc. (Real Estate Investment Trusts)	476	9,311
Columbia Banking System, Inc. (Banks)	238	7,428
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	136	7,995
Comfort Systems USA, Inc. (Construction & Engineering)	170	4,634
Commercial Metals Co. (Metals & Mining)	510	6,911
Commercial Vehicle Group, Inc.* (Machinery)	238	959
Community Bank System, Inc. (Banks)	170	6,319
CommVault Systems, Inc.* (Software)	204	6,928
comScore, Inc.* (Internet Software & Services)	136	6,276
CONMED Corp. (Health Care Equipment & Supplies)	136	6,493
ConnectOne Bancorp, Inc. (Banks)	170	3,281
Conn’s, Inc.* (Specialty Retail)	136	3,269
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	238	4,586
Constant Contact, Inc.* (Internet Software & Services)	170	4,121
Continental Building Products, Inc.* (Building Products)	170	3,492
Convergys Corp. (IT Services)	408	9,429
Con-way, Inc. (Road & Rail)	238	11,294
Cooper Tire & Rubber Co. (Auto Components)	238	9,403
Corcept Therapeutics, Inc.* (Pharmaceuticals)	374	1,406
Core-Mark Holding Co., Inc. (Distributors)	102	6,676
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	306	1,353
CoreSite Realty Corp. (Real Estate Investment Trusts)	102	5,247
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	272	840
CorMedix, Inc.* (Biotechnology)	306	609
Cornerstone OnDemand, Inc.* (Internet Software & Services)	238	7,854
Coupons.com, Inc.* (Internet Software & Services)	306	2,754
Cousins Properties, Inc. (Real Estate Investment Trusts)	918	8,464
Cowen Group, Inc.* - Class A (Capital Markets)	578	2,636
Crawford & Co. (Insurance)	204	1,144
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	170	3,368
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	374	4,834
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	204	2,776
Crown Media Holdings, Inc.* (Media)	306	1,637
CryoLife, Inc. (Health Care Equipment & Supplies)	170	1,654
CSG Systems International, Inc. (IT Services)	170	5,236
CTI BioPharma Corp.* (Biotechnology)	1,020	1,489
CTS Corp. (Electronic Equipment, Instruments & Components)	170	3,147

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CubeSmart (Real Estate Investment Trusts)	680	$18,503
Cumulus Media, Inc.* - Class A (Media)	952	670
Curis, Inc.* (Biotechnology)	714	1,442
Curtiss-Wright Corp. (Aerospace & Defense)	204	12,733
Customers Bancorp, Inc.* (Banks)	136	3,495
CVB Financial Corp. (Banks)	476	7,949
Cvent, Inc.* (Internet Software & Services)	136	4,578
Cyberonics, Inc.* (Health Care Equipment & Supplies)	102	6,200
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	102	3,064
CyrusOne, Inc. (Real Estate Investment Trusts)	238	7,773
CYS Investments, Inc. (Real Estate Investment Trusts)	714	5,184
Cytokinetics, Inc.* (Biotechnology)	272	1,820
CytRx Corp.* (Biotechnology)	442	1,048
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	204	1,769
Dana Holding Corp. (Auto Components)	680	10,799
Darling Ingredients, Inc.* (Food Products)	714	8,025
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	102	3,859
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	374	12,589
Dealertrack Technologies, Inc.* (Internet Software & Services)	238	15,033
Dean Foods Co. (Food Products)	408	6,740
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	136	7,896
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	136	1,889
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	238	6,593
Deluxe Corp. (Commercial Services & Supplies)	204	11,372
Demandware, Inc.* (Internet Software & Services)	136	7,028
Denny’s Corp.* (Hotels, Restaurants & Leisure)	408	4,500
Depomed, Inc.* (Pharmaceuticals)	272	5,127
Destination XL Group, Inc.* (Specialty Retail)	306	1,778
DeVry Education Group, Inc. (Diversified Consumer Services)	272	7,401
DHI Group, Inc.* (Internet Software & Services)	272	1,988
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	476	3,532
Diamond Foods, Inc.* (Food Products)	136	4,197
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	204	4,772
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	850	9,393
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	272	8,097
Digi International, Inc.* (Communications Equipment)	170	2,004
Digital Turbine, Inc.* (Software)	442	800
DigitalGlobe, Inc.* (Aerospace & Defense)	306	5,820
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	170	2,873
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	170	3,633
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	170	4,884
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	136	1,402
Dorman Products, Inc.* (Auto Components)	136	6,921
Dot Hill Systems Corp.* (Technology Hardware, Storage & Peripherals)	374	3,639
Douglas Dynamics, Inc. (Machinery)	136	2,701
DreamWorks Animation SKG, Inc.* - Class A (Media)	340	5,933
Drew Industries, Inc. (Auto Components)	102	5,570
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	170	1,549
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	272	7,039
Durect Corp.* (Pharmaceuticals)	782	1,525
Dyax Corp.* (Biotechnology)	612	11,683
Dycom Industries, Inc.* (Construction & Engineering)	136	9,841
Dynavax Technologies Corp.* (Biotechnology)	136	3,337
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	510	10,542
Dynex Capital, Inc. (Real Estate Investment Trusts)	306	2,007
Eagle Bancorp, Inc.* (Banks)	136	6,188
Eagle Bulk Shipping, Inc.* (Marine)	204	1,210
EarthLink Holdings Corp. (Internet Software & Services)	510	3,968
EastGroup Properties, Inc. (Real Estate Investment Trusts)	136	7,368
Ebix, Inc. (Software)	136	3,395
Echo Global Logistics, Inc.* (Air Freight & Logistics)	136	2,666
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	340	663
Education Realty Trust, Inc. (Real Estate Investment Trusts)	204	6,722
El Paso Electric Co. (Electric Utilities)	170	6,259
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	238	2,147
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	204	8,829
Elizabeth Arden, Inc.* (Personal Products)	170	1,987
Ellie Mae, Inc.* (Software)	136	9,054
EMCOR Group, Inc. (Construction & Engineering)	272	12,036
EMCORE Corp.* (Communications Equipment)	238	1,618
Emergent BioSolutions, Inc.* (Biotechnology)	136	3,875
Employers Holdings, Inc. (Insurance)	170	3,789
Encore Capital Group, Inc.* (Consumer Finance)	136	5,032
Endocyte, Inc.* (Pharmaceuticals)	306	1,401
Endologix, Inc.* (Health Care Equipment & Supplies)	306	3,752
Endurance International Group Holdings, Inc.* (Internet Software & Services)	272	3,634
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	272	792

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	646	$678
EnerNOC, Inc.* (Software)	170	1,343
EnerSys (Electrical Equipment)	170	9,109
Ennis, Inc. (Commercial Services & Supplies)	136	2,361
Enova International, Inc.* (Consumer Finance)	136	1,390
Enphase Energy, Inc.* (Electrical Equipment)	204	755
EnPro Industries, Inc. (Machinery)	102	3,995
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	612	8,072
Entercom Communications Corp.* - Class A (Media)	170	1,727
Entravision Communications Corp. - Class A (Media)	340	2,258
Envestnet, Inc.* (Internet Software & Services)	170	5,095
EPAM Systems, Inc.* (IT Services)	204	15,202
Epiq Systems, Inc. (Software)	170	2,196
Epizyme, Inc.* (Biotechnology)	136	1,749
EPR Properties (Real Estate Investment Trusts)	238	12,274
Equity One, Inc. (Real Estate Investment Trusts)	306	7,448
Eros International PLC* (Media)	136	3,698
ESCO Technologies, Inc. (Machinery)	136	4,882
Essendant, Inc. (Commercial Services & Supplies)	170	5,513
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	238	5,914
Esterline Technologies Corp.* (Aerospace & Defense)	136	9,777
Ethan Allen Interiors, Inc. (Household Durables)	136	3,592
Euronet Worldwide, Inc.* (IT Services)	204	15,114
EverBank Financial Corp. (Thrifts & Mortgage Finance)	408	7,874
Evercore Partners, Inc. - Class A (Capital Markets)	136	6,833
Everi Holdings, Inc.* (IT Services)	374	1,919
EVERTEC, Inc. (IT Services)	306	5,529
EVINE Live, Inc.* (Internet & Catalog Retail)	476	1,247
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	204	1,132
Exact Sciences Corp.* (Biotechnology)	374	6,728
ExamWorks Group, Inc.* (Health Care Providers & Services)	170	4,971
Exar Corp.* (Semiconductors & Semiconductor Equipment)	238	1,416
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,224	918
Exelixis, Inc.* (Biotechnology)	986	5,531
ExlService Holdings, Inc.* (IT Services)	170	6,278
Exponent, Inc. (Professional Services)	136	6,060
Express, Inc.* (Specialty Retail)	374	6,683
Exterran Holdings, Inc. (Energy Equipment & Services)	306	5,508
Extreme Networks, Inc.* (Communications Equipment)	680	2,285
EZCORP, Inc.* - Class A (Consumer Finance)	306	1,888
F.N.B. Corp. (Banks)	748	9,687
Fabrinet* (Electronic Equipment, Instruments & Components)	170	3,116
Fair Isaac Corp. (Software)	136	11,492
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	510	7,160
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	340	918
FCB Financial Holdings, Inc.* - Class A (Banks)	136	4,436
Federal Signal Corp. (Machinery)	306	4,195
Federal-Mogul Holdings Corp.* (Auto Components)	204	1,393
FEI Co. (Electronic Equipment, Instruments & Components)	170	12,417
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	646	4,567
Ferro Corp.* (Chemicals)	340	3,723
Fibrocell Science, Inc.* (Biotechnology)	238	916
FibroGen, Inc.* (Biotechnology)	238	5,217
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	136	6,170
Financial Engines, Inc. (Capital Markets)	238	7,014
Finisar Corp.* (Communications Equipment)	442	4,919
First American Financial Corp. (Insurance)	442	17,270
First BanCorp.* (Banks)	578	2,058
First Busey Corp. (Banks)	136	2,702
First Cash Financial Services, Inc.* (Consumer Finance)	136	5,448
First Commonwealth Financial Corp. (Banks)	442	4,018
First Financial Bancorp (Banks)	272	5,190
First Financial Bankshares, Inc. (Banks)	272	8,644
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	476	9,972
First Merchants Corp. (Banks)	170	4,457
First Midwest Bancorp, Inc. (Banks)	340	5,964
First Potomac Realty Trust (Real Estate Investment Trusts)	306	3,366
FirstMerit Corp. (Banks)	680	12,016
Five Below, Inc.* (Specialty Retail)	238	7,992
Five Star Quality Care, Inc.* (Health Care Providers & Services)	340	1,051
Five9, Inc.* (Internet Software & Services)	238	881
Fleetmatics Group PLC* (Software)	170	8,345
Flotek Industries, Inc.* (Chemicals)	272	4,542
Fluidigm Corp.* (Life Sciences Tools & Services)	136	1,103
Flushing Financial Corp. (Thrifts & Mortgage Finance)	170	3,403
FNFV Group (Diversified Financial Services)	374	4,383
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	170	1,246
Forestar Group, Inc.* (Real Estate Management & Development)	204	2,683
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	306	2,075

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	272		$3,321
Forward Air Corp. (Air Freight & Logistics)	136		5,643
Francesca’s Holdings Corp.* (Specialty Retail)	238		2,911
Franklin Electric Co., Inc. (Electrical Equipment)	204		5,555
Franklin Street Properties Corp. (Real Estate Investment Trusts)	408		4,386
Fred’s, Inc. - Class A (Multiline Retail)	204		2,417
Fresh Del Monte Produce, Inc. (Food Products)	136		5,373
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	714		1,921
FTI Consulting, Inc.* (Professional Services)	170		7,057
FuelCell Energy, Inc.* (Electrical Equipment)	1,870		1,374
Fulton Financial Corp. (Banks)	748		9,051
Furmanite Corp.* (Construction & Engineering)	238		1,447
FutureFuel Corp. (Chemicals)	170		1,680
GAIN Capital Holdings, Inc. (Diversified Financial Services)	204		1,485
Galena Biopharma, Inc.* (Biotechnology)	1,088		1,719
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	204		1,962
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	578		665
Generac Holdings, Inc.* (Electrical Equipment)	306		9,207
General Cable Corp. (Electrical Equipment)	238		2,832
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	170		2,934
Genesco, Inc.* (Specialty Retail)	102		5,821
Genesis Healthcare, Inc.* (Health Care Providers & Services)	272		1,667
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	238		1,873
Gentherm, Inc.* (Auto Components)	170		7,636
Geron Corp.* (Biotechnology)	816		2,252
Getty Realty Corp. (Real Estate Investment Trusts)	136		2,149
Gibraltar Industries, Inc.* (Building Products)	170		3,120
Gigamon, Inc.* (Software)	136		2,721
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	170		10,482
Glacier Bancorp, Inc. (Banks)	340		8,973
Global Eagle Entertainment, Inc.* (Media)	238		2,732
Globalstar, Inc.* (Diversified Telecommunication Services)	2,244		3,523
Globe Specialty Metals, Inc. (Metals & Mining)	306		3,712
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	306		6,322
Glu Mobile, Inc.* (Software)	612		2,674
Gogo, Inc.* (Internet Software & Services)	272		4,156
Golden Ocean Group, Ltd. (Marine)	476		1,171
Government Properties Income Trust (Real Estate Investment Trusts)	306		4,896
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	272		5,649
Grand Canyon Education, Inc.* (Diversified Consumer Services)	204		7,750
Granite Construction, Inc. (Construction & Engineering)	170		5,044
Gray Television, Inc.* (Media)	306		3,905
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	374		1,885
Great Western Bancorp, Inc. (Banks)	204		5,175
Greatbatch, Inc.* (Health Care Equipment & Supplies)	102		5,755
Green Dot Corp.* - Class A (Consumer Finance)	204		3,590
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	170		3,308
Greenhill & Co., Inc. (Capital Markets)	136		3,872
Greenlight Capital Re, Ltd.* - Class A (Insurance)	136		3,030
Greif, Inc. - Class A (Containers & Packaging)	136		4,340
Griffon Corp. (Building Products)	170		2,681
Group 1 Automotive, Inc. (Specialty Retail)	102		8,685
GrubHub, Inc.* (Internet Software & Services)	306		7,448
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	204		2,597
GTT Communications, Inc.* (Internet Software & Services)	136		3,163
GUESS?, Inc. (Specialty Retail)	272		5,810
Guidewire Software, Inc.* (Software)	306		16,089
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	170		1,039
H&E Equipment Services, Inc. (Trading Companies & Distributors)	170		2,842
H.B. Fuller Co. (Chemicals)	204		6,924
Haemonetics Corp.* (Health Care Equipment & Supplies)	238		7,692
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	2,074		1,099
Halozyme Therapeutics, Inc.* (Biotechnology)	442		5,936
Halyard Health, Inc.* (Health Care Equipment & Supplies)	204		5,802
Hampton Roads Bankshares, Inc.* (Banks)	544		1,034
Hancock Holding Co. (Banks)	340		9,197
Hanger, Inc.* (Health Care Providers & Services)	170		2,319
Hanmi Financial Corp. (Banks)	170		4,284
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	170		2,927
Harmonic, Inc.* (Communications Equipment)	476		2,761
Harsco Corp. (Machinery)	374		3,392
Harte-Hanks, Inc. (Media)	306		1,080
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	—	(a)	—	(b)
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	272		1,028
Hatteras Financial Corp. (Real Estate Investment Trusts)	442		6,696
Hawaiian Holdings, Inc.* (Airlines)	238		5,874
Headwaters, Inc.* (Construction Materials)	340		6,392
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	442		10,984

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Healthcare Services Group, Inc. (Commercial Services & Supplies)	306	$10,312
HealthEquity, Inc.* (Health Care Providers & Services)	170	5,024
HealthSouth Corp. (Health Care Providers & Services)	374	14,350
HealthStream, Inc.* (Health Care Technology)	136	2,966
Healthways, Inc.* (Health Care Providers & Services)	204	2,268
Heartland Express, Inc. (Road & Rail)	238	4,746
Heartland Payment Systems, Inc. (IT Services)	170	10,712
Hecla Mining Co. (Metals & Mining)	1,734	3,416
HEICO Corp. - Class A (Aerospace & Defense)	170	7,720
Helen of Troy, Ltd.* (Household Durables)	136	12,145
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	476	2,280
Heritage Financial Corp. (Banks)	170	3,199
Heritage Insurance Holdings, Inc.* (Insurance)	136	2,683
Heritage Oaks Bancorp (Banks)	204	1,624
Herman Miller, Inc. (Commercial Services & Supplies)	272	7,844
Heron Therapeutics, Inc.* (Biotechnology)	136	3,318
Hersha Hospitality Trust (Real Estate Investment Trusts)	238	5,393
HFF, Inc. - Class A (Capital Markets)	170	5,739
Hibbett Sports, Inc.* (Specialty Retail)	102	3,571
Highwoods Properties, Inc. (Real Estate Investment Trusts)	374	14,493
Hill International, Inc.* (Professional Services)	306	1,004
Hillenbrand, Inc. (Machinery)	272	7,075
Hilltop Holdings, Inc.* (Banks)	340	6,735
HMS Holdings Corp.* (Health Care Providers & Services)	408	3,578
HNI Corp. (Commercial Services & Supplies)	204	8,752
Home BancShares, Inc. (Banks)	238	9,639
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	136	3,142
Horace Mann Educators Corp. (Insurance)	170	5,647
Horizon Global Corp.* (Auto Components)	68	600
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	170	2,300
Horsehead Holding Corp.* (Metals & Mining)	680	2,067
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	578	11,739
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	782	1,384
HRG Group, Inc.* (Household Products)	374	4,387
HSN, Inc. (Internet & Catalog Retail)	136	7,784
Hub Group, Inc.* - Class A (Air Freight & Logistics)	170	6,189
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	306	8,810
Huron Consulting Group, Inc.* (Professional Services)	102	6,378
IBERIABANK Corp. (Banks)	170	9,896
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	204	2,758
IDACORP, Inc. (Electric Utilities)	204	13,202
Idera Pharmaceuticals, Inc.* (Biotechnology)	578	1,936
IGI Laboratories, Inc.* (Pharmaceuticals)	306	2,001
II-VI, Inc.* (Electrical Equipment)	238	3,827
Imation Corp.* (Technology Hardware, Storage & Peripherals)	340	724
IMAX Corp.* (Media)	272	9,190
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	170	1,909
ImmunoGen, Inc.* (Biotechnology)	408	3,917
Immunomedics, Inc.* (Biotechnology)	578	994
Impax Laboratories, Inc.* (Pharmaceuticals)	306	10,775
Imperva, Inc.* (Software)	102	6,679
inContact, Inc.* (Diversified Telecommunication Services)	306	2,298
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	204	1,471
Independent Bank Corp. (Banks)	136	6,270
Independent Bank Corp./MI (Banks)	136	2,007
Infinera Corp.* (Communications Equipment)	544	10,641
Infinity Pharmaceuticals, Inc.* (Biotechnology)	272	2,298
Infoblox, Inc.* (Software)	238	3,803
InfraREIT, Inc. (Real Estate Investment Trusts)	102	2,415
Inland Real Estate Corp. (Real Estate Investment Trusts)	442	3,580
InnerWorkings, Inc.* (Commercial Services & Supplies)	272	1,700
Innospec, Inc. (Chemicals)	102	4,744
Inovio Pharmaceuticals, Inc.* (Biotechnology)	374	2,162
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	170	4,087
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	170	4,395
Insmed, Inc.* (Biotechnology)	272	5,051
Insulet Corp.* (Health Care Equipment & Supplies)	238	6,167
Insys Therapeutics, Inc.* (Biotechnology)	102	2,903
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	102	6,074
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	612	12,424
Integrated Silicon Solution, Inc. (Semiconductors & Semiconductor Equipment)	170	3,653
Inteliquent, Inc. (Diversified Telecommunication Services)	170	3,796
Intelsat S.A.* (Diversified Telecommunication Services)	204	1,312
InterDigital, Inc. (Communications Equipment)	170	8,602
Interface, Inc. (Commercial Services & Supplies)	306	6,867
Internap Corp.* (Internet Software & Services)	306	1,876
International Bancshares Corp. (Banks)	238	5,957

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	136	$4,314
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	578	6,763
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	204	3,745
Intralinks Holdings, Inc.* (Internet Software & Services)	238	1,973
Intrepid Potash, Inc.* (Chemicals)	306	1,695
Invacare Corp. (Health Care Equipment & Supplies)	170	2,460
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	340	3,159
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	544	6,659
Investment Technology Group, Inc. (Capital Markets)	170	2,268
Investors Bancorp, Inc. (Banks)	1,428	17,621
Investors Real Estate Trust (Real Estate Investment Trusts)	612	4,737
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	136	1,172
ION Geophysical Corp.* (Energy Equipment & Services)	1,258	491
Iridium Communications, Inc.* (Diversified Telecommunication Services)	408	2,509
iRobot Corp.* (Household Durables)	136	3,963
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	578	6,023
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	136	2,372
iStar Financial, Inc.* (Real Estate Investment Trusts)	408	5,133
Itron, Inc.* (Electronic Equipment, Instruments & Components)	170	5,425
Ixia* (Communications Equipment)	306	4,434
IXYS Corp. (Semiconductors & Semiconductor Equipment)	136	1,518
J. Alexander’s Holdings, Inc.* (Hotels Restaurants & Leisure)	65	644
j2 Global, Inc. (Internet Software & Services)	204	14,454
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	170	13,096
Janus Capital Group, Inc. (Capital Markets)	612	8,323
Jive Software, Inc.* (Software)	340	1,588
John Bean Technologies Corp. (Machinery)	136	5,202
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	204	977
Journal Media Group, Inc. (Media)	204	1,530
K12, Inc.* (Diversified Consumer Services)	204	2,538
Kaman Corp. - Class A (Trading Companies & Distributors)	136	4,876
KapStone Paper & Packaging Corp. (Paper & Forest Products)	374	6,175
Karyopharm Therapeutics, Inc.* (Biotechnology)	136	1,432
KB Home (Household Durables)	374	5,068
KCG Holdings, Inc.* - Class A (Capital Markets)	238	2,611
Kearny Financial Corp. (Thrifts & Mortgage Finance)	442	5,070
Kelly Services, Inc. - Class A (Professional Services)	170	2,404
Kemper Corp. (Insurance)	204	7,215
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	408	9,045
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	476	1,676
Key Energy Services, Inc.* (Energy Equipment & Services)	952	447
Kforce, Inc. (Professional Services)	136	3,574
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	170	2,028
Kimball International, Inc. - Class B (Commercial Services & Supplies)	204	1,930
Kindred Healthcare, Inc. (Health Care Providers & Services)	374	5,891
Kite Pharma, Inc.* (Biotechnology)	136	7,572
Kite Realty Group Trust (Real Estate Investment Trusts)	374	8,905
KLX, Inc.* (Aerospace & Defense)	238	8,506
Knight Transportation, Inc. (Road & Rail)	272	6,528
Knoll, Inc. (Commercial Services & Supplies)	238	5,231
Knowles Corp.* (Electronic Equipment, Instruments & Components)	374	6,893
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	476	1,495
Korn/Ferry International (Professional Services)	204	6,746
Kraton Performance Polymers, Inc.* (Chemicals)	170	3,043
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	306	1,291
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	306	4,477
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	102	7,648
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	408	6,438
Ladder Capital Corp. (Real Estate Investment Trusts)	204	2,921
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	646	1,363
Lakeland Bancorp, Inc. (Banks)	204	2,266
Landec Corp.* (Food Products)	170	1,984
Lannett Co., Inc.* (Pharmaceuticals)	102	4,235
LaSalle Hotel Properties (Real Estate Investment Trusts)	476	13,514
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	578	2,225
La-Z-Boy, Inc. (Household Durables)	238	6,321
LDR Holding Corp.* (Health Care Equipment & Supplies)	102	3,522
LegacyTexas Financial Group, Inc. (Banks)	204	6,218
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	272	2,921
Lexington Realty Trust (Real Estate Investment Trusts)	884	7,160
Libbey, Inc. (Household Durables)	102	3,326
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	306	6,784
LifeLock, Inc.* (Diversified Consumer Services)	408	3,574
Limelight Networks, Inc.* (Internet Software & Services)	442	844

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lion Biotechnologies, Inc.* (Biotechnology)	272	$1,567
Lionbridge Technologies, Inc.* (IT Services)	374	1,848
Liquidity Services, Inc.* (Internet Software & Services)	170	1,256
Lithia Motors, Inc. - Class A (Specialty Retail)	102	11,028
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	9,297
LivePerson, Inc.* (Internet Software & Services)	306	2,313
LogMeIn, Inc.* (Internet Software & Services)	102	6,952
Louisiana-Pacific Corp.* (Paper & Forest Products)	612	8,715
LTC Properties, Inc. (Real Estate Investment Trusts)	170	7,254
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	136	1,787
Luminex Corp.* (Life Sciences Tools & Services)	204	3,450
Lumos Networks Corp. (Diversified Telecommunication Services)	136	1,654
M.D.C. Holdings, Inc. (Household Durables)	170	4,451
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	102	2,957
M/I Homes, Inc.* (Household Durables)	136	3,207
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	408	7,703
MacroGenics, Inc.* (Biotechnology)	136	2,913
Magellan Health, Inc.* (Health Care Providers & Services)	102	5,654
Magnum Hunter Resources Corp.* (Oil, Gas & Consumable Fuels)	1,292	439
Maiden Holdings, Ltd. (Insurance)	238	3,303
Manhattan Associates, Inc.* (Software)	306	19,064
MannKind Corp.* (Biotechnology)	1,122	3,602
ManTech International Corp. - Class A (IT Services)	136	3,495
Marchex, Inc. - Class B (Internet Software & Services)	306	1,233
Marin Software, Inc.* (Internet Software & Services)	238	745
MarineMax, Inc.* (Specialty Retail)	136	1,922
MarketAxess Holdings, Inc. (Diversified Financial Services)	170	15,790
Marketo, Inc.* (Internet Software & Services)	170	4,831
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	102	6,950
Marten Transport, Ltd. (Road & Rail)	136	2,199
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	272	1,621
Masimo Corp.* (Health Care Equipment & Supplies)	204	7,866
Masonite International Corp.* (Building Products)	136	8,238
MasTec, Inc.* (Construction & Engineering)	306	4,844
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	306	6,346
Matrix Service Co.* (Energy Equipment & Services)	136	3,056
Matson, Inc. (Marine)	204	7,852
Matthews International Corp. - Class A (Diversified Consumer Services)	136	6,660
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	544	1,268
MAXIMUS, Inc. (IT Services)	272	16,200
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	272	3,384
MB Financial, Inc. (Banks)	306	9,988
MBIA, Inc.* (Insurance)	714	4,341
McDermott International, Inc.* (Industrial Conglomerates)	1,088	4,678
McGrath RentCorp (Commercial Services & Supplies)	136	3,630
MDC Partners, Inc. - Class A (Media)	204	3,760
MedAssets, Inc.* (Health Care Technology)	272	5,456
Media General, Inc.* (Media)	408	5,708
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	884	9,777
Medidata Solutions, Inc.* (Health Care Technology)	238	10,022
Mentor Graphics Corp. (Software)	408	10,049
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	204	3,246
Meredith Corp. (Media)	170	7,238
Merge Healthcare, Inc.* (Health Care Technology)	442	3,138
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	272	3,718
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	204	3,488
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	204	4,878
Meritage Homes Corp.* (Household Durables)	170	6,208
Meritor, Inc.* (Machinery)	442	4,698
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	510	4,340
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	170	5,423
MGE Energy, Inc. (Electric Utilities)	170	7,002
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,394	12,907
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	408	13,391
Millennial Media, Inc.* (Internet Software & Services)	918	1,607
MiMedx Group, Inc.* (Biotechnology)	510	4,922
Minerals Technologies, Inc. (Chemicals)	136	6,550
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	238	7,980
Mobile Mini, Inc. (Commercial Services & Supplies)	204	6,281
MobileIron, Inc.* (Software)	272	843
Modine Manufacturing Co.* (Auto Components)	272	2,141
ModusLink Global Solutions, Inc.* (IT Services)	374	1,070
Molina Healthcare, Inc.* (Health Care Providers & Services)	136	9,364
Momenta Pharmaceuticals, Inc.* (Biotechnology)	272	4,464

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MoneyGram International, Inc.* (IT Services)	204	$1,636
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	306	2,984
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	748	6,964
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	170	8,704
Monotype Imaging Holdings, Inc. (Software)	204	4,451
Monro Muffler Brake, Inc. (Specialty Retail)	136	9,187
Monster Worldwide, Inc.* (Professional Services)	476	3,056
Moog, Inc.* - Class A (Aerospace & Defense)	170	9,192
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	238	790
MRC Global, Inc.* (Trading Companies & Distributors)	442	4,928
MSA Safety, Inc. (Commercial Services & Supplies)	136	5,436
Mueller Industries, Inc. (Machinery)	238	7,040
Mueller Water Products, Inc. - Class A (Machinery)	714	5,469
Myers Industries, Inc. (Containers & Packaging)	136	1,822
Myriad Genetics, Inc.* (Biotechnology)	306	11,469
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	136	1,651
National Bank Holdings Corp. (Banks)	170	3,490
National CineMedia, Inc. (Media)	306	4,107
National General Holdings Corp. (Insurance)	170	3,279
National Health Investors, Inc. (Real Estate Investment Trusts)	170	9,773
National Penn Bancshares, Inc. (Banks)	612	7,191
National Storage Affiliates Trust (Real Estate Investment Trusts)	170	2,304
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	204	2,829
Natus Medical, Inc.* (Health Care Equipment & Supplies)	136	5,365
Nautilus, Inc.* (Leisure Products)	170	2,550
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	1,122	2,558
Navigant Consulting, Inc.* (Professional Services)	238	3,787
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	544	1,915
Navios Maritime Holdings, Inc. (Marine)	544	1,355
Navistar International Corp.* (Machinery)	238	3,027
NBT Bancorp, Inc. (Banks)	204	5,496
NCI Building Systems, Inc.* (Building Products)	170	1,797
Nektar Therapeutics* (Pharmaceuticals)	578	6,335
Nelnet, Inc. - Class A (Consumer Finance)	102	3,530
Neogen Corp.* (Health Care Equipment & Supplies)	170	7,648
NeoGenomics, Inc.* (Life Sciences Tools & Services)	374	2,143
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	204	1,389
NETGEAR, Inc.* (Communications Equipment)	170	4,959
NetScout Systems, Inc.* (Communications Equipment)	170	6,013
Neurocrine Biosciences, Inc.* (Biotechnology)	340	13,529
NeuStar, Inc.* - Class A (IT Services)	238	6,476
New Jersey Resources Corp. (Gas Utilities)	374	11,231
New Media Investment Group, Inc. (Media)	204	3,154
New Residential Investment Corp. (Real Estate Investment Trusts)	816	10,690
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	306	3,201
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	544	2,987
New York REIT, Inc. (Real Estate Investment Trusts)	714	7,183
NewBridge Bancorp (Banks)	238	2,030
Newpark Resources, Inc.* (Energy Equipment & Services)	442	2,263
Newport Corp.* (Electronic Equipment, Instruments & Components)	204	2,805
NewStar Financial, Inc.* (Diversified Financial Services)	170	1,394
Nexstar Broadcasting Group, Inc. - Class A (Media)	136	6,440
NIC, Inc. (Internet Software & Services)	306	5,419
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	238	5,741
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	306	2,326
Nobilis Health Corp.* (Health Care Providers & Services)	238	1,242
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	408	6,202
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	986	759
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	374	1,653
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	238	3,620
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	442	5,746
Northwest Biotherapeutics, Inc.* (Biotechnology)	272	1,700
Northwest Natural Gas Co. (Gas Utilities)	136	6,234
NorthWestern Corp. (Multi-Utilities)	204	10,982
Novatel Wireless, Inc.* (Technology Hardware, Storage & Peripherals)	374	827
Novavax, Inc.* (Biotechnology)	1,122	7,933
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	170	1,896
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	170	1,974
Nutrisystem, Inc. (Internet & Catalog Retail)	136	3,607
NuVasive, Inc.* (Health Care Equipment & Supplies)	204	9,837
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	306	4,826
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	612	5,312
Ocata Therapeutics, Inc.* (Biotechnology)	306	1,279

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oclaro, Inc.* (Communications Equipment)	714	$1,642
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	510	3,422
OFG Bancorp (Banks)	238	2,078
Oil States International, Inc.* (Energy Equipment & Services)	238	6,220
Old National Bancorp (Banks)	510	7,104
Old Second Bancorp, Inc.* (Banks)	238	1,483
Olin Corp. (Chemicals)	340	5,715
OM Asset Management PLC (Capital Markets)	136	2,097
OM Group, Inc. (Chemicals)	136	4,473
Omeros Corp.* (Pharmaceuticals)	170	1,863
Omnicell, Inc.* (Health Care Technology)	170	5,287
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	272	7,143
OMNOVA Solutions, Inc.* (Chemicals)	272	1,507
On Assignment, Inc.* (Professional Services)	238	8,782
Oncothyreon, Inc.* (Biotechnology)	612	1,677
ONE Gas, Inc. (Gas Utilities)	238	10,789
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	136	1,909
Ophthotech Corp.* (Biotechnology)	102	4,133
OPOWER, Inc.* (Internet Software & Services)	170	1,515
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	374	1,661
ORBCOMM, Inc.* (Diversified Telecommunication Services)	340	1,897
Orexigen Therapeutics, Inc.* (Biotechnology)	578	1,220
Organovo Holdings, Inc.* (Biotechnology)	510	1,367
Orion Marine Group, Inc.* (Construction & Engineering)	238	1,423
Oritani Financial Corp. (Thrifts & Mortgage Finance)	238	3,718
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	170	5,785
Otter Tail Corp. (Industrial Conglomerates)	170	4,430
OvaScience, Inc.* (Biotechnology)	102	866
Owens & Minor, Inc. (Health Care Providers & Services)	272	8,688
P.H. Glatfelter Co. (Paper & Forest Products)	204	3,513
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	408	1,493
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	170	1,103
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	170	6,987
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	136	9,313
PAREXEL International Corp.* (Life Sciences Tools & Services)	238	14,737
Park Sterling Corp. (Banks)	306	2,081
Parker Drilling Co.* (Energy Equipment & Services)	714	1,878
Parkway Properties, Inc. (Real Estate Investment Trusts)	374	5,819
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	374	5,636
Party City Holdco, Inc.* (Specialty Retail)	136	2,172
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	238	4,543
Paycom Software, Inc.* (Software)	136	4,884
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	170	9,011
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	170	1,700
PDL BioPharma, Inc. (Biotechnology)	782	3,933
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,428	1,971
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	306	10,848
Pegasystems, Inc. (Software)	170	4,184
Pendrell Corp.* (Professional Services)	1,224	881
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	374	6,276
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	476	252
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	306	6,068
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	340	5,260
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,360	1,387
Perficient, Inc.* (Internet Software & Services)	170	2,623
Performance Sports Group, Ltd.* (Leisure Products)	238	3,194
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	136	2,482
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	340	1,074
PGT, Inc.* (Building Products)	238	2,923
PharMerica Corp.* (Health Care Providers & Services)	136	3,872
PHH Corp.* (Diversified Financial Services)	238	3,361
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	340	3,080
Physicians Realty Trust (Real Estate Investment Trusts)	340	5,131
PICO Holdings, Inc.* (Diversified Financial Services)	136	1,316
Piedmont Natural Gas Co., Inc. (Gas Utilities)	340	13,623
Pier 1 Imports, Inc. (Specialty Retail)	408	2,815
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	272	9,204
Pinnacle Financial Partners, Inc. (Banks)	170	8,400
Pioneer Energy Services Corp.* (Energy Equipment & Services)	374	785
Plantronics, Inc. (Communications Equipment)	170	8,645
Plexus Corp.* (Electronic Equipment, Instruments & Components)	136	5,247
Plug Power, Inc.* (Electrical Equipment)	986	1,804
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	782	5,294
PNM Resources, Inc. (Electric Utilities)	340	9,537

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Polycom, Inc.* (Communications Equipment)	612	$6,414
PolyOne Corp. (Chemicals)	374	10,973
Pool Corp. (Distributors)	170	12,291
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	102	5,749
Portland General Electric Co. (Electric Utilities)	340	12,570
Portola Pharmaceuticals, Inc.* (Biotechnology)	204	8,694
Post Holdings, Inc.* (Food Products)	238	14,067
Potbelly Corp.* (Hotels, Restaurants & Leisure)	136	1,497
Potlatch Corp. (Real Estate Investment Trusts)	170	4,894
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	136	5,735
PowerSecure International, Inc.* (Electrical Equipment)	136	1,567
POZEN, Inc.* (Pharmaceuticals)	204	1,190
PRA Group, Inc.* (Consumer Finance)	204	10,796
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	170	1,850
Premiere Global Services, Inc.* (Diversified Telecommunication Services)	272	3,737
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	238	10,749
Primerica, Inc. (Insurance)	204	9,195
Primoris Services Corp. (Construction & Engineering)	204	3,654
PrivateBancorp, Inc. (Banks)	340	13,032
Progenics Pharmaceuticals, Inc.* (Biotechnology)	408	2,334
Progress Software Corp.* (Software)	238	6,148
Proofpoint, Inc.* (Software)	170	10,254
PROS Holdings, Inc.* (Software)	136	3,011
Prosperity Bancshares, Inc. (Banks)	272	13,358
Prothena Corp. PLC* (Biotechnology)	136	6,166
Proto Labs, Inc.* (Machinery)	102	6,834
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	306	5,967
PTC Therapeutics, Inc.* (Biotechnology)	136	3,631
Qlik Technologies, Inc.* (Software)	374	13,632
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	408	4,182
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	102	4,456
Quad/Graphics, Inc. (Commercial Services & Supplies)	170	2,057
Quality Systems, Inc. (Health Care Technology)	238	2,970
Qualys, Inc.* (Software)	102	2,903
Quanex Building Products Corp. (Building Products)	170	3,089
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,326	925
Quidel Corp.* (Health Care Equipment & Supplies)	136	2,568
QuinStreet, Inc.* (Internet Software & Services)	272	1,510
Radian Group, Inc. (Thrifts & Mortgage Finance)	782	12,442
Radiant Logistics, Inc.* (Air Freight & Logistics)	204	910
Radius Health, Inc.* (Biotechnology)	136	9,426
RadNet, Inc.* (Health Care Providers & Services)	272	1,510
RAIT Financial Trust (Real Estate Investment Trusts)	442	2,192
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	510	6,018
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	374	5,614
Raptor Pharmaceutical Corp.* (Biotechnology)	374	2,263
Raven Industries, Inc. (Industrial Conglomerates)	170	2,882
Rayonier Advanced Materials, Inc. (Chemicals)	204	1,248
RBC Bearings, Inc.* (Machinery)	102	6,092
RCS Capital Corp.* - Class A (Capital Markets)	306	248
Real Industry, Inc.* (Metals & Mining)	170	1,499
RealD, Inc.* (Electronic Equipment, Instruments & Components)	238	2,287
RealNetworks, Inc.* (Internet Software & Services)	238	973
RealPage, Inc.* (Software)	238	3,956
Redwood Trust, Inc. (Real Estate Investment Trusts)	374	5,176
Regis Corp.* (Diversified Consumer Services)	204	2,672
Regulus Therapeutics, Inc.* (Biotechnology)	204	1,334
Relypsa, Inc.* (Pharmaceuticals)	136	2,517
Remy International, Inc. (Auto Components)	136	3,978
Renasant Corp. (Banks)	136	4,468
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	238	1,971
Rent-A-Center, Inc. (Specialty Retail)	238	5,772
Rentech, Inc.* (Chemicals)	136	762
Repligen Corp.* (Biotechnology)	136	3,788
Republic Airways Holdings, Inc.* (Airlines)	272	1,572
Resource Capital Corp. (Real Estate Investment Trusts)	170	1,899
Resources Connection, Inc. (Professional Services)	204	3,074
Restoration Hardware Holdings, Inc.* (Specialty Retail)	136	12,691
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	408	6,748
RetailMeNot, Inc.* (Internet Software & Services)	204	1,681
Retrophin, Inc.* (Biotechnology)	170	3,444
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	340	704
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	272	3,751
Rexnord Corp.* (Machinery)	442	7,505
Rigel Pharmaceuticals, Inc.* (Biotechnology)	578	1,428
RingCentral, Inc.* - Class A (Software)	238	4,320
RLI Corp. (Insurance)	170	9,100

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RLJ Lodging Trust (Real Estate Investment Trusts)	544	$13,747
Roadrunner Transportation Systems, Inc.* (Road & Rail)	136	2,502
Rocket Fuel, Inc.* (Internet Software & Services)	204	953
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	238	1,835
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	136	3,526
Rouse Properties, Inc. (Real Estate Investment Trusts)	204	3,178
Rovi Corp.* (Software)	408	4,280
RPX Corp.* (Professional Services)	272	3,732
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	238	4,820
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	340	1,931
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	374	2,323
Ruckus Wireless, Inc.* (Communications Equipment)	374	4,443
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	2,540
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	170	4,114
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	204	3,313
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	170	8,369
S&T Bancorp, Inc. (Banks)	170	5,545
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	272	6,305
Safe Bulkers, Inc. (Marine)	374	1,032
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	136	2,085
Saia, Inc.* (Road & Rail)	136	4,209
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	272	1,673
Sanderson Farms, Inc. (Food Products)	102	6,994
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,516	679
Sandy Spring Bancorp, Inc. (Banks)	136	3,560
Sangamo BioSciences, Inc.* (Biotechnology)	340	1,918
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	374	7,992
Sapiens International Corp. N.V. (Software)	170	1,958
Sarepta Therapeutics, Inc.* (Biotechnology)	204	6,550
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	136	4,823
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	136	1,841
Scholastic Corp. (Media)	136	5,299
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	136	4,676
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	272	1,888
Science Applications International Corp. (IT Services)	204	8,203
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	238	2,487
SciQuest, Inc.* (Internet Software & Services)	170	1,700
Scorpio Bulkers, Inc.* (Marine)	1,190	1,737
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	782	7,171
SeaChange International, Inc.* (Software)	238	1,499
Seacoast Banking Corp. of Florida* (Banks)	136	1,996
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	34	551
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	306	5,450
Select Comfort Corp.* (Specialty Retail)	238	5,207
Select Income REIT (Real Estate Investment Trusts)	272	5,171
Select Medical Holdings Corp. (Health Care Providers & Services)	476	5,136
Selective Insurance Group, Inc. (Insurance)	238	7,392
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	170	7,351
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	306	4,621
Senomyx, Inc.* (Chemicals)	340	1,516
Sensient Technologies Corp. (Chemicals)	204	12,506
Sequenom, Inc.* (Life Sciences Tools & Services)	714	1,250
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	136	1,968
ServiceSource International, Inc.* (IT Services)	374	1,496
ServisFirst Bancshares, Inc. (Banks)	102	4,236
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	374	516
SFX Entertainment, Inc.* (Media)	374	191
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	136	5,822
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	272	4,420
ShoreTel, Inc.* (Communications Equipment)	374	2,794
Shutterfly, Inc.* (Internet & Catalog Retail)	170	6,078
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	204	1,406
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	272	1,069
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	170	7,062
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	204	3,266
Silver Spring Networks, Inc.* (Software)	204	2,628
Simmons First National Corp. - Class A (Banks)	136	6,518
Simpson Manufacturing Co., Inc. (Building Products)	204	6,831
Sinclair Broadcast Group, Inc. - Class A (Media)	272	6,887
Skullcandy, Inc.* (Household Durables)	204	1,128
SkyWest, Inc. (Airlines)	238	3,970
Smart & Final Stores, Inc.* (Food & Staples Retailing)	136	2,137
Smith & Wesson Holding Corp.* (Leisure Products)	272	4,588
Snyder’s-Lance, Inc. (Food Products)	204	6,881

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	544	$1,414
Sonic Automotive, Inc. - Class A (Specialty Retail)	170	3,471
Sonic Corp. (Hotels, Restaurants & Leisure)	238	5,462
Sonus Networks, Inc.* (Communications Equipment)	306	1,750
Sorrento Therapeutics, Inc.* (Biotechnology)	170	1,426
Sotheby’s - Class A (Diversified Consumer Services)	272	8,699
South Jersey Industries, Inc. (Gas Utilities)	306	7,727
South State Corp. (Banks)	102	7,841
Southside Bancshares, Inc. (Banks)	136	3,747
Southwest Gas Corp. (Gas Utilities)	204	11,897
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	136	12,825
SpartanNash Co. (Food & Staples Retailing)	170	4,395
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	374	2,237
STAAR Surgical Co.* (Health Care Equipment & Supplies)	238	1,847
STAG Industrial, Inc. (Real Estate Investment Trusts)	306	5,572
Stage Stores, Inc. (Specialty Retail)	170	1,673
Standard Pacific Corp.* (Household Durables)	680	5,440
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	170	4,051
State Bank Financial Corp. (Banks)	170	3,516
State National Cos., Inc. (Insurance)	204	1,907
Steelcase, Inc. - Class A (Commercial Services & Supplies)	374	6,885
Stein Mart, Inc. (Specialty Retail)	204	1,975
STERIS Corp. (Health Care Equipment & Supplies)	238	15,463
Sterling Bancorp (Banks)	408	6,067
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	238	8,716
Stewart Information Services Corp. (Insurance)	102	4,173
Stifel Financial Corp.* (Capital Markets)	272	11,450
Stillwater Mining Co.* (Metals & Mining)	544	5,620
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	272	1,349
Stoneridge, Inc.* (Auto Components)	170	2,098
STORE Capital Corp. (Real Estate Investment Trusts)	170	3,512
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	238	6,305
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	1,156	15,941
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	136	2,702
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	408	4,761
Summit Materials, Inc.* - Class A (Construction Materials)	136	2,553
Sun Communities, Inc. (Real Estate Investment Trusts)	204	13,823
Sun Hydraulics Corp. (Machinery)	102	2,802
SunCoke Energy, Inc. (Metals & Mining)	306	2,381
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	884	11,695
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	170	4,634
Superior Industries International, Inc. (Auto Components)	136	2,540
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,385
SUPERVALU, Inc.* (Food & Staples Retailing)	1,122	8,056
Swift Transportation Co.* (Road & Rail)	374	5,617
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	170	4,335
Symetra Financial Corp. (Insurance)	340	10,759
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	170	14,017
Synchronoss Technologies, Inc.* (Software)	170	5,576
Synergy Pharmaceuticals, Inc.* (Biotechnology)	476	2,523
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	476	4,665
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	136	11,568
Synta Pharmaceuticals Corp.* (Biotechnology)	680	1,183
Syntel, Inc.* (IT Services)	136	6,162
Take-Two Interactive Software, Inc.* (Software)	374	10,745
TAL International Group, Inc. (Trading Companies & Distributors)	170	2,324
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	374	3,777
Talmer Bancorp, Inc. - Class A (Banks)	272	4,529
Tangoe, Inc.* (Software)	204	1,469
TASER International, Inc.* (Aerospace & Defense)	238	5,242
Taylor Morrison Home Corp.* - Class A (Household Durables)	170	3,172
Team Health Holdings, Inc.* (Health Care Providers & Services)	306	16,533
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	170	11,645
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	442	3,050
TeleCommunication Systems, Inc.* - Class A (Software)	442	1,520
Teledyne Technologies, Inc.* (Aerospace & Defense)	136	12,281
Telenav, Inc.* (Software)	204	1,593
Tenneco, Inc.* (Auto Components)	238	10,655
Terreno Realty Corp. (Real Estate Investment Trusts)	204	4,007
TESARO, Inc.* (Biotechnology)	102	4,090
Tesco Corp. (Energy Equipment & Services)	238	1,699
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	238	7,714
Tetra Tech, Inc. (Commercial Services & Supplies)	272	6,612
TETRA Technologies, Inc.* (Energy Equipment & Services)	442	2,612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	170	$1,268
Texas Capital Bancshares, Inc.* (Banks)	204	10,694
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	306	11,383
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	102	1,682
TG Therapeutics, Inc.* (Biotechnology)	170	1,714
The Advisory Board Co.* (Professional Services)	170	7,742
The Andersons, Inc. (Food & Staples Retailing)	136	4,632
The Bancorp, Inc.* (Banks)	204	1,554
The Brink’s Co. (Commercial Services & Supplies)	204	5,510
The Buckle, Inc. (Specialty Retail)	136	5,028
The Cato Corp. - Class A (Specialty Retail)	136	4,628
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	204	11,008
The E.W. Scripps Co. - Class A (Media)	272	4,806
The Empire District Electric Co. (Electric Utilities)	204	4,494
The Ensign Group, Inc. (Health Care Providers & Services)	102	4,348
The Finish Line, Inc. - Class A (Specialty Retail)	204	3,937
The Fresh Market, Inc.* (Food & Staples Retailing)	204	4,608
The GEO Group, Inc. (Real Estate Investment Trusts)	306	9,100
The Greenbrier Cos., Inc. (Machinery)	136	4,367
The Hackett Group, Inc. (IT Services)	170	2,338
The KEYW Holding Corp.* (Aerospace & Defense)	204	1,255
The Laclede Group, Inc. (Gas Utilities)	170	9,270
The Medicines Co.* (Pharmaceuticals)	272	10,326
The Men’s Wearhouse, Inc. (Specialty Retail)	204	8,674
The New York Times Co. - Class A (Media)	612	7,228
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	272	3,316
The Rubicon Project, Inc.* (Software)	136	1,976
The Spectranetics Corp.* (Health Care Equipment & Supplies)	204	2,405
The St Joe Co.* (Real Estate Management & Development)	306	5,854
TherapeuticsMD, Inc.* (Pharmaceuticals)	612	3,586
Theravance Biopharma, Inc.* (Pharmaceuticals)	170	1,868
Theravance, Inc. (Pharmaceuticals)	374	2,685
Thermon Group Holdings, Inc.* (Electrical Equipment)	170	3,494
Third Point Reinsurance, Ltd.* (Insurance)	374	5,030
Thoratec Corp.* (Health Care Equipment & Supplies)	238	15,056
Threshold Pharmaceuticals, Inc.* (Biotechnology)	442	1,799
Tidewater, Inc. (Energy Equipment & Services)	204	2,681
Tile Shop Holdings, Inc.* (Specialty Retail)	170	2,037
Time, Inc. (Media)	476	9,067
TimkenSteel Corp. (Metals & Mining)	170	1,720
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	238	1,523
Titan International, Inc. (Machinery)	238	1,573
TiVo, Inc.* (Software)	442	3,828
Tornier N.V.* (Health Care Equipment & Supplies)	170	3,466
TowneBank (Banks)	238	4,486
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	272	691
TransEnterix, Inc.* (Health Care Equipment & Supplies)	408	922
Travelport Worldwide, Ltd. (Internet & Catalog Retail)	476	6,293
Tredegar Corp. (Industrial Conglomerates)	136	1,779
TreeHouse Foods, Inc.* (Food Products)	170	13,224
Trevena, Inc.* (Biotechnology)	238	2,463
Trex Co., Inc.* (Building Products)	136	4,533
TRI Pointe Group, Inc.* (Household Durables)	680	8,901
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	340	483
Tribune Publishing Co. (Media)	170	1,333
TriCo Bancshares (Banks)	136	3,342
TriMas Corp.* (Machinery)	204	3,335
TriNet Group, Inc.* (Professional Services)	204	3,427
Triple-S Management Corp.* (Health Care Providers & Services)	136	2,422
Tronox, Ltd. (Chemicals)	306	1,337
Trovagene, Inc.* (Biotechnology)	170	967
TrueBlue, Inc.* (Professional Services)	204	4,584
TrueCar, Inc.* (Internet Software & Services)	272	1,417
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	476	2,780
Trustmark Corp. (Banks)	306	7,090
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	306	1,906
Tuesday Morning Corp.* (Multiline Retail)	238	1,288
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	272	4,793
Tutor Perini Corp.* (Construction & Engineering)	170	2,798
Tyler Technologies, Inc.* (Software)	136	20,307
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	238	3,353
Ubiquiti Networks, Inc. (Communications Equipment)	136	4,609
UIL Holdings Corp. (Electric Utilities)	238	11,964
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	238	1,366
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	646	4,128
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	136	13,098
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	136	2,179
UMB Financial Corp. (Banks)	170	8,638
UMH Properties, Inc. (Real Estate Investment Trusts)	170	1,581
Umpqua Holdings Corp. (Banks)	918	14,962
Unilife Corp.* (Health Care Equipment & Supplies)	816	800

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Union Bankshares Corp. (Banks)	204	$4,896
Unisys Corp.* (IT Services)	238	2,832
Unit Corp.* (Energy Equipment & Services)	238	2,680
United Bankshares, Inc. (Banks)	306	11,625
United Community Banks, Inc. (Banks)	238	4,865
United Community Financial Corp. (Thrifts & Mortgage Finance)	340	1,700
United Development Funding IV (Real Estate Investment Trusts)	170	2,992
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	238	3,106
United Natural Foods, Inc.* (Food & Staples Retailing)	204	9,896
Universal American Corp.* (Health Care Providers & Services)	272	1,860
Universal Corp. (Tobacco)	102	5,056
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	170	5,763
Universal Insurance Holdings, Inc. (Insurance)	170	5,022
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	850	850
Urban Edge Properties (Real Estate Investment Trusts)	374	8,075
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	136	2,549
UTi Worldwide, Inc.* (Air Freight & Logistics)	442	2,029
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	136	14,235
Valley National Bancorp (Banks)	986	9,702
Vanda Pharmaceuticals, Inc.* (Biotechnology)	238	2,685
VASCO Data Security International, Inc.* (Software)	136	2,317
Vector Group, Ltd. (Tobacco)	340	7,688
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	170	3,487
Verastem, Inc.* (Biotechnology)	238	426
Verint Systems, Inc.* (Software)	238	10,270
Versartis, Inc.* (Biotechnology)	136	1,568
ViaSat, Inc.* (Communications Equipment)	170	10,930
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	680	938
Virgin America, Inc.* (Airlines)	136	4,655
VirnetX Holding Corp.* (Software)	374	1,331
Virtusa Corp.* (IT Services)	136	6,978
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	612	5,930
Vitamin Shoppe, Inc.* (Specialty Retail)	136	4,439
VIVUS, Inc.* (Pharmaceuticals)	748	1,227
Vocera Communications, Inc.* (Health Care Technology)	170	1,940
Vonage Holdings Corp.* (Diversified Telecommunication Services)	884	5,198
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	272	816
Wabash National Corp.* (Machinery)	340	3,601
WageWorks, Inc.* (Professional Services)	170	7,664
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	136	3,547
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	170	2,763
Washington Federal, Inc. (Thrifts & Mortgage Finance)	408	9,282
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	306	7,629
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	170	2,292
Watts Water Technologies, Inc. - Class A (Machinery)	136	7,184
Wausau Paper Corp. (Paper & Forest Products)	238	1,523
Web.com Group, Inc.* (Internet Software & Services)	204	4,300
WebMD Health Corp.* (Internet Software & Services)	170	6,773
Webster Financial Corp. (Banks)	374	13,326
Weight Watchers International, Inc.* (Diversified Consumer Services)	272	1,735
WellCare Health Plans, Inc.* (Health Care Providers & Services)	170	14,651
Werner Enterprises, Inc. (Road & Rail)	204	5,120
WesBanco, Inc. (Banks)	170	5,347
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	306	3,733
West Corp. (Commercial Services & Supplies)	238	5,331
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	306	16,560
Westamerica Bancorp (Banks)	102	4,533
Western Alliance Bancorp* (Banks)	340	10,441
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	204	2,572
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	306	13,500
WGL Holdings, Inc. (Gas Utilities)	204	11,765
Whitestone REIT (Real Estate Investment Trusts)	136	1,568
Wilshire Bancorp, Inc. (Banks)	340	3,573
Windstream Holdings, Inc. (Diversified Telecommunication Services)	510	3,131
Winnebago Industries, Inc. (Automobiles)	136	2,604
Wintrust Financial Corp. (Banks)	204	10,900
WisdomTree Investments, Inc. (Capital Markets)	476	7,678
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	442	9,565
Woodward, Inc. (Machinery)	272	11,071
World Wrestling Entertainment, Inc. - Class A (Media)	170	2,873
Worthington Industries, Inc. (Metals & Mining)	204	5,402
Wright Medical Group, Inc.* (Health Care Equipment & Supplies)	238	5,003
WSFS Financial Corp. (Thrifts & Mortgage Finance)	136	3,918
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	306	1,922
Xencor, Inc.* (Biotechnology)	136	1,663
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	476	8,311
XenoPort, Inc.* (Pharmaceuticals)	374	1,298
XO Group, Inc.* (Internet Software & Services)	170	2,402
XOMA Corp.* (Biotechnology)	544	409

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xoom Corp.* (Internet Software & Services)	170	$4,230
XPO Logistics, Inc.* (Air Freight & Logistics)	306	7,291
Xura, Inc.* (Software)	136	3,044
Yadkin Financial Corp. (Banks)	136	2,923
YRC Worldwide, Inc.* (Road & Rail)	204	2,705
ZAGG, Inc.* (Household Durables)	204	1,385
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	238	7,623
Zendesk, Inc.* (Software)	238	4,691
ZIOPHARM Oncology, Inc.* (Biotechnology)	306	2,757
Zix Corp.* (Software)	612	2,577
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	136	5,371
Zogenix, Inc.* (Pharmaceuticals)	136	1,836
ZS Pharma, Inc.* (Pharmaceuticals)	544	35,720
Zumiez, Inc.* (Specialty Retail)	272	4,251

TOTAL COMMON STOCKS (Cost $6,246,633)		6,352,067

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(c) (Biotechnology)	493	—
Leap Wireless International, Inc.*+^(d) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+(c) (Biotechnology)	238	—

TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	95	—

TOTAL WARRANT (Cost $—)		—

	Principal Amount
Repurchase Agreements(e)(f)(29.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $2,652,004	$2,652,000	2,652,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,652,000)		2,652,000
TOTAL INVESTMENT SECURITIES (Cost $8,899,616) - 99.5%		9,005,050
Net other assets (liabilities) - 0.5%		46,343

NET ASSETS - 100.0%		$9,051,393

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represented 0.011% of the net assets of the Fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid. As of September 30, 2015, this security represented 0.011% of the net assets of the Fund.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(e)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $448,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	12/21/15	$1,095,400	$(46,267)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/15	0.05%		$520,914	$4,859
Russell 2000 Index	UBS AG	10/27/15	0.00	%+	1,084,044	7,806
					$1,604,958	$12,665

^	Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+	Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$81,443	0.9%
Air Freight & Logistics	30,579	0.3%
Airlines	16,071	0.2%
Auto Components	70,514	0.8%
Automobiles	2,604	NM
Banks	549,530	6.1%
Beverages	1,077	NM
Biotechnology	388,621	4.3%
Building Products	54,666	0.6%
Capital Markets	70,751	0.8%
Chemicals	104,851	1.2%
Commercial Services & Supplies	122,704	1.4%
Communications Equipment	110,075	1.2%
Construction & Engineering	50,968	0.6%
Construction Materials	8,945	0.1%
Consumer Finance	35,478	0.4%
Containers & Packaging	20,475	0.2%
Distributors	18,967	0.2%
Diversified Consumer Services	77,943	0.9%
Diversified Financial Services	29,252	0.3%
Diversified Telecommunication Services	48,954	0.5%
Electric Utilities	87,999	1.0%
Electrical Equipment	48,501	0.5%
Electronic Equipment, Instruments & Components	157,798	1.7%
Energy Equipment & Services	54,247	0.6%
Food & Staples Retailing	51,220	0.6%
Food Products	86,372	1.0%
Gas Utilities	82,536	0.9%
Health Care Equipment & Supplies	231,689	2.6%
Health Care Providers & Services	166,904	1.8%
Health Care Technology	32,779	0.4%
Hotels Restaurants & Leisure	644	NM
Hotels, Restaurants & Leisure	193,831	2.1%
Household Durables	71,504	0.8%
Household Products	8,221	0.1%
Independent Power and Renewable Electricity Producers	33,284	0.4%
Industrial Conglomerates	13,769	0.2%
Insurance	142,382	1.6%
Internet & Catalog Retail	33,340	0.4%
Internet Software & Services	175,035	1.9%
IT Services	160,906	1.8%
Leisure Products	14,807	0.2%
Life Sciences Tools & Services	36,163	0.4%
Machinery	146,448	1.6%
Marine	14,357	0.2%
Media	108,273	1.2%
Metals & Mining	47,849	0.5%
Multiline Retail	30,728	0.3%
Multi-Utilities	28,459	0.3%
Oil, Gas & Consumable Fuels	143,469	1.6%
Paper & Forest Products	28,889	0.3%
Personal Products	1,987	NM
Pharmaceuticals	144,967	1.6%
Professional Services	94,386	1.0%
Real Estate Investment Trusts	644,421	7.0%
Real Estate Management & Development	24,585	0.3%
Road & Rail	50,604	0.6%
Semiconductors & Semiconductor Equipment	233,230	2.6%
Software	302,067	3.4%
Specialty Retail	199,881	2.1%
Technology Hardware, Storage & Peripherals	52,540	0.6%
Textiles, Apparel & Luxury Goods	59,007	0.7%
Thrifts & Mortgage Finance	141,462	1.6%
Tobacco	12,744	0.1%
Trading Companies & Distributors	39,486	0.4%
Transportation Infrastructure	3,733	NM
Water Utilities	12,303	0.1%
Wireless Telecommunication Services	8,776	0.1%
Other**	2,698,343	29.8%
Total	$9,051,393	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(682.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $3,347,006	$3,347,000	$3,347,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,347,000)		3,347,000
TOTAL INVESTMENT SECURITIES (Cost $3,347,000) - 682.9%		3,347,000
Net other assets (liabilities) - (582.9)%		(2,856,885)

NET ASSETS - 100.0%		$490,115

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $531,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/15	0.75%	$421,747	$8,970
Dow Jones Industrial Average	UBS AG	10/27/15	0.50%	67,239	45,677
				$488,986	$54,647

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (51.3%)
Activision Blizzard, Inc. (Software)	4,470	$138,078
Adobe Systems, Inc.* (Software)	3,060	251,593
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	74,585
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	215,818
Altera Corp. (Semiconductors & Semiconductor Equipment)	1,860	93,149
Amazon.com, Inc.* (Internet & Catalog Retail)	2,880	1,474,243
American Airlines Group, Inc. (Airlines)	4,110	159,592
Amgen, Inc. (Biotechnology)	4,650	643,188
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,920	108,307
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,950	3,854,985
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,350	107,972
Autodesk, Inc.* (Software)	1,380	60,913
Automatic Data Processing, Inc. (IT Services)	2,850	229,026
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,590	198,766
Baidu, Inc.*ADR (Internet Software & Services)	1,710	234,971
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,050	59,871
Biogen, Inc.* (Biotechnology)	1,440	420,206
BioMarin Pharmaceutical, Inc.* (Biotechnology)	990	104,267
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,420	175,891
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	870	58,968
CA, Inc. (Software)	2,700	73,710
Celgene Corp.* (Biotechnology)	4,860	525,706
Cerner Corp.* (Health Care Technology)	2,100	125,916
Charter Communications, Inc.* - Class A (Media)	690	121,337
Check Point Software Technologies, Ltd.* (Software)	1,110	88,056
Cisco Systems, Inc. (Communications Equipment)	31,170	818,212
Citrix Systems, Inc.* (Software)	990	68,587
Cognizant Technology Solutions Corp.* (IT Services)	3,750	234,788
Comcast Corp. - Class A (Media)	2,250	128,790
Comcast Corp. - Class A (Media)	12,960	737,164
Costco Wholesale Corp. (Food & Staples Retailing)	2,700	390,339
Discovery Communications, Inc.* - Class A (Media)	930	24,208
Discovery Communications, Inc.* - Class C (Media)	1,680	40,807
DISH Network Corp.* - Class A (Media)	1,380	80,509
Dollar Tree, Inc.* (Multiline Retail)	1,440	95,990
eBay, Inc.* (Internet Software & Services)	7,470	182,567
Electronic Arts, Inc.* (Software)	1,920	130,080
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,170	55,049
Express Scripts Holding Co.* (Health Care Providers & Services)	4,140	335,175
Facebook, Inc.* - Class A (Internet Software & Services)	13,860	1,246,014
Fastenal Co. (Trading Companies & Distributors)	1,770	64,800
Fiserv, Inc.* (IT Services)	1,440	124,718
Garmin, Ltd. (Household Durables)	1,170	41,980
Gilead Sciences, Inc. (Biotechnology)	9,000	883,711
Google, Inc.* - Class A (Internet Software & Services)	1,770	1,129,915
Google, Inc.* - Class C (Internet Software & Services)	2,100	1,277,681
Henry Schein, Inc.* (Health Care Providers & Services)	510	67,687
Illumina, Inc.* (Life Sciences Tools & Services)	900	158,238
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,130	877,977
Intuit, Inc. (Software)	1,680	149,100
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	110,299
JD.com, Inc.*ADR (Internet & Catalog Retail)	4,980	129,779
Keurig Green Mountain, Inc. (Food Products)	930	48,490
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	48,000
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	960	62,717
Liberty Global PLC* - Class A (Media)	1,560	66,986
Liberty Global PLC* - Class C (Media)	3,750	153,825
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,640	69,247
Liberty LiLAC Group* - Class A (Media)	90	3,032
Liberty LiLAC Group* - Class C (Media)	180	6,163
Liberty Media Corp.* (Media)	630	22,504
Liberty Media Corp.* - Class C (Media)	1,380	47,555
Liberty Ventures* (Internet & Catalog Retail)	840	33,894
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,470	59,315
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,620	110,484
Mattel, Inc. (Leisure Products)	2,070	43,594
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,630	99,317
Microsoft Corp. (Software)	49,020	2,169,626
Mondelez International, Inc. - Class A (Food Products)	9,870	413,257
Monster Beverage Corp.* (Beverages)	1,260	170,276
Mylan NV* (Pharmaceuticals)	3,000	120,780
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,830	54,168
Netflix, Inc.* (Internet & Catalog Retail)	2,610	269,509

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,300	$81,345
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,530	133,217
O’Reilly Automotive, Inc.* (Specialty Retail)	600	150,000
PACCAR, Inc. (Machinery)	2,190	114,252
Paychex, Inc. (IT Services)	2,220	105,739
QUALCOMM, Inc. (Communications Equipment)	9,630	517,420
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	293,038
Ross Stores, Inc. (Specialty Retail)	2,520	122,144
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,260	68,456
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	780	81,697
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,860	83,328
Sirius XM Holdings, Inc.* (Media)	32,640	122,074
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,170	98,526
Staples, Inc. (Specialty Retail)	3,930	46,099
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,090	516,675
Stericycle, Inc.* (Commercial Services & Supplies)	510	71,048
Symantec Corp. (Software)	4,200	81,774
Tesla Motors, Inc.* (Automobiles)	810	201,204
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,300	311,976
The Kraft Heinz Co. (Food Products)	7,440	525,115
The Priceline Group, Inc.* (Internet & Catalog Retail)	300	371,058
Tractor Supply Co. (Specialty Retail)	840	70,829
TripAdvisor, Inc.* (Internet & Catalog Retail)	810	51,046
Twenty-First Century Fox, Inc. - Class A (Media)	7,470	201,541
Twenty-First Century Fox, Inc. - Class B (Media)	4,890	132,372
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	75,388
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500	156,210
Viacom, Inc. - Class B (Media)	2,130	91,910
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	10,770	44,319
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,430	77,128
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,690	555,939
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,410	112,010
Whole Foods Market, Inc. (Food & Staples Retailing)	2,190	69,314
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	630	33,466
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,590	67,416
Yahoo!, Inc.* (Internet Software & Services)	5,760	166,522

TOTAL COMMON STOCKS (Cost $10,475,579)		29,257,612

	Principal Amount
Repurchase Agreements(a)(b)(54.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $31,162,052	$31,162,000	31,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,162,000)		31,162,000
TOTAL INVESTMENT SECURITIES (Cost $41,637,579) - 105.9%		60,419,612
Net other assets (liabilities) - (5.9)%		(3,364,062)

NET ASSETS - 100.0%		$57,055,550

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $3,128,000.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	142	12/21/15	$11,825,760	$(231,868)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/15	0.65%	$7,910,257	$146,781
NASDAQ-100 Index	UBS AG	10/27/15	0.50%	8,099,680	225,273
				$16,009,937	$372,054

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Air Freight & Logistics	$114,017	0.2%
Airlines	159,592	0.4%
Automobiles	201,204	0.4%
Beverages	170,276	0.3%
Biotechnology	3,242,144	5.7%
Commercial Services & Supplies	71,048	0.1%
Communications Equipment	1,335,632	2.3%
Food & Staples Retailing	1,015,592	1.8%
Food Products	986,862	1.7%
Health Care Equipment & Supplies	110,299	0.2%
Health Care Providers & Services	402,862	0.7%
Health Care Technology	125,916	0.2%
Hotels, Restaurants & Leisure	660,625	1.2%
Household Durables	41,980	0.1%
Internet & Catalog Retail	2,398,776	4.1%
Internet Software & Services	4,312,255	7.6%
IT Services	694,271	1.2%
Leisure Products	43,594	0.1%
Life Sciences Tools & Services	158,238	0.3%
Machinery	114,252	0.2%
Media	1,980,777	3.4%
Multiline Retail	95,990	0.2%
Pharmaceuticals	120,780	0.2%
Professional Services	75,388	0.1%
Semiconductors & Semiconductor Equipment	2,523,891	4.4%
Software	3,211,517	5.6%
Specialty Retail	448,943	0.8%
Technology Hardware, Storage & Peripherals	4,172,947	7.3%
Trading Companies & Distributors	64,800	0.1%
Wireless Telecommunication Services	203,144	0.4%
Other**	27,797,938	48.7%
Total	$57,055,550	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	390	$55,290
Abbott Laboratories (Health Care Equipment & Supplies)	1,755	70,585
Accenture PLC - Class A (IT Services)	520	51,094
ACE, Ltd. (Insurance)	650	67,210
Adobe Systems, Inc.* (Software)	325	26,722
Aetna, Inc. (Health Care Providers & Services)	390	42,670
Affiliated Managers Group, Inc.* (Capital Markets)	65	11,114
Aflac, Inc. (Insurance)	845	49,120
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	22,315
AGL Resources, Inc. (Gas Utilities)	130	7,935
Air Products & Chemicals, Inc. (Chemicals)	130	16,585
Airgas, Inc. (Chemicals)	65	5,806
Alcoa, Inc. (Metals & Mining)	2,600	25,116
Allegion PLC (Building Products)	65	3,748
Altera Corp. (Semiconductors & Semiconductor Equipment)	260	13,021
Ameren Corp. (Multi-Utilities)	455	19,233
American Airlines Group, Inc. (Airlines)	390	15,144
American Electric Power Co., Inc. (Electric Utilities)	975	55,439
American Express Co. (Consumer Finance)	715	53,003
American International Group, Inc. (Insurance)	2,535	144,039
AMETEK, Inc. (Electrical Equipment)	195	10,202
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	455	27,477
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	325	18,333
Anthem, Inc. (Health Care Providers & Services)	520	72,799
Aon PLC (Insurance)	260	23,039
Apache Corp. (Oil, Gas & Consumable Fuels)	715	27,999
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	845	12,413
Archer-Daniels-Midland Co. (Food Products)	1,170	48,497
Assurant, Inc. (Insurance)	130	10,271
AT&T, Inc. (Diversified Telecommunication Services)	12,155	396,010
AutoNation, Inc.* (Specialty Retail)	65	3,782
Avery Dennison Corp. (Containers & Packaging)	195	11,031
Baker Hughes, Inc. (Energy Equipment & Services)	845	43,974
Ball Corp. (Containers & Packaging)	65	4,043
Bank of America Corp. (Banks)	20,670	322,038
Baxalta, Inc. (Biotechnology)	325	10,241
Baxter International, Inc. (Health Care Equipment & Supplies)	455	14,947
BB&T Corp. (Banks)	1,560	55,536
Bed Bath & Beyond, Inc.* (Specialty Retail)	195	11,119
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,705	483,132
Best Buy Co., Inc. (Specialty Retail)	585	21,715
BlackRock, Inc. (Capital Markets)	65	19,336
BorgWarner, Inc. (Auto Components)	455	18,923
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,430	23,466
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,560	92,352
CA, Inc. (Software)	650	17,745
Cablevision Systems Corp. - Class A (Media)	455	14,774
Cameron International Corp.* (Energy Equipment & Services)	195	11,957
Campbell Soup Co. (Food Products)	130	6,588
Capital One Financial Corp. (Consumer Finance)	1,040	75,421
Cardinal Health, Inc. (Health Care Providers & Services)	650	49,933
CarMax, Inc.* (Specialty Retail)	195	11,567
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	910	45,227
Caterpillar, Inc. (Machinery)	1,170	76,471
CBS Corp. - Class B (Media)	455	18,155
CenterPoint Energy, Inc. (Multi-Utilities)	845	15,244
CenturyLink, Inc. (Diversified Telecommunication Services)	1,105	27,758
CF Industries Holdings, Inc. (Chemicals)	195	8,756
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,040	7,623
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,705	292,250
Cigna Corp. (Health Care Providers & Services)	260	35,105
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	65	6,661
Cincinnati Financial Corp. (Insurance)	260	13,988
Cisco Systems, Inc. (Communications Equipment)	3,640	95,550
Citigroup, Inc. (Banks)	5,915	293,443
CME Group, Inc. (Diversified Financial Services)	650	60,281
CMS Energy Corp. (Multi-Utilities)	520	18,366
Coach, Inc. (Textiles, Apparel & Luxury Goods)	520	15,044
Coca-Cola Enterprises, Inc. (Beverages)	195	9,428
Colgate-Palmolive Co. (Household Products)	715	45,374
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	130	2,378
Comcast Corp. - Class A (Media)	260	14,882
Comcast Corp. - Class A (Media)	1,365	77,641
Comerica, Inc. (Banks)	325	13,358
Computer Sciences Corp. (IT Services)	260	15,959
ConAgra Foods, Inc. (Food Products)	520	21,065
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,405	115,344

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	455		$4,459
Consolidated Edison, Inc. (Multi-Utilities)	585		39,107
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,365		23,369
Costco Wholesale Corp. (Food & Staples Retailing)	845		122,162
Cummins, Inc. (Machinery)	325		35,289
Danaher Corp. (Industrial Conglomerates)	520		44,309
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	195		13,365
Deere & Co. (Machinery)	585		43,290
Delphi Automotive PLC (Auto Components)	585		44,483
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	130		6,574
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	780		28,930
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	130		2,249
Discover Financial Services (Consumer Finance)	260		13,517
Dollar General Corp. (Multiline Retail)	195		14,126
Dominion Resources, Inc. (Multi-Utilities)	650		45,747
Dover Corp. (Machinery)	325		18,584
DTE Energy Co. (Multi-Utilities)	325		26,120
Duke Energy Corp. (Electric Utilities)	1,365		98,199
E*TRADE Financial Corp.* (Capital Markets)	325		8,557
E.I. du Pont de Nemours & Co. (Chemicals)	910		43,861
Eastman Chemical Co. (Chemicals)	325		21,034
Eaton Corp. PLC (Electrical Equipment)	910		46,683
Edison International (Electric Utilities)	390		24,597
Eli Lilly & Co. (Pharmaceuticals)	780		65,278
EMC Corp. (Technology Hardware, Storage & Peripherals)	1,105		26,697
Emerson Electric Co. (Electrical Equipment)	1,300		57,422
Endo International PLC* (Pharmaceuticals)	195		13,510
Ensco PLCADR - Class A (Energy Equipment & Services)	455		6,406
Entergy Corp. (Electric Utilities)	325		21,158
EQT Corp. (Oil, Gas & Consumable Fuels)	130		8,420
Equifax, Inc. (Professional Services)	65		6,317
Eversource Energy (Electric Utilities)	650		32,903
Exelon Corp. (Electric Utilities)	1,690		50,193
Expeditors International of Washington, Inc. (Air Freight & Logistics)	195		9,175
Express Scripts Holding Co.* (Health Care Providers & Services)	715		57,886
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,190		608,928
Fastenal Co. (Trading Companies & Distributors)	195		7,139
FedEx Corp. (Air Freight & Logistics)	260		37,435
Fidelity National Information Services, Inc. (IT Services)	195		13,081
Fifth Third Bancorp (Banks)	1,560		29,500
First Horizon National Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	130		5,558
FirstEnergy Corp. (Electric Utilities)	845		26,457
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	130		3,639
Flowserve Corp. (Machinery)	260		10,696
Fluor Corp. (Construction & Engineering)	260		11,011
FMC Corp. (Chemicals)	260		8,817
FMC Technologies, Inc.* (Energy Equipment & Services)	130		4,030
Ford Motor Co. (Automobiles)	7,670		104,081
Franklin Resources, Inc. (Capital Markets)	390		14,531
Freeport-McMoRan, Inc. (Metals & Mining)	2,080		20,155
Frontier Communications Corp. (Diversified Telecommunication Services)	1,300		6,175
GameStop Corp. - Class A (Specialty Retail)	195		8,036
Garmin, Ltd. (Household Durables)	130		4,664
General Dynamics Corp. (Aerospace & Defense)	195		26,900
General Electric Co. (Industrial Conglomerates)	19,890		501,625
General Mills, Inc. (Food Products)	585		32,836
General Motors Co. (Automobiles)	2,860		85,857
Genuine Parts Co. (Distributors)	130		10,776
Genworth Financial, Inc.* - Class A (Insurance)	975		4,505
H & R Block, Inc. (Diversified Consumer Services)	195		7,059
Halliburton Co. (Energy Equipment & Services)	1,690		59,742
Harley-Davidson, Inc. (Automobiles)	195		10,706
Harris Corp. (Communications Equipment)	260		19,019
Hartford Financial Services Group, Inc. (Insurance)	845		38,684
Hasbro, Inc. (Leisure Products)	130		9,378
HCA Holdings, Inc.* (Health Care Providers & Services)	130		10,057
HCP, Inc. (Real Estate Investment Trusts)	390		14,528
Helmerich & Payne, Inc. (Energy Equipment & Services)	195		9,216
Henry Schein, Inc.* (Health Care Providers & Services)	65		8,627
Hess Corp. (Oil, Gas & Consumable Fuels)	455		22,777
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	3,575		91,556
Honeywell International, Inc. (Aerospace & Defense)	780		73,858
Hormel Foods Corp. (Food Products)	130		8,230
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	975		9,916
Humana, Inc. (Health Care Providers & Services)	260		46,540
Huntington Bancshares, Inc. (Banks)	1,560		16,536
Illinois Tool Works, Inc. (Machinery)	260		21,401
Ingersoll-Rand PLC (Machinery)	520		26,400
Intercontinental Exchange, Inc. (Diversified Financial Services)	65		15,274
International Business Machines Corp. (IT Services)	1,755		254,421
International Flavors & Fragrances, Inc. (Chemicals)	65		6,712
International Paper Co. (Paper & Forest Products)	845		31,933
Invesco, Ltd. (Capital Markets)	390		12,180

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Jacobs Engineering Group, Inc.* (Construction & Engineering)	260		$9,732
Johnson & Johnson (Pharmaceuticals)	2,275		212,371
Johnson Controls, Inc. (Auto Components)	1,300		53,768
Joy Global, Inc. (Machinery)	195		2,911
JPMorgan Chase & Co. (Banks)	7,280		443,861
Juniper Networks, Inc. (Communications Equipment)	715		18,383
Kansas City Southern (Road & Rail)	130		11,814
Kellogg Co. (Food Products)	260		17,303
KeyCorp (Banks)	1,690		21,987
Kimberly-Clark Corp. (Household Products)	325		35,438
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	195		9,750
Kohl’s Corp. (Multiline Retail)	390		18,061
L Brands, Inc. (Specialty Retail)	130		11,717
L-3 Communications Holdings, Inc. (Aerospace & Defense)	130		13,588
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	195		21,152
Leucadia National Corp. (Diversified Financial Services)	650		13,169
Lincoln National Corp. (Insurance)	520		24,679
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	195		7,868
Lockheed Martin Corp. (Aerospace & Defense)	195		40,425
Loews Corp. (Insurance)	585		21,142
LyondellBasell Industries N.V. - Class A (Chemicals)	780		65,020
M&T Bank Corp. (Banks)	260		31,707
Macy’s, Inc. (Multiline Retail)	390		20,015
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,365		21,021
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,040		48,183
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	21
Marsh & McLennan Cos., Inc. (Insurance)	390		20,366
Masco Corp. (Building Products)	390		9,820
Mattel, Inc. (Leisure Products)	650		13,689
McCormick & Co., Inc. (Food Products)	130		10,683
McDonald’s Corp. (Hotels, Restaurants & Leisure)	910		89,661
McGraw Hill Financial, Inc. (Diversified Financial Services)	195		16,868
McKesson Corp. (Health Care Providers & Services)	260		48,108
Merck & Co., Inc. (Pharmaceuticals)	2,405		118,783
MetLife, Inc. (Insurance)	2,210		104,202
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	130		5,602
Mohawk Industries, Inc.* (Household Durables)	65		11,816
Mondelez International, Inc. - Class A (Food Products)	3,185		133,356
Monsanto Co. (Chemicals)	325		27,736
Morgan Stanley (Capital Markets)	2,990		94,185
Motorola Solutions, Inc. (Communications Equipment)	195		13,334
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325		7,865
National Oilwell Varco, Inc. (Energy Equipment & Services)	780		29,367
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	260		7,696
Newell Rubbermaid, Inc. (Household Durables)	195		7,743
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	325		10,693
Newmont Mining Corp. (Metals & Mining)	1,040		16,713
News Corp. - Class A (Media)	780		9,844
News Corp. - Class B (Media)	195		2,500
NextEra Energy, Inc. (Electric Utilities)	455		44,385
NiSource, Inc. (Multi-Utilities)	325		6,029
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	845		25,502
Norfolk Southern Corp. (Road & Rail)	195		14,899
Northern Trust Corp. (Capital Markets)	195		13,291
Northrop Grumman Corp. (Aerospace & Defense)	195		32,360
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	650		9,653
Nucor Corp. (Metals & Mining)	650		24,408
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,495		98,894
Omnicom Group, Inc. (Media)	260		17,134
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	390		12,558
Oracle Corp. (Software)	2,210		79,824
Owens-Illinois, Inc.* (Containers & Packaging)	325		6,734
PACCAR, Inc. (Machinery)	325		16,955
Parker-Hannifin Corp. (Machinery)	260		25,298
Patterson Cos., Inc. (Health Care Providers & Services)	65		2,811
Paychex, Inc. (IT Services)	260		12,384
PayPal Holdings, Inc.* (Internet Software & Services)	715		22,194
Pentair PLC (Machinery)	325		16,588
People’s United Financial, Inc. (Banks)	585		9,202
Pepco Holdings, Inc. (Electric Utilities)	520		12,594
PepsiCo, Inc. (Beverages)	1,170		110,331
PerkinElmer, Inc. (Life Sciences Tools & Services)	65		2,987
Perrigo Co. PLC (Pharmaceuticals)	130		20,445
Pfizer, Inc. (Pharmaceuticals)	12,155		381,788
PG&E Corp. (Multi-Utilities)	975		51,481
Philip Morris International, Inc. (Tobacco)	1,365		108,285
Phillips 66 (Oil, Gas & Consumable Fuels)	975		74,919
Pinnacle West Capital Corp. (Electric Utilities)	195		12,507
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	65		7,907
Pitney Bowes, Inc. (Commercial Services & Supplies)	390		7,742
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	195		7,704
PNC Financial Services Group, Inc. (Banks)	1,040		92,768
PPG Industries, Inc. (Chemicals)	195		17,100
PPL Corp. (Electric Utilities)	1,300		42,757

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Praxair, Inc. (Chemicals)	260	$26,484
Precision Castparts Corp. (Aerospace & Defense)	130	29,862
Principal Financial Group, Inc. (Insurance)	520	24,617
Prologis, Inc. (Real Estate Investment Trusts)	1,040	40,455
Prudential Financial, Inc. (Insurance)	910	69,351
Public Service Enterprise Group, Inc. (Multi-Utilities)	975	41,106
PulteGroup, Inc. (Household Durables)	325	6,133
PVH Corp. (Textiles, Apparel & Luxury Goods)	195	19,879
Quanta Services, Inc.* (Construction & Engineering)	195	4,721
Quest Diagnostics, Inc. (Health Care Providers & Services)	260	15,982
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	65	7,680
Raytheon Co. (Aerospace & Defense)	585	63,917
Regions Financial Corp. (Banks)	1,430	12,884
Republic Services, Inc. (Commercial Services & Supplies)	455	18,746
Rockwell Automation, Inc. (Electrical Equipment)	130	13,191
Rockwell Collins, Inc. (Aerospace & Defense)	65	5,320
Roper Technologies, Inc. (Industrial Conglomerates)	65	10,186
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	130	11,582
Ryder System, Inc. (Road & Rail)	130	9,625
salesforce.com, Inc.* (Software)	390	27,078
SCANA Corp. (Multi-Utilities)	260	14,628
Schlumberger, Ltd. (Energy Equipment & Services)	1,300	89,660
Sealed Air Corp. (Containers & Packaging)	130	6,094
Sempra Energy (Multi-Utilities)	195	18,860
SL Green Realty Corp. (Real Estate Investment Trusts)	65	7,030
Snap-on, Inc. (Machinery)	65	9,811
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	780	9,898
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	650	17,076
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	195	12,303
Stanley Black & Decker, Inc. (Machinery)	325	31,519
Staples, Inc. (Specialty Retail)	1,300	15,249
Starbucks Corp. (Hotels, Restaurants & Leisure)	975	55,419
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	130	8,642
State Street Corp. (Capital Markets)	780	52,424
SunTrust Banks, Inc. (Banks)	1,040	39,770
Symantec Corp. (Software)	585	11,390
Sysco Corp. (Food & Staples Retailing)	1,105	43,062
T. Rowe Price Group, Inc. (Capital Markets)	195	13,553
Target Corp. (Multiline Retail)	1,235	97,145
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	455	27,249
TECO Energy, Inc. (Multi-Utilities)	455	11,948
TEGNA, Inc. (Media)	455	10,187
Tenet Healthcare Corp.* (Health Care Providers & Services)	130	4,800
Teradata Corp.* (IT Services)	130	3,765
Tesoro Corp. (Oil, Gas & Consumable Fuels)	260	25,282
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	715	35,407
Textron, Inc. (Aerospace & Defense)	325	12,233
The ADT Corp. (Commercial Services & Supplies)	325	9,718
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,365	13,363
The Allstate Corp. (Insurance)	455	26,499
The Bank of New York Mellon Corp. (Capital Markets)	2,210	86,522
The Boeing Co. (Aerospace & Defense)	650	85,118
The Charles Schwab Corp. (Capital Markets)	845	24,133
The Chubb Corp. (Insurance)	455	55,806
The Clorox Co. (Household Products)	130	15,019
The Coca-Cola Co. (Beverages)	3,380	135,606
The Dow Chemical Co. (Chemicals)	2,275	96,459
The Estee Lauder Cos., Inc. - Class A (Personal Products)	195	15,733
The Gap, Inc. (Specialty Retail)	260	7,410
The Goldman Sachs Group, Inc. (Capital Markets)	780	135,532
The Goodyear Tire & Rubber Co. (Auto Components)	520	15,252
The Hershey Co. (Food Products)	130	11,944
The Interpublic Group of Cos., Inc. (Media)	390	7,461
The JM Smucker Co. - Class A (Food Products)	195	22,248
The Kraft Heinz Co. (Food Products)	585	41,289
The Kroger Co. (Food & Staples Retailing)	1,040	37,513
The Mosaic Co. (Chemicals)	650	20,222
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	260	13,866
The Procter & Gamble Co. (Household Products)	2,730	196,396
The Progressive Corp. (Insurance)	1,170	35,849
The Southern Co. (Electric Utilities)	1,820	81,353
The TJX Cos., Inc. (Specialty Retail)	455	32,497
The Travelers Cos., Inc. (Insurance)	585	58,225
The Western Union Co. (IT Services)	455	8,354
Tiffany & Co. (Specialty Retail)	65	5,019
Time Warner Cable, Inc. (Media)	195	34,977
Torchmark Corp. (Insurance)	260	14,664
Total System Services, Inc. (IT Services)	130	5,906
Transocean, Ltd. (Energy Equipment & Services)	650	8,398
Twenty-First Century Fox, Inc. - Class A (Media)	1,040	28,059
Twenty-First Century Fox, Inc. - Class B (Media)	390	10,557
Tyco International PLC (Commercial Services & Supplies)	455	15,224
Tyson Foods, Inc. - Class A (Food Products)	585	25,214
U.S. Bancorp (Banks)	1,690	69,307
United Continental Holdings, Inc.* (Airlines)	390	20,689

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	585	$57,733
United Technologies Corp. (Aerospace & Defense)	1,625	144,608
UnitedHealth Group, Inc. (Health Care Providers & Services)	975	113,110
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	65	8,113
Unum Group (Insurance)	455	14,596
Urban Outfitters, Inc.* (Specialty Retail)	195	5,729
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	975	58,598
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	65	4,796
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,995	347,862
Vertex Pharmaceuticals, Inc.* (Biotechnology)	130	13,538
Viacom, Inc. - Class B (Media)	325	14,024
Vornado Realty Trust (Real Estate Investment Trusts)	130	11,755
Vulcan Materials Co. (Construction Materials)	130	11,596
W.W. Grainger, Inc. (Trading Companies & Distributors)	65	13,976
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,755	145,841
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,120	202,300
Waste Management, Inc. (Commercial Services & Supplies)	390	19,425
Waters Corp.* (Life Sciences Tools & Services)	65	7,684
WEC Energy Group, Inc. (Multi-Utilities)	325	16,972
Wells Fargo & Co. (Banks)	5,525	283,709
WestRock Co. (Containers & Packaging)	520	26,749
Weyerhaeuser Co. (Real Estate Investment Trusts)	325	8,886
Whirlpool Corp. (Household Durables)	130	19,144
Whole Foods Market, Inc. (Food & Staples Retailing)	715	22,630
Xcel Energy, Inc. (Electric Utilities)	975	34,525
Xerox Corp. (IT Services)	1,950	18,974
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	260	11,024
XL Group PLC (Insurance)	585	21,247
Xylem, Inc. (Machinery)	390	12,812
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	390	31,181
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	130	12,211
Zions Bancorp (Banks)	390	10,741

TOTAL COMMON STOCKS (Cost $11,074,432)		15,451,192

	Principal Amount
Repurchase Agreements(b)(0.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $104,000	$104,000	104,000
TOTAL REPURCHASE AGREEMENTS (Cost $104,000)		104,000
TOTAL INVESTMENT SECURITIES (Cost $11,178,432) - 100.5%		15,555,192
Net other assets (liabilities) - (0.5)%		(78,123)

NET ASSETS - 100.0%		$15,477,069

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$528,189	3.4%
Air Freight & Logistics	104,343	0.7%
Airlines	35,833	0.2%
Auto Components	132,426	0.9%
Automobiles	200,644	1.3%
Banks	1,746,354	11.4%
Beverages	255,365	1.7%
Biotechnology	23,779	0.2%
Building Products	13,568	0.1%
Capital Markets	485,358	3.1%
Chemicals	364,592	2.3%
Commercial Services & Supplies	70,855	0.5%
Communications Equipment	146,286	1.0%
Construction & Engineering	25,464	0.2%
Construction Materials	11,596	0.1%
Consumer Finance	141,941	0.9%
Containers & Packaging	54,651	0.4%
Distributors	10,776	0.1%
Diversified Consumer Services	7,059	NM
Diversified Financial Services	602,590	3.9%
Diversified Telecommunication Services	777,805	5.0%
Electric Utilities	537,067	3.4%
Electrical Equipment	127,498	0.8%
Electronic Equipment, Instruments & Components	54,257	0.4%
Energy Equipment & Services	264,999	1.7%
Food & Staples Retailing	573,508	3.6%
Food Products	379,253	2.5%
Gas Utilities	7,935	0.1%
Health Care Equipment & Supplies	144,882	0.9%
Health Care Providers & Services	537,693	3.5%
Hotels, Restaurants & Leisure	255,098	1.6%
Household Durables	49,500	0.3%
Household Products	292,227	1.9%
Independent Power and Renewable Electricity Producers	23,016	0.1%
Industrial Conglomerates	611,410	4.1%
Insurance	842,099	5.4%
Internet Software & Services	22,194	0.1%
IT Services	383,938	2.4%
Leisure Products	23,067	0.1%
Life Sciences Tools & Services	32,986	0.2%
Machinery	348,025	2.2%
Media	260,195	1.7%
Metals & Mining	86,392	0.6%
Multiline Retail	149,347	1.0%
Multi-Utilities	324,841	2.1%
Oil, Gas & Consumable Fuels	1,571,642	10.1%
Paper & Forest Products	31,933	0.2%
Personal Products	15,733	0.1%
Pharmaceuticals	904,527	5.8%
Professional Services	6,317	NM
Real Estate Investment Trusts	90,358	0.6%
Road & Rail	36,338	0.2%
Semiconductors & Semiconductor Equipment	118,976	0.7%
Software	162,759	1.1%
Specialty Retail	133,840	0.9%
Technology Hardware, Storage & Peripherals	125,949	0.8%
Textiles, Apparel & Luxury Goods	42,603	0.3%
Thrifts & Mortgage Finance	9,916	0.1%
Tobacco	108,285	0.7%
Trading Companies & Distributors	21,115	0.1%
Other**	25,877	0.2%
Total	$15,477,069	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
3M Co. (Industrial Conglomerates)	1,092	$154,812
Abbott Laboratories (Health Care Equipment & Supplies)	1,596	64,191
AbbVie, Inc. (Pharmaceuticals)	4,452	242,233
Accenture PLC - Class A (IT Services)	924	90,792
Activision Blizzard, Inc. (Software)	1,344	41,516
Adobe Systems, Inc.* (Software)	924	75,971
Advance Auto Parts, Inc. (Specialty Retail)	168	31,841
Aetna, Inc. (Health Care Providers & Services)	420	45,952
Affiliated Managers Group, Inc.* (Capital Markets)	84	14,363
AGL Resources, Inc. (Gas Utilities)	168	10,255
Air Products & Chemicals, Inc. (Chemicals)	336	42,867
Airgas, Inc. (Chemicals)	84	7,504
Akamai Technologies, Inc.* (Internet Software & Services)	504	34,806
Alexion Pharmaceuticals, Inc.* (Biotechnology)	588	91,957
Allegion PLC (Building Products)	168	9,687
Allergan PLC* (Pharmaceuticals)	1,008	273,985
Alliance Data Systems Corp.* (IT Services)	168	43,509
Altera Corp. (Semiconductors & Semiconductor Equipment)	420	21,034
Altria Group, Inc. (Tobacco)	5,208	283,315
Amazon.com, Inc.* (Internet & Catalog Retail)	1,008	515,985
American Airlines Group, Inc. (Airlines)	1,260	48,926
American Express Co. (Consumer Finance)	1,344	99,630
American Tower Corp. (Real Estate Investment Trusts)	1,092	96,073
Ameriprise Financial, Inc. (Capital Markets)	504	55,002
AmerisourceBergen Corp. (Health Care Providers & Services)	588	55,854
AMETEK, Inc. (Electrical Equipment)	420	21,974
Amgen, Inc. (Biotechnology)	2,016	278,853
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	840	42,807
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	672	40,582
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	420	23,692
Aon PLC (Insurance)	420	37,216
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	420	15,548
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,204	1,677,002
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,016	29,615
Autodesk, Inc.* (Software)	588	25,954
Automatic Data Processing, Inc. (IT Services)	1,260	101,254
AutoNation, Inc.* (Specialty Retail)	84	4,887
AutoZone, Inc.* (Specialty Retail)	84	60,802
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	672	84,007
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	336	58,740
Ball Corp. (Containers & Packaging)	252	15,674
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	168	31,300
Baxalta, Inc. (Biotechnology)	1,008	31,762
Baxter International, Inc. (Health Care Equipment & Supplies)	840	27,594
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	588	78,004
Bed Bath & Beyond, Inc.* (Specialty Retail)	252	14,369
Biogen, Inc.* (Biotechnology)	588	171,584
BlackRock, Inc. (Capital Markets)	252	74,962
Boston Properties, Inc. (Real Estate Investment Trusts)	420	49,728
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,680	27,569
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,352	139,238
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,512	77,762
Brown-Forman Corp. - Class B (Beverages)	336	32,558
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	420	28,468
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,092	23,871
Cameron International Corp.* (Energy Equipment & Services)	252	15,453
Campbell Soup Co. (Food Products)	252	12,771
CarMax, Inc.* (Specialty Retail)	252	14,949
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	756	24,192
CBS Corp. - Class B (Media)	504	20,110
Celgene Corp.* (Biotechnology)	2,100	227,157
Cerner Corp.* (Health Care Technology)	840	50,366
CF Industries Holdings, Inc. (Chemicals)	336	15,086
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	84	60,501
Cigna Corp. (Health Care Providers & Services)	336	45,367
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	168	17,217
Cintas Corp. (Commercial Services & Supplies)	252	21,609
Cisco Systems, Inc. (Communications Equipment)	8,652	227,115
Citrix Systems, Inc.* (Software)	420	29,098
Coca-Cola Enterprises, Inc. (Beverages)	252	12,184
Cognizant Technology Solutions Corp.* (IT Services)	1,596	99,926
Colgate-Palmolive Co. (Household Products)	1,428	90,621
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	672	12,291
Comcast Corp. - Class A (Media)	3,780	215,006
Comcast Corp. - Class A (Media)	672	38,465

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
ConAgra Foods, Inc. (Food Products)	420		$17,014
Constellation Brands, Inc. (Beverages)	420		52,588
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,428		24,447
Crown Castle International Corp. (Real Estate Investment Trusts)	924		72,876
CSX Corp. (Road & Rail)	2,604		70,048
CVS Health Corp. (Food & Staples Retailing)	2,940		283,652
D.R. Horton, Inc. (Household Durables)	840		24,663
Danaher Corp. (Industrial Conglomerates)	924		78,734
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	420		30,379
Delta Air Lines, Inc. (Airlines)	2,100		94,227
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	252		12,744
Discover Financial Services (Consumer Finance)	840		43,672
Discovery Communications, Inc.* - Class A (Media)	420		10,933
Discovery Communications, Inc.* - Class C (Media)	672		16,323
Dollar General Corp. (Multiline Retail)	504		36,510
Dollar Tree, Inc.* (Multiline Retail)	588		39,196
Dominion Resources, Inc. (Multi-Utilities)	756		53,207
Dr. Pepper Snapple Group, Inc. (Beverages)	504		39,841
E*TRADE Financial Corp.* (Capital Markets)	336		8,847
E.I. du Pont de Nemours & Co. (Chemicals)	1,176		56,683
eBay, Inc.* (Internet Software & Services)	3,024		73,907
Ecolab, Inc. (Chemicals)	672		73,731
Edison International (Electric Utilities)	420		26,489
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	252		35,827
Electronic Arts, Inc.* (Software)	840		56,910
Eli Lilly & Co. (Pharmaceuticals)	1,596		133,569
EMC Corp. (Technology Hardware, Storage & Peripherals)	3,612		87,266
Endo International PLC* (Pharmaceuticals)	336		23,278
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,428		103,958
EQT Corp. (Oil, Gas & Consumable Fuels)	252		16,322
Equifax, Inc. (Professional Services)	252		24,489
Equinix, Inc. (Real Estate Investment Trusts)	168		45,931
Equity Residential (Real Estate Investment Trusts)	1,008		75,721
Essex Property Trust, Inc. (Real Estate Investment Trusts)	168		37,535
Expedia, Inc. (Internet & Catalog Retail)	252		29,655
Expeditors International of Washington, Inc. (Air Freight & Logistics)	252		11,857
Express Scripts Holding Co.* (Health Care Providers & Services)	840		68,006
F5 Networks, Inc.* (Communications Equipment)	168		19,454
Facebook, Inc.* - Class A (Internet Software & Services)	6,048		543,714
Fastenal Co. (Trading Companies & Distributors)	504		18,451
FedEx Corp. (Air Freight & Logistics)	420		60,472
Fidelity National Information Services, Inc. (IT Services)	504		33,808
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	588		50,927
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	168		4,702
FMC Technologies, Inc.* (Energy Equipment & Services)	420		13,020
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	84		4,694
Franklin Resources, Inc. (Capital Markets)	504		18,779
Frontier Communications Corp. (Diversified Telecommunication Services)	1,344		6,384
Garmin, Ltd. (Household Durables)	168		6,028
General Dynamics Corp. (Aerospace & Defense)	504		69,527
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,596		41,448
General Mills, Inc. (Food Products)	840		47,149
Genuine Parts Co. (Distributors)	252		20,888
Gilead Sciences, Inc. (Biotechnology)	3,948		387,655
Google, Inc.* - Class A (Internet Software & Services)	756		482,608
Google, Inc.* - Class C (Internet Software & Services)	756		459,966
H & R Block, Inc. (Diversified Consumer Services)	504		18,245
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,092		31,602
Harley-Davidson, Inc. (Automobiles)	336		18,446
Harman International Industries, Inc. (Household Durables)	168		16,126
Hasbro, Inc. (Leisure Products)	168		12,120
HCA Holdings, Inc.* (Health Care Providers & Services)	672		51,985
HCP, Inc. (Real Estate Investment Trusts)	672		25,032
Henry Schein, Inc.* (Health Care Providers & Services)	168		22,297
Honeywell International, Inc. (Aerospace & Defense)	1,092		103,401
Hormel Foods Corp. (Food Products)	168		10,636
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,016		31,873
Illinois Tool Works, Inc. (Machinery)	504		41,484
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,684		382,295
Intercontinental Exchange, Inc. (Diversified Financial Services)	168		39,478
International Flavors & Fragrances, Inc. (Chemicals)	84		8,674
Intuit, Inc. (Software)	756		67,095
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	84		38,605
Invesco, Ltd. (Capital Markets)	672		20,987
Iron Mountain, Inc. (Real Estate Investment Trusts)	504		15,634
J.B. Hunt Transport Services, Inc. (Road & Rail)	252		17,993
Johnson & Johnson (Pharmaceuticals)	4,284		399,912
Kansas City Southern (Road & Rail)	168		15,268
Kellogg Co. (Food Products)	336		22,361
Keurig Green Mountain, Inc. (Food Products)	336		17,519

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kimberly-Clark Corp. (Household Products)	504	$54,956
Kimco Realty Corp. (Real Estate Investment Trusts)	1,092	26,678
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,788	132,533
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	168	8,400
L Brands, Inc. (Specialty Retail)	504	45,426
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	420	27,439
Legg Mason, Inc. (Capital Markets)	252	10,486
Leggett & Platt, Inc. (Household Durables)	336	13,860
Lennar Corp. - Class A (Household Durables)	504	24,258
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	756	33,030
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	336	13,558
Lockheed Martin Corp. (Aerospace & Defense)	504	104,485
Lowe’s Cos., Inc. (Specialty Retail)	2,436	167,888
Macy’s, Inc. (Multiline Retail)	420	21,554
Mallinckrodt PLC* (Pharmaceuticals)	336	21,484
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	504	34,395
Marsh & McLennan Cos., Inc. (Insurance)	840	43,865
Martin Marietta Materials, Inc. (Construction Materials)	168	25,528
Masco Corp. (Building Products)	420	10,575
MasterCard, Inc. - Class A (IT Services)	2,688	242,243
McCormick & Co., Inc. (Food Products)	168	13,806
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,344	132,424
McGraw Hill Financial, Inc. (Diversified Financial Services)	420	36,330
McKesson Corp. (Health Care Providers & Services)	252	46,628
Mead Johnson Nutrition Co. - Class A (Food Products)	504	35,482
Medtronic PLC (Health Care Equipment & Supplies)	3,780	253,034
Merck & Co., Inc. (Pharmaceuticals)	4,284	211,587
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	504	21,289
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	336	14,478
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,856	42,783
Microsoft Corp. (Software)	21,336	944,331
Mohawk Industries, Inc.* (Household Durables)	84	15,270
Molson Coors Brewing Co. - Class B (Beverages)	420	34,868
Monsanto Co. (Chemicals)	840	71,686
Monster Beverage Corp.* (Beverages)	420	56,759
Moody’s Corp. (Diversified Financial Services)	504	49,493
Motorola Solutions, Inc. (Communications Equipment)	168	11,488
Mylan NV* (Pharmaceuticals)	1,092	43,964
Navient Corp. (Consumer Finance)	1,008	11,330
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	420	12,432
Netflix, Inc.* (Internet & Catalog Retail)	1,176	121,434
Newell Rubbermaid, Inc. (Household Durables)	504	20,014
NextEra Energy, Inc. (Electric Utilities)	588	57,359
Nielsen Holdings PLC (Professional Services)	1,008	44,826
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,848	227,249
NiSource, Inc. (Multi-Utilities)	420	7,791
Nordstrom, Inc. (Multiline Retail)	336	24,095
Norfolk Southern Corp. (Road & Rail)	504	38,506
Northern Trust Corp. (Capital Markets)	252	17,176
Northrop Grumman Corp. (Aerospace & Defense)	252	41,819
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,344	33,130
Omnicom Group, Inc. (Media)	336	22,142
Oracle Corp. (Software)	5,712	206,317
O’Reilly Automotive, Inc.* (Specialty Retail)	252	63,000
PACCAR, Inc. (Machinery)	504	26,294
Patterson Cos., Inc. (Health Care Providers & Services)	168	7,266
Paychex, Inc. (IT Services)	588	28,006
PayPal Holdings, Inc.* (Internet Software & Services)	2,016	62,577
PepsiCo, Inc. (Beverages)	2,352	221,794
PerkinElmer, Inc. (Life Sciences Tools & Services)	168	7,721
Perrigo Co. PLC (Pharmaceuticals)	168	26,421
Philip Morris International, Inc. (Tobacco)	2,268	179,920
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	30,653
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	252	9,957
PPG Industries, Inc. (Chemicals)	504	44,196
Praxair, Inc. (Chemicals)	420	42,781
Precision Castparts Corp. (Aerospace & Defense)	168	38,591
Public Storage (Real Estate Investment Trusts)	420	88,885
PulteGroup, Inc. (Household Durables)	420	7,925
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	420	18,921
QUALCOMM, Inc. (Communications Equipment)	4,200	225,666
Quanta Services, Inc.* (Construction & Engineering)	252	6,101
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	84	9,925
Range Resources Corp. (Oil, Gas & Consumable Fuels)	420	13,490
Realty Income Corp. (Real Estate Investment Trusts)	588	27,865
Red Hat, Inc.* (Software)	504	36,228
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	78,144
Regions Financial Corp. (Banks)	1,596	14,380
Reynolds American, Inc. (Tobacco)	2,184	96,686
Robert Half International, Inc. (Professional Services)	336	17,190

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Automation, Inc. (Electrical Equipment)	168	$17,047
Rockwell Collins, Inc. (Aerospace & Defense)	252	20,624
Roper Technologies, Inc. (Industrial Conglomerates)	168	26,326
Ross Stores, Inc. (Specialty Retail)	1,092	52,929
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	252	22,451
salesforce.com, Inc.* (Software)	1,092	75,818
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	504	27,382
Schlumberger, Ltd. (Energy Equipment & Services)	1,596	110,076
Scripps Networks Interactive, Inc. - Class A (Media)	252	12,396
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	840	37,632
Sealed Air Corp. (Containers & Packaging)	336	15,752
Sempra Energy (Multi-Utilities)	336	32,498
Sigma-Aldrich Corp. (Chemicals)	336	46,677
Signet Jewelers, Ltd. (Specialty Retail)	252	34,305
Simon Property Group, Inc. (Real Estate Investment Trusts)	840	154,324
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	504	42,442
SL Green Realty Corp. (Real Estate Investment Trusts)	168	18,171
Snap-on, Inc. (Machinery)	84	12,679
Southwest Airlines Co. (Airlines)	1,764	67,103
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	924	24,273
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	504	31,797
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,688	152,787
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	252	16,753
Stericycle, Inc.* (Commercial Services & Supplies)	252	35,107
Stryker Corp. (Health Care Equipment & Supplies)	840	79,044
Symantec Corp. (Software)	1,008	19,626
T. Rowe Price Group, Inc. (Capital Markets)	420	29,190
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	504	30,185
Tenet Healthcare Corp.* (Health Care Providers & Services)	168	6,203
Teradata Corp.* (IT Services)	168	4,865
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,764	87,353
Textron, Inc. (Aerospace & Defense)	336	12,647
The Allstate Corp. (Insurance)	420	24,461
The Boeing Co. (Aerospace & Defense)	840	109,999
The Charles Schwab Corp. (Capital Markets)	2,100	59,976
The Clorox Co. (Household Products)	168	19,409
The Coca-Cola Co. (Beverages)	5,880	235,907
The Dun & Bradstreet Corp. (Professional Services)	84	8,820
The Estee Lauder Cos., Inc. - Class A (Personal Products)	336	27,108
The Gap, Inc. (Specialty Retail)	252	7,182
The Hershey Co. (Food Products)	252	23,154
The Home Depot, Inc. (Specialty Retail)	3,444	397,747
The Interpublic Group of Cos., Inc. (Media)	504	9,642
The Kraft Heinz Co. (Food Products)	756	53,358
The Kroger Co. (Food & Staples Retailing)	1,176	42,418
The Macerich Co. (Real Estate Investment Trusts)	336	25,812
The Priceline Group, Inc.* (Internet & Catalog Retail)	168	207,792
The Procter & Gamble Co. (Household Products)	3,528	253,804
The Sherwin-Williams Co. (Chemicals)	252	56,141
The TJX Cos., Inc. (Specialty Retail)	1,176	83,990
The Walt Disney Co. (Media)	4,116	420,655
The Western Union Co. (IT Services)	756	13,880
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,848	68,099
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,092	133,530
Tiffany & Co. (Specialty Retail)	168	12,973
Time Warner Cable, Inc. (Media)	504	90,402
Time Warner, Inc. (Media)	2,184	150,150
Total System Services, Inc. (IT Services)	336	15,264
Tractor Supply Co. (Specialty Retail)	336	28,332
TripAdvisor, Inc.* (Internet & Catalog Retail)	336	21,175
Twenty-First Century Fox, Inc. - Class A (Media)	1,848	49,859
Twenty-First Century Fox, Inc. - Class B (Media)	672	18,191
Tyco International PLC (Commercial Services & Supplies)	588	19,674
U.S. Bancorp (Banks)	2,100	86,121
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	504	48,777
Union Pacific Corp. (Road & Rail)	2,352	207,939
United Continental Holdings, Inc.* (Airlines)	504	26,737
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,092	107,768
United Rentals, Inc.* (Trading Companies & Distributors)	252	15,133
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,260	146,172
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	168	20,968
V.F. Corp. (Textiles, Apparel & Luxury Goods)	924	63,026
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	168	12,395
Ventas, Inc. (Real Estate Investment Trusts)	924	51,799
VeriSign, Inc.* (Internet Software & Services)	252	17,781
Vertex Pharmaceuticals, Inc.* (Biotechnology)	504	52,487
Viacom, Inc. - Class B (Media)	504	21,748
Visa, Inc. - Class A (IT Services)	5,208	362,789
Vornado Realty Trust (Real Estate Investment Trusts)	252	22,786
Vulcan Materials Co. (Construction Materials)	252	22,478

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	84	$18,061
Waste Management, Inc. (Commercial Services & Supplies)	588	29,288
Waters Corp.* (Life Sciences Tools & Services)	168	19,859
WEC Energy Group, Inc. (Multi-Utilities)	420	21,932
Wells Fargo & Co. (Banks)	4,956	254,491
Welltower, Inc. (Real Estate Investment Trusts)	924	62,573
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	588	46,711
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,008	27,559
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	336	24,158
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	252	13,386
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	336	14,246
Yahoo!, Inc.* (Internet Software & Services)	2,352	67,996
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	672	53,726
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	336	31,560
Zoetis, Inc. (Pharmaceuticals)	1,260	51,887

TOTAL COMMON STOCKS (Cost $13,519,893)		24,222,944

TOTAL INVESTMENT SECURITIES (Cost $13,519,893) - 100.6%		24,222,944
Net other assets (liabilities) - (0.6)%		(143,365)

NET ASSETS - 100.0%		$24,079,579

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 Amount is less than $0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$501,093	2.0%
Air Freight & Logistics	208,565	0.9%
Airlines	236,993	1.0%
Automobiles	18,446	0.1%
Banks	354,992	1.5%
Beverages	686,499	2.9%
Biotechnology	1,319,599	5.4%
Building Products	20,262	0.1%
Capital Markets	309,768	1.3%
Chemicals	466,026	2.0%
Commercial Services & Supplies	105,678	0.4%
Communications Equipment	483,723	2.0%
Construction & Engineering	6,101	NM
Construction Materials	48,006	0.2%
Consumer Finance	154,632	0.6%
Containers & Packaging	31,426	0.1%
Distributors	20,888	0.1%
Diversified Consumer Services	18,245	0.1%
Diversified Financial Services	125,301	0.6%
Diversified Telecommunication Services	39,414	0.2%
Electric Utilities	83,848	0.3%
Electrical Equipment	39,021	0.2%
Electronic Equipment, Instruments & Components	102,141	0.4%
Energy Equipment & Services	138,549	0.6%
Food & Staples Retailing	326,070	1.4%
Food Products	253,250	1.0%
Gas Utilities	10,255	NM
Health Care Equipment & Supplies	723,664	3.1%
Health Care Providers & Services	547,077	2.2%
Health Care Technology	50,366	0.2%
Hotels, Restaurants & Leisure	510,581	2.1%
Household Durables	128,144	0.5%
Household Products	418,790	1.7%
Industrial Conglomerates	259,872	1.1%
Insurance	105,542	0.4%
Internet & Catalog Retail	896,041	3.6%
Internet Software & Services	1,743,355	7.2%
IT Services	1,087,263	4.5%
Leisure Products	12,120	0.1%
Life Sciences Tools & Services	161,110	0.7%
Machinery	80,457	0.3%
Media	1,096,022	4.5%
Multiline Retail	121,355	0.6%
Multi-Utilities	115,428	0.5%
Oil, Gas & Consumable Fuels	483,289	2.1%
Personal Products	27,108	0.1%
Pharmaceuticals	1,567,558	6.4%
Professional Services	95,325	0.4%
Real Estate Investment Trusts	1,082,548	4.5%
Real Estate Management & Development	24,192	0.1%
Road & Rail	349,754	1.5%
Semiconductors & Semiconductor Equipment	921,155	3.8%
Software	1,578,864	6.6%
Specialty Retail	1,020,620	4.2%
Technology Hardware, Storage & Peripherals	1,888,425	8.0%
Textiles, Apparel & Luxury Goods	406,562	1.7%
Tobacco	559,921	2.3%
Trading Companies & Distributors	51,645	0.2%
Other**	(143,365)	(0.6)%
Total	$24,079,579	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,064	$12,289
A.O. Smith Corp. (Building Products)	608	39,636
Aaron’s, Inc. (Specialty Retail)	1,520	54,887
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,672	35,430
Acxiom Corp.* (IT Services)	1,824	36,042
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	14,972	25,752
AECOM* (Construction & Engineering)	3,572	98,266
AGCO Corp. (Machinery)	1,748	81,510
Albemarle Corp. (Chemicals)	2,660	117,306
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	532	45,044
Alleghany Corp.* (Insurance)	228	106,729
Allegheny Technologies, Inc. (Metals & Mining)	2,584	36,641
Alliant Energy Corp. (Multi-Utilities)	2,660	155,583
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,484	55,602
American Campus Communities, Inc. (Real Estate Investment Trusts)	836	30,297
American Eagle Outfitters, Inc. (Specialty Retail)	4,256	66,521
American Financial Group, Inc. (Insurance)	1,672	115,218
ANSYS, Inc.* (Software)	760	66,986
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	2,356	26,057
AptarGroup, Inc. (Containers & Packaging)	1,520	100,259
Aqua America, Inc. (Water Utilities)	1,748	46,270
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,204	121,837
Arthur J. Gallagher & Co. (Insurance)	1,444	59,608
Ascena Retail Group, Inc.* (Specialty Retail)	4,028	56,029
Ashland, Inc. (Chemicals)	836	84,118
Aspen Insurance Holdings, Ltd. (Insurance)	1,444	67,103
Associated Banc-Corp. (Banks)	3,572	64,189
Atmel Corp. (Semiconductors & Semiconductor Equipment)	9,880	79,732
Atmos Energy Corp. (Gas Utilities)	2,432	141,494
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,368	20,260
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,192	136,234
Avon Products, Inc. (Personal Products)	10,336	33,592
B/E Aerospace, Inc. (Aerospace & Defense)	912	40,037
BancorpSouth, Inc. (Banks)	2,052	48,776
Bank of Hawaii Corp. (Banks)	1,064	67,553
Belden, Inc. (Electronic Equipment, Instruments & Components)	456	21,291
Bemis Co., Inc. (Containers & Packaging)	2,280	90,220
Big Lots, Inc. (Multiline Retail)	608	29,135
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	2,356	47,073
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	456	61,245
Bio-Techne Corp. (Life Sciences Tools & Services)	304	28,108
Black Hills Corp. (Multi-Utilities)	1,064	43,986
Broadridge Financial Solutions, Inc. (IT Services)	912	50,479
Brown & Brown, Inc. (Insurance)	988	30,598
Cabela’s, Inc.* (Specialty Retail)	1,216	55,450
Cable One, Inc.* (Media)	76	31,876
Cabot Corp. (Chemicals)	1,520	47,971
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,736	7,114
Carlisle Cos., Inc. (Industrial Conglomerates)	836	73,050
Carpenter Technology Corp. (Metals & Mining)	1,140	33,938
Casey’s General Stores, Inc. (Food & Staples Retailing)	912	93,863
Cathay General Bancorp (Banks)	1,824	54,647
CDK Global, Inc. (Software)	1,216	58,100
Chico’s FAS, Inc. (Specialty Retail)	3,268	51,406
Ciena Corp.* (Communications Equipment)	2,812	58,265
Cinemark Holdings, Inc. (Media)	1,216	39,508
City National Corp. (Banks)	1,140	100,389
CLARCOR, Inc. (Machinery)	456	21,742
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,292	56,809
Cleco Corp. (Electric Utilities)	1,444	76,879
CNO Financial Group, Inc. (Insurance)	4,560	85,774
Commerce Bancshares, Inc. (Banks)	1,900	86,564
Commercial Metals Co. (Metals & Mining)	2,736	37,073
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	836	14,964
Community Health Systems, Inc.* (Health Care Providers & Services)	2,812	120,268
CommVault Systems, Inc.* (Software)	456	15,486
Compass Minerals International, Inc. (Metals & Mining)	304	23,824
Convergys Corp. (IT Services)	2,356	54,448
Con-way, Inc. (Road & Rail)	1,368	64,912
CoreLogic, Inc.* (IT Services)	988	36,783
Corporate Office Properties Trust (Real Estate Investment Trusts)	836	17,581
Corrections Corp. of America (Real Estate Investment Trusts)	2,812	83,066
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	228	33,580
Crane Co. (Machinery)	1,140	53,135
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,432	58,927
CST Brands, Inc. (Specialty Retail)	1,824	61,395
Cullen/Frost Bankers, Inc. (Banks)	1,292	82,145

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,256	$36,261
Dana Holding Corp. (Auto Components)	3,800	60,344
Dean Foods Co. (Food Products)	2,204	36,410
Deluxe Corp. (Commercial Services & Supplies)	456	25,417
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	8,436	20,584
DeVry Education Group, Inc. (Diversified Consumer Services)	684	18,612
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,204	109,341
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,520	45,250
Domtar Corp. (Paper & Forest Products)	1,520	54,340
Donaldson Co., Inc. (Machinery)	1,520	42,682
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,672	29,176
Dril-Quip, Inc.* (Energy Equipment & Services)	456	26,548
DST Systems, Inc. (IT Services)	380	39,953
East West Bancorp, Inc. (Banks)	1,824	70,078
Eaton Vance Corp. (Capital Markets)	1,216	40,639
Edgewell Personal Care Co. (Personal Products)	684	55,814
Endurance Specialty Holdings, Ltd. (Insurance)	988	60,298
Energen Corp. (Oil, Gas & Consumable Fuels)	1,900	94,734
Energizer Holdings, Inc. (Household Products)	836	32,362
Equity One, Inc. (Real Estate Investment Trusts)	608	14,799
Esterline Technologies Corp.* (Aerospace & Defense)	304	21,855
Everest Re Group, Ltd. (Insurance)	1,064	184,433
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,736	38,413
Federated Investors, Inc. - Class B (Capital Markets)	1,064	30,750
FEI Co. (Electronic Equipment, Instruments & Components)	532	38,857
First American Financial Corp. (Insurance)	2,584	100,957
First Horizon National Corp. (Banks)	2,736	38,796
First Niagara Financial Group, Inc. (Banks)	8,436	86,132
FirstMerit Corp. (Banks)	3,952	69,832
Flowers Foods, Inc. (Food Products)	4,408	109,055
Fortune Brands Home & Security, Inc. (Building Products)	1,292	61,331
FTI Consulting, Inc.* (Professional Services)	988	41,012
Fulton Financial Corp. (Banks)	4,180	50,578
GATX Corp. (Trading Companies & Distributors)	532	23,488
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	456	26,940
Graco, Inc. (Machinery)	456	30,566
Graham Holdings Co. - Class B (Diversified Consumer Services)	76	43,852
Granite Construction, Inc. (Construction & Engineering)	912	27,059
Great Plains Energy, Inc. (Electric Utilities)	3,648	98,569
Greif, Inc. - Class A (Containers & Packaging)	608	19,401
GUESS?, Inc. (Specialty Retail)	1,520	32,467
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,584	76,692
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,140	32,422
Hancock Holding Co. (Banks)	1,824	49,339
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,508	71,955
HCC Insurance Holdings, Inc. (Insurance)	2,280	176,631
Health Net, Inc.* (Health Care Providers & Services)	1,824	109,841
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,356	11,285
Herman Miller, Inc. (Commercial Services & Supplies)	1,444	41,645
Highwoods Properties, Inc. (Real Estate Investment Trusts)	760	29,450
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	608	31,610
HNI Corp. (Commercial Services & Supplies)	456	19,562
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,484	218,999
Home Properties, Inc. (Real Estate Investment Trusts)	684	51,129
Hospitality Properties Trust (Real Estate Investment Trusts)	1,292	33,049
Hubbell, Inc. - Class B (Electrical Equipment)	684	58,106
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	608	65,147
IDACORP, Inc. (Electric Utilities)	608	39,344
IDEX Corp. (Machinery)	760	54,188
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	3,724	101,442
Ingredion, Inc. (Food Products)	1,672	145,982
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,064	21,599
International Bancshares Corp. (Banks)	1,292	32,339
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	608	19,286
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,116	36,457
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	304	23,095
J.C. Penney Co., Inc.* (Multiline Retail)	7,220	67,074
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,560	102,007
Jack Henry & Associates, Inc. (IT Services)	608	42,323
Janus Capital Group, Inc. (Capital Markets)	1,596	21,706
Jarden Corp.* (Household Durables)	1,900	92,872
John Wiley & Sons, Inc. (Media)	608	30,418
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,520	29,047
KB Home (Household Durables)	1,216	16,477
KBR, Inc. (Construction & Engineering)	3,420	56,977
Kemper Corp. (Insurance)	1,140	40,322

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kennametal, Inc. (Machinery)	1,900	$47,291
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,216	37,501
Kirby Corp.* (Marine)	532	32,957
KLX, Inc.* (Aerospace & Defense)	1,216	43,460
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,128	39,219
Lancaster Colony Corp. (Food Products)	228	22,225
Leidos Holdings, Inc. (IT Services)	1,520	62,792
Lennox International, Inc. (Building Products)	304	34,452
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,444	41,847
Liberty Property Trust (Real Estate Investment Trusts)	3,572	112,555
LifePoint Health, Inc.* (Health Care Providers & Services)	532	37,719
Lincoln Electric Holdings, Inc. (Machinery)	912	47,816
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,344	47,619
M.D.C. Holdings, Inc. (Household Durables)	912	23,876
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,128	40,177
ManpowerGroup, Inc. (Professional Services)	1,824	149,367
MDU Resources Group, Inc. (Multi-Utilities)	4,636	79,739
Mentor Graphics Corp. (Software)	2,356	58,028
Mercury General Corp. (Insurance)	836	42,226
Meredith Corp. (Media)	912	38,833
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	684	55,999
MSA Safety, Inc. (Commercial Services & Supplies)	380	15,189
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	532	32,468
MSCI, Inc. - Class A (Diversified Financial Services)	760	45,190
Murphy USA, Inc.* (Specialty Retail)	988	54,291
Nabors Industries, Ltd. (Energy Equipment & Services)	6,916	65,357
National Fuel Gas Co. (Gas Utilities)	1,064	53,179
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,064	29,569
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,292	46,861
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,028	91,638
NeuStar, Inc.* - Class A (IT Services)	1,292	35,155
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,564	190,786
NewMarket Corp. (Chemicals)	76	27,132
Noble Corp. PLC (Energy Equipment & Services)	5,700	62,188
NOW, Inc.* (Trading Companies & Distributors)	2,508	37,118
Oceaneering International, Inc. (Energy Equipment & Services)	988	38,809
Office Depot, Inc.* (Specialty Retail)	11,704	75,140
OGE Energy Corp. (Electric Utilities)	4,712	128,919
Oil States International, Inc.* (Energy Equipment & Services)	1,216	31,774
Old Republic International Corp. (Insurance)	5,700	89,148
Olin Corp. (Chemicals)	1,824	30,661
ONE Gas, Inc. (Gas Utilities)	1,216	55,121
Orbital ATK, Inc. (Aerospace & Defense)	1,368	98,318
Oshkosh Corp. (Machinery)	1,824	66,266
Owens & Minor, Inc. (Health Care Providers & Services)	1,520	48,549
PacWest Bancorp (Banks)	1,292	55,311
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	152	29,398
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,496	45,937
Plantronics, Inc. (Communications Equipment)	228	11,594
PNM Resources, Inc. (Electric Utilities)	1,064	29,845
Polycom, Inc.* (Communications Equipment)	3,192	33,452
PolyOne Corp. (Chemicals)	912	26,758
Post Holdings, Inc.* (Food Products)	760	44,916
Potlatch Corp. (Real Estate Investment Trusts)	456	13,128
Prosperity Bancshares, Inc. (Banks)	1,596	78,380
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,800	47,614
Questar Corp. (Gas Utilities)	2,128	41,304
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,940	71,927
Raymond James Financial, Inc. (Capital Markets)	1,596	79,209
Rayonier, Inc. (Real Estate Investment Trusts)	2,964	65,415
Regal Beloit Corp. (Electrical Equipment)	1,064	60,063
Reinsurance Group of America, Inc. (Insurance)	1,596	144,581
Reliance Steel & Aluminum Co. (Metals & Mining)	1,748	94,410
Rent-A-Center, Inc. (Specialty Retail)	1,292	31,331
ResMed, Inc. (Health Care Equipment & Supplies)	988	50,348
Rollins, Inc. (Commercial Services & Supplies)	684	18,379
Rovi Corp.* (Software)	1,064	11,161
Rowan Cos. PLC - Class A (Energy Equipment & Services)	2,964	47,869
Royal Gold, Inc. (Metals & Mining)	532	24,993
RPM International, Inc. (Chemicals)	1,064	44,571
Science Applications International Corp. (IT Services)	988	39,727
Senior Housing Properties Trust (Real Estate Investment Trusts)	2,888	46,786
Sensient Technologies Corp. (Chemicals)	532	32,612
Silgan Holdings, Inc. (Containers & Packaging)	988	51,416
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	304	12,628
SLM Corp.* (Consumer Finance)	5,320	39,368
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,596	51,136
Solera Holdings, Inc. (Software)	684	36,936

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonoco Products Co. (Containers & Packaging)	2,356	$88,915
Sotheby’s - Class A (Diversified Consumer Services)	1,444	46,179
StanCorp Financial Group, Inc. (Insurance)	988	112,830
Steel Dynamics, Inc. (Metals & Mining)	5,700	97,927
Stifel Financial Corp.* (Capital Markets)	1,672	70,391
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,964	21,282
Superior Energy Services, Inc. (Energy Equipment & Services)	3,572	45,114
SUPERVALU, Inc.* (Food & Staples Retailing)	3,344	24,010
SVB Financial Group* (Banks)	456	52,686
Synopsys, Inc.* (Software)	1,292	59,665
Synovus Financial Corp. (Banks)	3,116	92,234
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	836	8,444
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	684	22,551
Taubman Centers, Inc. (Real Estate Investment Trusts)	456	31,500
TCF Financial Corp. (Banks)	4,028	61,064
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	836	57,266
Teledyne Technologies, Inc.* (Aerospace & Defense)	304	27,451
Teleflex, Inc. (Health Care Equipment & Supplies)	380	47,200
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,204	55,012
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,016	90,339
Terex Corp. (Machinery)	2,584	46,357
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	532	28,707
The Chemours Co. (Chemicals)	2,888	18,685
The Hanover Insurance Group, Inc. (Insurance)	1,064	82,673
The New York Times Co. - Class A (Media)	2,964	35,005
The Scotts Miracle-Gro Co. - Class A (Chemicals)	532	32,356
The Timken Co. (Machinery)	1,748	48,053
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,584	22,352
Thor Industries, Inc. (Automobiles)	608	31,494
Thoratec Corp.* (Health Care Equipment & Supplies)	1,292	81,732
Time, Inc. (Media)	2,584	49,225
Tootsie Roll Industries, Inc. (Food Products)	456	14,268
Towers Watson & Co. - Class A (Professional Services)	1,672	196,260
TreeHouse Foods, Inc.* (Food Products)	608	47,296
TRI Pointe Group, Inc.* (Household Durables)	2,280	29,845
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,508	41,181
Triumph Group, Inc. (Aerospace & Defense)	1,140	47,971
Trustmark Corp. (Banks)	1,596	36,979
Tupperware Brands Corp. (Household Durables)	1,216	60,180
Umpqua Holdings Corp. (Banks)	5,244	85,477
United Natural Foods, Inc.* (Food & Staples Retailing)	1,216	58,988
United States Steel Corp. (Metals & Mining)	3,496	36,428
Urban Edge Properties (Real Estate Investment Trusts)	684	14,768
Valley National Bancorp (Banks)	5,548	54,592
Valmont Industries, Inc. (Machinery)	532	50,481
Vectren Corp. (Multi-Utilities)	912	38,313
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,192	30,930
Vista Outdoor, Inc.* (Leisure Products)	912	40,520
W.R. Berkley Corp. (Insurance)	1,292	70,246
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,064	36,995
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,204	50,141
Waste Connections, Inc. (Commercial Services & Supplies)	1,216	59,073
Watsco, Inc. (Trading Companies & Distributors)	608	72,036
Webster Financial Corp. (Banks)	2,204	78,529
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,064	91,696
Werner Enterprises, Inc. (Road & Rail)	532	13,353
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	684	37,018
Westar Energy, Inc. (Electric Utilities)	3,344	128,543
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,672	73,769
WGL Holdings, Inc. (Gas Utilities)	1,216	70,127
Woodward, Inc. (Machinery)	532	21,652
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,672	59,858
Worthington Industries, Inc. (Metals & Mining)	1,140	30,187
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,408	51,397
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,548	36,728

TOTAL COMMON STOCKS (Cost $12,706,048)		16,215,307

TOTAL INVESTMENT SECURITIES (Cost $12,706,048) - 100.7%		16,215,307
Net other assets (liabilities) - (0.7)%		(106,689)

NET ASSETS - 100.0%		$16,108,618

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$344,239	2.1%
Auto Components	60,344	0.4%
Automobiles	31,494	0.2%
Banks	1,496,609	9.4%
Building Products	135,419	0.8%
Capital Markets	279,690	1.7%
Chemicals	462,170	2.8%
Commercial Services & Supplies	308,001	1.9%
Communications Equipment	103,311	0.6%
Construction & Engineering	182,302	1.1%
Consumer Finance	39,368	0.2%
Containers & Packaging	350,211	2.2%
Diversified Consumer Services	134,700	0.9%
Diversified Financial Services	45,190	0.3%
Electric Utilities	574,054	3.5%
Electrical Equipment	118,169	0.7%
Electronic Equipment, Instruments & Components	780,429	4.9%
Energy Equipment & Services	395,141	2.5%
Food & Staples Retailing	176,861	1.1%
Food Products	420,152	2.6%
Gas Utilities	361,225	2.2%
Health Care Equipment & Supplies	280,330	1.7%
Health Care Providers & Services	408,073	2.6%
Health Care Technology	55,602	0.3%
Hotels, Restaurants & Leisure	133,323	0.8%
Household Durables	223,250	1.4%
Household Products	32,362	0.2%
Independent Power and Renewable Electricity Producers	8,444	0.1%
Industrial Conglomerates	73,050	0.5%
Insurance	1,569,375	9.8%
IT Services	397,702	2.5%
Leisure Products	40,520	0.3%
Life Sciences Tools & Services	89,353	0.6%
Machinery	611,739	3.9%
Marine	32,957	0.2%
Media	254,041	1.6%
Metals & Mining	415,421	2.6%
Multiline Retail	96,209	0.6%
Multi-Utilities	317,621	2.0%
Oil, Gas & Consumable Fuels	687,228	4.2%
Paper & Forest Products	101,959	0.6%
Personal Products	89,406	0.5%
Professional Services	386,639	2.4%
Real Estate Investment Trusts	867,589	5.4%
Road & Rail	105,205	0.7%
Semiconductors & Semiconductor Equipment	421,390	2.6%
Software	306,362	1.9%
Specialty Retail	683,688	4.1%
Technology Hardware, Storage & Peripherals	191,024	1.2%
Textiles, Apparel & Luxury Goods	29,047	0.2%
Thrifts & Mortgage Finance	240,927	1.5%
Trading Companies & Distributors	165,110	1.0%
Water Utilities	46,270	0.3%
Wireless Telecommunication Services	55,012	0.3%
Other**	(106,689)	(0.7)%
Total	$16,108,618	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,728	$19,958
A.O. Smith Corp. (Building Products)	1,440	93,874
ACI Worldwide, Inc.* (Software)	3,456	72,991
Acuity Brands, Inc. (Electrical Equipment)	1,296	227,552
Akorn, Inc.* (Pharmaceuticals)	2,304	65,676
Alaska Air Group, Inc. (Airlines)	3,744	297,461
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,296	44,492
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,440	121,925
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,160	122,602
Alleghany Corp.* (Insurance)	288	134,816
AMC Networks, Inc.* - Class A (Media)	1,728	126,438
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,304	83,497
ANSYS, Inc.* (Software)	1,584	139,614
Aqua America, Inc. (Water Utilities)	3,024	80,045
ARRIS Group, Inc.* (Communications Equipment)	3,888	100,971
Arthur J. Gallagher & Co. (Insurance)	3,312	136,719
Ashland, Inc. (Chemicals)	1,008	101,425
B/E Aerospace, Inc. (Aerospace & Defense)	2,016	88,502
Bank of the Ozarks, Inc. (Banks)	2,304	100,823
Belden, Inc. (Electronic Equipment, Instruments & Components)	720	33,617
Big Lots, Inc. (Multiline Retail)	720	34,502
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	3,024	60,420
Bio-Techne Corp. (Life Sciences Tools & Services)	720	66,571
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,728	91,014
Broadridge Financial Solutions, Inc. (IT Services)	2,304	127,526
Brown & Brown, Inc. (Insurance)	2,160	66,895
Brunswick Corp. (Leisure Products)	2,736	131,027
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	576	111,416
Cable One, Inc.* (Media)	144	60,396
Cadence Design Systems, Inc.* (Software)	8,496	175,697
California Resources Corp. (Oil, Gas & Consumable Fuels)	5,760	14,976
Camden Property Trust (Real Estate Investment Trusts)	2,592	191,549
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,448	80,613
Carlisle Cos., Inc. (Industrial Conglomerates)	864	75,496
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,584	143,574
Catalent, Inc.* (Pharmaceuticals)	2,880	69,984
CBOE Holdings, Inc. (Diversified Financial Services)	2,448	164,212
CDK Global, Inc. (Software)	3,168	151,367
CEB, Inc. (Professional Services)	1,008	68,887
Centene Corp.* (Health Care Providers & Services)	3,456	187,419
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,296	82,322
Church & Dwight Co., Inc. (Household Products)	3,744	314,121
Cinemark Holdings, Inc. (Media)	1,584	51,464
CLARCOR, Inc. (Machinery)	864	41,196
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,592	89,087
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,448	43,819
CommVault Systems, Inc.* (Software)	720	24,451
Compass Minerals International, Inc. (Metals & Mining)	576	45,141
Copart, Inc.* (Commercial Services & Supplies)	3,168	104,227
CoreLogic, Inc.* (IT Services)	1,296	48,250
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,728	36,340
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	432	63,625
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,464	38,033
Cytec Industries, Inc. (Chemicals)	2,016	148,882
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,008	58,524
Deluxe Corp. (Commercial Services & Supplies)	864	48,159
DeVry Education Group, Inc. (Diversified Consumer Services)	720	19,591
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,584	170,929
Donaldson Co., Inc. (Machinery)	1,728	48,522
Douglas Emmett, Inc. (Real Estate Investment Trusts)	4,032	115,799
Dril-Quip, Inc.* (Energy Equipment & Services)	576	33,535
DST Systems, Inc. (IT Services)	576	60,561
Duke Realty Corp. (Real Estate Investment Trusts)	10,080	192,024
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,736	134,064
Eagle Materials, Inc. (Construction Materials)	1,440	98,525
East West Bancorp, Inc. (Banks)	2,016	77,455
Eaton Vance Corp. (Capital Markets)	1,872	62,562
Edgewell Personal Care Co. (Personal Products)	1,008	82,253
Endurance Specialty Holdings, Ltd. (Insurance)	576	35,153
Energizer Holdings, Inc. (Household Products)	720	27,871
Equity One, Inc. (Real Estate Investment Trusts)	1,440	35,050

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Esterline Technologies Corp.* (Aerospace & Defense)	576	$41,409
Extra Space Storage, Inc. (Real Estate Investment Trusts)	3,600	277,775
FactSet Research Systems, Inc. (Software)	1,152	184,102
Fair Isaac Corp. (Software)	864	73,008
Federal Realty Investment Trust (Real Estate Investment Trusts)	2,016	275,082
Federated Investors, Inc. - Class B (Capital Markets)	1,440	41,616
FEI Co. (Electronic Equipment, Instruments & Components)	576	42,071
First Horizon National Corp. (Banks)	3,456	49,006
Foot Locker, Inc. (Specialty Retail)	4,032	290,183
Fortinet, Inc.* (Software)	4,176	177,396
Fortune Brands Home & Security, Inc. (Building Products)	3,024	143,548
Gartner, Inc.* (IT Services)	2,448	205,461
GATX Corp. (Trading Companies & Distributors)	576	25,430
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,008	59,553
Gentex Corp. (Auto Components)	8,496	131,688
Global Payments, Inc. (IT Services)	1,872	214,774
Graco, Inc. (Machinery)	1,152	77,219
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,872	72,540
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	864	44,919
HNI Corp. (Commercial Services & Supplies)	720	30,888
Hologic, Inc.* (Health Care Equipment & Supplies)	7,056	276,100
Home Properties, Inc. (Real Estate Investment Trusts)	864	64,584
Hospitality Properties Trust (Real Estate Investment Trusts)	2,880	73,670
HSN, Inc. (Internet & Catalog Retail)	1,008	57,698
Hubbell, Inc. - Class B (Electrical Equipment)	720	61,164
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	576	61,718
IDACORP, Inc. (Electric Utilities)	720	46,592
IDEX Corp. (Machinery)	1,296	92,405
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,736	203,148
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,024	61,387
InterDigital, Inc. (Communications Equipment)	1,008	51,005
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	720	54,698
ITT Corp. (Machinery)	2,592	86,651
Jack Henry & Associates, Inc. (IT Services)	1,584	110,262
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,008	77,656
Janus Capital Group, Inc. (Capital Markets)	2,304	31,334
Jarden Corp.* (Household Durables)	3,456	168,929
JetBlue Airways Corp.* (Airlines)	9,072	233,785
John Wiley & Sons, Inc. (Media)	720	36,022
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,296	186,326
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,872	35,774
KB Home (Household Durables)	1,152	15,610
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,456	106,583
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,736	178,278
Kirby Corp.* (Marine)	1,008	62,446
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,448	127,737
Lancaster Colony Corp. (Food Products)	288	28,074
Landstar System, Inc. (Road & Rail)	1,296	82,257
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,312	94,028
Lennox International, Inc. (Building Products)	720	81,598
LifePoint Health, Inc.* (Health Care Providers & Services)	576	40,838
Lincoln Electric Holdings, Inc. (Machinery)	1,152	60,399
Live Nation Entertainment, Inc.* (Media)	4,176	100,391
LKQ Corp.* (Distributors)	8,784	249,114
Manhattan Associates, Inc.* (Software)	2,160	134,568
MAXIMUS, Inc. (IT Services)	1,872	111,496
MEDNAX, Inc.* (Health Care Providers & Services)	2,736	210,098
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	864	246,016
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,440	117,893
Minerals Technologies, Inc. (Chemicals)	1,008	48,545
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,152	79,315
MSA Safety, Inc. (Commercial Services & Supplies)	432	17,267
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	720	43,942
MSCI, Inc. - Class A (Diversified Financial Services)	1,872	111,309
National Fuel Gas Co. (Gas Utilities)	1,152	57,577
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,584	44,019
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,304	83,566
NetScout Systems, Inc.* (Communications Equipment)	2,592	91,679
NewMarket Corp. (Chemicals)	144	51,408
Nordson Corp. (Machinery)	1,728	108,760
NVR, Inc.* (Household Durables)	144	219,633
Oceaneering International, Inc. (Energy Equipment & Services)	1,728	67,876
Old Dominion Freight Line, Inc.* (Road & Rail)	2,016	122,975
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,752	167,033
Packaging Corp. of America (Containers & Packaging)	2,880	173,261
PacWest Bancorp (Banks)	1,296	55,482
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	432	83,553

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,584	$98,081
Plantronics, Inc. (Communications Equipment)	720	36,612
PNM Resources, Inc. (Electric Utilities)	1,008	28,274
Polaris Industries, Inc. (Leisure Products)	1,728	207,135
PolyOne Corp. (Chemicals)	1,440	42,250
Post Holdings, Inc.* (Food Products)	864	51,062
Potlatch Corp. (Real Estate Investment Trusts)	720	20,729
Primerica, Inc. (Insurance)	1,440	64,901
PTC, Inc.* (Software)	3,312	105,123
Questar Corp. (Gas Utilities)	2,448	47,516
Rackspace Hosting, Inc.* (Internet Software & Services)	3,456	85,294
Raymond James Financial, Inc. (Capital Markets)	1,728	85,761
Regency Centers Corp. (Real Estate Investment Trusts)	2,736	170,042
RenaissanceRe Holdings, Ltd. (Insurance)	1,296	137,791
ResMed, Inc. (Health Care Equipment & Supplies)	2,880	146,765
Rollins, Inc. (Commercial Services & Supplies)	1,872	50,301
Rovi Corp.* (Software)	1,152	12,084
Royal Gold, Inc. (Metals & Mining)	1,152	54,121
RPM International, Inc. (Chemicals)	2,592	108,579
SEI Investments Co. (Capital Markets)	4,032	194,463
Senior Housing Properties Trust (Real Estate Investment Trusts)	3,312	53,654
Sensient Technologies Corp. (Chemicals)	720	44,136
Service Corp. International (Diversified Consumer Services)	5,760	156,096
Signature Bank* (Banks)	1,440	198,086
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	864	35,891
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,584	147,851
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,296	173,768
SLM Corp.* (Consumer Finance)	5,760	42,624
SolarWinds, Inc.* (Software)	1,872	73,457
Solera Holdings, Inc. (Software)	1,152	62,208
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,008	95,054
STERIS Corp. (Health Care Equipment & Supplies)	1,728	112,268
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	5,472	39,289
SUPERVALU, Inc.* (Food & Staples Retailing)	3,600	25,848
SVB Financial Group* (Banks)	864	99,827
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	83,120
Synopsys, Inc.* (Software)	2,880	132,998
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	864	8,726
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,016	66,468
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,296	89,528
Teledyne Technologies, Inc.* (Aerospace & Defense)	576	52,013
Teleflex, Inc. (Health Care Equipment & Supplies)	720	89,431
Tempur Sealy International, Inc.* (Household Durables)	1,728	123,431
The Boston Beer Co., Inc.* - Class A (Beverages)	288	60,656
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	720	38,851
The Chemours Co. (Chemicals)	1,728	11,180
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,440	214,358
The Hain Celestial Group, Inc.* (Food Products)	3,024	156,039
The Scotts Miracle-Gro Co. - Class A (Chemicals)	576	35,032
The Toro Co. (Machinery)	1,584	111,735
The Ultimate Software Group, Inc.* (Software)	864	154,665
The Valspar Corp. (Chemicals)	2,160	155,260
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,600	31,140
The WhiteWave Foods Co.* (Food Products)	5,040	202,356
Thor Industries, Inc. (Automobiles)	576	29,837
Toll Brothers, Inc.* (Household Durables)	4,752	162,708
TreeHouse Foods, Inc.* (Food Products)	576	44,807
TRI Pointe Group, Inc.* (Household Durables)	1,440	18,850
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,464	73,299
Trinity Industries, Inc. (Machinery)	4,464	101,199
Tyler Technologies, Inc.* (Software)	1,008	150,504
UDR, Inc. (Real Estate Investment Trusts)	7,632	263,151
UGI Corp. (Gas Utilities)	5,040	175,493
United Therapeutics Corp.* (Biotechnology)	1,296	170,087
Urban Edge Properties (Real Estate Investment Trusts)	1,872	40,416
VCA, Inc.* (Health Care Providers & Services)	2,304	121,306
Vectren Corp. (Multi-Utilities)	1,296	54,445
VeriFone Systems, Inc.* (IT Services)	3,312	91,842
Vista Outdoor, Inc.* (Leisure Products)	720	31,990
W.R. Berkley Corp. (Insurance)	1,296	70,464
Wabtec Corp. (Machinery)	2,736	240,905
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,152	40,055
Waste Connections, Inc. (Commercial Services & Supplies)	2,160	104,933
Weingarten Realty Investors (Real Estate Investment Trusts)	3,312	109,660
Werner Enterprises, Inc. (Road & Rail)	576	14,458
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,296	70,140
WEX, Inc.* (IT Services)	1,152	100,040
Williams-Sonoma, Inc. (Specialty Retail)	2,448	186,905
WisdomTree Investments, Inc. (Capital Markets)	3,312	53,423
Woodward, Inc. (Machinery)	1,008	41,026
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,440	110,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TOTAL COMMON STOCKS (Cost $16,592,320)		22,497,378

TOTAL INVESTMENT SECURITIES (Cost $16,592,320) - 99.9%		22,497,378
Net other assets (liabilities) - 0.1%		17,108

NET ASSETS - 100.0%		$22,514,486

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$243,642	1.1%
Airlines	531,246	2.4%
Auto Components	131,688	0.6%
Automobiles	29,837	0.1%
Banks	580,679	2.6%
Beverages	60,656	0.3%
Biotechnology	170,087	0.8%
Building Products	319,020	1.4%
Capital Markets	509,214	2.3%
Chemicals	746,697	3.3%
Commercial Services & Supplies	355,775	1.6%
Communications Equipment	280,267	1.2%
Construction Materials	98,525	0.4%
Consumer Finance	42,624	0.2%
Containers & Packaging	173,261	0.8%
Distributors	249,114	1.1%
Diversified Consumer Services	175,687	0.8%
Diversified Financial Services	275,521	1.2%
Electric Utilities	74,866	0.3%
Electrical Equipment	288,716	1.3%
Electronic Equipment, Instruments & Components	553,607	2.5%
Energy Equipment & Services	101,411	0.5%
Food & Staples Retailing	25,848	0.1%
Food Products	482,338	2.1%
Gas Utilities	280,586	1.3%
Health Care Equipment & Supplies	1,427,582	6.3%
Health Care Providers & Services	638,976	2.8%
Hotels, Restaurants & Leisure	802,248	3.5%
Household Durables	709,161	3.1%
Household Products	341,992	1.5%
Independent Power and Renewable Electricity Producers	8,726	NM
Industrial Conglomerates	75,496	0.3%
Insurance	646,739	2.9%
Internet & Catalog Retail	57,698	0.3%
Internet Software & Services	85,294	0.4%
IT Services	1,070,212	4.8%
Leisure Products	370,152	1.6%
Life Sciences Tools & Services	492,990	2.2%
Machinery	1,010,017	4.5%
Marine	62,446	0.3%
Media	374,711	1.6%
Metals & Mining	99,262	0.4%
Multiline Retail	34,502	0.2%
Multi-Utilities	54,445	0.2%
Oil, Gas & Consumable Fuels	14,976	0.1%
Personal Products	82,253	0.4%
Pharmaceuticals	135,660	0.6%
Professional Services	68,887	0.3%
Real Estate Investment Trusts	3,401,924	15.1%
Real Estate Management & Development	230,818	1.0%
Road & Rail	279,243	1.2%
Semiconductors & Semiconductor Equipment	257,720	1.1%
Software	1,824,233	8.1%
Specialty Retail	477,088	2.1%
Technology Hardware, Storage & Peripherals	19,958	0.1%
Textiles, Apparel & Luxury Goods	411,640	1.9%
Trading Companies & Distributors	69,372	0.3%
Water Utilities	80,045	0.4%
Other**	17,108	0.1%
Total	$22,514,486	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
8x8, Inc.* (Diversified Telecommunication Services)	2,958	$24,463
A. Schulman, Inc. (Chemicals)	1,740	56,498
AAR Corp. (Aerospace & Defense)	2,001	37,959
ABM Industries, Inc. (Commercial Services & Supplies)	3,393	92,662
Acadia Realty Trust (Real Estate Investment Trusts)	1,566	47,090
Aceto Corp. (Health Care Providers & Services)	957	26,270
Acorda Therapeutics, Inc.* (Biotechnology)	957	25,370
Actuant Corp. - Class A (Machinery)	3,567	65,596
ADTRAN, Inc. (Communications Equipment)	3,045	44,457
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,523	66,355
Aegion Corp.* (Construction & Engineering)	2,175	35,844
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,088	33,784
Aerovironment, Inc.* (Aerospace & Defense)	1,218	24,409
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	522	5,805
Agree Realty Corp. (Real Estate Investment Trusts)	522	15,582
Air Methods Corp.* (Health Care Providers & Services)	957	32,624
AK Steel Holding Corp.* (Metals & Mining)	10,788	25,999
Albany International Corp. - Class A (Machinery)	957	27,380
ALLETE, Inc. (Electric Utilities)	2,784	140,564
Almost Family, Inc.* (Health Care Providers & Services)	522	20,906
Amedisys, Inc.* (Health Care Providers & Services)	870	33,034
American Equity Investment Life Holding Co. (Insurance)	2,610	60,839
American Public Education, Inc.* (Diversified Consumer Services)	609	14,281
American Science & Engineering, Inc. (Aerospace & Defense)	435	15,469
American States Water Co. (Water Utilities)	870	36,018
American Vanguard Corp. (Chemicals)	1,566	18,103
American Woodmark Corp.* (Building Products)	261	16,931
AMERISAFE, Inc. (Insurance)	522	25,959
AmSurg Corp.* (Health Care Providers & Services)	1,131	87,889
Analogic Corp. (Health Care Equipment & Supplies)	783	64,237
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,566	20,656
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	174	6,875
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,740	100,537
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,436	92,934
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,218	2,278
Arctic Cat, Inc. (Leisure Products)	783	17,367
Astec Industries, Inc. (Machinery)	1,131	37,900
Astoria Financial Corp. (Thrifts & Mortgage Finance)	5,481	88,244
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	609	45,022
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,479	51,114
Avista Corp. (Multi-Utilities)	3,741	124,388
B&G Foods, Inc. - Class A (Food Products)	1,653	60,252
Badger Meter, Inc. (Machinery)	261	15,154
Banner Corp. (Banks)	609	29,092
Barnes & Noble Education, Inc.* (Specialty Retail)	1,827	23,221
Barnes & Noble, Inc. (Specialty Retail)	3,741	45,304
Barnes Group, Inc. (Machinery)	3,132	112,908
Basic Energy Services, Inc.* (Energy Equipment & Services)	2,349	7,752
BBCN Bancorp, Inc. (Banks)	4,785	71,871
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,132	68,152
Big 5 Sporting Goods Corp. (Specialty Retail)	1,131	11,740
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	87	31,819
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,045	10,049
Black Box Corp. (Communications Equipment)	957	14,106
Blucora, Inc.* (Internet Software & Services)	2,523	34,742
Blue Nile, Inc.* (Internet & Catalog Retail)	348	11,672
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	783	33,943
Boise Cascade Co.* (Paper & Forest Products)	1,218	30,718
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,044	4,249
Bottomline Technologies, Inc.* (Software)	1,218	30,462
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	4,872	79,413
Brady Corp. - Class A (Electrical Equipment)	2,871	56,444
Briggs & Stratton Corp. (Machinery)	2,697	52,079
Bristow Group, Inc. (Energy Equipment & Services)	2,088	54,622
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	2,175	22,055
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	4,089	47,882

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	783	$30,333
CACI International, Inc.* - Class A (IT Services)	1,479	109,402
Calamos Asset Management, Inc. - Class A (Capital Markets)	1,044	9,897
CalAmp Corp.* (Communications Equipment)	783	12,598
Caleres, Inc. (Specialty Retail)	1,479	45,154
Calgon Carbon Corp. (Chemicals)	1,740	27,109
Callaway Golf Co. (Leisure Products)	4,785	39,955
Capella Education Co. (Diversified Consumer Services)	261	12,925
Capstead Mortgage Corp. (Real Estate Investment Trusts)	5,829	57,649
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,218	23,130
Cardinal Financial Corp. (Banks)	957	22,021
Career Education Corp.* (Diversified Consumer Services)	4,089	15,375
Cash America International, Inc. (Consumer Finance)	1,653	46,235
CDI Corp. (Professional Services)	870	7,439
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,392	8,644
Celadon Group, Inc. (Road & Rail)	1,653	26,481
Central Garden & Pet Co.* (Household Products)	609	9,421
Central Garden & Pet Co.* - Class A (Household Products)	2,001	32,236
Central Pacific Financial Corp. (Banks)	1,914	40,137
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	609	11,309
Chart Industries, Inc.* (Machinery)	1,827	35,097
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	2,523	18,292
Ciber, Inc.* (IT Services)	4,350	13,833
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	5,307	16,558
CIRCOR International, Inc. (Machinery)	957	38,395
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,566	49,345
City Holding Co. (Banks)	957	47,180
Clearwater Paper Corp.* (Paper & Forest Products)	609	28,769
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,741	9,839
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,479	80,901
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,479	14,583
Columbia Banking System, Inc. (Banks)	2,001	62,451
Comfort Systems USA, Inc. (Construction & Engineering)	2,262	61,662
Community Bank System, Inc. (Banks)	2,523	93,780
Computer Programs & Systems, Inc. (Health Care Technology)	261	10,996
Comtech Telecommunications Corp. (Communications Equipment)	522	10,758
CONMED Corp. (Health Care Equipment & Supplies)	870	41,534
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,044	7,934
Core-Mark Holding Co., Inc. (Distributors)	696	45,553
CorVel Corp.* (Health Care Providers & Services)	348	11,240
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	4,524	58,472
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	957	13,025
CryoLife, Inc. (Health Care Equipment & Supplies)	783	7,619
CSG Systems International, Inc. (IT Services)	2,001	61,631
CTS Corp. (Electronic Equipment, Instruments & Components)	2,001	37,039
Cubic Corp. (Aerospace & Defense)	1,305	54,732
CVB Financial Corp. (Banks)	3,219	53,757
Cyberonics, Inc.* (Health Care Equipment & Supplies)	609	37,015
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,349	20,366
Darling Ingredients, Inc.* (Food Products)	10,005	112,456
Diamond Foods, Inc.* (Food Products)	870	26,848
Digi International, Inc.* (Communications Equipment)	1,479	17,437
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,827	30,876
DineEquity, Inc. (Hotels, Restaurants & Leisure)	522	47,847
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	870	18,592
Dorman Products, Inc.* (Auto Components)	609	30,992
Drew Industries, Inc. (Auto Components)	609	33,257
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	609	5,548
DXP Enterprises, Inc.* (Trading Companies & Distributors)	783	21,360
Dycom Industries, Inc.* (Construction & Engineering)	957	69,249
EastGroup Properties, Inc. (Real Estate Investment Trusts)	696	37,709
Ebix, Inc. (Software)	870	21,715
Echo Global Logistics, Inc.* (Air Freight & Logistics)	522	10,231
eHealth, Inc.* (Insurance)	522	6,687
El Paso Electric Co. (Electric Utilities)	2,436	89,694
Electro Scientific Industries, Inc. (Electronic Equipment, Instruments & Components)	1,131	5,248
EMCOR Group, Inc. (Construction & Engineering)	3,828	169,389
Emergent BioSolutions, Inc.* (Biotechnology)	609	17,350
Employers Holdings, Inc. (Insurance)	1,914	42,663
Enanta Pharmaceuticals, Inc.* (Biotechnology)	261	9,433
Encore Capital Group, Inc.* (Consumer Finance)	609	22,533
Encore Wire Corp. (Electrical Equipment)	1,218	39,792
EnerSys (Electrical Equipment)	2,784	149,167
Engility Holdings, Inc.* (Aerospace & Defense)	1,044	26,914
EnPro Industries, Inc. (Machinery)	696	27,262
Epiq Systems, Inc. (Software)	783	10,116

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ePlus, Inc.* (Software)	174	$13,758
EPR Properties (Real Estate Investment Trusts)	1,653	85,245
Era Group, Inc.* (Energy Equipment & Services)	609	9,117
ESCO Technologies, Inc. (Machinery)	870	31,233
Essendant, Inc. (Commercial Services & Supplies)	2,262	73,357
Ethan Allen Interiors, Inc. (Household Durables)	1,566	41,358
Evercore Partners, Inc. - Class A (Capital Markets)	957	48,080
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,653	9,835
ExlService Holdings, Inc.* (IT Services)	783	28,916
Exponent, Inc. (Professional Services)	609	27,137
Express, Inc.* (Specialty Retail)	4,437	79,289
Exterran Holdings, Inc. (Energy Equipment & Services)	4,176	75,167
EZCORP, Inc.* - Class A (Consumer Finance)	3,132	19,324
F.N.B. Corp. (Banks)	10,614	137,451
Fabrinet* (Electronic Equipment, Instruments & Components)	1,827	33,489
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	435	15,225
Federal Signal Corp. (Machinery)	1,827	25,048
Financial Engines, Inc. (Capital Markets)	1,218	35,894
First BanCorp.* (Banks)	7,047	25,087
First Cash Financial Services, Inc.* (Consumer Finance)	609	24,397
First Commonwealth Financial Corp. (Banks)	3,132	28,470
First Financial Bancorp (Banks)	3,741	71,378
First Financial Bankshares, Inc. (Banks)	1,740	55,297
First NBC Bank Holding Co.* (Banks)	348	12,194
Forestar Group, Inc.* (Real Estate Management & Development)	2,001	26,313
Forrester Research, Inc. (IT Services)	261	8,206
Franklin Electric Co., Inc. (Electrical Equipment)	1,305	35,535
Franklin Street Properties Corp. (Real Estate Investment Trusts)	2,784	29,928
Fred’s, Inc. - Class A (Multiline Retail)	2,088	24,743
FTD Cos., Inc.* (Internet & Catalog Retail)	435	12,963
FutureFuel Corp. (Chemicals)	1,392	13,753
G & K Services, Inc. - Class A (Commercial Services & Supplies)	609	40,572
Gannett Co., Inc. (Media)	4,437	65,357
General Cable Corp. (Electrical Equipment)	2,958	35,200
Genesco, Inc.* (Specialty Retail)	1,479	84,407
Geospace Technologies Corp.* (Energy Equipment & Services)	783	10,813
Getty Realty Corp. (Real Estate Investment Trusts)	1,566	24,743
Gibraltar Industries, Inc.* (Building Products)	1,827	33,525
Globe Specialty Metals, Inc. (Metals & Mining)	2,088	25,327
Government Properties Income Trust (Real Estate Investment Trusts)	4,350	69,600
Greatbatch, Inc.* (Health Care Equipment & Supplies)	609	34,360
Green Dot Corp.* - Class A (Consumer Finance)	1,740	30,624
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,175	42,326
Greenhill & Co., Inc. (Capital Markets)	783	22,292
Griffon Corp. (Building Products)	2,349	37,044
Group 1 Automotive, Inc. (Specialty Retail)	696	59,264
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	783	8,245
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	1,566	9,568
H.B. Fuller Co. (Chemicals)	1,740	59,056
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,566	50,613
Hanger, Inc.* (Health Care Providers & Services)	2,175	29,667
Hanmi Financial Corp. (Banks)	1,914	48,233
Harmonic, Inc.* (Communications Equipment)	5,307	30,781
Harsco Corp. (Machinery)	4,872	44,189
Harte-Hanks, Inc. (Media)	2,871	10,135
Haverty Furniture Cos., Inc. (Specialty Retail)	1,218	28,599
Hawaiian Holdings, Inc.* (Airlines)	1,566	38,649
Hawkins, Inc. (Chemicals)	609	23,447
Haynes International, Inc. (Metals & Mining)	783	29,629
HealthEquity, Inc.* (Health Care Providers & Services)	870	25,709
Healthways, Inc.* (Health Care Providers & Services)	1,914	21,284
Heartland Payment Systems, Inc. (IT Services)	696	43,855
Heidrick & Struggles International, Inc. (Professional Services)	1,044	20,306
Hibbett Sports, Inc.* (Specialty Retail)	783	27,413
HMS Holdings Corp.* (Health Care Providers & Services)	2,610	22,890
Horace Mann Educators Corp. (Insurance)	2,523	83,814
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	1,914	25,896
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,175	79,192
ICU Medical, Inc.* (Health Care Equipment & Supplies)	348	38,106
II-VI, Inc.* (Electrical Equipment)	3,219	51,762
Independent Bank Corp. (Banks)	957	44,118
Infinity Property & Casualty Corp. (Insurance)	696	56,056
Innophos Holdings, Inc. (Chemicals)	696	27,589
Innospec, Inc. (Chemicals)	1,479	68,787
Inogen, Inc.* (Health Care Equipment & Supplies)	348	16,895
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,262	58,473
Insperity, Inc. (Professional Services)	1,131	49,685
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	870	51,809
Inter Parfums, Inc. (Personal Products)	1,044	25,902
Interactive Brokers Group, Inc. - Class A (Capital Markets)	3,480	137,356

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Interactive Intelligence Group, Inc.* (Software)	435	$12,924
Interface, Inc. (Commercial Services & Supplies)	4,002	89,804
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	1,131	20,765
Intrepid Potash, Inc.* (Chemicals)	3,393	18,797
Invacare Corp. (Health Care Equipment & Supplies)	1,827	26,437
Investment Technology Group, Inc. (Capital Markets)	2,088	27,854
ION Geophysical Corp.* (Energy Equipment & Services)	7,830	3,054
IPC Healthcare, Inc.* (Health Care Providers & Services)	1,044	81,108
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,219	19,797
iRobot Corp.* (Household Durables)	870	25,352
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,349	74,957
Ixia* (Communications Equipment)	2,349	34,037
John Bean Technologies Corp. (Machinery)	1,044	39,933
Kaiser Aluminum Corp. (Metals & Mining)	1,044	83,781
Kaman Corp. - Class A (Trading Companies & Distributors)	1,653	59,260
Kelly Services, Inc. - Class A (Professional Services)	1,827	25,834
Kindred Healthcare, Inc. (Health Care Providers & Services)	5,046	79,475
Kirkland’s, Inc. (Specialty Retail)	957	20,614
Kite Realty Group Trust (Real Estate Investment Trusts)	5,046	120,145
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,262	7,103
Koppers Holdings, Inc. (Chemicals)	1,218	24,567
Korn/Ferry International (Professional Services)	1,653	54,664
Kraton Performance Polymers, Inc.* (Chemicals)	1,914	34,261
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,437	40,732
Landauer, Inc. (Health Care Providers & Services)	261	9,654
La-Z-Boy, Inc. (Household Durables)	3,045	80,875
LegacyTexas Financial Group, Inc. (Banks)	1,479	45,080
Lexington Realty Trust (Real Estate Investment Trusts)	4,872	39,463
LHC Group, Inc.* (Health Care Providers & Services)	783	35,055
Lindsay Corp. (Machinery)	261	17,693
Liquidity Services, Inc.* (Internet Software & Services)	1,479	10,930
Lithia Motors, Inc. - Class A (Specialty Retail)	696	75,245
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	522	47,580
LivePerson, Inc.* (Internet Software & Services)	1,044	7,893
LSB Industries, Inc.* (Chemicals)	1,218	18,660
LTC Properties, Inc. (Real Estate Investment Trusts)	870	37,123
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	783	10,289
Lumentum Holdings, Inc.* (Communications Equipment)	1,740	29,493
Luminex Corp.* (Life Sciences Tools & Services)	957	16,183
Lumos Networks Corp. (Diversified Telecommunication Services)	1,392	16,927
M/I Homes, Inc.* (Household Durables)	1,479	34,875
Magellan Health, Inc.* (Health Care Providers & Services)	1,653	91,625
ManTech International Corp. - Class A (IT Services)	1,479	38,010
MarineMax, Inc.* (Specialty Retail)	696	9,834
MarketAxess Holdings, Inc. (Diversified Financial Services)	783	72,725
Marten Transport, Ltd. (Road & Rail)	957	15,475
Masimo Corp.* (Health Care Equipment & Supplies)	1,131	43,611
Materion Corp. (Metals & Mining)	1,218	36,564
Matrix Service Co.* (Energy Equipment & Services)	1,653	37,143
Matthews International Corp. - Class A (Diversified Consumer Services)	1,044	51,124
MedAssets, Inc.* (Health Care Technology)	1,566	31,414
Medidata Solutions, Inc.* (Health Care Technology)	1,305	54,954
Medifast, Inc.* (Personal Products)	261	7,010
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,001	31,836
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,392	23,803
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,697	64,485
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,349	77,094
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,827	61,259
Mobile Mini, Inc. (Commercial Services & Supplies)	1,305	40,181
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,001	32,837
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	348	6,254
Monotype Imaging Holdings, Inc. (Software)	957	20,882
Monro Muffler Brake, Inc. (Specialty Retail)	783	52,892
Monster Worldwide, Inc.* (Professional Services)	5,568	35,747
Moog, Inc.* - Class A (Aerospace & Defense)	1,131	61,152
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,044	26,967
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	435	26,148
Mueller Industries, Inc. (Machinery)	2,001	59,190
Myers Industries, Inc. (Containers & Packaging)	1,392	18,653
MYR Group, Inc.* (Construction & Engineering)	957	25,073
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	957	11,618
National Penn Bancshares, Inc. (Banks)	8,526	100,181

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Presto Industries, Inc. (Household Durables)	261	$21,992
Navigant Consulting, Inc.* (Professional Services)	2,871	45,678
NBT Bancorp, Inc. (Banks)	2,610	70,313
Neogen Corp.* (Health Care Equipment & Supplies)	870	39,141
NETGEAR, Inc.* (Communications Equipment)	1,914	55,832
New Jersey Resources Corp. (Gas Utilities)	2,697	80,991
Newpark Resources, Inc.* (Energy Equipment & Services)	5,133	26,281
Newport Corp.* (Electronic Equipment, Instruments & Components)	2,436	33,495
NIC, Inc. (Internet Software & Services)	1,392	24,652
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,132	13,843
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,305	19,849
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,177	80,301
Northwest Natural Gas Co. (Gas Utilities)	1,653	75,774
NorthWestern Corp. (Multi-Utilities)	1,479	79,615
Nutrisystem, Inc. (Internet & Catalog Retail)	957	25,379
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,218	58,732
OFG Bancorp (Banks)	2,697	23,545
Old National Bancorp (Banks)	6,960	96,953
Olympic Steel, Inc. (Metals & Mining)	522	5,194
OM Group, Inc. (Chemicals)	1,827	60,090
Orion Marine Group, Inc.* (Construction & Engineering)	870	5,203
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,044	16,307
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	609	46,869
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	435	32,138
P.H. Glatfelter Co. (Paper & Forest Products)	2,610	44,944
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	696	12,243
Parkway Properties, Inc. (Real Estate Investment Trusts)	2,175	33,843
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,436	129,131
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	4,350	2,306
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,566	31,054
Perficient, Inc.* (Internet Software & Services)	1,044	16,109
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	522	9,527
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	696	15,284
PetMed Express, Inc. (Internet & Catalog Retail)	1,218	19,610
PharMerica Corp.* (Health Care Providers & Services)	1,827	52,015
Piedmont Natural Gas Co., Inc. (Gas Utilities)	2,610	104,583
Pioneer Energy Services Corp.* (Energy Equipment & Services)	3,915	8,222
Piper Jaffray Cos.* (Capital Markets)	435	15,734
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,001	77,199
Powell Industries, Inc. (Electrical Equipment)	522	15,712
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	870	36,688
ProAssurance Corp. (Insurance)	3,219	157,955
Progress Software Corp.* (Software)	1,392	35,956
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,567	69,557
PS Business Parks, Inc. (Real Estate Investment Trusts)	435	34,530
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	5,307	54,397
Quaker Chemical Corp. (Chemicals)	435	33,530
Quality Systems, Inc. (Health Care Technology)	1,653	20,629
Quanex Building Products Corp. (Building Products)	2,088	37,939
QuinStreet, Inc.* (Internet Software & Services)	1,566	8,691
Rayonier Advanced Materials, Inc. (Chemicals)	2,610	15,973
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	870	65,893
Regis Corp.* (Diversified Consumer Services)	2,610	34,191
Republic Airways Holdings, Inc.* (Airlines)	2,349	13,577
Resources Connection, Inc. (Professional Services)	2,262	34,088
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	87	4,404
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	2,871	5,943
RLI Corp. (Insurance)	1,305	69,857
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,827	33,617
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,740	45,118
Rogers Corp.* (Electronic Equipment, Instruments & Components)	609	32,387
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	3,741	23,232
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,914	23,829
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,218	19,780
S&T Bancorp, Inc. (Banks)	1,740	56,759
Safety Insurance Group, Inc. (Insurance)	870	47,111
Sanderson Farms, Inc. (Food Products)	522	35,794
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,872	104,114
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,653	58,615
Scholastic Corp. (Media)	1,566	61,011
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,827	62,813

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SEACOR Holdings, Inc.* (Energy Equipment & Services)	957	$57,237
Select Medical Holdings Corp. (Health Care Providers & Services)	2,784	30,039
Selective Insurance Group, Inc. (Insurance)	3,480	108,089
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,001	30,215
Seneca Foods Corp.* - Class A (Food Products)	348	9,170
Simmons First National Corp. - Class A (Banks)	696	33,359
Simpson Manufacturing Co., Inc. (Building Products)	1,392	46,618
Sizmek, Inc.* (Media)	1,218	7,296
SkyWest, Inc. (Airlines)	3,045	50,791
Sonic Automotive, Inc. - Class A (Specialty Retail)	2,001	40,860
South Jersey Industries, Inc. (Gas Utilities)	4,176	105,444
Southside Bancshares, Inc. (Banks)	696	19,175
Southwest Gas Corp. (Gas Utilities)	2,871	167,436
SpartanNash Co. (Food & Staples Retailing)	2,262	58,473
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,088	12,486
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,305	21,480
SPX Corp. (Machinery)	2,436	29,037
SPX FLOW, Inc.* (Machinery)	1,740	59,908
Stage Stores, Inc. (Specialty Retail)	1,914	18,834
Standard Motor Products, Inc. (Auto Components)	1,218	42,484
Standex International Corp. (Industrial Conglomerates)	261	19,667
Stein Mart, Inc. (Specialty Retail)	1,740	16,843
Stepan Co. (Chemicals)	1,131	47,061
Sterling Bancorp (Banks)	7,221	107,376
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,305	47,789
Stewart Information Services Corp. (Insurance)	1,392	56,947
Stillwater Mining Co.* (Metals & Mining)	4,089	42,239
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	3,480	17,261
Sturm, Ruger & Co., Inc. (Leisure Products)	522	30,636
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	2,523	29,443
SunCoke Energy, Inc. (Metals & Mining)	4,002	31,136
Superior Industries International, Inc. (Auto Components)	1,392	26,003
SurModics, Inc.* (Health Care Equipment & Supplies)	348	7,600
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	2,436	62,118
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,740	148,003
Talmer Bancorp, Inc. - Class A (Banks)	1,653	27,522
Tangoe, Inc.* (Software)	1,305	9,396
TeleTech Holdings, Inc. (IT Services)	957	25,638
Tennant Co. (Machinery)	522	29,326
Tesco Corp. (Energy Equipment & Services)	2,349	16,772
Tetra Tech, Inc. (Commercial Services & Supplies)	3,654	88,828
TETRA Technologies, Inc.* (Energy Equipment & Services)	4,872	28,794
Texas Capital Bancshares, Inc.* (Banks)	870	45,605
The Andersons, Inc. (Food & Staples Retailing)	1,566	53,338
The Brink’s Co. (Commercial Services & Supplies)	2,958	79,896
The Buckle, Inc. (Specialty Retail)	870	32,164
The Cato Corp. - Class A (Specialty Retail)	783	26,645
The Children’s Place, Inc. (Specialty Retail)	1,218	70,242
The Finish Line, Inc. - Class A (Specialty Retail)	1,392	26,866
The GEO Group, Inc. (Real Estate Investment Trusts)	2,001	59,510
The Laclede Group, Inc. (Gas Utilities)	2,610	142,323
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,131	21,874
The Medicines Co.* (Pharmaceuticals)	2,349	89,168
The Men’s Wearhouse, Inc. (Specialty Retail)	2,958	125,773
The Navigators Group, Inc.* (Insurance)	696	54,274
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	3,306	40,300
The Providence Service Corp.* (Health Care Providers & Services)	348	15,166
Tidewater, Inc. (Energy Equipment & Services)	2,871	37,725
TimkenSteel Corp. (Metals & Mining)	2,349	23,772
Titan International, Inc. (Machinery)	2,610	17,252
Tompkins Financial Corp. (Banks)	783	41,781
TopBuild Corp.* (Household Durables)	1,218	37,721
Tredegar Corp. (Industrial Conglomerates)	1,479	19,345
TrueBlue, Inc.* (Professional Services)	2,523	56,691
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	5,742	33,533
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,915	24,390
UIL Holdings Corp. (Electric Utilities)	3,393	170,566
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,131	18,119
UMB Financial Corp. (Banks)	2,523	128,194
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	870	25,935
UniFirst Corp. (Textiles, Apparel & Luxury Goods)	522	55,755
Unit Corp.* (Energy Equipment & Services)	3,045	34,287
United Bankshares, Inc. (Banks)	2,349	89,239
United Community Banks, Inc. (Banks)	3,480	71,131
United Fire Group, Inc. (Insurance)	1,305	45,740
United Insurance Holdings Corp. (Insurance)	348	4,576
Universal Corp. (Tobacco)	1,392	69,001
Universal Forest Products, Inc. (Building Products)	1,218	70,255
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,305	4,581
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	609	11,413
UTi Worldwide, Inc.* (Air Freight & Logistics)	5,568	25,557

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	261	$8,459
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,392	28,550
Veritiv Corp.* (Trading Companies & Distributors)	522	19,439
Viad Corp. (Commercial Services & Supplies)	1,218	35,310
Viavi Solutions, Inc.* (Communications Equipment)	14,268	76,620
Vicor Corp.* (Electrical Equipment)	522	5,324
Virtus Investment Partners, Inc. (Capital Markets)	174	17,487
Vitamin Shoppe, Inc.* (Specialty Retail)	957	31,236
VOXX International Corp.* (Distributors)	1,218	9,038
WageWorks, Inc.* (Professional Services)	1,044	47,064
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	696	18,152
Watts Water Technologies, Inc. - Class A (Machinery)	957	50,549
Wausau Paper Corp. (Paper & Forest Products)	1,653	10,579
WD-40 Co. (Household Products)	261	23,247
Westamerica Bancorp (Banks)	957	42,529
Wilshire Bancorp, Inc. (Banks)	4,263	44,804
Wintrust Financial Corp. (Banks)	2,958	158,046
World Acceptance Corp.* (Consumer Finance)	261	7,005
XO Group, Inc.* (Internet Software & Services)	609	8,605

TOTAL COMMON STOCKS (Cost $15,418,738)		18,954,163

TOTAL INVESTMENT SECURITIES (Cost $15,418,738) - 99.6%		18,954,163
Net other assets (liabilities) - 0.4%		73,396

NET ASSETS - 100.0%		$19,027,559

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$254,419	1.3%
Air Freight & Logistics	166,094	0.9%
Airlines	103,017	0.5%
Auto Components	132,736	0.7%
Banks	2,044,109	10.7%
Biotechnology	97,476	0.5%
Building Products	242,312	1.3%
Capital Markets	314,594	1.7%
Chemicals	547,281	2.9%
Commercial Services & Supplies	602,728	3.2%
Communications Equipment	326,119	1.8%
Construction & Engineering	366,420	1.9%
Consumer Finance	150,118	0.8%
Containers & Packaging	18,653	0.1%
Distributors	54,591	0.2%
Diversified Consumer Services	132,477	0.7%
Diversified Financial Services	72,725	0.4%
Diversified Telecommunication Services	122,767	0.6%
Electric Utilities	400,824	2.1%
Electrical Equipment	388,936	2.0%
Electronic Equipment, Instruments & Components	1,206,481	6.4%
Energy Equipment & Services	473,825	2.5%
Food & Staples Retailing	111,811	0.6%
Food Products	244,520	1.2%
Gas Utilities	676,551	3.5%
Health Care Equipment & Supplies	635,112	3.3%
Health Care Providers & Services	718,675	3.8%
Health Care Technology	117,993	0.6%
Hotels, Restaurants & Leisure	350,820	1.9%
Household Durables	242,173	1.3%
Household Products	64,904	0.3%
Industrial Conglomerates	39,012	0.2%
Insurance	820,567	4.3%
Internet & Catalog Retail	69,624	0.4%
Internet Software & Services	111,622	0.6%
IT Services	329,491	1.7%
Leisure Products	87,958	0.5%
Life Sciences Tools & Services	16,183	0.1%
Machinery	815,129	4.3%
Media	143,799	0.7%
Metals & Mining	303,641	1.6%
Multiline Retail	24,743	0.1%
Multi-Utilities	204,003	1.1%
Oil, Gas & Consumable Fuels	249,563	1.3%
Paper & Forest Products	177,823	0.9%
Personal Products	32,912	0.2%
Pharmaceuticals	96,043	0.5%
Professional Services	404,333	2.3%
Real Estate Investment Trusts	772,714	4.1%
Real Estate Management & Development	26,313	0.1%
Road & Rail	75,573	0.4%
Semiconductors & Semiconductor Equipment	598,516	3.1%
Software	155,209	0.8%
Specialty Retail	1,003,028	5.3%
Technology Hardware, Storage & Peripherals	54,397	0.3%
Textiles, Apparel & Luxury Goods	262,340	1.3%
Thrifts & Mortgage Finance	378,874	2.0%
Tobacco	69,001	0.4%
Trading Companies & Distributors	192,993	1.0%
Water Utilities	36,018	0.2%
Wireless Telecommunication Services	21,480	0.1%
Other**	73,396	0.4%
Total	$19,027,559	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
8x8, Inc.* (Diversified Telecommunication Services)	3,024	$25,008
AAON, Inc. (Building Products)	3,024	58,605
Abaxis, Inc. (Health Care Equipment & Supplies)	1,512	66,513
ABIOMED, Inc.* (Health Care Equipment & Supplies)	2,772	257,132
Acadia Realty Trust (Real Estate Investment Trusts)	3,276	98,509
Aceto Corp. (Health Care Providers & Services)	1,008	27,670
Acorda Therapeutics, Inc.* (Biotechnology)	2,016	53,444
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,268	36,696
Affymetrix, Inc.* (Life Sciences Tools & Services)	5,796	49,498
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	504	5,604
Agree Realty Corp. (Real Estate Investment Trusts)	756	22,567
Air Methods Corp.* (Health Care Providers & Services)	1,512	51,544
Albany International Corp. - Class A (Machinery)	1,008	28,839
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	2,016	35,119
Allegiant Travel Co. (Airlines)	1,008	217,980
Amedisys, Inc.* (Health Care Providers & Services)	1,008	38,274
American Assets Trust, Inc. (Real Estate Investment Trusts)	2,772	113,264
American Equity Investment Life Holding Co. (Insurance)	2,772	64,615
American Public Education, Inc.* (Diversified Consumer Services)	504	11,819
American States Water Co. (Water Utilities)	1,764	73,030
American Woodmark Corp.* (Building Products)	756	49,042
AMERISAFE, Inc. (Insurance)	756	37,596
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,528	105,875
AmSurg Corp.* (Health Care Providers & Services)	2,268	176,246
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	504	19,913
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	1,008	32,085
Apogee Enterprises, Inc. (Building Products)	2,268	101,266
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,260	2,356
ArcBest Corp. (Road & Rail)	1,764	45,458
AZZ, Inc. (Electrical Equipment)	2,016	98,159
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,008	129,861
B&G Foods, Inc. - Class A (Food Products)	2,268	82,669
Badger Meter, Inc. (Machinery)	756	43,893
Balchem Corp. (Chemicals)	2,268	137,827
Bank Mutual Corp. (Thrifts & Mortgage Finance)	3,276	25,160
Banner Corp. (Banks)	756	36,114
Barnes & Noble Education, Inc.* (Specialty Retail)	504	6,406
Bel Fuse, Inc. - Class B (Communications Equipment)	756	14,697
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,512	65,061
Blackbaud, Inc. (Software)	3,528	197,990
Blue Nile, Inc.* (Internet & Catalog Retail)	504	16,904
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	756	32,773
Boise Cascade Co.* (Paper & Forest Products)	1,512	38,133
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,764	7,179
Boston Private Financial Holdings, Inc. (Banks)	6,300	73,710
Bottomline Technologies, Inc.* (Software)	1,260	31,513
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	2,520	25,553
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	756	29,287
CalAmp Corp.* (Communications Equipment)	1,764	28,383
Calavo Growers, Inc. (Food Products)	1,008	44,997
Caleres, Inc. (Specialty Retail)	1,512	46,161
Calgon Carbon Corp. (Chemicals)	1,764	27,483
Cal-Maine Foods, Inc. (Food Products)	2,268	123,855
Cambrex Corp.* (Life Sciences Tools & Services)	2,268	89,994
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,520	142,884
Capella Education Co. (Diversified Consumer Services)	504	24,958
Cardinal Financial Corp. (Banks)	1,260	28,993
Cardtronics, Inc.* (IT Services)	3,276	107,125
CareTrust REIT, Inc. (Real Estate Investment Trusts)	3,528	40,043
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,528	107,746
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	3,780	23,474
Century Aluminum Co.* (Metals & Mining)	3,780	17,388
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	756	14,039
Chemed Corp. (Health Care Providers & Services)	1,260	168,172
Chesapeake Lodging Trust (Real Estate Investment Trusts)	4,536	118,208
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	9,072	28,305
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,772	87,346

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Clearwater Paper Corp.* (Paper & Forest Products)	756	$35,713
Columbia Banking System, Inc. (Banks)	1,764	55,054
Computer Programs & Systems, Inc. (Health Care Technology)	504	21,234
comScore, Inc.* (Internet Software & Services)	2,520	116,298
Comtech Telecommunications Corp. (Communications Equipment)	504	10,387
CONMED Corp. (Health Care Equipment & Supplies)	756	36,091
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	3,780	72,841
Constant Contact, Inc.* (Internet Software & Services)	2,268	54,976
Core-Mark Holding Co., Inc. (Distributors)	756	49,480
CoreSite Realty Corp. (Real Estate Investment Trusts)	2,016	103,703
CorVel Corp.* (Health Care Providers & Services)	252	8,140
Cousins Properties, Inc. (Real Estate Investment Trusts)	15,120	139,406
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,260	17,149
CryoLife, Inc. (Health Care Equipment & Supplies)	1,008	9,808
Curtiss-Wright Corp. (Aerospace & Defense)	3,528	220,217
CVB Financial Corp. (Banks)	3,276	54,709
Cyberonics, Inc.* (Health Care Equipment & Supplies)	1,260	76,583
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	1,764	52,991
Deltic Timber Corp. (Paper & Forest Products)	756	45,216
Depomed, Inc.* (Pharmaceuticals)	4,536	85,504
DHI Group, Inc.* (Internet Software & Services)	3,276	23,948
Diamond Foods, Inc.* (Food Products)	1,008	31,107
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	14,868	164,291
DineEquity, Inc. (Hotels, Restaurants & Leisure)	756	69,295
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,764	37,697
Dorman Products, Inc.* (Auto Components)	1,512	76,946
Drew Industries, Inc. (Auto Components)	1,008	55,047
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	756	6,887
DTS, Inc.* (Electronic Equipment, Instruments & Components)	1,260	33,642
Dycom Industries, Inc.* (Construction & Engineering)	1,260	91,173
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,512	81,920
Ebix, Inc. (Software)	1,008	25,160
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,260	24,696
Education Realty Trust, Inc. (Real Estate Investment Trusts)	3,528	116,248
eHealth, Inc.* (Insurance)	504	6,456
Electro Scientific Industries, Inc. (Electronic Equipment, Instruments & Components)	504	2,339
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,528	152,692
Emergent BioSolutions, Inc.* (Biotechnology)	1,512	43,077
Enanta Pharmaceuticals, Inc.* (Biotechnology)	504	18,215
Encore Capital Group, Inc.* (Consumer Finance)	1,008	37,296
Enova International, Inc.* (Consumer Finance)	2,016	20,604
EnPro Industries, Inc. (Machinery)	756	29,613
Epiq Systems, Inc. (Software)	1,260	16,279
ePlus, Inc.* (Software)	252	19,926
EPR Properties (Real Estate Investment Trusts)	2,268	116,961
Era Group, Inc.* (Energy Equipment & Services)	756	11,317
ESCO Technologies, Inc. (Machinery)	756	27,140
Evercore Partners, Inc. - Class A (Capital Markets)	1,260	63,302
ExamWorks Group, Inc.* (Health Care Providers & Services)	3,024	88,422
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,512	8,996
ExlService Holdings, Inc.* (IT Services)	1,512	55,838
Exponent, Inc. (Professional Services)	1,260	56,146
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	756	26,460
Federal Signal Corp. (Machinery)	2,268	31,094
Financial Engines, Inc. (Capital Markets)	2,268	66,838
First Cash Financial Services, Inc.* (Consumer Finance)	1,260	50,476
First Commonwealth Financial Corp. (Banks)	2,772	25,197
First Financial Bankshares, Inc. (Banks)	2,772	88,094
First Midwest Bancorp, Inc. (Banks)	5,796	101,662
First NBC Bank Holding Co.* (Banks)	756	26,490
Flotek Industries, Inc.* (Chemicals)	4,032	67,335
Forrester Research, Inc. (IT Services)	504	15,846
Forward Air Corp. (Air Freight & Logistics)	2,268	94,099
Francesca’s Holdings Corp.* (Specialty Retail)	3,024	36,984
Franklin Electric Co., Inc. (Electrical Equipment)	1,260	34,310
Franklin Street Properties Corp. (Real Estate Investment Trusts)	3,276	35,217
FTD Cos., Inc.* (Internet & Catalog Retail)	756	22,529
G & K Services, Inc. - Class A (Commercial Services & Supplies)	756	50,365
Gannett Co., Inc. (Media)	3,276	48,255
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	2,268	39,146
Gentherm, Inc.* (Auto Components)	2,772	124,518
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,024	186,460
Glacier Bancorp, Inc. (Banks)	5,544	146,306
Globe Specialty Metals, Inc. (Metals & Mining)	2,268	27,511
Greatbatch, Inc.* (Health Care Equipment & Supplies)	1,260	71,089

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Dot Corp.* - Class A (Consumer Finance)	1,512	$26,611
Greenhill & Co., Inc. (Capital Markets)	1,008	28,698
Group 1 Automotive, Inc. (Specialty Retail)	756	64,373
H.B. Fuller Co. (Chemicals)	1,512	51,317
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,764	57,012
Hawaiian Holdings, Inc.* (Airlines)	1,764	43,536
HCI Group, Inc. (Insurance)	756	29,310
Headwaters, Inc.* (Construction Materials)	5,544	104,227
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	7,308	181,604
Healthcare Services Group, Inc. (Commercial Services & Supplies)	5,292	178,339
HealthEquity, Inc.* (Health Care Providers & Services)	1,512	44,680
HealthStream, Inc.* (Health Care Technology)	1,764	38,473
Heartland Express, Inc. (Road & Rail)	4,536	90,448
Heartland Payment Systems, Inc. (IT Services)	1,764	111,150
Helen of Troy, Ltd.* (Household Durables)	2,016	180,030
HFF, Inc. - Class A (Capital Markets)	2,520	85,075
Hibbett Sports, Inc.* (Specialty Retail)	756	26,468
Hillenbrand, Inc. (Machinery)	4,536	117,982
HMS Holdings Corp.* (Health Care Providers & Services)	3,528	30,941
Home BancShares, Inc. (Banks)	4,284	173,502
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,528	47,699
ICU Medical, Inc.* (Health Care Equipment & Supplies)	756	82,782
Impax Laboratories, Inc.* (Pharmaceuticals)	5,040	177,458
Independent Bank Corp. (Banks)	756	34,852
Inland Real Estate Corp. (Real Estate Investment Trusts)	6,804	55,112
Innophos Holdings, Inc. (Chemicals)	756	29,968
Inogen, Inc.* (Health Care Equipment & Supplies)	504	24,469
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,008	60,026
Interactive Intelligence Group, Inc.* (Software)	756	22,461
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	1,512	27,760
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,016	12,398
iRobot Corp.* (Household Durables)	1,260	36,716
Ixia* (Communications Equipment)	1,512	21,909
J & J Snack Foods Corp. (Food Products)	1,008	114,569
j2 Global, Inc. (Internet Software & Services)	3,528	249,959
John Bean Technologies Corp. (Machinery)	1,008	38,556
KapStone Paper & Packaging Corp. (Paper & Forest Products)	6,300	104,013
Knight Transportation, Inc. (Road & Rail)	4,536	108,864
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,764	5,539
Korn/Ferry International (Professional Services)	1,764	58,335
Landauer, Inc. (Health Care Providers & Services)	252	9,321
Lannett Co., Inc.* (Pharmaceuticals)	2,016	83,704
LegacyTexas Financial Group, Inc. (Banks)	1,512	46,086
LendingTree, Inc.* (Thrifts & Mortgage Finance)	504	46,887
Lexington Realty Trust (Real Estate Investment Trusts)	9,828	79,607
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,260	107,918
Lindsay Corp. (Machinery)	504	34,166
Lithia Motors, Inc. - Class A (Specialty Retail)	1,008	108,975
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,008	91,879
LivePerson, Inc.* (Internet Software & Services)	2,520	19,051
LogMeIn, Inc.* (Internet Software & Services)	1,764	120,234
LTC Properties, Inc. (Real Estate Investment Trusts)	1,512	64,517
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,008	13,245
Lumentum Holdings, Inc.* (Communications Equipment)	1,260	21,357
Luminex Corp.* (Life Sciences Tools & Services)	1,764	29,829
Lydall, Inc.* (Machinery)	1,260	35,897
MarineMax, Inc.* (Specialty Retail)	1,008	14,243
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,764	163,840
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	2,016	137,370
Marten Transport, Ltd. (Road & Rail)	504	8,150
Masimo Corp.* (Health Care Equipment & Supplies)	2,016	77,737
Matson, Inc. (Marine)	3,276	126,093
Matthews International Corp. - Class A (Diversified Consumer Services)	1,260	61,702
MB Financial, Inc. (Banks)	5,292	172,731
MedAssets, Inc.* (Health Care Technology)	2,520	50,551
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	17,388	192,311
Medidata Solutions, Inc.* (Health Care Technology)	2,520	106,117
Medifast, Inc.* (Personal Products)	504	13,537
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,512	25,855
Meritage Homes Corp.* (Household Durables)	2,772	101,233
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,772	88,427
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,284	140,601
MicroStrategy, Inc.* - Class A (Software)	756	148,531
MiMedx Group, Inc.* (Biotechnology)	7,308	70,522
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,764	59,147
Mobile Mini, Inc. (Commercial Services & Supplies)	1,764	54,314
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,268	37,218

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	252	$4,528
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,772	141,927
Monotype Imaging Holdings, Inc. (Software)	1,764	38,490
Monro Muffler Brake, Inc. (Specialty Retail)	1,512	102,136
Moog, Inc.* - Class A (Aerospace & Defense)	1,008	54,503
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	504	30,295
Mueller Industries, Inc. (Machinery)	1,764	52,179
MYR Group, Inc.* (Construction & Engineering)	504	13,205
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	756	9,178
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,520	99,414
Neenah Paper, Inc. (Paper & Forest Products)	1,260	73,433
Nektar Therapeutics* (Pharmaceuticals)	9,828	107,715
Neogen Corp.* (Health Care Equipment & Supplies)	1,764	79,362
New Jersey Resources Corp. (Gas Utilities)	3,024	90,811
NIC, Inc. (Internet Software & Services)	2,772	49,092
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,764	26,830
NorthWestern Corp. (Multi-Utilities)	1,764	94,956
Nutrisystem, Inc. (Internet & Catalog Retail)	1,008	26,732
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,016	97,212
Omnicell, Inc.* (Health Care Technology)	2,772	86,209
On Assignment, Inc.* (Professional Services)	3,528	130,183
Orion Marine Group, Inc.* (Construction & Engineering)	1,008	6,028
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,512	23,617
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	756	58,182
Outerwall, Inc. (Specialty Retail)	1,260	71,732
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	504	37,236
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	2,268	155,314
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	756	13,298
Parkway Properties, Inc. (Real Estate Investment Trusts)	3,276	50,975
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	3,276	64,963
Perficient, Inc.* (Internet Software & Services)	1,260	19,442
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	756	13,797
PGT, Inc.* (Building Products)	3,528	43,324
Piedmont Natural Gas Co., Inc. (Gas Utilities)	2,772	111,073
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	4,536	153,498
Pinnacle Financial Partners, Inc. (Banks)	2,520	124,513
Piper Jaffray Cos.* (Capital Markets)	504	18,230
Pool Corp. (Distributors)	3,276	236,855
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,764	99,419
Post Properties, Inc. (Real Estate Investment Trusts)	4,032	235,026
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,008	42,507
PRA Group, Inc.* (Consumer Finance)	3,528	186,701
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	3,780	170,705
PrivateBancorp, Inc. (Banks)	5,796	222,160
Progress Software Corp.* (Software)	2,016	52,073
PS Business Parks, Inc. (Real Estate Investment Trusts)	756	60,011
Quaker Chemical Corp. (Chemicals)	504	38,848
Quality Systems, Inc. (Health Care Technology)	1,260	15,725
QuinStreet, Inc.* (Internet Software & Services)	756	4,196
Repligen Corp.* (Biotechnology)	2,520	70,182
Republic Airways Holdings, Inc.* (Airlines)	1,008	5,826
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	7,308	120,874
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	252	12,756
RLI Corp. (Insurance)	1,260	67,448
Rogers Corp.* (Electronic Equipment, Instruments & Components)	756	40,204
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,260	20,462
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	4,788	110,986
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,764	27,042
Saia, Inc.* (Road & Rail)	1,764	54,596
Sanderson Farms, Inc. (Food Products)	756	51,839
Saul Centers, Inc. (Real Estate Investment Trusts)	756	39,123
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	3,780	39,501
Select Comfort Corp.* (Specialty Retail)	3,780	82,706
Select Medical Holdings Corp. (Health Care Providers & Services)	4,284	46,224
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,520	38,052
Simmons First National Corp. - Class A (Banks)	1,260	60,392
Simpson Manufacturing Co., Inc. (Building Products)	1,512	50,637
Snyder’s-Lance, Inc. (Food Products)	3,780	127,500
Sonic Corp. (Hotels, Restaurants & Leisure)	3,780	86,751
Southside Bancshares, Inc. (Banks)	756	20,828
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,764	10,549
SPX FLOW, Inc.* (Machinery)	1,008	34,705
Stamps.com, Inc.* (Internet & Catalog Retail)	1,008	74,602
Standard Pacific Corp.* (Household Durables)	10,836	86,688

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standex International Corp. (Industrial Conglomerates)	504	$37,976
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,520	92,282
Stillwater Mining Co.* (Metals & Mining)	4,032	41,650
Strayer Education, Inc.* (Diversified Consumer Services)	756	41,557
Sturm, Ruger & Co., Inc. (Leisure Products)	756	44,370
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	3,276	38,231
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,772	75,565
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,520	35,356
SurModics, Inc.* (Health Care Equipment & Supplies)	504	11,007
Synchronoss Technologies, Inc.* (Software)	3,024	99,187
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	7,056	69,149
Take-Two Interactive Software, Inc.* (Software)	6,300	180,999
Talmer Bancorp, Inc. - Class A (Banks)	2,772	46,154
Tangoe, Inc.* (Software)	1,260	9,072
TASER International, Inc.* (Aerospace & Defense)	4,032	88,805
Tennant Co. (Machinery)	756	42,472
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,528	114,342
Texas Capital Bancshares, Inc.* (Banks)	2,268	118,889
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	4,788	178,115
The Buckle, Inc. (Specialty Retail)	1,008	37,266
The Cato Corp. - Class A (Specialty Retail)	1,008	34,302
The E.W. Scripps Co. - Class A (Media)	4,032	71,246
The Ensign Group, Inc. (Health Care Providers & Services)	1,764	75,199
The Finish Line, Inc. - Class A (Specialty Retail)	1,764	34,045
The GEO Group, Inc. (Real Estate Investment Trusts)	3,024	89,934
The Medicines Co.* (Pharmaceuticals)	2,016	76,527
The Providence Service Corp.* (Health Care Providers & Services)	504	21,964
The Ryland Group, Inc. (Household Durables)	3,528	144,048
TopBuild Corp.* (Household Durables)	1,260	39,022
Tuesday Morning Corp.* (Multiline Retail)	3,276	17,723
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,032	56,811
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	756	12,111
UniFirst Corp. (Textiles, Apparel & Luxury Goods)	504	53,832
United Bankshares, Inc. (Banks)	2,016	76,588
United Insurance Holdings Corp. (Insurance)	1,008	13,255
Universal Electronics, Inc.* (Household Durables)	1,008	42,366
Universal Health Realty Income Trust (Real Estate Investment Trusts)	1,008	47,316
Universal Insurance Holdings, Inc. (Insurance)	2,520	74,441
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	1,260	23,612
US Ecology, Inc. (Commercial Services & Supplies)	1,512	65,999
VASCO Data Security International, Inc.* (Software)	2,268	38,647
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,008	32,669
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,260	25,843
ViaSat, Inc.* (Communications Equipment)	3,276	210,614
Vicor Corp.* (Electrical Equipment)	504	5,141
Virtus Investment Partners, Inc. (Capital Markets)	252	25,326
Virtusa Corp.* (IT Services)	2,016	103,441
Vitamin Shoppe, Inc.* (Specialty Retail)	1,008	32,901
WageWorks, Inc.* (Professional Services)	1,260	56,801
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,008	26,289
Watts Water Technologies, Inc. - Class A (Machinery)	1,008	53,244
Wausau Paper Corp. (Paper & Forest Products)	1,008	6,451
WD-40 Co. (Household Products)	504	44,891
Westamerica Bancorp (Banks)	756	33,597
Winnebago Industries, Inc. (Automobiles)	2,016	38,606
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,560	163,598
World Acceptance Corp.* (Consumer Finance)	252	6,764
XO Group, Inc.* (Internet Software & Services)	1,008	14,243
Zumiez, Inc.* (Specialty Retail)	1,512	23,633

TOTAL COMMON STOCKS (Cost $17,031,075)		22,836,386

	Principal Amount
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $3,000	$3,000	3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $17,034,075) - 99.9%		22,839,386
Net other assets (liabilities) - 0.1%		14,559

NET ASSETS - 100.0%		$22,853,945

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$400,221	1.8%
Air Freight & Logistics	118,795	0.5%
Airlines	267,342	1.2%
Auto Components	256,511	1.1%
Automobiles	38,606	0.2%
Banks	1,766,621	7.7%
Biotechnology	411,125	1.8%
Building Products	302,874	1.3%
Capital Markets	287,469	1.3%
Chemicals	352,778	1.5%
Commercial Services & Supplies	349,017	1.5%
Communications Equipment	307,347	1.3%
Construction & Engineering	110,406	0.5%
Construction Materials	104,227	0.5%
Consumer Finance	328,452	1.4%
Distributors	286,335	1.3%
Diversified Consumer Services	140,036	0.6%
Diversified Financial Services	163,840	0.7%
Diversified Telecommunication Services	177,698	0.8%
Electrical Equipment	137,610	0.6%
Electronic Equipment, Instruments & Components	390,330	1.7%
Energy Equipment & Services	68,128	0.3%
Food Products	576,536	2.5%
Gas Utilities	201,884	0.9%
Health Care Equipment & Supplies	1,392,721	6.1%
Health Care Providers & Services	909,821	4.0%
Health Care Technology	318,309	1.4%
Hotels, Restaurants & Leisure	1,069,847	4.6%
Household Durables	630,103	2.8%
Household Products	44,891	0.2%
Industrial Conglomerates	37,976	0.2%
Insurance	293,121	1.3%
Internet & Catalog Retail	140,767	0.6%
Internet Software & Services	671,439	2.9%
IT Services	393,400	1.7%
Leisure Products	44,370	0.2%
Life Sciences Tools & Services	204,440	0.9%
Machinery	569,780	2.5%
Marine	126,093	0.6%
Media	119,501	0.5%
Metals & Mining	86,549	0.4%
Multiline Retail	17,723	0.1%
Multi-Utilities	94,956	0.4%
Oil, Gas & Consumable Fuels	199,186	0.9%
Paper & Forest Products	302,959	1.3%
Personal Products	13,537	0.1%
Pharmaceuticals	783,924	3.4%
Professional Services	301,465	1.3%
Real Estate Investment Trusts	2,628,013	11.5%
Road & Rail	307,516	1.3%
Semiconductors & Semiconductor Equipment	787,296	3.4%
Software	880,328	4.0%
Specialty Retail	735,576	3.2%
Technology Hardware, Storage & Peripherals	228,257	1.0%
Textiles, Apparel & Luxury Goods	581,107	2.5%
Thrifts & Mortgage Finance	304,197	1.3%
Water Utilities	73,030	0.3%
Other**	17,559	0.1%
Total	$22,853,945	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Baidu, Inc.*ADR (Internet Software & Services)	4,070	$559,259
BHP Billiton PLCADR (Metals & Mining)	27,720	850,172
BHP Billiton, Ltd.ADR (Metals & Mining)	35,860	1,133,893
China Life Insurance Co., Ltd.ADR (Insurance)	77,880	1,353,554
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	20,680	1,230,460
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,830	600,956
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	13,530	854,825
HDFC Bank, Ltd.ADR (Banks)	18,590	1,135,664
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	69,850	556,705
ICICI Bank, Ltd.ADR (Banks)	129,030	1,081,271
Infosys Technologies, Ltd.ADR (IT Services)	56,980	1,087,748
JD.com, Inc.*ADR (Internet & Catalog Retail)	36,850	960,311
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	29,260	641,964
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	41,690	411,480
Korea Electric Power Corp.ADR (Electric Utilities)	62,040	1,271,199
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	99,110	941,545
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	27,060	372,346
Mindray Medical International, Ltd.ADR (Health Care Equipment & Supplies)	21,450	469,112
Netease.com, Inc.ADR (Internet Software & Services)	6,820	819,219
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	28,820	582,452
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	16,170	1,127,049
POSCOADR (Metals & Mining)	11,990	419,890
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	10,780	515,607
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	74,140	1,538,405
Tata Motors, Ltd.*ADR (Automobiles)	18,590	418,275
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	65,010	583,140
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	33,990	571,032
WuXi PharmaTech Cayman, Inc.*ADR (Life Sciences Tools & Services)	17,050	736,731
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	547,470	223,532
YY, Inc.*ADR (Internet Software & Services)	9,350	509,949

TOTAL COMMON STOCKS (Cost $14,992,369)		23,557,745

	Principal Amount
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $99,000	$99,000	99,000
TOTAL REPURCHASE AGREEMENTS (Cost $99,000)		99,000
TOTAL INVESTMENT SECURITIES (Cost $15,091,369) - 100.6%		23,656,745
Net other assets (liabilities) - (0.6)%		(132,985)

NET ASSETS - 100.0%		$23,523,760

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Automobiles	$418,275	1.8%
Banks	2,216,935	9.4%
Diversified Consumer Services	582,452	2.5%
Electric Utilities	1,271,199	5.4%
Electronic Equipment, Instruments & Components	941,545	4.0%
Health Care Equipment & Supplies	469,112	2.0%
Hotels, Restaurants & Leisure	372,346	1.6%
Insurance	1,353,554	5.8%
Internet & Catalog Retail	2,797,648	12.0%
Internet Software & Services	2,404,034	10.2%
IT Services	1,087,748	4.6%
Life Sciences Tools & Services	736,731	3.1%
Metals & Mining	2,403,955	10.2%
Oil, Gas & Consumable Fuels	1,728,005	7.3%
Semiconductors & Semiconductor Equipment	3,543,746	15.1%
Wireless Telecommunication Services	1,230,460	5.2%
Other**	(33,985)	(0.2)%
Total	$23,523,760	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2015:

	Value	% of Net Assets
Australia	$1,984,065	8.4%
China	11,520,172	49.1%
Hong Kong	1,602,806	6.8%
India	3,722,958	15.8%
South Korea	2,632,634	11.2%
Taiwan	2,095,110	8.9%
Other**	(33,985)	(0.2)%
Total	$23,523,760	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Alcatel-Lucent*ADR (Communications Equipment)	173,484	$633,217
Anheuser-Busch InBev N.V.ADR (Beverages)	5,688	604,748
ArcelorMittalNYS (Metals & Mining)	60,040	309,206
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	14,852	642,349
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,636	583,835
AstraZeneca PLCADR (Pharmaceuticals)	29,072	925,071
Banco Santander S.A.ADR (Banks)	143,464	757,490
Barclays PLCADR (Banks)	62,568	924,755
BP PLCADR (Oil, Gas & Consumable Fuels)	33,496	1,023,638
British American Tobacco PLCADR (Tobacco)	6,004	660,920
Criteo S.A.*ADR (Internet Software & Services)	14,536	545,681
Diageo PLCADR (Beverages)	6,320	681,233
EricssonADR (Communications Equipment)	66,044	645,910
GlaxoSmithKline PLCADR (Pharmaceuticals)	22,120	850,514
HSBC Holdings PLCADR (Banks)	35,708	1,352,618
ING Groep N.V.ADR (Banks)	66,360	937,667
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	24,964	585,655
National Grid PLCADR (Multi-Utilities)	12,640	880,123
Nokia Corp.ADR (Communications Equipment)	93,220	632,032
Rio Tinto PLCADR (Metals & Mining)	32,232	1,090,086
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	28,124	1,332,796
Ryanair Holdings PLCADR (Airlines)	9,480	742,284
S.A.P. SEADR (Software)	15,484	1,003,208
SanofiADR (Pharmaceuticals)	14,220	675,023
Statoil ASAADR (Oil, Gas & Consumable Fuels)	51,192	745,356
Telefonica S.A.ADR (Diversified Telecommunication Services)	67,624	814,193
Tenaris S.A.ADR (Energy Equipment & Services)	40,132	967,583
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	25,596	1,144,398
Unilever N.V.NYS (Personal Products)	26,228	1,054,366
Vodafone Group PLCADR (Wireless Telecommunication Services)	32,548	1,033,074

TOTAL COMMON STOCKS (Cost $20,640,459)		24,779,029

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $48,000	$48,000	48,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000
TOTAL INVESTMENT SECURITIES (Cost $20,688,459) - 100.1%		24,827,029
Net other assets (liabilities) - (0.1)%		(14,040)

NET ASSETS - 100.0%		$24,812,989

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

NYS                             New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Airlines	$742,284	3.0%
Banks	3,972,530	16.2%
Beverages	1,285,981	5.1%
Communications Equipment	1,911,159	7.7%
Diversified Telecommunication Services	814,193	3.2%
Energy Equipment & Services	967,583	3.9%
Industrial Conglomerates	585,655	2.4%
Internet Software & Services	545,681	2.2%
Metals & Mining	1,399,292	5.6%
Multi-Utilities	880,123	3.5%
Oil, Gas & Consumable Fuels	4,246,188	17.1%
Personal Products	1,054,366	4.2%
Pharmaceuticals	2,450,608	9.9%
Semiconductors & Semiconductor Equipment	1,226,184	5.0%
Software	1,003,208	4.0%
Tobacco	660,920	2.7%
Wireless Telecommunication Services	1,033,074	4.2%
Other**	33,960	0.1%
Total	$24,812,989	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2015:

	Value	% of Net Assets
Belgium	$604,748	2.4%
Finland	632,032	2.5%
France	2,998,319	12.1%
Germany	1,003,208	4.0%
Ireland	742,284	3.0%
Luxembourg	1,276,789	5.1%
Netherlands	3,439,953	13.9%
Norway	745,356	3.0%
Spain	1,571,683	6.3%
Sweden	645,910	2.6%
United Kingdom	11,118,747	45.0%
Other**	33,960	0.1%
Total	$24,812,989	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $6,824,011	$6,824,000	$6,824,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,824,000)		6,824,000
TOTAL INVESTMENT SECURITIES (Cost $6,824,000) - 97.0%		6,824,000
Net other assets (liabilities) - 3.0%		211,037

NET ASSETS - 100.0%		$7,035,037

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $1,081,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/15	0.45%	$4,467,641	$82,152
MSCI EAFE Index	UBS AG	10/27/15	0.95%	2,551,330	44,812
				$7,018,971	$126,964

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (87.2%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	12,700	$69,723
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	11,430	674,026
Ambev S.A.ADR (Beverages)	44,577	218,427
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	17,145	283,750
Baidu, Inc.*ADR (Internet Software & Services)	2,794	383,924
BRF S.A.ADR (Food Products)	6,604	117,485
Cemex S.A.B. de C.V.*ADR (Construction Materials)	13,589	94,987
China Life Insurance Co., Ltd.ADR (Insurance)	15,113	262,664
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	11,176	664,972
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,540	156,312
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,397	67,838
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	5,842	74,603
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,810	115,138
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,651	170,185
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	1,397	88,262
Doctor Reddy’s LabADR (Pharmaceuticals)	889	56,816
Embraer S.A.ADR (Aerospace & Defense)	1,651	42,233
Enersis S.A.ADR (Electric Utilities)	3,937	49,764
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,397	124,682
Grupo Televisa S.A.B.ADR (Media)	4,445	115,659
HDFC Bank, Ltd.ADR (Banks)	4,191	256,029
ICICI Bank, Ltd.ADR (Banks)	14,351	120,261
Infosys Technologies, Ltd.ADR (IT Services)	20,193	385,484
JD.com, Inc.*ADR (Internet & Catalog Retail)	8,890	231,674
KB Financial Group, Inc.ADR (Banks)	3,937	115,708
Korea Electric Power Corp.ADR (Electric Utilities)	5,207	106,691
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	4,445	42,228
Netease.com, Inc.ADR (Internet Software & Services)	762	91,531
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,159	150,482
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	15,113	65,742
POSCOADR (Metals & Mining)	3,302	115,636
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,540	90,551
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,016	48,595
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,080	141,326
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,826	167,946
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,350	39,910
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,556	86,766
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	37,846	785,304
Tata Motors, Ltd.*ADR (Automobiles)	2,032	45,720
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	4,445	74,320
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	24,130	39,091
Vale S.A.ADR (Metals & Mining)	15,367	64,541
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	3,175	53,340
Wipro, Ltd.ADR (IT Services)	5,969	73,359
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	1,905	29,013

TOTAL COMMON STOCKS (Cost $6,239,100)		7,252,698

Preferred Stocks (6.4%)
Banco Bradesco S.A.ADR (Banks)	25,527	136,825
Itau Unibanco Holding S.A.ADR (Banks)	30,734	203,459
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	20,701	76,180
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	4,826	44,061
Vale S.A.ADR (Metals & Mining)	20,574	68,923

TOTAL PREFERRED STOCKS (Cost $804,402)		529,448

	Principal Amount
Repurchase Agreements(a)(b)(7.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $584,001	$584,000	584,000
TOTAL REPURCHASE AGREEMENTS (Cost $584,000)		584,000
TOTAL INVESTMENT SECURITIES (Cost $7,627,502) - 100.6%		8,366,146
Net other assets (liabilities) - (0.6)%		(47,432)

NET ASSETS - 100.0%		$8,318,714

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $357,000.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/15	0.60%	$268,894	$9,582
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/15	0.40%	267,941	16,964
				$536,835	$26,546

^	Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$42,233	0.5%
Automobiles	45,720	0.5%
Banks	1,000,228	12.1%
Beverages	343,109	4.1%
Construction Materials	94,987	1.1%
Diversified Telecommunication Services	392,191	4.7%
Electric Utilities	156,455	1.9%
Electronic Equipment, Instruments & Components	42,228	0.5%
Food Products	117,485	1.4%
Insurance	262,664	3.2%
Internet & Catalog Retail	373,276	4.5%
Internet Software & Services	1,198,076	14.5%
IT Services	458,843	5.6%
Media	115,659	1.4%
Metals & Mining	249,100	3.0%
Oil, Gas & Consumable Fuels	863,560	10.3%
Pharmaceuticals	56,816	0.7%
Semiconductors & Semiconductor Equipment	934,028	11.2%
Wireless Telecommunication Services	1,035,488	12.4%
Other**	536,568	6.4%
Total	$8,318,714	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2015:

	Value	% of Net Assets
Argentina	$29,013	0.3%
Brazil	1,112,196	13.4%
Chile	49,764	0.6%
China	2,453,436	29.6%
Hong Kong	664,972	8.0%
India	937,669	11.3%
Indonesia	90,551	1.1%
Mexico	619,078	7.4%
South Africa	141,326	1.7%
South Korea	634,975	7.6%
Taiwan	1,049,166	12.6%
Other**	536,568	6.4%
Total	$8,318,714	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(90.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $16,224,027	$16,224,000	$16,224,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,224,000)		16,224,000
TOTAL INVESTMENT SECURITIES (Cost $16,224,000) - 90.9%		16,224,000
Net other assets (liabilities) - 9.1%		1,617,102

NET ASSETS - 100.0%		$17,841,102

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	202	12/11/15	$17,791,150	$(688,917)

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (47.0%)
3M Co. (Industrial Conglomerates)	357	$50,612
Abbott Laboratories (Health Care Equipment & Supplies)	854	34,347
AbbVie, Inc. (Pharmaceuticals)	952	51,798
Accenture PLC - Class A (IT Services)	357	35,079
ACE, Ltd. (Insurance)	189	19,543
Activision Blizzard, Inc. (Software)	287	8,865
Adobe Systems, Inc.* (Software)	287	23,597
Advance Auto Parts, Inc. (Specialty Retail)	42	7,960
Aetna, Inc. (Health Care Providers & Services)	203	22,210
Affiliated Managers Group, Inc.* (Capital Markets)	28	4,788
Aflac, Inc. (Insurance)	245	14,242
Agilent Technologies, Inc. (Life Sciences Tools & Services)	189	6,488
AGL Resources, Inc. (Gas Utilities)	70	4,273
Air Products & Chemicals, Inc. (Chemicals)	112	14,289
Airgas, Inc. (Chemicals)	42	3,752
Akamai Technologies, Inc.* (Internet Software & Services)	105	7,251
Alcoa, Inc. (Metals & Mining)	756	7,303
Alexion Pharmaceuticals, Inc.* (Biotechnology)	133	20,800
Allegion PLC (Building Products)	56	3,229
Allergan PLC* (Pharmaceuticals)	224	60,885
Alliance Data Systems Corp.* (IT Services)	35	9,064
Altera Corp. (Semiconductors & Semiconductor Equipment)	175	8,764
Altria Group, Inc. (Tobacco)	1,127	61,309
Amazon.com, Inc.* (Internet & Catalog Retail)	224	114,663
Ameren Corp. (Multi-Utilities)	140	5,918
American Airlines Group, Inc. (Airlines)	385	14,949
American Electric Power Co., Inc. (Electric Utilities)	280	15,920
American Express Co. (Consumer Finance)	490	36,324
American International Group, Inc. (Insurance)	742	42,160
American Tower Corp. (Real Estate Investment Trusts)	245	21,555
Ameriprise Financial, Inc. (Capital Markets)	105	11,459
AmerisourceBergen Corp. (Health Care Providers & Services)	119	11,304
AMETEK, Inc. (Electrical Equipment)	140	7,325
Amgen, Inc. (Biotechnology)	434	60,031
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	175	8,918
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	294	17,755
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	182	10,267
Anthem, Inc. (Health Care Providers & Services)	147	20,579
Aon PLC (Insurance)	161	14,266
Apache Corp. (Oil, Gas & Consumable Fuels)	217	8,498
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	91	3,369
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,276	361,342
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	693	10,180
Archer-Daniels-Midland Co. (Food Products)	350	14,508
Assurant, Inc. (Insurance)	35	2,765
AT&T, Inc. (Diversified Telecommunication Services)	3,535	115,170
Autodesk, Inc.* (Software)	133	5,871
Automatic Data Processing, Inc. (IT Services)	266	21,376
AutoNation, Inc.* (Specialty Retail)	42	2,444
AutoZone, Inc.* (Specialty Retail)	21	15,200
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	147	18,376
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	77	13,461
Avery Dennison Corp. (Containers & Packaging)	56	3,168
Baker Hughes, Inc. (Energy Equipment & Services)	252	13,114
Ball Corp. (Containers & Packaging)	77	4,789
Bank of America Corp. (Banks)	6,020	93,792
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	42	7,825
Baxalta, Inc. (Biotechnology)	308	9,705
Baxter International, Inc. (Health Care Equipment & Supplies)	315	10,348
BB&T Corp. (Banks)	448	15,949
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	119	15,787
Bed Bath & Beyond, Inc.* (Specialty Retail)	98	5,588
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,078	140,571
Best Buy Co., Inc. (Specialty Retail)	175	6,496
Biogen, Inc.* (Biotechnology)	133	38,811
BlackRock, Inc. (Capital Markets)	77	22,905
BorgWarner, Inc. (Auto Components)	133	5,531
Boston Properties, Inc. (Real Estate Investment Trusts)	91	10,774
Boston Scientific Corp.* (Health Care Equipment & Supplies)	770	12,636
Bristol-Myers Squibb Co. (Pharmaceuticals)	959	56,773

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	322	$16,560
Brown-Forman Corp. - Class B (Beverages)	70	6,783
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	84	5,694
CA, Inc. (Software)	182	4,969
Cablevision Systems Corp. - Class A (Media)	126	4,091
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	238	5,203
Cameron International Corp.* (Energy Equipment & Services)	112	6,868
Campbell Soup Co. (Food Products)	105	5,321
Capital One Financial Corp. (Consumer Finance)	315	22,844
Cardinal Health, Inc. (Health Care Providers & Services)	189	14,519
CarMax, Inc.* (Specialty Retail)	119	7,059
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	266	13,220
Caterpillar, Inc. (Machinery)	350	22,875
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	168	5,376
CBS Corp. - Class B (Media)	259	10,334
Celgene Corp.* (Biotechnology)	455	49,217
CenterPoint Energy, Inc. (Multi-Utilities)	245	4,420
CenturyLink, Inc. (Diversified Telecommunication Services)	322	8,089
Cerner Corp.* (Health Care Technology)	175	10,493
CF Industries Holdings, Inc. (Chemicals)	133	5,972
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	294	2,155
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,085	85,585
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	21	15,125
Cigna Corp. (Health Care Providers & Services)	147	19,848
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	56	5,739
Cincinnati Financial Corp. (Insurance)	84	4,519
Cintas Corp. (Commercial Services & Supplies)	49	4,202
Cisco Systems, Inc. (Communications Equipment)	2,926	76,807
Citigroup, Inc. (Banks)	1,729	85,776
Citrix Systems, Inc.* (Software)	91	6,304
CME Group, Inc. (Diversified Financial Services)	196	18,177
CMS Energy Corp. (Multi-Utilities)	161	5,687
Coach, Inc. (Textiles, Apparel & Luxury Goods)	161	4,658
Coca-Cola Enterprises, Inc. (Beverages)	119	5,754
Cognizant Technology Solutions Corp.* (IT Services)	350	21,914
Colgate-Palmolive Co. (Household Products)	518	32,872
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	182	3,329
Comcast Corp. - Class A (Media)	210	12,020
Comcast Corp. - Class A (Media)	1,218	69,280
Comerica, Inc. (Banks)	105	4,316
Computer Sciences Corp. (IT Services)	77	4,726
ConAgra Foods, Inc. (Food Products)	245	9,925
ConocoPhillips (Oil, Gas & Consumable Fuels)	707	33,908
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	133	1,303
Consolidated Edison, Inc. (Multi-Utilities)	168	11,231
Constellation Brands, Inc. (Beverages)	98	12,271
Corning, Inc. (Electronic Equipment, Instruments & Components)	707	12,104
Costco Wholesale Corp. (Food & Staples Retailing)	252	36,432
Crown Castle International Corp. (Real Estate Investment Trusts)	189	14,906
CSX Corp. (Road & Rail)	567	15,252
Cummins, Inc. (Machinery)	98	10,641
CVS Health Corp. (Food & Staples Retailing)	644	62,133
D.R. Horton, Inc. (Household Durables)	189	5,549
Danaher Corp. (Industrial Conglomerates)	343	29,227
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	63	4,318
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	98	7,088
Deere & Co. (Machinery)	182	13,468
Delphi Automotive PLC (Auto Components)	161	12,242
Delta Air Lines, Inc. (Airlines)	455	20,416
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	77	3,894
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	224	8,308
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	35	606
Discover Financial Services (Consumer Finance)	252	13,101
Discovery Communications, Inc.* - Class A (Media)	84	2,187
Discovery Communications, Inc.* - Class C (Media)	147	3,571
Dollar General Corp. (Multiline Retail)	168	12,170
Dollar Tree, Inc.* (Multiline Retail)	126	8,399
Dominion Resources, Inc. (Multi-Utilities)	343	24,139
Dover Corp. (Machinery)	91	5,203
Dr. Pepper Snapple Group, Inc. (Beverages)	112	8,854
DTE Energy Co. (Multi-Utilities)	105	8,439
Duke Energy Corp. (Electric Utilities)	399	28,704
E*TRADE Financial Corp.* (Capital Markets)	168	4,423
E.I. du Pont de Nemours & Co. (Chemicals)	518	24,968
Eastman Chemical Co. (Chemicals)	84	5,436
Eaton Corp. PLC (Electrical Equipment)	266	13,646
eBay, Inc.* (Internet Software & Services)	644	15,739
Ecolab, Inc. (Chemicals)	154	16,897
Edison International (Electric Utilities)	189	11,920
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	63	8,957
Electronic Arts, Inc.* (Software)	182	12,331
Eli Lilly & Co. (Pharmaceuticals)	560	46,866

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
EMC Corp. (Technology Hardware, Storage & Peripherals)	1,106		$26,721
Emerson Electric Co. (Electrical Equipment)	378		16,696
Endo International PLC* (Pharmaceuticals)	119		8,244
Ensco PLCADR - Class A (Energy Equipment & Services)	133		1,873
Entergy Corp. (Electric Utilities)	105		6,836
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	315		22,932
EQT Corp. (Oil, Gas & Consumable Fuels)	91		5,894
Equifax, Inc. (Professional Services)	70		6,803
Equinix, Inc. (Real Estate Investment Trusts)	35		9,569
Equity Residential (Real Estate Investment Trusts)	210		15,775
Essex Property Trust, Inc. (Real Estate Investment Trusts)	35		7,820
Eversource Energy (Electric Utilities)	182		9,213
Exelon Corp. (Electric Utilities)	497		14,761
Expedia, Inc. (Internet & Catalog Retail)	56		6,590
Expeditors International of Washington, Inc. (Air Freight & Logistics)	112		5,270
Express Scripts Holding Co.* (Health Care Providers & Services)	392		31,737
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,394		177,993
F5 Networks, Inc.* (Communications Equipment)	42		4,864
Facebook, Inc.* - Class A (Internet Software & Services)	1,302		117,050
Fastenal Co. (Trading Companies & Distributors)	168		6,150
FedEx Corp. (Air Freight & Logistics)	154		22,173
Fidelity National Information Services, Inc. (IT Services)	161		10,800
Fifth Third Bancorp (Banks)	462		8,736
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	42		1,796
FirstEnergy Corp. (Electric Utilities)	245		7,671
Fiserv, Inc.* (IT Services)	133		11,519
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	84		2,351
Flowserve Corp. (Machinery)	77		3,168
Fluor Corp. (Construction & Engineering)	84		3,557
FMC Corp. (Chemicals)	77		2,611
FMC Technologies, Inc.* (Energy Equipment & Services)	133		4,123
Ford Motor Co. (Automobiles)	2,240		30,397
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	21		1,173
Franklin Resources, Inc. (Capital Markets)	224		8,346
Freeport-McMoRan, Inc. (Metals & Mining)	595		5,766
Frontier Communications Corp. (Diversified Telecommunication Services)	672		3,192
GameStop Corp. - Class A (Specialty Retail)	63		2,596
Garmin, Ltd. (Household Durables)	70		2,512
General Dynamics Corp. (Aerospace & Defense)	175		24,141
General Electric Co. (Industrial Conglomerates)	5,803		146,352
General Growth Properties, Inc. (Real Estate Investment Trusts)	336		8,726
General Mills, Inc. (Food Products)	343		19,252
General Motors Co. (Automobiles)	826		24,797
Genuine Parts Co. (Distributors)	84		6,963
Genworth Financial, Inc.* - Class A (Insurance)	287		1,326
Gilead Sciences, Inc. (Biotechnology)	847		83,166
Google, Inc.* - Class A (Internet Software & Services)	168		107,246
Google, Inc.* - Class C (Internet Software & Services)	168		102,215
H & R Block, Inc. (Diversified Consumer Services)	161		5,828
Halliburton Co. (Energy Equipment & Services)	490		17,322
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	231		6,685
Harley-Davidson, Inc. (Automobiles)	119		6,533
Harman International Industries, Inc. (Household Durables)	42		4,032
Harris Corp. (Communications Equipment)	70		5,121
Hartford Financial Services Group, Inc. (Insurance)	238		10,896
Hasbro, Inc. (Leisure Products)	63		4,545
HCA Holdings, Inc.* (Health Care Providers & Services)	182		14,080
HCP, Inc. (Real Estate Investment Trusts)	266		9,909
Helmerich & Payne, Inc. (Energy Equipment & Services)	63		2,977
Henry Schein, Inc.* (Health Care Providers & Services)	49		6,503
Hess Corp. (Oil, Gas & Consumable Fuels)	140		7,008
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	1,036		26,532
Honeywell International, Inc. (Aerospace & Defense)	448		42,421
Hormel Foods Corp. (Food Products)	77		4,875
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	434		6,862
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	280		2,848
Humana, Inc. (Health Care Providers & Services)	84		15,036
Huntington Bancshares, Inc. (Banks)	462		4,897
Illinois Tool Works, Inc. (Machinery)	189		15,557
Ingersoll-Rand PLC (Machinery)	154		7,819
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,730		82,282
Intercontinental Exchange, Inc. (Diversified Financial Services)	63		14,804
International Business Machines Corp. (IT Services)	518		75,094
International Flavors & Fragrances, Inc. (Chemicals)	49		5,060
International Paper Co. (Paper & Forest Products)	238		8,994
Intuit, Inc. (Software)	161		14,289

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	21	$9,651
Invesco, Ltd. (Capital Markets)	245	7,651
Iron Mountain, Inc. (Real Estate Investment Trusts)	112	3,474
J.B. Hunt Transport Services, Inc. (Road & Rail)	56	3,998
Jacobs Engineering Group, Inc.* (Construction & Engineering)	70	2,620
Johnson & Johnson (Pharmaceuticals)	1,589	148,333
Johnson Controls, Inc. (Auto Components)	378	15,634
Joy Global, Inc. (Machinery)	56	836
JPMorgan Chase & Co. (Banks)	2,128	129,744
Juniper Networks, Inc. (Communications Equipment)	203	5,219
Kansas City Southern (Road & Rail)	63	5,725
Kellogg Co. (Food Products)	147	9,783
Keurig Green Mountain, Inc. (Food Products)	70	3,650
KeyCorp (Banks)	483	6,284
Kimberly-Clark Corp. (Household Products)	210	22,898
Kimco Realty Corp. (Real Estate Investment Trusts)	238	5,814
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,036	28,676
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	91	4,550
Kohl’s Corp. (Multiline Retail)	112	5,187
L Brands, Inc. (Specialty Retail)	147	13,249
L-3 Communications Holdings, Inc. (Aerospace & Defense)	49	5,121
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	56	6,074
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	91	5,945
Legg Mason, Inc. (Capital Markets)	63	2,621
Leggett & Platt, Inc. (Household Durables)	77	3,176
Lennar Corp. - Class A (Household Durables)	98	4,717
Leucadia National Corp. (Diversified Financial Services)	196	3,971
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	168	7,340
Lincoln National Corp. (Insurance)	147	6,977
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	140	5,649
Lockheed Martin Corp. (Aerospace & Defense)	154	31,926
Loews Corp. (Insurance)	168	6,072
Lowe’s Cos., Inc. (Specialty Retail)	532	36,665
LyondellBasell Industries N.V. - Class A (Chemicals)	231	19,256
M&T Bank Corp. (Banks)	77	9,390
Macy’s, Inc. (Multiline Retail)	189	9,699
Mallinckrodt PLC* (Pharmaceuticals)	70	4,476
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	392	6,037
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	308	14,270
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	112	7,656
Marsh & McLennan Cos., Inc. (Insurance)	308	16,084
Martin Marietta Materials, Inc. (Construction Materials)	42	6,382
Masco Corp. (Building Products)	196	4,935
MasterCard, Inc. - Class A (IT Services)	574	51,729
Mattel, Inc. (Leisure Products)	196	4,128
McCormick & Co., Inc. (Food Products)	70	5,753
McDonald’s Corp. (Hotels, Restaurants & Leisure)	539	53,108
McGraw Hill Financial, Inc. (Diversified Financial Services)	154	13,321
McKesson Corp. (Health Care Providers & Services)	133	24,610
Mead Johnson Nutrition Co. - Class A (Food Products)	119	8,378
Medtronic PLC (Health Care Equipment & Supplies)	812	54,355
Merck & Co., Inc. (Pharmaceuticals)	1,617	79,864
MetLife, Inc. (Insurance)	644	30,365
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	112	4,731
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	119	5,128
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	616	9,228
Microsoft Corp. (Software)	4,599	203,552
Mohawk Industries, Inc.* (Household Durables)	35	6,363
Molson Coors Brewing Co. - Class B (Beverages)	91	7,555
Mondelez International, Inc. - Class A (Food Products)	924	38,687
Monsanto Co. (Chemicals)	266	22,700
Monster Beverage Corp.* (Beverages)	84	11,351
Moody’s Corp. (Diversified Financial Services)	98	9,624
Morgan Stanley (Capital Markets)	875	27,563
Motorola Solutions, Inc. (Communications Equipment)	91	6,223
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	91	2,202
Mylan NV* (Pharmaceuticals)	238	9,582
National Oilwell Varco, Inc. (Energy Equipment & Services)	224	8,434
Navient Corp. (Consumer Finance)	217	2,439
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	175	5,180
Netflix, Inc.* (Internet & Catalog Retail)	245	25,299
Newell Rubbermaid, Inc. (Household Durables)	154	6,115
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	91	2,994
Newmont Mining Corp. (Metals & Mining)	301	4,837
News Corp. - Class A (Media)	217	2,739
News Corp. - Class B (Media)	63	808
NextEra Energy, Inc. (Electric Utilities)	266	25,948
Nielsen Holdings PLC (Professional Services)	210	9,339
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	392	48,205
NiSource, Inc. (Multi-Utilities)	182	3,376

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	245	$7,394
Nordstrom, Inc. (Multiline Retail)	77	5,522
Norfolk Southern Corp. (Road & Rail)	175	13,370
Northern Trust Corp. (Capital Markets)	126	8,588
Northrop Grumman Corp. (Aerospace & Defense)	105	17,425
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	189	2,807
Nucor Corp. (Metals & Mining)	182	6,834
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	294	7,247
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	441	29,172
Omnicom Group, Inc. (Media)	140	9,226
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	119	3,832
Oracle Corp. (Software)	1,869	67,508
O’Reilly Automotive, Inc.* (Specialty Retail)	56	14,000
Owens-Illinois, Inc.* (Containers & Packaging)	91	1,886
PACCAR, Inc. (Machinery)	203	10,591
Parker-Hannifin Corp. (Machinery)	77	7,492
Patterson Cos., Inc. (Health Care Providers & Services)	49	2,119
Paychex, Inc. (IT Services)	182	8,669
PayPal Holdings, Inc.* (Internet Software & Services)	637	19,772
Pentair PLC (Machinery)	105	5,359
People’s United Financial, Inc. (Banks)	175	2,753
Pepco Holdings, Inc. (Electric Utilities)	147	3,560
PepsiCo, Inc. (Beverages)	847	79,872
PerkinElmer, Inc. (Life Sciences Tools & Services)	63	2,895
Perrigo Co. PLC (Pharmaceuticals)	84	13,211
Pfizer, Inc. (Pharmaceuticals)	3,549	111,474
PG&E Corp. (Multi-Utilities)	280	14,784
Philip Morris International, Inc. (Tobacco)	889	70,524
Phillips 66 (Oil, Gas & Consumable Fuels)	273	20,977
Pinnacle West Capital Corp. (Electric Utilities)	63	4,041
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	84	10,218
Pitney Bowes, Inc. (Commercial Services & Supplies)	119	2,362
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	98	3,872
PNC Financial Services Group, Inc. (Banks)	294	26,225
PPG Industries, Inc. (Chemicals)	154	13,504
PPL Corp. (Electric Utilities)	385	12,663
Praxair, Inc. (Chemicals)	168	17,112
Precision Castparts Corp. (Aerospace & Defense)	77	17,688
Principal Financial Group, Inc. (Insurance)	161	7,622
Prologis, Inc. (Real Estate Investment Trusts)	301	11,709
Prudential Financial, Inc. (Insurance)	259	19,738
Public Service Enterprise Group, Inc. (Multi-Utilities)	294	12,395
Public Storage (Real Estate Investment Trusts)	84	17,777
PulteGroup, Inc. (Household Durables)	182	3,434
PVH Corp. (Textiles, Apparel & Luxury Goods)	49	4,995
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	84	3,784
QUALCOMM, Inc. (Communications Equipment)	903	48,518
Quanta Services, Inc.* (Construction & Engineering)	119	2,881
Quest Diagnostics, Inc. (Health Care Providers & Services)	84	5,163
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	35	4,136
Range Resources Corp. (Oil, Gas & Consumable Fuels)	98	3,148
Raytheon Co. (Aerospace & Defense)	175	19,121
Realty Income Corp. (Real Estate Investment Trusts)	133	6,303
Red Hat, Inc.* (Software)	105	7,547
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	42	19,536
Regions Financial Corp. (Banks)	763	6,875
Republic Services, Inc. (Commercial Services & Supplies)	140	5,768
Reynolds American, Inc. (Tobacco)	476	21,073
Robert Half International, Inc. (Professional Services)	77	3,939
Rockwell Automation, Inc. (Electrical Equipment)	77	7,813
Rockwell Collins, Inc. (Aerospace & Defense)	77	6,302
Roper Technologies, Inc. (Industrial Conglomerates)	56	8,775
Ross Stores, Inc. (Specialty Retail)	238	11,536
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	98	8,731
Ryder System, Inc. (Road & Rail)	28	2,073
salesforce.com, Inc.* (Software)	357	24,787
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	119	6,465
SCANA Corp. (Multi-Utilities)	84	4,726
Schlumberger, Ltd. (Energy Equipment & Services)	728	50,209
Scripps Networks Interactive, Inc. - Class A (Media)	56	2,755
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	175	7,840
Sealed Air Corp. (Containers & Packaging)	119	5,579
Sempra Energy (Multi-Utilities)	133	12,864
Sigma-Aldrich Corp. (Chemicals)	70	9,724
Signet Jewelers, Ltd. (Specialty Retail)	49	6,670
Simon Property Group, Inc. (Real Estate Investment Trusts)	175	32,152
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	112	9,432
SL Green Realty Corp. (Real Estate Investment Trusts)	56	6,057
Snap-on, Inc. (Machinery)	35	5,283
Southwest Airlines Co. (Airlines)	378	14,379
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	224	2,843

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	385	$10,114
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	161	10,157
Stanley Black & Decker, Inc. (Machinery)	91	8,825
Staples, Inc. (Specialty Retail)	371	4,352
Starbucks Corp. (Hotels, Restaurants & Leisure)	854	48,541
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	98	6,515
State Street Corp. (Capital Markets)	238	15,996
Stericycle, Inc.* (Commercial Services & Supplies)	49	6,826
Stryker Corp. (Health Care Equipment & Supplies)	182	17,126
SunTrust Banks, Inc. (Banks)	301	11,510
Symantec Corp. (Software)	392	7,632
Sysco Corp. (Food & Staples Retailing)	315	12,276
T. Rowe Price Group, Inc. (Capital Markets)	147	10,217
Target Corp. (Multiline Retail)	364	28,632
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	231	13,835
TECO Energy, Inc. (Multi-Utilities)	133	3,493
TEGNA, Inc. (Media)	133	2,978
Tenet Healthcare Corp.* (Health Care Providers & Services)	56	2,068
Teradata Corp.* (IT Services)	84	2,433
Tesoro Corp. (Oil, Gas & Consumable Fuels)	70	6,807
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	588	29,118
Textron, Inc. (Aerospace & Defense)	161	6,060
The ADT Corp. (Commercial Services & Supplies)	98	2,930
The AES Corp. (Independent Power and Renewable Electricity Producers)	392	3,837
The Allstate Corp. (Insurance)	231	13,453
The Bank of New York Mellon Corp. (Capital Markets)	637	24,939
The Boeing Co. (Aerospace & Defense)	364	47,666
The Charles Schwab Corp. (Capital Markets)	686	19,592
The Chubb Corp. (Insurance)	133	16,312
The Clorox Co. (Household Products)	77	8,896
The Coca-Cola Co. (Beverages)	2,254	90,429
The Dow Chemical Co. (Chemicals)	665	28,197
The Dun & Bradstreet Corp. (Professional Services)	21	2,205
The Estee Lauder Cos., Inc. - Class A (Personal Products)	133	10,730
The Gap, Inc. (Specialty Retail)	140	3,990
The Goldman Sachs Group, Inc. (Capital Markets)	231	40,138
The Goodyear Tire & Rubber Co. (Auto Components)	154	4,517
The Hershey Co. (Food Products)	84	7,718
The Home Depot, Inc. (Specialty Retail)	735	84,886
The Interpublic Group of Cos., Inc. (Media)	238	4,553
The JM Smucker Co. - Class A (Food Products)	56	6,389
The Kraft Heinz Co. (Food Products)	343	24,209
The Kroger Co. (Food & Staples Retailing)	560	20,199
The Macerich Co. (Real Estate Investment Trusts)	77	5,915
The Mosaic Co. (Chemicals)	196	6,098
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	70	3,733
The Priceline Group, Inc.* (Internet & Catalog Retail)	28	34,632
The Procter & Gamble Co. (Household Products)	1,561	112,299
The Progressive Corp. (Insurance)	336	10,295
The Sherwin-Williams Co. (Chemicals)	49	10,916
The Southern Co. (Electric Utilities)	525	23,467
The TJX Cos., Inc. (Specialty Retail)	385	27,497
The Travelers Cos., Inc. (Insurance)	182	18,114
The Walt Disney Co. (Media)	896	91,570
The Western Union Co. (IT Services)	294	5,398
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	392	14,445
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	231	28,248
Tiffany & Co. (Specialty Retail)	63	4,865
Time Warner Cable, Inc. (Media)	161	28,879
Time Warner, Inc. (Media)	469	32,244
Torchmark Corp. (Insurance)	70	3,948
Total System Services, Inc. (IT Services)	98	4,452
Tractor Supply Co. (Specialty Retail)	77	6,493
Transocean, Ltd. (Energy Equipment & Services)	196	2,532
TripAdvisor, Inc.* (Internet & Catalog Retail)	63	3,970
Twenty-First Century Fox, Inc. - Class A (Media)	700	18,885
Twenty-First Century Fox, Inc. - Class B (Media)	245	6,632
Tyco International PLC (Commercial Services & Supplies)	245	8,198
Tyson Foods, Inc. - Class A (Food Products)	175	7,543
U.S. Bancorp (Banks)	952	39,042
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	105	10,162
Union Pacific Corp. (Road & Rail)	497	43,941
United Continental Holdings, Inc.* (Airlines)	217	11,512
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	399	39,376
United Rentals, Inc.* (Trading Companies & Distributors)	56	3,363
United Technologies Corp. (Aerospace & Defense)	476	42,359
UnitedHealth Group, Inc. (Health Care Providers & Services)	546	63,342
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	56	6,989
Unum Group (Insurance)	140	4,491
Urban Outfitters, Inc.* (Specialty Retail)	56	1,645
V.F. Corp. (Textiles, Apparel & Luxury Goods)	196	13,369
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	287	17,249
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	56	4,132

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ventas, Inc. (Real Estate Investment Trusts)	189	$10,595
VeriSign, Inc.* (Internet Software & Services)	56	3,951
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,338	101,726
Vertex Pharmaceuticals, Inc.* (Biotechnology)	140	14,580
Viacom, Inc. - Class B (Media)	203	8,759
Visa, Inc. - Class A (IT Services)	1,120	78,019
Vornado Realty Trust (Real Estate Investment Trusts)	105	9,494
Vulcan Materials Co. (Construction Materials)	77	6,868
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	7,526
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	504	41,882
Wal-Mart Stores, Inc. (Food & Staples Retailing)	910	59,004
Waste Management, Inc. (Commercial Services & Supplies)	245	12,203
Waters Corp.* (Life Sciences Tools & Services)	49	5,792
WEC Energy Group, Inc. (Multi-Utilities)	182	9,504
Wells Fargo & Co. (Banks)	2,688	138,028
Welltower, Inc. (Real Estate Investment Trusts)	203	13,747
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	133	10,566
WestRock Co. (Containers & Packaging)	154	7,921
Weyerhaeuser Co. (Real Estate Investment Trusts)	294	8,038
Whirlpool Corp. (Household Durables)	42	6,185
Whole Foods Market, Inc. (Food & Staples Retailing)	203	6,425
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	70	5,033
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	49	2,603
Xcel Energy, Inc. (Electric Utilities)	294	10,411
Xerox Corp. (IT Services)	581	5,653
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	147	6,233
XL Group PLC (Insurance)	175	6,356
Xylem, Inc. (Machinery)	105	3,449
Yahoo!, Inc.* (Internet Software & Services)	497	14,368
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	245	19,588
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	98	9,205
Zions Bancorp (Banks)	119	3,277
Zoetis, Inc. (Pharmaceuticals)	266	10,954

TOTAL COMMON STOCKS (Cost $5,946,139)		9,732,822

	Principal Amount
Repurchase Agreements(b)(c)(76.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $15,804,026	$15,804,000	15,804,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,804,000)		15,804,000
TOTAL INVESTMENT SECURITIES (Cost $21,750,139) - 123.2%		25,536,822
Net other assets (liabilities) - (23.2)%		(4,807,463)

NET ASSETS - 100.0%		$20,729,359

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $7,466,000.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	24	12/21/15	$2,290,800	$(28,962)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/15	0.55%	$2,812,748	$56,298
SPDR S&P 500 ETF	Goldman Sachs International	10/27/15	0.46%	5,931,408	247,651
				8,744,156	303,949

S&P 500	UBS AG	10/27/15	0.20%	14,840,081	616,133
SPDR S&P 500 ETF	UBS AG	10/27/15	0.20%	6,855,420	129,437
				21,695,501	745,570
				$30,439,657	$1,049,519

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$260,230	1.4%
Air Freight & Logistics	72,513	0.3%
Airlines	61,256	0.3%
Auto Components	37,924	0.2%
Automobiles	61,727	0.3%
Banks	586,598	2.9%
Beverages	222,869	1.1%
Biotechnology	295,846	1.4%
Building Products	8,164	NM
Capital Markets	209,226	1.0%
Chemicals	206,492	1.0%
Commercial Services & Supplies	42,489	0.2%
Communications Equipment	146,752	0.7%
Construction & Engineering	9,058	NM
Construction Materials	13,250	0.1%
Consumer Finance	74,708	0.4%
Containers & Packaging	23,343	0.1%
Distributors	6,963	NM
Diversified Consumer Services	5,828	NM
Diversified Financial Services	204,201	1.0%
Diversified Telecommunication Services	235,517	1.1%
Electric Utilities	175,115	0.9%
Electrical Equipment	45,480	0.2%
Electronic Equipment, Instruments & Components	37,208	0.2%
Energy Equipment & Services	108,058	0.5%
Food & Staples Retailing	238,351	1.1%
Food Products	165,991	0.8%
Gas Utilities	4,273	NM
Health Care Equipment & Supplies	198,420	1.0%
Health Care Providers & Services	273,269	1.3%
Health Care Technology	10,493	0.1%
Hotels, Restaurants & Leisure	184,438	0.9%
Household Durables	42,083	0.2%
Household Products	176,965	0.9%
Independent Power and Renewable Electricity Producers	6,644	NM
Industrial Conglomerates	234,966	1.1%
Insurance	269,544	1.3%
Internet & Catalog Retail	185,154	0.9%
Internet Software & Services	387,592	1.9%
IT Services	345,925	1.7%
Leisure Products	8,673	NM
Life Sciences Tools & Services	43,423	0.2%
Machinery	120,566	0.5%
Media	311,511	1.6%
Metals & Mining	24,740	0.1%
Multiline Retail	69,609	0.4%
Multi-Utilities	120,976	0.6%
Oil, Gas & Consumable Fuels	565,988	2.7%
Paper & Forest Products	8,994	NM
Personal Products	10,730	0.1%
Pharmaceuticals	602,460	2.9%
Professional Services	22,286	0.1%
Real Estate Investment Trusts	257,673	1.2%
Real Estate Management & Development	5,376	NM
Road & Rail	84,359	0.4%
Semiconductors & Semiconductor Equipment	234,539	1.1%
Software	387,252	1.9%
Specialty Retail	263,191	1.3%
Technology Hardware, Storage & Peripherals	444,646	2.1%
Textiles, Apparel & Luxury Goods	98,114	0.5%
Thrifts & Mortgage Finance	2,848	NM
Tobacco	152,906	0.7%
Trading Companies & Distributors	17,039	0.1%
Other**	10,996,537	53.0%
Total	$20,729,359	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (62.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	840	$9,702
A.O. Smith Corp. (Building Products)	616	40,157
Aaron’s, Inc. (Specialty Retail)	504	18,199
Abercrombie & Fitch Co. - Class A (Specialty Retail)	560	11,866
ACI Worldwide, Inc.* (Software)	952	20,106
Acuity Brands, Inc. (Electrical Equipment)	336	58,995
Acxiom Corp.* (IT Services)	616	12,172
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,096	8,765
AECOM* (Construction & Engineering)	1,232	33,893
AGCO Corp. (Machinery)	616	28,724
Akorn, Inc.* (Pharmaceuticals)	672	19,155
Alaska Air Group, Inc. (Airlines)	1,008	80,086
Albemarle Corp. (Chemicals)	896	39,514
Alexander & Baldwin, Inc. (Real Estate Management & Development)	392	13,457
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	560	47,415
Align Technology, Inc.* (Health Care Equipment & Supplies)	560	31,786
Alleghany Corp.* (Insurance)	112	52,428
Allegheny Technologies, Inc. (Metals & Mining)	896	12,705
Alliant Energy Corp. (Multi-Utilities)	896	52,407
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,512	18,749
AMC Networks, Inc.* - Class A (Media)	504	36,877
American Campus Communities, Inc. (Real Estate Investment Trusts)	896	32,471
American Eagle Outfitters, Inc. (Specialty Retail)	1,456	22,757
American Financial Group, Inc. (Insurance)	560	38,590
ANSYS, Inc.* (Software)	728	64,166
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	784	8,671
AptarGroup, Inc. (Containers & Packaging)	504	33,244
Aqua America, Inc. (Water Utilities)	1,400	37,058
ARRIS Group, Inc.* (Communications Equipment)	1,064	27,632
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	784	43,340
Arthur J. Gallagher & Co. (Insurance)	1,400	57,793
Ascena Retail Group, Inc.* (Specialty Retail)	1,400	19,474
Ashland, Inc. (Chemicals)	560	56,346
Aspen Insurance Holdings, Ltd. (Insurance)	504	23,421
Associated Banc-Corp. (Banks)	1,232	22,139
Atmel Corp. (Semiconductors & Semiconductor Equipment)	3,360	27,115
Atmos Energy Corp. (Gas Utilities)	840	48,871
Atwood Oceanics, Inc. (Energy Equipment & Services)	448	6,635
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,064	45,411
Avon Products, Inc. (Personal Products)	3,472	11,284
B/E Aerospace, Inc. (Aerospace & Defense)	840	36,876
BancorpSouth, Inc. (Banks)	728	17,305
Bank of Hawaii Corp. (Banks)	336	21,333
Bank of the Ozarks, Inc. (Banks)	616	26,956
Belden, Inc. (Electronic Equipment, Instruments & Components)	336	15,688
Bemis Co., Inc. (Containers & Packaging)	784	31,023
Big Lots, Inc. (Multiline Retail)	392	18,785
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	1,624	32,448
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	168	22,564
Bio-Techne Corp. (Life Sciences Tools & Services)	280	25,889
Black Hills Corp. (Multi-Utilities)	336	13,890
Brinker International, Inc. (Hotels, Restaurants & Leisure)	504	26,546
Broadridge Financial Solutions, Inc. (IT Services)	952	52,693
Brown & Brown, Inc. (Insurance)	952	29,483
Brunswick Corp. (Leisure Products)	728	34,864
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	168	32,496
Cabela’s, Inc.* (Specialty Retail)	392	17,875
Cable One, Inc.* (Media)	56	23,488
Cabot Corp. (Chemicals)	504	15,906
Cadence Design Systems, Inc.* (Software)	2,352	48,639
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,520	6,552
Camden Property Trust (Real Estate Investment Trusts)	672	49,661
Care Capital Properties, Inc. (Real Estate Investment Trusts)	672	22,129
Carlisle Cos., Inc. (Industrial Conglomerates)	504	44,040
Carpenter Technology Corp. (Metals & Mining)	392	11,670
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	448	40,607
Casey’s General Stores, Inc. (Food & Staples Retailing)	336	34,581
Catalent, Inc.* (Pharmaceuticals)	784	19,051
Cathay General Bancorp (Banks)	616	18,455
CBOE Holdings, Inc. (Diversified Financial Services)	672	45,078
CDK Global, Inc. (Software)	1,288	61,541
CEB, Inc. (Professional Services)	280	19,135
Centene Corp.* (Health Care Providers & Services)	952	51,627
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	392	24,900
Chico’s FAS, Inc. (Specialty Retail)	1,120	17,618

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Church & Dwight Co., Inc. (Household Products)	1,064	$89,270
Ciena Corp.* (Communications Equipment)	952	19,725
Cinemark Holdings, Inc. (Media)	840	27,292
City National Corp. (Banks)	392	34,520
CLARCOR, Inc. (Machinery)	392	18,691
Clean Harbors, Inc.* (Commercial Services & Supplies)	448	19,699
Cleco Corp. (Electric Utilities)	504	26,833
CNO Financial Group, Inc. (Insurance)	1,568	29,494
Cognex Corp. (Electronic Equipment, Instruments & Components)	728	25,021
Commerce Bancshares, Inc. (Banks)	672	30,616
Commercial Metals Co. (Metals & Mining)	952	12,900
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	952	17,041
Community Health Systems, Inc.* (Health Care Providers & Services)	952	40,717
CommVault Systems, Inc.* (Software)	336	11,411
Compass Minerals International, Inc. (Metals & Mining)	280	21,944
Convergys Corp. (IT Services)	784	18,118
Con-way, Inc. (Road & Rail)	448	21,258
Copart, Inc.* (Commercial Services & Supplies)	896	29,478
CoreLogic, Inc.* (IT Services)	728	27,103
Corporate Office Properties Trust (Real Estate Investment Trusts)	784	16,488
Corrections Corp. of America (Real Estate Investment Trusts)	952	28,122
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	168	24,743
Crane Co. (Machinery)	392	18,271
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	840	20,353
CST Brands, Inc. (Specialty Retail)	616	20,735
Cullen/Frost Bankers, Inc. (Banks)	448	28,484
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,688	22,902
Cytec Industries, Inc. (Chemicals)	560	41,356
Dana Holding Corp. (Auto Components)	1,288	20,453
Dean Foods Co. (Food Products)	784	12,952
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	280	16,257
Deluxe Corp. (Commercial Services & Supplies)	392	21,850
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,856	6,969
DeVry Education Group, Inc. (Diversified Consumer Services)	448	12,190
Dick’s Sporting Goods, Inc. (Specialty Retail)	728	36,117
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	504	15,004
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	448	48,344
Domtar Corp. (Paper & Forest Products)	504	18,018
Donaldson Co., Inc. (Machinery)	1,008	28,305
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,120	32,166
DreamWorks Animation SKG, Inc.* - Class A (Media)	560	9,772
Dril-Quip, Inc.* (Energy Equipment & Services)	336	19,562
DST Systems, Inc. (IT Services)	280	29,439
Duke Realty Corp. (Real Estate Investment Trusts)	2,800	53,340
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	784	38,416
Eagle Materials, Inc. (Construction Materials)	392	26,821
East West Bancorp, Inc. (Banks)	1,176	45,182
Eaton Vance Corp. (Capital Markets)	952	31,816
Edgewell Personal Care Co. (Personal Products)	504	41,126
Endurance Specialty Holdings, Ltd. (Insurance)	504	30,759
Energen Corp. (Oil, Gas & Consumable Fuels)	616	30,714
Energizer Holdings, Inc. (Household Products)	504	19,510
Equity One, Inc. (Real Estate Investment Trusts)	616	14,993
Esterline Technologies Corp.* (Aerospace & Defense)	224	16,103
Everest Re Group, Ltd. (Insurance)	336	58,243
Extra Space Storage, Inc. (Real Estate Investment Trusts)	1,008	77,777
FactSet Research Systems, Inc. (Software)	336	53,696
Fair Isaac Corp. (Software)	224	18,928
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	952	13,366
Federal Realty Investment Trust (Real Estate Investment Trusts)	560	76,412
Federated Investors, Inc. - Class B (Capital Markets)	784	22,658
FEI Co. (Electronic Equipment, Instruments & Components)	336	24,541
First American Financial Corp. (Insurance)	896	35,007
First Horizon National Corp. (Banks)	1,904	26,999
First Niagara Financial Group, Inc. (Banks)	2,856	29,160
FirstMerit Corp. (Banks)	1,344	23,748
Flowers Foods, Inc. (Food Products)	1,512	37,407
Foot Locker, Inc. (Specialty Retail)	1,120	80,607
Fortinet, Inc.* (Software)	1,176	49,956
Fortune Brands Home & Security, Inc. (Building Products)	1,288	61,141
FTI Consulting, Inc.* (Professional Services)	336	13,947
Fulton Financial Corp. (Banks)	1,400	16,940
Gartner, Inc.* (IT Services)	672	56,401
GATX Corp. (Trading Companies & Distributors)	336	14,834
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	448	26,468
Gentex Corp. (Auto Components)	2,352	36,456
Global Payments, Inc. (IT Services)	504	57,825
Graco, Inc. (Machinery)	448	30,029
Graham Holdings Co. - Class B (Diversified Consumer Services)	56	32,312

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Granite Construction, Inc. (Construction & Engineering)	336	$9,969
Great Plains Energy, Inc. (Electric Utilities)	1,232	33,289
Greif, Inc. - Class A (Containers & Packaging)	224	7,148
GUESS?, Inc. (Specialty Retail)	504	10,765
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	896	26,593
Halyard Health, Inc.* (Health Care Equipment & Supplies)	392	11,148
Hancock Holding Co. (Banks)	616	16,663
Hawaiian Electric Industries, Inc. (Electric Utilities)	840	24,100
HCC Insurance Holdings, Inc. (Insurance)	784	60,737
Health Net, Inc.* (Health Care Providers & Services)	616	37,096
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	784	3,755
Herman Miller, Inc. (Commercial Services & Supplies)	504	14,535
Highwoods Properties, Inc. (Real Estate Investment Trusts)	784	30,380
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	448	23,292
HNI Corp. (Commercial Services & Supplies)	336	14,414
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,512	73,847
Hologic, Inc.* (Health Care Equipment & Supplies)	1,960	76,695
Home Properties, Inc. (Real Estate Investment Trusts)	448	33,488
Hospitality Properties Trust (Real Estate Investment Trusts)	1,232	31,515
HSN, Inc. (Internet & Catalog Retail)	280	16,027
Hubbell, Inc. - Class B (Electrical Equipment)	392	33,300
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	392	42,003
IDACORP, Inc. (Electric Utilities)	392	25,366
IDEX Corp. (Machinery)	616	43,921
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	728	54,054
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,232	33,560
Ingredion, Inc. (Food Products)	560	48,894
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,176	23,873
InterDigital, Inc. (Communications Equipment)	280	14,168
International Bancshares Corp. (Banks)	448	11,213
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	224	7,105
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,064	12,449
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	280	21,272
ITT Corp. (Machinery)	728	24,337
J.C. Penney Co., Inc.* (Multiline Retail)	2,464	22,890
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,568	35,076
Jack Henry & Associates, Inc. (IT Services)	672	46,778
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	280	21,571
Janus Capital Group, Inc. (Capital Markets)	1,176	15,994
Jarden Corp.* (Household Durables)	1,568	76,644
JetBlue Airways Corp.* (Airlines)	2,520	64,940
John Wiley & Sons, Inc. (Media)	392	19,612
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	336	48,307
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,008	19,263
KB Home (Household Durables)	728	9,864
KBR, Inc. (Construction & Engineering)	1,176	19,592
Kemper Corp. (Insurance)	392	13,865
Kennametal, Inc. (Machinery)	616	15,332
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,344	41,449
Kilroy Realty Corp. (Real Estate Investment Trusts)	728	47,436
Kirby Corp.* (Marine)	448	27,754
KLX, Inc.* (Aerospace & Defense)	448	16,012
Knowles Corp.* (Electronic Equipment, Instruments & Components)	728	13,417
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	672	35,065
Lancaster Colony Corp. (Food Products)	168	16,377
Landstar System, Inc. (Road & Rail)	336	21,326
LaSalle Hotel Properties (Real Estate Investment Trusts)	896	25,437
Leidos Holdings, Inc. (IT Services)	504	20,820
Lennox International, Inc. (Building Products)	336	38,079
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	504	14,606
Liberty Property Trust (Real Estate Investment Trusts)	1,232	38,820
LifePoint Health, Inc.* (Health Care Providers & Services)	336	23,822
Lincoln Electric Holdings, Inc. (Machinery)	616	32,297
Live Nation Entertainment, Inc.* (Media)	1,176	28,271
LKQ Corp.* (Distributors)	2,464	69,879
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,120	15,949
M.D.C. Holdings, Inc. (Household Durables)	336	8,796
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	728	13,745
Manhattan Associates, Inc.* (Software)	616	38,377
ManpowerGroup, Inc. (Professional Services)	616	50,444
MAXIMUS, Inc. (IT Services)	504	30,018
MDU Resources Group, Inc. (Multi-Utilities)	1,568	26,970
MEDNAX, Inc.* (Health Care Providers & Services)	784	60,203
Mentor Graphics Corp. (Software)	784	19,310
Mercury General Corp. (Insurance)	280	14,143
Meredith Corp. (Media)	280	11,922
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	224	63,782
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	616	50,432

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	280	$13,485
Molina Healthcare, Inc.* (Health Care Providers & Services)	336	23,134
MSA Safety, Inc. (Commercial Services & Supplies)	280	11,192
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	392	23,924
MSCI, Inc. - Class A (Diversified Financial Services)	784	46,616
Murphy USA, Inc.* (Specialty Retail)	336	18,463
Nabors Industries, Ltd. (Energy Equipment & Services)	2,352	22,226
National Fuel Gas Co. (Gas Utilities)	672	33,587
National Instruments Corp. (Electronic Equipment, Instruments & Components)	840	23,344
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,064	38,591
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,344	30,576
NetScout Systems, Inc.* (Communications Equipment)	728	25,750
NeuStar, Inc.* - Class A (IT Services)	448	12,190
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,584	64,727
NewMarket Corp. (Chemicals)	56	19,992
Noble Corp. PLC (Energy Equipment & Services)	1,960	21,384
Nordson Corp. (Machinery)	448	28,197
NOW, Inc.* (Trading Companies & Distributors)	840	12,432
NVR, Inc.* (Household Durables)	56	85,413
Oceaneering International, Inc. (Energy Equipment & Services)	784	30,796
Office Depot, Inc.* (Specialty Retail)	3,976	25,526
OGE Energy Corp. (Electric Utilities)	1,624	44,432
Oil States International, Inc.* (Energy Equipment & Services)	392	10,243
Old Dominion Freight Line, Inc.* (Road & Rail)	560	34,159
Old Republic International Corp. (Insurance)	1,960	30,654
Olin Corp. (Chemicals)	616	10,355
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,288	45,273
ONE Gas, Inc. (Gas Utilities)	392	17,769
Orbital ATK, Inc. (Aerospace & Defense)	448	32,198
Oshkosh Corp. (Machinery)	616	22,379
Owens & Minor, Inc. (Health Care Providers & Services)	504	16,098
Packaging Corp. of America (Containers & Packaging)	784	47,166
PacWest Bancorp (Banks)	840	35,960
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	224	43,324
PAREXEL International Corp.* (Life Sciences Tools & Services)	448	27,740
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,176	15,453
Plantronics, Inc. (Communications Equipment)	280	14,238
PNM Resources, Inc. (Electric Utilities)	616	17,279
Polaris Industries, Inc. (Leisure Products)	504	60,414
Polycom, Inc.* (Communications Equipment)	1,064	11,151
PolyOne Corp. (Chemicals)	728	21,360
Post Holdings, Inc.* (Food Products)	504	29,786
Potlatch Corp. (Real Estate Investment Trusts)	336	9,673
Primerica, Inc. (Insurance)	392	17,667
Prosperity Bancshares, Inc. (Banks)	504	24,751
PTC, Inc.* (Software)	896	28,439
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,288	16,139
Questar Corp. (Gas Utilities)	1,400	27,174
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,680	24,461
Rackspace Hosting, Inc.* (Internet Software & Services)	952	23,495
Raymond James Financial, Inc. (Capital Markets)	1,008	50,027
Rayonier, Inc. (Real Estate Investment Trusts)	1,008	22,247
Regal Beloit Corp. (Electrical Equipment)	336	18,967
Regency Centers Corp. (Real Estate Investment Trusts)	784	48,726
Reinsurance Group of America, Inc. (Insurance)	560	50,730
Reliance Steel & Aluminum Co. (Metals & Mining)	616	33,270
RenaissanceRe Holdings, Ltd. (Insurance)	392	41,677
Rent-A-Center, Inc. (Specialty Retail)	448	10,864
ResMed, Inc. (Health Care Equipment & Supplies)	1,120	57,075
Rollins, Inc. (Commercial Services & Supplies)	728	19,561
Rovi Corp.* (Software)	672	7,049
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,008	16,279
Royal Gold, Inc. (Metals & Mining)	504	23,678
RPM International, Inc. (Chemicals)	1,064	44,571
Science Applications International Corp. (IT Services)	336	13,511
SEI Investments Co. (Capital Markets)	1,120	54,018
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,904	30,845
Sensient Technologies Corp. (Chemicals)	392	24,030
Service Corp. International (Diversified Consumer Services)	1,624	44,010
Signature Bank* (Banks)	392	53,924
Silgan Holdings, Inc. (Containers & Packaging)	336	17,485
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	336	13,957
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	448	41,816
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	336	45,050
SLM Corp.* (Consumer Finance)	3,416	25,278
SM Energy Co. (Oil, Gas & Consumable Fuels)	560	17,942
SolarWinds, Inc.* (Software)	560	21,974
Solera Holdings, Inc. (Software)	560	30,240
Sonoco Products Co. (Containers & Packaging)	784	29,588

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sotheby’s - Class A (Diversified Consumer Services)	504	$16,118
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	280	26,404
StanCorp Financial Group, Inc. (Insurance)	336	38,371
Steel Dynamics, Inc. (Metals & Mining)	1,960	33,672
STERIS Corp. (Health Care Equipment & Supplies)	504	32,745
Stifel Financial Corp.* (Capital Markets)	560	23,576
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,520	18,094
Superior Energy Services, Inc. (Energy Equipment & Services)	1,232	15,560
SUPERVALU, Inc.* (Food & Staples Retailing)	2,128	15,279
SVB Financial Group* (Banks)	392	45,292
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	280	23,089
Synopsys, Inc.* (Software)	1,232	56,894
Synovus Financial Corp. (Banks)	1,064	31,494
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	504	5,090
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	784	25,848
Taubman Centers, Inc. (Real Estate Investment Trusts)	504	34,816
TCF Financial Corp. (Banks)	1,344	20,375
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	280	19,180
Teledyne Technologies, Inc.* (Aerospace & Defense)	280	25,284
Teleflex, Inc. (Health Care Equipment & Supplies)	336	41,735
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	784	19,569
Tempur Sealy International, Inc.* (Household Durables)	504	36,001
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,680	30,257
Terex Corp. (Machinery)	896	16,074
The Boston Beer Co., Inc.* - Class A (Beverages)	56	11,794
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	336	18,131
The Chemours Co. (Chemicals)	1,456	9,420
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	392	58,353
The Hain Celestial Group, Inc.* (Food Products)	840	43,344
The Hanover Insurance Group, Inc. (Insurance)	336	26,107
The New York Times Co. - Class A (Media)	1,008	11,904
The Scotts Miracle-Gro Co. - Class A (Chemicals)	392	23,841
The Timken Co. (Machinery)	616	16,934
The Toro Co. (Machinery)	448	31,602
The Ultimate Software Group, Inc.* (Software)	224	40,098
The Valspar Corp. (Chemicals)	616	44,278
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,848	15,985
The WhiteWave Foods Co.* (Food Products)	1,400	56,210
Thor Industries, Inc. (Automobiles)	392	20,306
Thoratec Corp.* (Health Care Equipment & Supplies)	448	28,340
Time, Inc. (Media)	896	17,069
Toll Brothers, Inc.* (Household Durables)	1,288	44,101
Tootsie Roll Industries, Inc. (Food Products)	168	5,257
Towers Watson & Co. - Class A (Professional Services)	560	65,734
TreeHouse Foods, Inc.* (Food Products)	336	26,137
TRI Pointe Group, Inc.* (Household Durables)	1,176	15,394
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,072	34,022
Trinity Industries, Inc. (Machinery)	1,232	27,929
Triumph Group, Inc. (Aerospace & Defense)	392	16,495
Trustmark Corp. (Banks)	560	12,975
Tupperware Brands Corp. (Household Durables)	392	19,400
Tyler Technologies, Inc.* (Software)	280	41,807
UDR, Inc. (Real Estate Investment Trusts)	2,128	73,373
UGI Corp. (Gas Utilities)	1,400	48,748
Umpqua Holdings Corp. (Banks)	1,792	29,210
United Natural Foods, Inc.* (Food & Staples Retailing)	392	19,016
United States Steel Corp. (Metals & Mining)	1,176	12,254
United Therapeutics Corp.* (Biotechnology)	392	51,446
Urban Edge Properties (Real Estate Investment Trusts)	728	15,718
Valley National Bancorp (Banks)	1,848	18,184
Valmont Industries, Inc. (Machinery)	168	15,942
VCA, Inc.* (Health Care Providers & Services)	672	35,381
Vectren Corp. (Multi-Utilities)	672	28,231
VeriFone Systems, Inc.* (IT Services)	896	24,846
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,064	10,310
Vista Outdoor, Inc.* (Leisure Products)	504	22,393
W.R. Berkley Corp. (Insurance)	784	42,626
Wabtec Corp. (Machinery)	784	69,030
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	672	23,365
Washington Federal, Inc. (Thrifts & Mortgage Finance)	728	16,562
Waste Connections, Inc. (Commercial Services & Supplies)	1,008	48,968
Watsco, Inc. (Trading Companies & Distributors)	224	26,540
Webster Financial Corp. (Banks)	728	25,939
Weingarten Realty Investors (Real Estate Investment Trusts)	896	29,667
WellCare Health Plans, Inc.* (Health Care Providers & Services)	336	28,956
Werner Enterprises, Inc. (Road & Rail)	336	8,434
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	560	30,307
Westar Energy, Inc. (Electric Utilities)	1,120	43,052
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	560	24,707
WEX, Inc.* (IT Services)	336	29,178

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WGL Holdings, Inc. (Gas Utilities)	392	$22,607
Williams-Sonoma, Inc. (Specialty Retail)	672	51,308
WisdomTree Investments, Inc. (Capital Markets)	896	14,452
Woodward, Inc. (Machinery)	448	18,234
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	560	20,048
Worthington Industries, Inc. (Metals & Mining)	392	10,380
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,512	17,630
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,904	12,604
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	392	30,008

TOTAL COMMON STOCKS (Cost $7,019,156)		11,736,848

	Principal Amount
Repurchase Agreements(a)(b)(38.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $7,281,012	$7,281,000	7,281,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,281,000)		7,281,000
TOTAL INVESTMENT SECURITIES (Cost $14,300,156) - 101.0%		19,017,848
Net other assets (liabilities) - (1.0)%		(191,743)

NET ASSETS - 100.0%		$18,826,105

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $3,578,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	23	12/21/15	$3,134,440	$(84,450)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/15	0.55%	$8,690,200	$103,688
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/15	0.30%	5,210,882	59,767
				13,901,082	163,455

S&P MidCap 400	UBS AG	10/27/15	0.45%	5,602,997	108,765
SPDR S&P MidCap 400 ETF	UBS AG	10/27/15	0.45%	3,496,726	29,227
				9,099,723	137,992
				$23,000,805	$301,447

See accompanying notes to schedules of portfolio investments.

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$184,971	1.0%
Airlines	145,026	0.8%
Auto Components	56,909	0.3%
Automobiles	20,306	0.1%
Banks	667,817	3.5%
Beverages	11,794	0.1%
Biotechnology	51,446	0.3%
Building Products	139,377	0.7%
Capital Markets	235,906	1.3%
Chemicals	364,454	2.0%
Commercial Services & Supplies	204,158	1.1%
Communications Equipment	112,664	0.6%
Construction & Engineering	63,454	0.3%
Construction Materials	26,821	0.1%
Consumer Finance	25,278	0.1%
Containers & Packaging	165,654	0.9%
Distributors	69,879	0.4%
Diversified Consumer Services	113,301	0.6%
Diversified Financial Services	91,694	0.5%
Electric Utilities	214,351	1.1%
Electrical Equipment	111,262	0.6%
Electronic Equipment, Instruments & Components	415,639	2.2%
Energy Equipment & Services	161,893	0.9%
Food & Staples Retailing	68,876	0.4%
Food Products	276,364	1.4%
Gas Utilities	198,756	1.1%
Health Care Equipment & Supplies	487,346	2.5%
Health Care Providers & Services	317,034	1.7%
Health Care Technology	18,749	0.1%
Hotels, Restaurants & Leisure	276,661	1.5%
Household Durables	295,613	1.6%
Household Products	108,780	0.6%
Independent Power and Renewable Electricity Producers	5,090	NM
Industrial Conglomerates	44,040	0.2%
Insurance	691,795	3.7%
Internet & Catalog Retail	16,027	0.1%
Internet Software & Services	23,495	0.1%
IT Services	431,092	2.3%
Leisure Products	117,671	0.6%
Life Sciences Tools & Services	164,875	0.9%
Machinery	486,228	2.6%
Marine	27,754	0.1%
Media	186,207	1.0%
Metals & Mining	172,473	0.9%
Multiline Retail	41,675	0.2%
Multi-Utilities	121,498	0.6%
Oil, Gas & Consumable Fuels	236,115	1.3%
Paper & Forest Products	33,967	0.2%
Personal Products	52,410	0.3%
Pharmaceuticals	38,206	0.2%
Professional Services	149,260	0.8%
Real Estate Investment Trusts	1,225,592	6.6%
Real Estate Management & Development	61,764	0.3%
Road & Rail	111,645	0.6%
Semiconductors & Semiconductor Equipment	214,220	1.1%
Software	612,631	3.2%
Specialty Retail	362,174	1.9%
Technology Hardware, Storage & Peripherals	69,888	0.4%
Textiles, Apparel & Luxury Goods	121,177	0.6%
Thrifts & Mortgage Finance	81,289	0.4%
Trading Companies & Distributors	77,730	0.4%
Water Utilities	37,058	0.2%
Wireless Telecommunication Services	19,569	0.1%
Other**	7,089,257	37.7%
Total	$18,826,105	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (48.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	250	$2,275
2U, Inc.* (Diversified Consumer Services)	200	7,180
8x8, Inc.* (Diversified Telecommunication Services)	650	5,376
A. Schulman, Inc. (Chemicals)	200	6,494
A10 Networks, Inc.* (Software)	350	2,097
AAON, Inc. (Building Products)	300	5,814
AAR Corp. (Aerospace & Defense)	250	4,743
Abaxis, Inc. (Health Care Equipment & Supplies)	150	6,599
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	300	4,965
Abercrombie & Fitch Co. - Class A (Specialty Retail)	450	9,536
ABIOMED, Inc.* (Health Care Equipment & Supplies)	250	23,189
ABM Industries, Inc. (Commercial Services & Supplies)	350	9,559
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	950	1,216
Acacia Research Corp. (Professional Services)	400	3,632
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	500	16,534
Acadia Realty Trust (Real Estate Investment Trusts)	450	13,532
ACCO Brands Corp.* (Commercial Services & Supplies)	800	5,656
Accuray, Inc.* (Health Care Equipment & Supplies)	650	3,247
Accuride Corp.* (Machinery)	550	1,524
Aceto Corp. (Health Care Providers & Services)	200	5,490
Achillion Pharmaceuticals, Inc.* (Biotechnology)	800	5,528
ACI Worldwide, Inc.* (Software)	700	14,784
Acorda Therapeutics, Inc.* (Biotechnology)	300	7,953
Actua Corp.* (Internet Software & Services)	300	3,528
Actuant Corp. - Class A (Machinery)	400	7,356
Acxiom Corp.* (IT Services)	500	9,880
ADTRAN, Inc. (Communications Equipment)	400	5,840
Advanced Drainage Systems, Inc. (Building Products)	250	7,233
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	300	7,890
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,100	7,052
Advaxis, Inc.* (Biotechnology)	250	2,558
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	200	2,720
Aegion Corp.* (Construction & Engineering)	300	4,944
Aerohive Networks, Inc.* (Communications Equipment)	300	1,794
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	400	6,472
Affymetrix, Inc.* (Life Sciences Tools & Services)	550	4,697
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	250	3,805
Agenus, Inc.* (Biotechnology)	600	2,760
Air Methods Corp.* (Health Care Providers & Services)	250	8,523
Air Transport Services Group, Inc.* (Air Freight & Logistics)	400	3,420
Aircastle, Ltd. (Trading Companies & Distributors)	400	8,244
AK Steel Holding Corp.* (Metals & Mining)	1,300	3,133
Akebia Therapeutics, Inc.* (Biotechnology)	250	2,415
Albany International Corp. - Class A (Machinery)	200	5,722
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	200	3,484
Alexander & Baldwin, Inc. (Real Estate Management & Development)	300	10,299
Alimera Sciences, Inc.* (Pharmaceuticals)	450	995
ALLETE, Inc. (Electric Utilities)	300	15,147
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	250	4,518
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	250	1,948
Altisource Residential Corp. (Real Estate Investment Trusts)	400	5,568
Altra Industrial Motion Corp. (Machinery)	200	4,624
AMAG Pharmaceuticals, Inc.* (Biotechnology)	200	7,946
Ambac Financial Group, Inc.* (Insurance)	300	4,341
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	200	11,558
Amedisys, Inc.* (Health Care Providers & Services)	200	7,594
American Assets Trust, Inc. (Real Estate Investment Trusts)	250	10,215
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	500	9,970
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	350	5,159
American Eagle Outfitters, Inc. (Specialty Retail)	1,200	18,755
American Equity Investment Life Holding Co. (Insurance)	500	11,655
American Residential Properties, Inc. (Real Estate Investment Trusts)	250	4,318
American Software, Inc. - Class A (Software)	250	2,355
American States Water Co. (Water Utilities)	250	10,350
American Vanguard Corp. (Chemicals)	250	2,890

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ameris Bancorp (Banks)	250	$7,188
Amicus Therapeutics, Inc.* (Biotechnology)	650	9,094
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	750	3,368
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	300	9,003
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	250	2,923
AmSurg Corp.* (Health Care Providers & Services)	300	23,312
Anacor Pharmaceuticals, Inc.* (Biotechnology)	250	29,427
Angie’s List, Inc.* (Internet Software & Services)	450	2,268
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	200	2,638
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	200	11,556
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,450	2,465
Anthera Pharmaceuticals, Inc.* (Biotechnology)	350	2,132
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	850	4,199
Apogee Enterprises, Inc. (Building Products)	200	8,930
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	400	6,284
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	600	6,636
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	250	3,165
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	250	9,537
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	650	3,452
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	400	748
Aratana Therapeutics, Inc.* (Pharmaceuticals)	250	2,115
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	400	2,380
ArcBest Corp. (Road & Rail)	200	5,154
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,650	3,152
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	250	2,998
Argo Group International Holdings, Ltd. (Insurance)	200	11,318
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,100	6,424
Arlington Asset Investment Corp. - Class A (Capital Markets)	200	2,810
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	250	2,443
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	300	6,012
Array BioPharma, Inc.* (Biotechnology)	950	4,332
Arrowhead Research Corp.* (Biotechnology)	500	2,880
Asbury Automotive Group, Inc.* (Specialty Retail)	150	12,173
Ascena Retail Group, Inc.* (Specialty Retail)	900	12,519
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	200	2,806
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	600	3,660
Aspen Technology, Inc.* (Software)	500	18,954
Astoria Financial Corp. (Thrifts & Mortgage Finance)	600	9,660
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	1,100	2,046
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	150	5,184
AtriCure, Inc.* (Health Care Equipment & Supplies)	200	4,382
Atwood Oceanics, Inc. (Energy Equipment & Services)	400	5,923
AVG Technologies N.V.* (Software)	300	6,525
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,990
Avista Corp. (Multi-Utilities)	400	13,300
AVX Corp. (Electronic Equipment, Instruments & Components)	350	4,582
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,050	2,804
Axiall Corp. (Chemicals)	450	7,061
AZZ, Inc. (Electrical Equipment)	150	7,304
B&G Foods, Inc. - Class A (Food Products)	350	12,757
Balchem Corp. (Chemicals)	200	12,154
Banc of California, Inc. (Banks)	300	3,681
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	200	4,630
BancorpSouth, Inc. (Banks)	600	14,262
Bank Mutual Corp. (Thrifts & Mortgage Finance)	450	3,456
Bank of the Ozarks, Inc. (Banks)	450	19,691
Bankrate, Inc.* (Internet Software & Services)	500	5,175
Barnes & Noble Education, Inc.* (Specialty Retail)	200	2,542
Barnes & Noble, Inc. (Specialty Retail)	350	4,239
Barnes Group, Inc. (Machinery)	350	12,617
Basic Energy Services, Inc.* (Energy Equipment & Services)	400	1,320
Bazaarvoice, Inc.* (Internet Software & Services)	550	2,481
BBCN Bancorp, Inc. (Banks)	550	8,261
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	300	9,746
Beazer Homes USA, Inc.* (Household Durables)	200	2,666
bebe Stores, Inc. (Specialty Retail)	750	705
Belden, Inc. (Electronic Equipment, Instruments & Components)	250	11,672
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	650	6,572
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	350	7,616
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	550	7,293
Berkshire Hills Bancorp, Inc. (Banks)	200	5,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Berry Plastics Group, Inc.* (Containers & Packaging)	700	$21,049
BGC Partners, Inc. - Class A (Capital Markets)	1,200	9,864
Big Lots, Inc. (Multiline Retail)	350	16,772
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	450	1,485
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	500	5,700
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	400	2,224
BioScrip, Inc.* (Health Care Providers & Services)	750	1,403
BioTelemetry, Inc.* (Health Care Providers & Services)	300	3,672
BioTime, Inc.* (Biotechnology)	600	1,800
Black Diamond, Inc.* (Leisure Products)	250	1,570
Black Hills Corp. (Multi-Utilities)	300	12,402
Blackbaud, Inc. (Software)	300	16,836
Blackhawk Network Holdings, Inc.* (IT Services)	350	14,837
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	750	13,635
Blount International, Inc.* (Machinery)	400	2,228
Blucora, Inc.* (Internet Software & Services)	300	4,131
Blue Hills Bancorp, Inc. (Banks)	250	3,463
BNC Bancorp (Banks)	200	4,446
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	150	6,503
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	350	2,898
Boise Cascade Co.* (Paper & Forest Products)	250	6,305
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	350	1,425
Boston Private Financial Holdings, Inc. (Banks)	550	6,435
Bottomline Technologies, Inc.* (Software)	300	7,503
Boulder Brands, Inc.* (Food Products)	500	4,095
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	550	8,965
Brady Corp. - Class A (Electrical Equipment)	300	5,898
Briggs & Stratton Corp. (Machinery)	300	5,793
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	250	16,060
Brightcove, Inc.* (Internet Software & Services)	350	1,722
Bristow Group, Inc. (Energy Equipment & Services)	200	5,231
BroadSoft, Inc.* (Software)	200	5,992
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	500	5,070
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	500	5,855
Builders FirstSource, Inc.* (Building Products)	350	4,438
Burlington Stores, Inc.* (Multiline Retail)	450	22,968
C&J Energy Services, Ltd.* (Energy Equipment & Services)	400	1,408
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	150	5,811
CACI International, Inc.* - Class A (IT Services)	150	11,096
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	450	3,195
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	500	2,945
CalAmp Corp.* (Communications Equipment)	250	4,023
Caleres, Inc. (Specialty Retail)	300	9,159
Calgon Carbon Corp. (Chemicals)	350	5,453
California Water Service Group (Water Utilities)	350	7,742
Calix, Inc.* (Communications Equipment)	400	3,116
Callaway Golf Co. (Leisure Products)	600	5,010
Callidus Software, Inc.* (Software)	400	6,796
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	550	4,010
Cal-Maine Foods, Inc. (Food Products)	200	10,922
Cambrex Corp.* (Life Sciences Tools & Services)	200	7,936
Campus Crest Communities, Inc. (Real Estate Investment Trusts)	600	3,192
Cantel Medical Corp. (Health Care Equipment & Supplies)	200	11,339
Capital Bank Financial Corp.* - Class A (Banks)	150	4,535
Capital Senior Living Corp.* (Health Care Providers & Services)	200	4,010
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	900	10,908
Capstead Mortgage Corp. (Real Estate Investment Trusts)	650	6,429
Cardinal Financial Corp. (Banks)	250	5,753
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	200	3,168
Cardtronics, Inc.* (IT Services)	300	9,810
Career Education Corp.* (Diversified Consumer Services)	750	2,820
CareTrust REIT, Inc. (Real Estate Investment Trusts)	300	3,405
Carmike Cinemas, Inc.* (Media)	200	4,018
Carpenter Technology Corp. (Metals & Mining)	300	8,931
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	300	9,162
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	300	3,570
Cascade Bancorp* (Banks)	400	2,164
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	450	2,610
Casey’s General Stores, Inc. (Food & Staples Retailing)	250	25,730
Cash America International, Inc. (Consumer Finance)	200	5,594
Castle Brands, Inc.* (Beverages)	1,200	1,584
Castlight Health, Inc.* - Class B (Health Care Technology)	350	1,470
Catalent, Inc.* (Pharmaceuticals)	500	12,150
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	750	2,250
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	350	3,598
Cathay General Bancorp (Banks)	500	14,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	350	$21,479
CBIZ, Inc.* (Professional Services)	400	3,928
CEB, Inc. (Professional Services)	200	13,667
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	650	4,037
Celadon Group, Inc. (Road & Rail)	200	3,204
Celldex Therapeutics, Inc.* (Biotechnology)	600	6,324
Cempra, Inc.* (Pharmaceuticals)	200	5,568
CenterState Banks, Inc. (Banks)	350	5,145
Central European Media Enterprises, Ltd.* - Class A (Media)	1,000	2,160
Central Garden & Pet Co.* - Class A (Household Products)	350	5,639
Central Pacific Financial Corp. (Banks)	200	4,194
Century Aluminum Co.* (Metals & Mining)	400	1,840
Cepheid* (Biotechnology)	450	20,339
Cerus Corp.* (Health Care Equipment & Supplies)	800	3,632
Chambers Street Properties (Real Estate Investment Trusts)	1,500	9,735
Chart Industries, Inc.* (Machinery)	200	3,842
Chatham Lodging Trust (Real Estate Investment Trusts)	250	5,370
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	350	2,538
Chegg, Inc.* (Diversified Consumer Services)	600	4,326
Chemical Financial Corp. (Banks)	250	8,088
ChemoCentryx, Inc.* (Biotechnology)	300	1,815
Chemtura Corp.* (Chemicals)	450	12,879
Chesapeake Lodging Trust (Real Estate Investment Trusts)	400	10,424
Chico’s FAS, Inc. (Specialty Retail)	900	14,156
Chimerix, Inc.* (Biotechnology)	250	9,550
Christopher & Banks Corp.* (Specialty Retail)	500	555
Ciber, Inc.* (IT Services)	800	2,544
Ciena Corp.* (Communications Equipment)	750	15,539
Cimpress N.V.* (Internet Software & Services)	200	15,221
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,500	4,680
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	400	12,603
Citizens, Inc.* (Insurance)	450	3,339
Civeo Corp. (Commercial Services & Supplies)	1,000	1,480
CLARCOR, Inc. (Machinery)	300	14,303
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	600	2,700
Cleco Corp. (Electric Utilities)	350	18,634
Cliffs Natural Resources, Inc. (Metals & Mining)	1,150	2,806
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	250	3,470
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	600	1,578
Clovis Oncology, Inc.* (Biotechnology)	150	13,793
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	300	6,438
CNO Financial Group, Inc. (Insurance)	1,200	22,571
CoBiz Financial, Inc. (Banks)	300	3,903
Coeur Mining, Inc.* (Metals & Mining)	1,000	2,820
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	300	8,147
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	150	8,205
Coherus Biosciences, Inc.* (Biotechnology)	200	4,008
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	250	2,465
Colony Capital, Inc. (Real Estate Investment Trusts)	700	13,692
Columbia Banking System, Inc. (Banks)	350	10,924
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	200	11,758
Comfort Systems USA, Inc. (Construction & Engineering)	250	6,815
Commercial Metals Co. (Metals & Mining)	750	10,162
Commercial Vehicle Group, Inc.* (Machinery)	350	1,411
Community Bank System, Inc. (Banks)	250	9,293
CommVault Systems, Inc.* (Software)	300	10,188
comScore, Inc.* (Internet Software & Services)	200	9,230
CONMED Corp. (Health Care Equipment & Supplies)	200	9,548
ConnectOne Bancorp, Inc. (Banks)	250	4,825
Conn’s, Inc.* (Specialty Retail)	200	4,808
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	350	6,745
Constant Contact, Inc.* (Internet Software & Services)	250	6,060
Continental Building Products, Inc.* (Building Products)	250	5,135
Convergys Corp. (IT Services)	600	13,866
Con-way, Inc. (Road & Rail)	350	16,608
Cooper Tire & Rubber Co. (Auto Components)	350	13,829
Corcept Therapeutics, Inc.* (Pharmaceuticals)	550	2,068
Core-Mark Holding Co., Inc. (Distributors)	150	9,818
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	450	1,989
CoreSite Realty Corp. (Real Estate Investment Trusts)	150	7,716
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	400	1,236
CorMedix, Inc.* (Biotechnology)	450	896
Cornerstone OnDemand, Inc.* (Internet Software & Services)	350	11,549
Coupons.com, Inc.* (Internet Software & Services)	450	4,050
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,350	12,447
Cowen Group, Inc.* - Class A (Capital Markets)	850	3,876
Crawford & Co. (Insurance)	300	1,683
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	250	4,953
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	550	7,109

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	300	$4,083
Crown Media Holdings, Inc.* (Media)	450	2,408
CryoLife, Inc. (Health Care Equipment & Supplies)	250	2,433
CSG Systems International, Inc. (IT Services)	250	7,700
CTI BioPharma Corp.* (Biotechnology)	1,500	2,190
CTS Corp. (Electronic Equipment, Instruments & Components)	250	4,628
CubeSmart (Real Estate Investment Trusts)	1,000	27,209
Cumulus Media, Inc.* - Class A (Media)	1,400	985
Curis, Inc.* (Biotechnology)	1,050	2,121
Curtiss-Wright Corp. (Aerospace & Defense)	300	18,725
Customers Bancorp, Inc.* (Banks)	200	5,140
CVB Financial Corp. (Banks)	700	11,690
Cvent, Inc.* (Internet Software & Services)	200	6,732
Cyberonics, Inc.* (Health Care Equipment & Supplies)	150	9,117
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	150	4,506
CyrusOne, Inc. (Real Estate Investment Trusts)	350	11,431
CYS Investments, Inc. (Real Estate Investment Trusts)	1,050	7,623
Cytokinetics, Inc.* (Biotechnology)	400	2,676
CytRx Corp.* (Biotechnology)	650	1,541
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	300	2,601
Dana Holding Corp. (Auto Components)	1,000	15,879
Darling Ingredients, Inc.* (Food Products)	1,050	11,802
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	5,675
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	550	18,512
Dealertrack Technologies, Inc.* (Internet Software & Services)	350	22,105
Dean Foods Co. (Food Products)	600	9,912
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	200	11,612
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	200	2,778
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	350	9,694
Deluxe Corp. (Commercial Services & Supplies)	300	16,721
Demandware, Inc.* (Internet Software & Services)	200	10,335
Denny’s Corp.* (Hotels, Restaurants & Leisure)	600	6,618
Depomed, Inc.* (Pharmaceuticals)	400	7,540
Destination XL Group, Inc.* (Specialty Retail)	450	2,615
DeVry Education Group, Inc. (Diversified Consumer Services)	400	10,884
DHI Group, Inc.* (Internet Software & Services)	400	2,924
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	700	5,194
Diamond Foods, Inc.* (Food Products)	200	6,172
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	300	7,017
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,250	13,813
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	400	11,907
Digi International, Inc.* (Communications Equipment)	250	2,948
Digital Turbine, Inc.* (Software)	650	1,177
DigitalGlobe, Inc.* (Aerospace & Defense)	450	8,559
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	250	4,225
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	250	5,343
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	250	7,183
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	200	2,062
Dorman Products, Inc.* (Auto Components)	200	10,178
Dot Hill Systems Corp.* (Technology Hardware, Storage & Peripherals)	550	5,352
Douglas Dynamics, Inc. (Machinery)	200	3,972
DreamWorks Animation SKG, Inc.* - Class A (Media)	500	8,725
Drew Industries, Inc. (Auto Components)	150	8,192
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,278
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	400	10,352
Durect Corp.* (Pharmaceuticals)	1,150	2,243
Dyax Corp.* (Biotechnology)	900	17,180
Dycom Industries, Inc.* (Construction & Engineering)	200	14,472
Dynavax Technologies Corp.* (Biotechnology)	200	4,908
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	750	15,502
Dynex Capital, Inc. (Real Estate Investment Trusts)	450	2,952
Eagle Bancorp, Inc.* (Banks)	200	9,100
Eagle Bulk Shipping, Inc.* (Marine)	300	1,779
EarthLink Holdings Corp. (Internet Software & Services)	750	5,835
EastGroup Properties, Inc. (Real Estate Investment Trusts)	200	10,836
Ebix, Inc. (Software)	200	4,992
Echo Global Logistics, Inc.* (Air Freight & Logistics)	200	3,920
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	500	975
Education Realty Trust, Inc. (Real Estate Investment Trusts)	300	9,885
El Paso Electric Co. (Electric Utilities)	250	9,205
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	350	3,157
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	300	12,983
Elizabeth Arden, Inc.* (Personal Products)	250	2,923
Ellie Mae, Inc.* (Software)	200	13,314
EMCOR Group, Inc. (Construction & Engineering)	400	17,699
EMCORE Corp.* (Communications Equipment)	350	2,380

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Emergent BioSolutions, Inc.* (Biotechnology)	200	$5,698
Employers Holdings, Inc. (Insurance)	250	5,573
Encore Capital Group, Inc.* (Consumer Finance)	200	7,400
Endocyte, Inc.* (Pharmaceuticals)	450	2,061
Endologix, Inc.* (Health Care Equipment & Supplies)	450	5,517
Endurance International Group Holdings, Inc.* (Internet Software & Services)	400	5,344
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	400	1,164
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	950	998
EnerNOC, Inc.* (Software)	250	1,975
EnerSys (Electrical Equipment)	250	13,394
Ennis, Inc. (Commercial Services & Supplies)	200	3,472
Enova International, Inc.* (Consumer Finance)	200	2,044
Enphase Energy, Inc.* (Electrical Equipment)	300	1,110
EnPro Industries, Inc. (Machinery)	150	5,876
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	900	11,870
Entercom Communications Corp.* - Class A (Media)	250	2,540
Entravision Communications Corp. - Class A (Media)	500	3,320
Envestnet, Inc.* (Internet Software & Services)	250	7,493
EPAM Systems, Inc.* (IT Services)	300	22,355
Epiq Systems, Inc. (Software)	250	3,230
Epizyme, Inc.* (Biotechnology)	200	2,572
EPR Properties (Real Estate Investment Trusts)	350	18,049
Equity One, Inc. (Real Estate Investment Trusts)	450	10,953
Eros International PLC* (Media)	200	5,438
ESCO Technologies, Inc. (Machinery)	200	7,180
Essendant, Inc. (Commercial Services & Supplies)	250	8,108
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	350	8,698
Esterline Technologies Corp.* (Aerospace & Defense)	200	14,378
Ethan Allen Interiors, Inc. (Household Durables)	200	5,282
Euronet Worldwide, Inc.* (IT Services)	300	22,226
EverBank Financial Corp. (Thrifts & Mortgage Finance)	600	11,580
Evercore Partners, Inc. - Class A (Capital Markets)	200	10,048
Everi Holdings, Inc.* (IT Services)	550	2,822
EVERTEC, Inc. (IT Services)	450	8,132
EVINE Live, Inc.* (Internet & Catalog Retail)	700	1,834
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	300	1,665
Exact Sciences Corp.* (Biotechnology)	550	9,894
ExamWorks Group, Inc.* (Health Care Providers & Services)	250	7,310
Exar Corp.* (Semiconductors & Semiconductor Equipment)	350	2,083
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,800	1,350
Exelixis, Inc.* (Biotechnology)	1,450	8,135
ExlService Holdings, Inc.* (IT Services)	250	9,233
Exponent, Inc. (Professional Services)	200	8,912
Express, Inc.* (Specialty Retail)	550	9,829
Exterran Holdings, Inc. (Energy Equipment & Services)	450	8,099
Extreme Networks, Inc.* (Communications Equipment)	1,000	3,360
EZCORP, Inc.* - Class A (Consumer Finance)	450	2,777
F.N.B. Corp. (Banks)	1,100	14,245
Fabrinet* (Electronic Equipment, Instruments & Components)	250	4,583
Fair Isaac Corp. (Software)	200	16,899
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	750	10,530
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	500	1,350
FCB Financial Holdings, Inc.* - Class A (Banks)	200	6,524
Federal Signal Corp. (Machinery)	450	6,170
Federal-Mogul Holdings Corp.* (Auto Components)	300	2,049
FEI Co. (Electronic Equipment, Instruments & Components)	250	18,259
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	950	6,717
Ferro Corp.* (Chemicals)	500	5,475
Fibrocell Science, Inc.* (Biotechnology)	350	1,348
FibroGen, Inc.* (Biotechnology)	350	7,672
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	200	9,074
Financial Engines, Inc. (Capital Markets)	350	10,315
Finisar Corp.* (Communications Equipment)	650	7,235
First American Financial Corp. (Insurance)	650	25,395
First BanCorp.* (Banks)	850	3,026
First Busey Corp. (Banks)	200	3,974
First Cash Financial Services, Inc.* (Consumer Finance)	200	8,012
First Commonwealth Financial Corp. (Banks)	650	5,909
First Financial Bancorp (Banks)	400	7,632
First Financial Bankshares, Inc. (Banks)	400	12,712
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	700	14,664
First Merchants Corp. (Banks)	250	6,555
First Midwest Bancorp, Inc. (Banks)	500	8,770
First Potomac Realty Trust (Real Estate Investment Trusts)	450	4,950
FirstMerit Corp. (Banks)	1,000	17,669
Five Below, Inc.* (Specialty Retail)	350	11,753
Five Star Quality Care, Inc.* (Health Care Providers & Services)	500	1,545
Five9, Inc.* (Internet Software & Services)	350	1,295
Fleetmatics Group PLC* (Software)	250	12,273
Flotek Industries, Inc.* (Chemicals)	400	6,680

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fluidigm Corp.* (Life Sciences Tools & Services)	200	$1,622
Flushing Financial Corp. (Thrifts & Mortgage Finance)	250	5,005
FNFV Group (Diversified Financial Services)	550	6,446
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	250	1,833
Forestar Group, Inc.* (Real Estate Management & Development)	300	3,945
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	450	3,051
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	400	4,884
Forward Air Corp. (Air Freight & Logistics)	200	8,298
Francesca’s Holdings Corp.* (Specialty Retail)	350	4,281
Franklin Electric Co., Inc. (Electrical Equipment)	300	8,169
Franklin Street Properties Corp. (Real Estate Investment Trusts)	600	6,450
Fred’s, Inc. - Class A (Multiline Retail)	300	3,555
Fresh Del Monte Produce, Inc. (Food Products)	200	7,902
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	1,050	2,825
FTI Consulting, Inc.* (Professional Services)	250	10,378
FuelCell Energy, Inc.* (Electrical Equipment)	2,750	2,021
Fulton Financial Corp. (Banks)	1,100	13,310
Furmanite Corp.* (Construction & Engineering)	350	2,128
FutureFuel Corp. (Chemicals)	250	2,470
GAIN Capital Holdings, Inc. (Diversified Financial Services)	300	2,184
Galena Biopharma, Inc.* (Biotechnology)	1,600	2,528
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	300	2,886
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	850	978
Generac Holdings, Inc.* (Electrical Equipment)	450	13,540
General Cable Corp. (Electrical Equipment)	350	4,165
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	250	4,315
Genesco, Inc.* (Specialty Retail)	150	8,561
Genesis Healthcare, Inc.* (Health Care Providers & Services)	400	2,452
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	350	2,755
Gentherm, Inc.* (Auto Components)	250	11,230
Geron Corp.* (Biotechnology)	1,200	3,312
Getty Realty Corp. (Real Estate Investment Trusts)	200	3,160
Gibraltar Industries, Inc.* (Building Products)	250	4,588
Gigamon, Inc.* (Software)	200	4,002
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	250	15,415
Glacier Bancorp, Inc. (Banks)	500	13,195
Global Eagle Entertainment, Inc.* (Media)	350	4,018
Globalstar, Inc.* (Diversified Telecommunication Services)	3,300	5,181
Globe Specialty Metals, Inc. (Metals & Mining)	450	5,459
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	450	9,297
Glu Mobile, Inc.* (Software)	900	3,933
Gogo, Inc.* (Internet Software & Services)	400	6,112
Golden Ocean Group, Ltd. (Marine)	700	1,722
Government Properties Income Trust (Real Estate Investment Trusts)	450	7,200
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	400	8,308
Grand Canyon Education, Inc.* (Diversified Consumer Services)	300	11,397
Granite Construction, Inc. (Construction & Engineering)	250	7,418
Gray Television, Inc.* (Media)	450	5,742
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	550	2,772
Great Western Bancorp, Inc. (Banks)	300	7,611
Greatbatch, Inc.* (Health Care Equipment & Supplies)	150	8,463
Green Dot Corp.* - Class A (Consumer Finance)	300	5,280
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	250	4,865
Greenhill & Co., Inc. (Capital Markets)	200	5,694
Greenlight Capital Re, Ltd.* - Class A (Insurance)	200	4,456
Greif, Inc. - Class A (Containers & Packaging)	200	6,382
Griffon Corp. (Building Products)	250	3,943
Group 1 Automotive, Inc. (Specialty Retail)	150	12,772
GrubHub, Inc.* (Internet Software & Services)	450	10,952
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	300	3,819
GTT Communications, Inc.* (Internet Software & Services)	200	4,652
GUESS?, Inc. (Specialty Retail)	400	8,544
Guidewire Software, Inc.* (Software)	450	23,660
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	250	1,528
H&E Equipment Services, Inc. (Trading Companies & Distributors)	250	4,180
H.B. Fuller Co. (Chemicals)	300	10,182
Haemonetics Corp.* (Health Care Equipment & Supplies)	350	11,311
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	3,050	1,617
Halozyme Therapeutics, Inc.* (Biotechnology)	650	8,730
Halyard Health, Inc.* (Health Care Equipment & Supplies)	300	8,532
Hampton Roads Bankshares, Inc.* (Banks)	800	1,520
Hancock Holding Co. (Banks)	500	13,525
Hanger, Inc.* (Health Care Providers & Services)	250	3,410
Hanmi Financial Corp. (Banks)	250	6,300
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	250	4,305

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harmonic, Inc.* (Communications Equipment)	700	$4,060
Harsco Corp. (Machinery)	550	4,989
Harte-Hanks, Inc. (Media)	450	1,589
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	400	1,512
Hatteras Financial Corp. (Real Estate Investment Trusts)	650	9,848
Hawaiian Holdings, Inc.* (Airlines)	350	8,638
Headwaters, Inc.* (Construction Materials)	500	9,400
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	650	16,152
Healthcare Services Group, Inc. (Commercial Services & Supplies)	450	15,164
HealthEquity, Inc.* (Health Care Providers & Services)	250	7,388
HealthSouth Corp. (Health Care Providers & Services)	550	21,103
HealthStream, Inc.* (Health Care Technology)	200	4,362
Healthways, Inc.* (Health Care Providers & Services)	300	3,336
Heartland Express, Inc. (Road & Rail)	350	6,979
Heartland Payment Systems, Inc. (IT Services)	250	15,752
Hecla Mining Co. (Metals & Mining)	2,550	5,024
HEICO Corp. - Class A (Aerospace & Defense)	250	11,353
Helen of Troy, Ltd.* (Household Durables)	200	17,859
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	700	3,353
Heritage Financial Corp. (Banks)	250	4,705
Heritage Insurance Holdings, Inc.* (Insurance)	200	3,946
Heritage Oaks Bancorp (Banks)	300	2,388
Herman Miller, Inc. (Commercial Services & Supplies)	400	11,536
Heron Therapeutics, Inc.* (Biotechnology)	200	4,880
Hersha Hospitality Trust (Real Estate Investment Trusts)	350	7,931
HFF, Inc. - Class A (Capital Markets)	250	8,440
Hibbett Sports, Inc.* (Specialty Retail)	150	5,252
Highwoods Properties, Inc. (Real Estate Investment Trusts)	550	21,312
Hill International, Inc.* (Professional Services)	450	1,476
Hillenbrand, Inc. (Machinery)	400	10,403
Hilltop Holdings, Inc.* (Banks)	500	9,905
HMS Holdings Corp.* (Health Care Providers & Services)	600	5,262
HNI Corp. (Commercial Services & Supplies)	300	12,870
Home BancShares, Inc. (Banks)	350	14,175
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	200	4,620
Horace Mann Educators Corp. (Insurance)	250	8,305
Horizon Global Corp.* (Auto Components)	100	882
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	250	3,383
Horsehead Holding Corp.* (Metals & Mining)	1,000	3,040
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	850	17,264
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,150	2,036
HRG Group, Inc.* (Household Products)	550	6,451
HSN, Inc. (Internet & Catalog Retail)	200	11,447
Hub Group, Inc.* - Class A (Air Freight & Logistics)	250	9,103
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	450	12,956
Huron Consulting Group, Inc.* (Professional Services)	150	9,380
IBERIABANK Corp. (Banks)	250	14,553
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	300	4,056
IDACORP, Inc. (Electric Utilities)	300	19,412
Idera Pharmaceuticals, Inc.* (Biotechnology)	850	2,848
IGI Laboratories, Inc.* (Pharmaceuticals)	450	2,943
II-VI, Inc.* (Electrical Equipment)	350	5,628
Imation Corp.* (Technology Hardware, Storage & Peripherals)	500	1,065
IMAX Corp.* (Media)	400	13,515
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	250	2,808
ImmunoGen, Inc.* (Biotechnology)	600	5,760
Immunomedics, Inc.* (Biotechnology)	850	1,462
Impax Laboratories, Inc.* (Pharmaceuticals)	450	15,844
Imperva, Inc.* (Software)	150	9,822
inContact, Inc.* (Diversified Telecommunication Services)	450	3,380
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	300	2,163
Independent Bank Corp. (Banks)	200	9,220
Independent Bank Corp./MI (Banks)	200	2,952
Infinera Corp.* (Communications Equipment)	800	15,647
Infinity Pharmaceuticals, Inc.* (Biotechnology)	400	3,380
Infoblox, Inc.* (Software)	350	5,593
InfraREIT, Inc. (Real Estate Investment Trusts)	150	3,552
Inland Real Estate Corp. (Real Estate Investment Trusts)	650	5,265
InnerWorkings, Inc.* (Commercial Services & Supplies)	400	2,500
Innospec, Inc. (Chemicals)	150	6,977
Inovio Pharmaceuticals, Inc.* (Biotechnology)	550	3,179
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	250	6,010
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	250	6,463
Insmed, Inc.* (Biotechnology)	400	7,428
Insulet Corp.* (Health Care Equipment & Supplies)	350	9,069
Insys Therapeutics, Inc.* (Biotechnology)	150	4,269
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	150	8,933
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	900	18,269

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integrated Silicon Solution, Inc. (Semiconductors & Semiconductor Equipment)	250	$5,373
Inteliquent, Inc. (Diversified Telecommunication Services)	250	5,583
Intelsat S.A.* (Diversified Telecommunication Services)	300	1,929
InterDigital, Inc. (Communications Equipment)	250	12,650
Interface, Inc. (Commercial Services & Supplies)	450	10,098
Internap Corp.* (Internet Software & Services)	450	2,759
International Bancshares Corp. (Banks)	350	8,761
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	200	6,344
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	850	9,945
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	300	5,508
Intralinks Holdings, Inc.* (Internet Software & Services)	350	2,902
Intrepid Potash, Inc.* (Chemicals)	450	2,493
Invacare Corp. (Health Care Equipment & Supplies)	250	3,618
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	500	4,645
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	800	9,792
Investment Technology Group, Inc. (Capital Markets)	250	3,335
Investors Bancorp, Inc. (Banks)	2,100	25,913
Investors Real Estate Trust (Real Estate Investment Trusts)	900	6,966
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	200	1,724
ION Geophysical Corp.* (Energy Equipment & Services)	1,850	722
Iridium Communications, Inc.* (Diversified Telecommunication Services)	600	3,690
iRobot Corp.* (Household Durables)	200	5,828
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	850	8,857
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	200	3,488
iStar Financial, Inc.* (Real Estate Investment Trusts)	600	7,548
Itron, Inc.* (Electronic Equipment, Instruments & Components)	250	7,978
Ixia* (Communications Equipment)	450	6,521
IXYS Corp. (Semiconductors & Semiconductor Equipment)	200	2,232
J. Alexander’s Holdings, Inc.* (Hotels Restaurants & Leisure)	95	947
j2 Global, Inc. (Internet Software & Services)	300	21,254
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	250	19,259
Janus Capital Group, Inc. (Capital Markets)	900	12,239
Jive Software, Inc.* (Software)	500	2,335
John Bean Technologies Corp. (Machinery)	200	7,650
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	300	1,437
Journal Media Group, Inc. (Media)	300	2,250
K12, Inc.* (Diversified Consumer Services)	300	3,732
Kaman Corp. - Class A (Trading Companies & Distributors)	200	7,170
KapStone Paper & Packaging Corp. (Paper & Forest Products)	550	9,081
Karyopharm Therapeutics, Inc.* (Biotechnology)	200	2,106
KB Home (Household Durables)	550	7,453
KCG Holdings, Inc.* - Class A (Capital Markets)	350	3,840
Kearny Financial Corp. (Thrifts & Mortgage Finance)	650	7,456
Kelly Services, Inc. - Class A (Professional Services)	250	3,535
Kemper Corp. (Insurance)	300	10,611
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	600	13,302
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	700	2,464
Key Energy Services, Inc.* (Energy Equipment & Services)	1,400	658
Kforce, Inc. (Professional Services)	200	5,256
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	250	2,983
Kimball International, Inc. - Class B (Commercial Services & Supplies)	300	2,838
Kindred Healthcare, Inc. (Health Care Providers & Services)	550	8,663
Kite Pharma, Inc.* (Biotechnology)	200	11,135
Kite Realty Group Trust (Real Estate Investment Trusts)	550	13,096
KLX, Inc.* (Aerospace & Defense)	350	12,509
Knight Transportation, Inc. (Road & Rail)	400	9,600
Knoll, Inc. (Commercial Services & Supplies)	350	7,693
Knowles Corp.* (Electronic Equipment, Instruments & Components)	550	10,137
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	700	2,198
Korn/Ferry International (Professional Services)	300	9,921
Kraton Performance Polymers, Inc.* (Chemicals)	250	4,475
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	450	1,899
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	450	6,584
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	150	11,246
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	600	9,468
Ladder Capital Corp. (Real Estate Investment Trusts)	300	4,296
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	950	2,005
Lakeland Bancorp, Inc. (Banks)	300	3,333
Landec Corp.* (Food Products)	250	2,918
Lannett Co., Inc.* (Pharmaceuticals)	150	6,228
LaSalle Hotel Properties (Real Estate Investment Trusts)	700	19,872

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	850	$3,273
La-Z-Boy, Inc. (Household Durables)	350	9,296
LDR Holding Corp.* (Health Care Equipment & Supplies)	150	5,180
LegacyTexas Financial Group, Inc. (Banks)	300	9,144
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	400	4,296
Lexington Realty Trust (Real Estate Investment Trusts)	1,300	10,530
Libbey, Inc. (Household Durables)	150	4,892
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	450	9,977
LifeLock, Inc.* (Diversified Consumer Services)	600	5,256
Limelight Networks, Inc.* (Internet Software & Services)	650	1,242
Lion Biotechnologies, Inc.* (Biotechnology)	400	2,304
Lionbridge Technologies, Inc.* (IT Services)	550	2,717
Liquidity Services, Inc.* (Internet Software & Services)	250	1,848
Lithia Motors, Inc. - Class A (Specialty Retail)	150	16,216
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	150	13,672
LivePerson, Inc.* (Internet Software & Services)	450	3,402
LogMeIn, Inc.* (Internet Software & Services)	150	10,223
Louisiana-Pacific Corp.* (Paper & Forest Products)	900	12,816
LTC Properties, Inc. (Real Estate Investment Trusts)	250	10,668
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	200	2,628
Luminex Corp.* (Life Sciences Tools & Services)	300	5,073
Lumos Networks Corp. (Diversified Telecommunication Services)	200	2,432
M.D.C. Holdings, Inc. (Household Durables)	250	6,545
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,349
M/I Homes, Inc.* (Household Durables)	200	4,716
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	600	11,328
MacroGenics, Inc.* (Biotechnology)	200	4,284
Magellan Health, Inc.* (Health Care Providers & Services)	150	8,315
Magnum Hunter Resources Corp.* (Oil, Gas & Consumable Fuels)	1,900	646
Maiden Holdings, Ltd. (Insurance)	350	4,858
Manhattan Associates, Inc.* (Software)	450	28,034
MannKind Corp.* (Biotechnology)	1,650	5,297
ManTech International Corp. - Class A (IT Services)	200	5,140
Marchex, Inc. - Class B (Internet Software & Services)	450	1,814
Marin Software, Inc.* (Internet Software & Services)	350	1,096
MarineMax, Inc.* (Specialty Retail)	200	2,826
MarketAxess Holdings, Inc. (Diversified Financial Services)	250	23,220
Marketo, Inc.* (Internet Software & Services)	250	7,105
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	150	10,221
Marten Transport, Ltd. (Road & Rail)	200	3,234
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	400	2,384
Masimo Corp.* (Health Care Equipment & Supplies)	300	11,567
Masonite International Corp.* (Building Products)	200	12,115
MasTec, Inc.* (Construction & Engineering)	450	7,124
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	450	9,332
Matrix Service Co.* (Energy Equipment & Services)	200	4,494
Matson, Inc. (Marine)	300	11,547
Matthews International Corp. - Class A (Diversified Consumer Services)	200	9,794
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	800	1,864
MAXIMUS, Inc. (IT Services)	400	23,823
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	400	4,976
MB Financial, Inc. (Banks)	450	14,687
MBIA, Inc.* (Insurance)	1,050	6,384
McDermott International, Inc.* (Industrial Conglomerates)	1,600	6,880
McGrath RentCorp (Commercial Services & Supplies)	200	5,338
MDC Partners, Inc. - Class A (Media)	300	5,529
MedAssets, Inc.* (Health Care Technology)	400	8,024
Media General, Inc.* (Media)	600	8,394
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,300	14,377
Medidata Solutions, Inc.* (Health Care Technology)	350	14,738
Mentor Graphics Corp. (Software)	600	14,778
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	300	4,773
Meredith Corp. (Media)	250	10,645
Merge Healthcare, Inc.* (Health Care Technology)	650	4,615
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	400	5,468
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	300	5,130
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	300	7,173
Meritage Homes Corp.* (Household Durables)	250	9,130
Meritor, Inc.* (Machinery)	650	6,910
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	750	6,383

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	250	$7,975
MGE Energy, Inc. (Electric Utilities)	250	10,298
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,050	18,982
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	600	19,691
Millennial Media, Inc.* (Internet Software & Services)	1,350	2,363
MiMedx Group, Inc.* (Biotechnology)	750	7,238
Minerals Technologies, Inc. (Chemicals)	200	9,632
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	350	11,735
Mobile Mini, Inc. (Commercial Services & Supplies)	300	9,237
MobileIron, Inc.* (Software)	400	1,240
Modine Manufacturing Co.* (Auto Components)	400	3,148
ModusLink Global Solutions, Inc.* (IT Services)	550	1,573
Molina Healthcare, Inc.* (Health Care Providers & Services)	200	13,770
Momenta Pharmaceuticals, Inc.* (Biotechnology)	400	6,564
MoneyGram International, Inc.* (IT Services)	300	2,406
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	450	4,388
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,100	10,241
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	250	12,799
Monotype Imaging Holdings, Inc. (Software)	300	6,546
Monro Muffler Brake, Inc. (Specialty Retail)	200	13,509
Monster Worldwide, Inc.* (Professional Services)	700	4,494
Moog, Inc.* - Class A (Aerospace & Defense)	250	13,518
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	350	1,162
MRC Global, Inc.* (Trading Companies & Distributors)	650	7,248
MSA Safety, Inc. (Commercial Services & Supplies)	200	7,994
Mueller Industries, Inc. (Machinery)	350	10,353
Mueller Water Products, Inc. - Class A (Machinery)	1,050	8,043
Myers Industries, Inc. (Containers & Packaging)	200	2,680
Myriad Genetics, Inc.* (Biotechnology)	450	16,865
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	200	2,428
National Bank Holdings Corp. (Banks)	250	5,133
National CineMedia, Inc. (Media)	450	6,039
National General Holdings Corp. (Insurance)	250	4,823
National Health Investors, Inc. (Real Estate Investment Trusts)	250	14,373
National Penn Bancshares, Inc. (Banks)	900	10,575
National Storage Affiliates Trust (Real Estate Investment Trusts)	250	3,388
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	300	4,161
Natus Medical, Inc.* (Health Care Equipment & Supplies)	200	7,890
Nautilus, Inc.* (Leisure Products)	250	3,750
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	1,650	3,762
Navigant Consulting, Inc.* (Professional Services)	350	5,569
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	800	2,816
Navios Maritime Holdings, Inc. (Marine)	800	1,992
Navistar International Corp.* (Machinery)	350	4,452
NBT Bancorp, Inc. (Banks)	300	8,082
NCI Building Systems, Inc.* (Building Products)	250	2,643
Nektar Therapeutics* (Pharmaceuticals)	850	9,316
Nelnet, Inc. - Class A (Consumer Finance)	150	5,192
Neogen Corp.* (Health Care Equipment & Supplies)	250	11,248
NeoGenomics, Inc.* (Life Sciences Tools & Services)	550	3,152
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	300	2,043
NETGEAR, Inc.* (Communications Equipment)	250	7,293
NetScout Systems, Inc.* (Communications Equipment)	250	8,843
Neurocrine Biosciences, Inc.* (Biotechnology)	500	19,894
NeuStar, Inc.* - Class A (IT Services)	350	9,524
New Jersey Resources Corp. (Gas Utilities)	550	16,517
New Media Investment Group, Inc. (Media)	300	4,638
New Residential Investment Corp. (Real Estate Investment Trusts)	1,200	15,719
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	450	4,707
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	800	4,392
New York REIT, Inc. (Real Estate Investment Trusts)	1,050	10,563
NewBridge Bancorp (Banks)	350	2,986
Newpark Resources, Inc.* (Energy Equipment & Services)	650	3,328
Newport Corp.* (Electronic Equipment, Instruments & Components)	300	4,125
NewStar Financial, Inc.* (Diversified Financial Services)	250	2,050
Nexstar Broadcasting Group, Inc. - Class A (Media)	200	9,470
NIC, Inc. (Internet Software & Services)	450	7,970
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	350	8,442
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	450	3,420
Nobilis Health Corp.* (Health Care Providers & Services)	350	1,827
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	600	9,120
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	1,450	1,117

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	550	$2,431
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	350	5,324
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	650	8,450
Northwest Biotherapeutics, Inc.* (Biotechnology)	400	2,500
Northwest Natural Gas Co. (Gas Utilities)	200	9,168
NorthWestern Corp. (Multi-Utilities)	300	16,149
Novatel Wireless, Inc.* (Technology Hardware, Storage & Peripherals)	550	1,216
Novavax, Inc.* (Biotechnology)	1,650	11,665
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	250	2,788
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	250	2,903
Nutrisystem, Inc. (Internet & Catalog Retail)	200	5,304
NuVasive, Inc.* (Health Care Equipment & Supplies)	300	14,465
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	450	7,097
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	900	7,812
Ocata Therapeutics, Inc.* (Biotechnology)	450	1,881
Oclaro, Inc.* (Communications Equipment)	1,050	2,415
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	750	5,033
OFG Bancorp (Banks)	350	3,056
Oil States International, Inc.* (Energy Equipment & Services)	350	9,145
Old National Bancorp (Banks)	750	10,448
Old Second Bancorp, Inc.* (Banks)	350	2,181
Olin Corp. (Chemicals)	500	8,405
OM Asset Management PLC (Capital Markets)	200	3,084
OM Group, Inc. (Chemicals)	200	6,578
Omeros Corp.* (Pharmaceuticals)	250	2,740
Omnicell, Inc.* (Health Care Technology)	250	7,775
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	400	10,504
OMNOVA Solutions, Inc.* (Chemicals)	400	2,216
On Assignment, Inc.* (Professional Services)	350	12,914
Oncothyreon, Inc.* (Biotechnology)	900	2,466
ONE Gas, Inc. (Gas Utilities)	350	15,866
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	200	2,808
Ophthotech Corp.* (Biotechnology)	150	6,078
OPOWER, Inc.* (Internet Software & Services)	250	2,228
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	550	2,442
ORBCOMM, Inc.* (Diversified Telecommunication Services)	500	2,790
Orexigen Therapeutics, Inc.* (Biotechnology)	850	1,794
Organovo Holdings, Inc.* (Biotechnology)	750	2,010
Orion Marine Group, Inc.* (Construction & Engineering)	350	2,093
Oritani Financial Corp. (Thrifts & Mortgage Finance)	350	5,467
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	250	8,507
Otter Tail Corp. (Industrial Conglomerates)	250	6,515
OvaScience, Inc.* (Biotechnology)	150	1,274
Owens & Minor, Inc. (Health Care Providers & Services)	400	12,776
P.H. Glatfelter Co. (Paper & Forest Products)	300	5,166
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	600	2,196
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	250	1,623
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	250	10,275
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	200	13,695
PAREXEL International Corp.* (Life Sciences Tools & Services)	350	21,671
Park Sterling Corp. (Banks)	450	3,060
Parker Drilling Co.* (Energy Equipment & Services)	1,050	2,762
Parkway Properties, Inc. (Real Estate Investment Trusts)	550	8,558
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	550	8,289
Party City Holdco, Inc.* (Specialty Retail)	200	3,194
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	350	6,682
Paycom Software, Inc.* (Software)	200	7,182
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	250	13,252
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,500
PDL BioPharma, Inc. (Biotechnology)	1,150	5,785
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	2,100	2,898
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	450	15,952
Pegasystems, Inc. (Software)	250	6,153
Pendrell Corp.* (Professional Services)	1,800	1,296
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	550	9,229
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	700	371
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	450	8,924
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	500	7,735
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,000	2,040
Perficient, Inc.* (Internet Software & Services)	250	3,858
Performance Sports Group, Ltd.* (Leisure Products)	350	4,697
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	200	3,650

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	500	$1,580
PGT, Inc.* (Building Products)	350	4,298
PharMerica Corp.* (Health Care Providers & Services)	200	5,694
PHH Corp.* (Diversified Financial Services)	350	4,942
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	500	4,530
Physicians Realty Trust (Real Estate Investment Trusts)	500	7,545
PICO Holdings, Inc.* (Diversified Financial Services)	200	1,936
Piedmont Natural Gas Co., Inc. (Gas Utilities)	500	20,034
Pier 1 Imports, Inc. (Specialty Retail)	600	4,140
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	400	13,536
Pinnacle Financial Partners, Inc. (Banks)	250	12,353
Pioneer Energy Services Corp.* (Energy Equipment & Services)	550	1,155
Plantronics, Inc. (Communications Equipment)	250	12,712
Plexus Corp.* (Electronic Equipment, Instruments & Components)	200	7,716
Plug Power, Inc.* (Electrical Equipment)	1,450	2,654
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	1,150	7,786
PNM Resources, Inc. (Electric Utilities)	500	14,025
Polycom, Inc.* (Communications Equipment)	900	9,432
PolyOne Corp. (Chemicals)	550	16,136
Pool Corp. (Distributors)	250	18,075
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	150	8,454
Portland General Electric Co. (Electric Utilities)	500	18,485
Portola Pharmaceuticals, Inc.* (Biotechnology)	300	12,785
Post Holdings, Inc.* (Food Products)	350	20,684
Potbelly Corp.* (Hotels, Restaurants & Leisure)	200	2,202
Potlatch Corp. (Real Estate Investment Trusts)	250	7,198
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	200	8,434
PowerSecure International, Inc.* (Electrical Equipment)	200	2,304
POZEN, Inc.* (Pharmaceuticals)	300	1,751
PRA Group, Inc.* (Consumer Finance)	300	15,875
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	250	2,720
Premiere Global Services, Inc.* (Diversified Telecommunication Services)	400	5,496
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	350	15,805
Primerica, Inc. (Insurance)	300	13,521
Primoris Services Corp. (Construction & Engineering)	300	5,373
PrivateBancorp, Inc. (Banks)	500	19,164
Progenics Pharmaceuticals, Inc.* (Biotechnology)	600	3,432
Progress Software Corp.* (Software)	350	9,041
Proofpoint, Inc.* (Software)	250	15,080
PROS Holdings, Inc.* (Software)	200	4,428
Prosperity Bancshares, Inc. (Banks)	400	19,643
Prothena Corp. PLC* (Biotechnology)	200	9,068
Proto Labs, Inc.* (Machinery)	150	10,050
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	450	8,775
PTC Therapeutics, Inc.* (Biotechnology)	200	5,340
Qlik Technologies, Inc.* (Software)	550	20,047
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	600	6,150
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	150	6,554
Quad/Graphics, Inc. (Commercial Services & Supplies)	250	3,025
Quality Systems, Inc. (Health Care Technology)	350	4,368
Qualys, Inc.* (Software)	150	4,269
Quanex Building Products Corp. (Building Products)	250	4,543
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,950	1,360
Quidel Corp.* (Health Care Equipment & Supplies)	200	3,776
QuinStreet, Inc.* (Internet Software & Services)	400	2,220
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,150	18,296
Radiant Logistics, Inc.* (Air Freight & Logistics)	300	1,338
Radius Health, Inc.* (Biotechnology)	200	13,861
RadNet, Inc.* (Health Care Providers & Services)	400	2,220
RAIT Financial Trust (Real Estate Investment Trusts)	650	3,224
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	750	8,850
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	550	8,256
Raptor Pharmaceutical Corp.* (Biotechnology)	550	3,328
Raven Industries, Inc. (Industrial Conglomerates)	250	4,238
Rayonier Advanced Materials, Inc. (Chemicals)	300	1,836
RBC Bearings, Inc.* (Machinery)	150	8,960
RCS Capital Corp.* - Class A (Capital Markets)	450	365
Real Industry, Inc.* (Metals & Mining)	250	2,205
RealD, Inc.* (Electronic Equipment, Instruments & Components)	350	3,364
RealNetworks, Inc.* (Internet Software & Services)	350	1,432
RealPage, Inc.* (Software)	350	5,817
Redwood Trust, Inc. (Real Estate Investment Trusts)	550	7,612
Regis Corp.* (Diversified Consumer Services)	300	3,930
Regulus Therapeutics, Inc.* (Biotechnology)	300	1,962
Relypsa, Inc.* (Pharmaceuticals)	200	3,702
Remy International, Inc. (Auto Components)	200	5,850

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Renasant Corp. (Banks)	200	$6,570
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	350	2,898
Rent-A-Center, Inc. (Specialty Retail)	350	8,488
Rentech, Inc.* (Chemicals)	200	1,120
Repligen Corp.* (Biotechnology)	200	5,570
Republic Airways Holdings, Inc.* (Airlines)	400	2,312
Resource Capital Corp. (Real Estate Investment Trusts)	250	2,793
Resources Connection, Inc. (Professional Services)	300	4,521
Restoration Hardware Holdings, Inc.* (Specialty Retail)	200	18,661
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	600	9,924
RetailMeNot, Inc.* (Internet Software & Services)	300	2,472
Retrophin, Inc.* (Biotechnology)	250	5,065
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	500	1,035
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	400	5,516
Rexnord Corp.* (Machinery)	650	11,036
Rigel Pharmaceuticals, Inc.* (Biotechnology)	850	2,100
RingCentral, Inc.* - Class A (Software)	350	6,353
RLI Corp. (Insurance)	250	13,383
RLJ Lodging Trust (Real Estate Investment Trusts)	800	20,215
Roadrunner Transportation Systems, Inc.* (Road & Rail)	200	3,680
Rocket Fuel, Inc.* (Internet Software & Services)	300	1,401
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	350	2,699
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	5,186
Rouse Properties, Inc. (Real Estate Investment Trusts)	300	4,674
Rovi Corp.* (Software)	600	6,294
RPX Corp.* (Professional Services)	400	5,488
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	350	7,088
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	500	2,840
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	550	3,416
Ruckus Wireless, Inc.* (Communications Equipment)	550	6,534
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	300	3,735
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	250	6,050
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	300	4,872
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	250	12,308
S&T Bancorp, Inc. (Banks)	250	8,155
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	400	9,272
Safe Bulkers, Inc. (Marine)	550	1,518
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	200	3,066
Saia, Inc.* (Road & Rail)	200	6,190
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	400	2,460
Sanderson Farms, Inc. (Food Products)	150	10,286
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,700	999
Sandy Spring Bancorp, Inc. (Banks)	200	5,236
Sangamo BioSciences, Inc.* (Biotechnology)	500	2,820
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	550	11,753
Sapiens International Corp. N.V. (Software)	250	2,880
Sarepta Therapeutics, Inc.* (Biotechnology)	300	9,633
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	200	7,092
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	200	2,708
Scholastic Corp. (Media)	200	7,792
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	200	6,876
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	400	2,776
Science Applications International Corp. (IT Services)	300	12,063
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	350	3,658
SciQuest, Inc.* (Internet Software & Services)	250	2,500
Scorpio Bulkers, Inc.* (Marine)	1,750	2,555
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,150	10,545
SeaChange International, Inc.* (Software)	350	2,205
Seacoast Banking Corp. of Florida* (Banks)	200	2,936
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	50	810
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	450	8,015
Select Comfort Corp.* (Specialty Retail)	350	7,658
Select Income REIT (Real Estate Investment Trusts)	400	7,604
Select Medical Holdings Corp. (Health Care Providers & Services)	700	7,553
Selective Insurance Group, Inc. (Insurance)	350	10,871
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	250	10,809
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	450	6,795
Senomyx, Inc.* (Chemicals)	500	2,230
Sensient Technologies Corp. (Chemicals)	300	18,389
Sequenom, Inc.* (Life Sciences Tools & Services)	1,050	1,838
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	2,894
ServiceSource International, Inc.* (IT Services)	550	2,200
ServisFirst Bancshares, Inc. (Banks)	150	6,230
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	550	759
SFX Entertainment, Inc.* (Media)	550	280

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	200	$8,562
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	400	6,500
ShoreTel, Inc.* (Communications Equipment)	550	4,109
Shutterfly, Inc.* (Internet & Catalog Retail)	250	8,938
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	300	2,067
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	400	1,572
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	250	10,385
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	300	4,803
Silver Spring Networks, Inc.* (Software)	300	3,864
Simmons First National Corp. - Class A (Banks)	200	9,586
Simpson Manufacturing Co., Inc. (Building Products)	300	10,046
Sinclair Broadcast Group, Inc. - Class A (Media)	400	10,128
Skullcandy, Inc.* (Household Durables)	300	1,659
SkyWest, Inc. (Airlines)	350	5,838
Smart & Final Stores, Inc.* (Food & Staples Retailing)	200	3,142
Smith & Wesson Holding Corp.* (Leisure Products)	400	6,748
Snyder’s-Lance, Inc. (Food Products)	300	10,119
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	800	2,080
Sonic Automotive, Inc. - Class A (Specialty Retail)	250	5,105
Sonic Corp. (Hotels, Restaurants & Leisure)	350	8,033
Sonus Networks, Inc.* (Communications Equipment)	450	2,574
Sorrento Therapeutics, Inc.* (Biotechnology)	250	2,098
Sotheby’s - Class A (Diversified Consumer Services)	400	12,792
South Jersey Industries, Inc. (Gas Utilities)	450	11,363
South State Corp. (Banks)	150	11,531
Southside Bancshares, Inc. (Banks)	200	5,510
Southwest Gas Corp. (Gas Utilities)	300	17,495
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	200	18,859
SpartanNash Co. (Food & Staples Retailing)	250	6,463
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	550	3,289
STAAR Surgical Co.* (Health Care Equipment & Supplies)	350	2,716
STAG Industrial, Inc. (Real Estate Investment Trusts)	450	8,195
Stage Stores, Inc. (Specialty Retail)	250	2,460
Standard Pacific Corp.* (Household Durables)	1,000	8,000
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	250	5,958
State Bank Financial Corp. (Banks)	250	5,170
State National Cos., Inc. (Insurance)	300	2,805
Steelcase, Inc. - Class A (Commercial Services & Supplies)	550	10,126
Stein Mart, Inc. (Specialty Retail)	300	2,904
STERIS Corp. (Health Care Equipment & Supplies)	350	22,739
Sterling Bancorp (Banks)	600	8,922
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	350	12,817
Stewart Information Services Corp. (Insurance)	150	6,137
Stifel Financial Corp.* (Capital Markets)	400	16,839
Stillwater Mining Co.* (Metals & Mining)	800	8,264
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	400	1,984
Stoneridge, Inc.* (Auto Components)	250	3,085
STORE Capital Corp. (Real Estate Investment Trusts)	250	5,165
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	350	9,271
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	1,700	23,442
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	200	3,974
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	600	7,002
Summit Materials, Inc.* - Class A (Construction Materials)	200	3,754
Sun Communities, Inc. (Real Estate Investment Trusts)	300	20,327
Sun Hydraulics Corp. (Machinery)	150	4,121
SunCoke Energy, Inc. (Metals & Mining)	450	3,501
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,300	17,198
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	250	6,815
Superior Industries International, Inc. (Auto Components)	200	3,736
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	250	3,508
SUPERVALU, Inc.* (Food & Staples Retailing)	1,650	11,847
Swift Transportation Co.* (Road & Rail)	550	8,261
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	250	6,375
Symetra Financial Corp. (Insurance)	500	15,819
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	250	20,614
Synchronoss Technologies, Inc.* (Software)	250	8,200
Synergy Pharmaceuticals, Inc.* (Biotechnology)	700	3,710
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	700	6,860
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	200	17,011
Synta Pharmaceuticals Corp.* (Biotechnology)	1,000	1,740
Syntel, Inc.* (IT Services)	200	9,062
Take-Two Interactive Software, Inc.* (Software)	550	15,802
TAL International Group, Inc. (Trading Companies & Distributors)	250	3,418

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	550	$5,555
Talmer Bancorp, Inc. - Class A (Banks)	400	6,660
Tangoe, Inc.* (Software)	300	2,160
TASER International, Inc.* (Aerospace & Defense)	350	7,709
Taylor Morrison Home Corp.* - Class A (Household Durables)	250	4,665
Team Health Holdings, Inc.* (Health Care Providers & Services)	450	24,313
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	250	17,124
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	650	4,485
TeleCommunication Systems, Inc.* - Class A (Software)	650	2,236
Teledyne Technologies, Inc.* (Aerospace & Defense)	200	18,059
Telenav, Inc.* (Software)	300	2,343
Tenneco, Inc.* (Auto Components)	350	15,670
Terreno Realty Corp. (Real Estate Investment Trusts)	300	5,892
TESARO, Inc.* (Biotechnology)	150	6,015
Tesco Corp. (Energy Equipment & Services)	350	2,499
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	350	11,344
Tetra Tech, Inc. (Commercial Services & Supplies)	400	9,724
TETRA Technologies, Inc.* (Energy Equipment & Services)	650	3,842
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	250	1,865
Texas Capital Bancshares, Inc.* (Banks)	300	15,725
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	450	16,739
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	150	2,474
TG Therapeutics, Inc.* (Biotechnology)	250	2,520
The Advisory Board Co.* (Professional Services)	250	11,385
The Andersons, Inc. (Food & Staples Retailing)	200	6,812
The Bancorp, Inc.* (Banks)	300	2,286
The Brink’s Co. (Commercial Services & Supplies)	300	8,103
The Buckle, Inc. (Specialty Retail)	200	7,394
The Cato Corp. - Class A (Specialty Retail)	200	6,806
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	300	16,187
The E.W. Scripps Co. - Class A (Media)	400	7,068
The Empire District Electric Co. (Electric Utilities)	300	6,609
The Ensign Group, Inc. (Health Care Providers & Services)	150	6,395
The Finish Line, Inc. - Class A (Specialty Retail)	300	5,790
The Fresh Market, Inc.* (Food & Staples Retailing)	300	6,777
The GEO Group, Inc. (Real Estate Investment Trusts)	450	13,383
The Greenbrier Cos., Inc. (Machinery)	200	6,422
The Hackett Group, Inc. (IT Services)	250	3,438
The KEYW Holding Corp.* (Aerospace & Defense)	300	1,845
The Laclede Group, Inc. (Gas Utilities)	250	13,633
The Medicines Co.* (Pharmaceuticals)	400	15,183
The Men’s Wearhouse, Inc. (Specialty Retail)	300	12,756
The New York Times Co. - Class A (Media)	900	10,629
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	400	4,876
The Rubicon Project, Inc.* (Software)	200	2,906
The Spectranetics Corp.* (Health Care Equipment & Supplies)	300	3,537
The St Joe Co.* (Real Estate Management & Development)	450	8,609
TherapeuticsMD, Inc.* (Pharmaceuticals)	900	5,274
Theravance Biopharma, Inc.* (Pharmaceuticals)	250	2,748
Theravance, Inc. (Pharmaceuticals)	550	3,949
Thermon Group Holdings, Inc.* (Electrical Equipment)	250	5,138
Third Point Reinsurance, Ltd.* (Insurance)	550	7,398
Thoratec Corp.* (Health Care Equipment & Supplies)	350	22,140
Threshold Pharmaceuticals, Inc.* (Biotechnology)	650	2,646
Tidewater, Inc. (Energy Equipment & Services)	300	3,942
Tile Shop Holdings, Inc.* (Specialty Retail)	250	2,995
Time, Inc. (Media)	700	13,335
TimkenSteel Corp. (Metals & Mining)	250	2,530
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	350	2,240
Titan International, Inc. (Machinery)	350	2,314
TiVo, Inc.* (Software)	650	5,629
Tornier N.V.* (Health Care Equipment & Supplies)	250	5,098
TowneBank (Banks)	350	6,598
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	400	1,016
TransEnterix, Inc.* (Health Care Equipment & Supplies)	600	1,356
Travelport Worldwide, Ltd. (Internet & Catalog Retail)	700	9,254
Tredegar Corp. (Industrial Conglomerates)	200	2,616
TreeHouse Foods, Inc.* (Food Products)	250	19,447
Trevena, Inc.* (Biotechnology)	350	3,623
Trex Co., Inc.* (Building Products)	200	6,666
TRI Pointe Group, Inc.* (Household Durables)	1,000	13,090
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	500	710
Tribune Publishing Co. (Media)	250	1,960
TriCo Bancshares (Banks)	200	4,914
TriMas Corp.* (Machinery)	300	4,905
TriNet Group, Inc.* (Professional Services)	300	5,040
Triple-S Management Corp.* (Health Care Providers & Services)	200	3,562
Tronox, Ltd. (Chemicals)	450	1,967
Trovagene, Inc.* (Biotechnology)	250	1,423
TrueBlue, Inc.* (Professional Services)	300	6,741

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TrueCar, Inc.* (Internet Software & Services)	400	$2,084
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	700	4,088
Trustmark Corp. (Banks)	450	10,427
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	450	2,804
Tuesday Morning Corp.* (Multiline Retail)	350	1,894
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	400	7,048
Tutor Perini Corp.* (Construction & Engineering)	250	4,115
Tyler Technologies, Inc.* (Software)	200	29,861
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	350	4,932
Ubiquiti Networks, Inc. (Communications Equipment)	200	6,778
UIL Holdings Corp. (Electric Utilities)	350	17,595
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	350	2,009
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	950	6,071
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	200	19,261
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	200	3,204
UMB Financial Corp. (Banks)	250	12,703
UMH Properties, Inc. (Real Estate Investment Trusts)	250	2,325
Umpqua Holdings Corp. (Banks)	1,350	22,004
Unilife Corp.* (Health Care Equipment & Supplies)	1,200	1,176
Union Bankshares Corp. (Banks)	300	7,200
Unisys Corp.* (IT Services)	350	4,165
Unit Corp.* (Energy Equipment & Services)	350	3,941
United Bankshares, Inc. (Banks)	450	17,095
United Community Banks, Inc. (Banks)	350	7,154
United Community Financial Corp. (Thrifts & Mortgage Finance)	500	2,500
United Development Funding IV (Real Estate Investment Trusts)	250	4,400
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	350	4,568
United Natural Foods, Inc.* (Food & Staples Retailing)	300	14,553
Universal American Corp.* (Health Care Providers & Services)	400	2,736
Universal Corp. (Tobacco)	150	7,436
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	250	8,475
Universal Insurance Holdings, Inc. (Insurance)	250	7,385
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,250	1,250
Urban Edge Properties (Real Estate Investment Trusts)	550	11,875
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	200	3,748
UTi Worldwide, Inc.* (Air Freight & Logistics)	650	2,984
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	200	20,935
Valley National Bancorp (Banks)	1,450	14,268
Vanda Pharmaceuticals, Inc.* (Biotechnology)	350	3,948
VASCO Data Security International, Inc.* (Software)	200	3,408
Vector Group, Ltd. (Tobacco)	500	11,305
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	250	5,128
Verastem, Inc.* (Biotechnology)	350	627
Verint Systems, Inc.* (Software)	350	15,103
Versartis, Inc.* (Biotechnology)	200	2,306
ViaSat, Inc.* (Communications Equipment)	250	16,072
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	1,000	1,380
Virgin America, Inc.* (Airlines)	200	6,846
VirnetX Holding Corp.* (Software)	550	1,958
Virtusa Corp.* (IT Services)	200	10,262
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	900	8,721
Vitamin Shoppe, Inc.* (Specialty Retail)	200	6,528
VIVUS, Inc.* (Pharmaceuticals)	1,100	1,804
Vocera Communications, Inc.* (Health Care Technology)	250	2,853
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,300	7,643
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	400	1,200
Wabash National Corp.* (Machinery)	500	5,295
WageWorks, Inc.* (Professional Services)	250	11,270
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	200	5,216
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	250	4,063
Washington Federal, Inc. (Thrifts & Mortgage Finance)	600	13,649
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	450	11,219
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	250	3,370
Watts Water Technologies, Inc. - Class A (Machinery)	200	10,563
Wausau Paper Corp. (Paper & Forest Products)	350	2,240
Web.com Group, Inc.* (Internet Software & Services)	300	6,324
WebMD Health Corp.* (Internet Software & Services)	250	9,960
Webster Financial Corp. (Banks)	550	19,596
Weight Watchers International, Inc.* (Diversified Consumer Services)	400	2,552
WellCare Health Plans, Inc.* (Health Care Providers & Services)	250	21,544
Werner Enterprises, Inc. (Road & Rail)	300	7,530
WesBanco, Inc. (Banks)	250	7,863
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	450	5,490
West Corp. (Commercial Services & Supplies)	350	7,840
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	450	24,353
Westamerica Bancorp (Banks)	150	6,666
Western Alliance Bancorp* (Banks)	500	15,354

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	300	$3,783
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	450	19,853
WGL Holdings, Inc. (Gas Utilities)	300	17,301
Whitestone REIT (Real Estate Investment Trusts)	200	2,306
Wilshire Bancorp, Inc. (Banks)	500	5,255
Windstream Holdings, Inc. (Diversified Telecommunication Services)	750	4,605
Winnebago Industries, Inc. (Automobiles)	200	3,830
Wintrust Financial Corp. (Banks)	300	16,028
WisdomTree Investments, Inc. (Capital Markets)	700	11,291
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	650	14,066
Woodward, Inc. (Machinery)	400	16,279
World Wrestling Entertainment, Inc. - Class A (Media)	250	4,225
Worthington Industries, Inc. (Metals & Mining)	300	7,944
Wright Medical Group, Inc.* (Health Care Equipment & Supplies)	350	7,357
WSFS Financial Corp. (Thrifts & Mortgage Finance)	200	5,762
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	450	2,826
Xencor, Inc.* (Biotechnology)	200	2,446
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	700	12,222
XenoPort, Inc.* (Pharmaceuticals)	550	1,909
XO Group, Inc.* (Internet Software & Services)	250	3,533
XOMA Corp.* (Biotechnology)	800	601
Xoom Corp.* (Internet Software & Services)	250	6,220
XPO Logistics, Inc.* (Air Freight & Logistics)	450	10,723
Xura, Inc.* (Software)	200	4,476
Yadkin Financial Corp. (Banks)	200	4,298
YRC Worldwide, Inc.* (Road & Rail)	300	3,978
ZAGG, Inc.* (Household Durables)	300	2,037
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	350	11,211
Zendesk, Inc.* (Software)	350	6,899
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	4,055
Zix Corp.* (Software)	900	3,789
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	200	7,898
Zogenix, Inc.* (Pharmaceuticals)	200	2,700
ZS Pharma, Inc.* (Pharmaceuticals)	800	52,527
Zumiez, Inc.* (Specialty Retail)	400	6,252

TOTAL COMMON STOCKS (Cost $7,531,620)		9,341,275

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+^(b) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—

TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	196	—

TOTAL WARRANT (Cost $—)		—

	Principal Amount
Repurchase Agreements(c)(d)(58.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $11,200,019	$11,200,000	11,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,200,000)		11,200,000
TOTAL INVESTMENT SECURITIES (Cost $18,733,636) - 106.6%		20,543,291
Net other assets (liabilities) - (6.6)%		(1,276,841)
NET ASSETS - 100.0%		$19,266,450

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2015, these securities represented 0.01% of the net assets of the Fund.

*                           Non-income producing security

^                            The Advisor has deemed this security to be illiquid. As of September 30, 2015, these securities represented 0.01% of the net assets of the fund.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $3,870,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	21	12/21/15	$2,300,340	$(97,160)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/15	(0.45)%	$8,605,280	$71,128
Russell 2000 Index	Goldman Sachs International	10/27/15	0.05%	11,168,678	104,186
				19,773,958	175,314

iShares Russell 2000 ETF	UBS AG	10/27/15	(0.15)%	3,195,313	12,646
Russell 2000 Index	UBS AG	10/27/15	0.00%+	4,078,848	26,675
				7,274,161	39,321
				$27,048,119	$214,635

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$119,769	0.6%
Air Freight & Logistics	44,970	0.2%
Airlines	23,634	0.1%
Auto Components	103,698	0.5%
Automobiles	3,830	NM
Banks	808,132	4.2%
Beverages	1,584	NM
Biotechnology	571,501	2.9%
Building Products	80,392	0.4%
Capital Markets	104,045	0.5%
Chemicals	154,192	0.7%
Commercial Services & Supplies	180,447	0.9%
Communications Equipment	161,875	0.8%
Construction & Engineering	74,953	0.4%
Construction Materials	13,154	0.1%
Consumer Finance	52,174	0.3%
Containers & Packaging	30,111	0.2%
Distributors	27,893	0.1%
Diversified Consumer Services	114,623	0.6%
Diversified Financial Services	43,018	0.2%
Diversified Telecommunication Services	71,992	0.3%
Electric Utilities	129,410	0.7%
Electrical Equipment	71,325	0.4%
Electronic Equipment, Instruments & Components	232,056	1.2%
Energy Equipment & Services	79,775	0.4%
Food & Staples Retailing	75,324	0.4%
Food Products	127,016	0.6%
Gas Utilities	121,377	0.6%
Health Care Equipment & Supplies	340,718	1.7%
Health Care Providers & Services	245,447	1.3%
Health Care Technology	48,205	0.3%
Hotels Restaurants & Leisure	947	NM
Hotels, Restaurants & Leisure	285,045	1.6%
Household Durables	105,154	0.5%
Household Products	12,090	0.1%
Independent Power and Renewable Electricity Producers	48,948	0.3%
Industrial Conglomerates	20,249	0.1%
Insurance	209,385	1.1%
Internet & Catalog Retail	49,029	0.3%
Internet Software & Services	257,404	1.3%
IT Services	236,626	1.2%
Leisure Products	21,775	0.1%
Life Sciences Tools & Services	53,181	0.3%
Machinery	215,363	1.2%
Marine	21,113	0.1%
Media	159,224	0.8%
Metals & Mining	70,367	0.4%
Multiline Retail	45,189	0.2%
Multi-Utilities	41,851	0.2%
Oil, Gas & Consumable Fuels	210,985	1.1%
Paper & Forest Products	42,484	0.2%
Personal Products	2,923	NM
Pharmaceuticals	213,187	1.1%
Professional Services	138,803	0.7%
Real Estate Investment Trusts	947,676	5.0%
Real Estate Management & Development	36,155	0.2%
Road & Rail	74,418	0.4%
Semiconductors & Semiconductor Equipment	342,986	1.8%
Software	444,216	2.4%
Specialty Retail	293,940	1.6%
Technology Hardware, Storage & Peripherals	77,264	0.4%
Textiles, Apparel & Luxury Goods	86,775	0.5%
Thrifts & Mortgage Finance	208,033	1.1%
Tobacco	18,741	0.1%
Trading Companies & Distributors	58,067	0.3%
Transportation Infrastructure	5,490	NM
Water Utilities	18,092	0.1%
Wireless Telecommunication Services	13,476	0.1%
Other**	9,923,159	51.5%
Total	$19,266,450	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (55.9%)
Activision Blizzard, Inc. (Software)	5,066	$156,489
Adobe Systems, Inc.* (Software)	3,468	285,139
Akamai Technologies, Inc.* (Internet Software & Services)	1,224	84,529
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,564	244,594
Altera Corp. (Semiconductors & Semiconductor Equipment)	2,108	105,569
Amazon.com, Inc.* (Internet & Catalog Retail)	3,264	1,670,810
American Airlines Group, Inc. (Airlines)	4,658	180,870
Amgen, Inc. (Biotechnology)	5,270	728,946
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,176	122,748
Apple, Inc. (Technology Hardware, Storage & Peripherals)	39,610	4,368,984
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,330	122,368
Autodesk, Inc.* (Software)	1,564	69,035
Automatic Data Processing, Inc. (IT Services)	3,230	259,563
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,802	225,268
Baidu, Inc.*ADR (Internet Software & Services)	1,938	266,301
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,190	67,854
Biogen, Inc.* (Biotechnology)	1,632	476,234
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,122	118,169
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,876	199,343
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	986	66,831
CA, Inc. (Software)	3,060	83,538
Celgene Corp.* (Biotechnology)	5,508	595,800
Cerner Corp.* (Health Care Technology)	2,380	142,705
Charter Communications, Inc.* - Class A (Media)	782	137,515
Check Point Software Technologies, Ltd.* (Software)	1,258	99,797
Cisco Systems, Inc. (Communications Equipment)	35,326	927,308
Citrix Systems, Inc.* (Software)	1,122	77,732
Cognizant Technology Solutions Corp.* (IT Services)	4,250	266,092
Comcast Corp. - Class A (Media)	2,550	145,962
Comcast Corp. - Class A (Media)	14,688	835,453
Costco Wholesale Corp. (Food & Staples Retailing)	3,060	442,384
Discovery Communications, Inc.* - Class A (Media)	1,054	27,436
Discovery Communications, Inc.* - Class C (Media)	1,904	46,248
DISH Network Corp.* - Class A (Media)	1,564	91,244
Dollar Tree, Inc.* (Multiline Retail)	1,632	108,789
eBay, Inc.* (Internet Software & Services)	8,466	206,909
Electronic Arts, Inc.* (Software)	2,176	147,424
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,326	62,388
Express Scripts Holding Co.* (Health Care Providers & Services)	4,692	379,864
Facebook, Inc.* - Class A (Internet Software & Services)	15,708	1,412,149
Fastenal Co. (Trading Companies & Distributors)	2,006	73,440
Fiserv, Inc.* (IT Services)	1,632	141,348
Garmin, Ltd. (Household Durables)	1,326	47,577
Gilead Sciences, Inc. (Biotechnology)	10,200	1,001,539
Google, Inc.* - Class A (Internet Software & Services)	2,006	1,280,570
Google, Inc.* - Class C (Internet Software & Services)	2,380	1,448,040
Henry Schein, Inc.* (Health Care Providers & Services)	578	76,712
Illumina, Inc.* (Life Sciences Tools & Services)	1,020	179,336
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,014	995,041
Intuit, Inc. (Software)	1,904	168,980
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	272	125,006
JD.com, Inc.*ADR (Internet & Catalog Retail)	5,644	147,083
Keurig Green Mountain, Inc. (Food Products)	1,054	54,956
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,088	54,400
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,088	71,079
Liberty Global PLC* - Class A (Media)	1,768	75,918
Liberty Global PLC* - Class C (Media)	4,250	174,335
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,992	78,480
Liberty LiLAC Group* - Class A (Media)	102	3,436
Liberty LiLAC Group* - Class C (Media)	204	6,985
Liberty Media Corp.* (Media)	714	25,504
Liberty Media Corp.* - Class C (Media)	1,564	53,895
Liberty Ventures* (Internet & Catalog Retail)	952	38,413
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,666	67,223
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,836	125,215
Mattel, Inc. (Leisure Products)	2,346	49,407
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,514	112,560
Microsoft Corp. (Software)	55,556	2,458,909
Mondelez International, Inc. - Class A (Food Products)	11,186	468,358
Monster Beverage Corp.* (Beverages)	1,428	192,980
Mylan NV* (Pharmaceuticals)	3,400	136,884

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,074	$61,390
Netflix, Inc.* (Internet & Catalog Retail)	2,958	305,443
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,740	92,191
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,734	150,979
O’Reilly Automotive, Inc.* (Specialty Retail)	680	170,000
PACCAR, Inc. (Machinery)	2,482	129,486
Paychex, Inc. (IT Services)	2,516	119,837
QUALCOMM, Inc. (Communications Equipment)	10,914	586,409
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	714	332,110
Ross Stores, Inc. (Specialty Retail)	2,856	138,430
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,428	77,583
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	884	92,590
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,108	94,438
Sirius XM Holdings, Inc.* (Media)	36,992	138,350
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,326	111,662
Staples, Inc. (Specialty Retail)	4,454	52,245
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,302	585,566
Stericycle, Inc.* (Commercial Services & Supplies)	578	80,521
Symantec Corp. (Software)	4,760	92,677
Tesla Motors, Inc.* (Automobiles)	918	228,031
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,140	353,573
The Kraft Heinz Co. (Food Products)	8,432	595,130
The Priceline Group, Inc.* (Internet & Catalog Retail)	340	420,532
Tractor Supply Co. (Specialty Retail)	952	80,273
TripAdvisor, Inc.* (Internet & Catalog Retail)	918	57,852
Twenty-First Century Fox, Inc. - Class A (Media)	8,466	228,413
Twenty-First Century Fox, Inc. - Class B (Media)	5,542	150,022
Verisk Analytics, Inc.* - Class A (Professional Services)	1,156	85,440
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,700	177,038
Viacom, Inc. - Class B (Media)	2,414	104,164
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	12,206	50,228
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,754	87,412
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,582	630,065
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,598	126,945
Whole Foods Market, Inc. (Food & Staples Retailing)	2,482	78,555
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	714	37,928
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,802	76,405
Yahoo!, Inc.* (Internet Software & Services)	6,528	188,724

TOTAL COMMON STOCKS (Cost $15,340,382)		33,158,627

	Principal Amount
Repurchase Agreements(a)(b)(62.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $36,896,062	$36,896,000	36,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,896,000)		36,896,000
TOTAL INVESTMENT SECURITIES (Cost $52,236,382) - 118.1%		70,054,627
Net other assets (liabilities) - (18.1)%		(10,755,235)

NET ASSETS - 100.0%		$59,299,392

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $13,433,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	136	12/21/15	$11,326,080	$(222,070)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/15	0.65%	$25,224,063	$468,051
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/15	0.45%	24,906,939	432,532
				50,131,002	900,583

NASDAQ-100 Index	UBS AG	10/27/15	0.50%	19,115,289	490,191
PowerShares QQQ Trust, Series 1 ETF	UBS AG	10/27/15	0.45%	5,360,735	219,650
				24,476,024	709,841
				$74,607,026	$1,610,424

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Air Freight & Logistics	$129,219	0.2%
Airlines	180,870	0.4%
Automobiles	228,031	0.4%
Beverages	192,980	0.3%
Biotechnology	3,674,430	6.3%
Commercial Services & Supplies	80,521	0.1%
Communications Equipment	1,513,717	2.6%
Food & Staples Retailing	1,151,004	2.0%
Food Products	1,118,444	1.9%
Health Care Equipment & Supplies	125,006	0.2%
Health Care Providers & Services	456,576	0.8%
Health Care Technology	142,705	0.2%
Hotels, Restaurants & Leisure	748,709	1.3%
Household Durables	47,577	0.1%
Internet & Catalog Retail	2,718,613	4.5%
Internet Software & Services	4,887,222	8.2%
IT Services	786,840	1.3%
Leisure Products	49,407	0.1%
Life Sciences Tools & Services	179,336	0.3%
Machinery	129,486	0.2%
Media	2,244,880	3.7%
Multiline Retail	108,789	0.2%
Pharmaceuticals	136,884	0.2%
Professional Services	85,440	0.1%
Semiconductors & Semiconductor Equipment	2,860,409	4.8%
Software	3,639,720	6.1%
Specialty Retail	508,802	0.9%
Technology Hardware, Storage & Peripherals	4,729,340	8.0%
Trading Companies & Distributors	73,440	0.1%
Wireless Telecommunication Services	230,230	0.4%
Other**	26,140,765	44.1%
Total	$59,299,392	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $12,197,020	$12,197,000	$12,197,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,197,000)		12,197,000
TOTAL INVESTMENT SECURITIES (Cost $12,197,000) - 101.7%		12,197,000
Net other assets (liabilities) - (1.7)%		(200,260)

NET ASSETS - 100.0%		$11,996,740

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $1,651,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	12/21/15	$1,145,400	$14,439

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/15	(0.30)%	$(7,181,437)	$(143,836)
S&P 500	UBS AG	10/27/15	0.05%	(3,639,356)	(81,618)
				$(10,820,793)	$(225,454)

^                              Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $969,002	$969,000	$969,000
TOTAL REPURCHASE AGREEMENTS (Cost $969,000)		969,000
TOTAL INVESTMENT SECURITIES (Cost $969,000) - 102.3%		969,000
Net other assets (liabilities) - (2.3)%		(22,167)
NET ASSETS - 100.0%		$946,833

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $315,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/15	(0.10)%	$(60,703)	$(726)
S&P MidCap 400	UBS AG	10/27/15	(0.05)%	(881,834)	(10,962)
				$(942,537)	$(11,688)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(127.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $3,605,006	$3,605,000	$3,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,605,000)		3,605,000
TOTAL INVESTMENT SECURITIES (Cost $3,605,000) - 127.0%		3,605,000
Net other assets (liabilities) - (27.0)%		(766,139)

NET ASSETS - 100.0%		$2,838,861

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $797,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	12/21/15	$219,080	$9,217

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/15	0.45%	$(1,561,809)	$(14,612)
Russell 2000 Index	UBS AG	10/27/15	0.45%	(1,056,605)	(17,549)
				$(2,618,414)	$(32,161)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $51,000	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $51,000) - 100.6%		51,000
Net other assets (liabilities) - (0.6)%		(322)

NET ASSETS - 100.0%		$50,678

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $19,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/15	(0.45)%	$(16,359)	$(284)
Dow Jones Industrial Average	UBS AG	10/27/15	(0.25)%	(34,238)	(621)
				$(50,597)	$(905)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $3,946,007	$3,946,000	$3,946,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,946,000)		3,946,000
TOTAL INVESTMENT SECURITIES (Cost $3,946,000) - 102.9%		3,946,000
Net other assets (liabilities) - (2.9)%		(112,444)

NET ASSETS - 100.0%		$3,833,556

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $579,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	2	12/21/15	$166,560	$3,258

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/15	(0.35)%	$(2,768,125)	$(51,410)
NASDAQ-100 Index	UBS AG	10/27/15	(0.25)%	(903,655)	(20,338)
				$(3,671,780)	$(71,748)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $4,496,008	$4,496,000	$4,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,496,000)		4,496,000
TOTAL INVESTMENT SECURITIES (Cost $4,496,000) - 103.9%		4,496,000
Net other assets (liabilities) - (3.9)%		(167,808)

NET ASSETS - 100.0%		$4,328,192

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $976,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/15	0.25%	$(402,123)	$(7,410)
MSCI EAFE Index	UBS AG	10/27/15	0.15%	(3,901,141)	(76,944)
				$(4,303,264)	$(84,354)

††                    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(105.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $11,296,019	$11,296,000	$11,296,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,296,000)		11,296,000
TOTAL INVESTMENT SECURITIES (Cost $11,296,000) - 105.8%		11,296,000
Net other assets (liabilities) - (5.8)%		(614,331)

NET ASSETS - 100.0%		$10,681,669

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $2,608,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/15	0.35%	$(584,869)	$(20,872)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/15	0.30%	(10,077,886)	(391,562)
				$(10,662,755)	$(412,434)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(74.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $81,000	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $81,000) - 74.8%		81,000
Net other assets (liabilities) - 25.2%		27,267

NET ASSETS - 100.0%		$108,267

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $71,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/15	(0.45)%	$(77,790)	$(1,349)
Dow Jones Industrial Average	UBS AG	10/27/15	(0.25)%	(140,212)	(1,414)
				$(218,002)	$(2,763)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(153.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $4,640,008	$4,640,000	$4,640,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,640,000)		4,640,000
TOTAL INVESTMENT SECURITIES (Cost $4,640,000) - 153.3%		4,640,000
Net other assets (liabilities) - (53.3)%		(1,612,465)

NET ASSETS - 100.0%		$3,027,535

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $1,865,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	12/21/15	$83,280	$1,629

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/15	(0.35)%	$(1,880,158)	$(34,918)
NASDAQ-100 Index	UBS AG	10/27/15	(0.25)%	(3,820,803)	(142,996)
				$(5,700,961)	$(177,914)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.6%)
Associated Banc-Corp. (Banks)	583	$10,477
BancorpSouth, Inc. (Banks)	362	8,605
Bank of America Corp. (Banks)	41,870	652,334
Bank of Hawaii Corp. (Banks)	181	11,492
Bank of the Ozarks, Inc. (Banks)	309	13,522
BankUnited, Inc. (Banks)	383	13,692
BB&T Corp. (Banks)	3,082	109,719
BOK Financial Corp. (Banks)	51	3,300
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	523	6,339
Cathay General Bancorp (Banks)	301	9,018
Citigroup, Inc. (Banks)	12,063	598,444
Citizens Financial Group, Inc. (Banks)	1,617	38,582
City National Corp. (Banks)	210	18,493
Comerica, Inc. (Banks)	746	30,661
Commerce Bancshares, Inc. (Banks)	322	14,670
Cullen/Frost Bankers, Inc. (Banks)	252	16,022
East West Bancorp, Inc. (Banks)	545	20,939
F.N.B. Corp. (Banks)	730	9,454
Fifth Third Bancorp (Banks)	3,220	60,890
First Financial Bankshares, Inc. (Banks)	227	7,214
First Horizon National Corp. (Banks)	926	13,125
First Niagara Financial Group, Inc. (Banks)	1,410	14,396
First Republic Bank (Banks)	535	33,582
FirstMerit Corp. (Banks)	674	11,910
Fulton Financial Corp. (Banks)	728	8,809
Glacier Bancorp, Inc. (Banks)	294	7,759
Hancock Holding Co. (Banks)	309	8,358
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	1,932	19,648
Huntington Bancshares, Inc. (Banks)	3,219	34,121
IBERIABANK Corp. (Banks)	122	7,102
International Bancshares Corp. (Banks)	253	6,333
Investors Bancorp, Inc. (Banks)	1,434	17,696
JPMorgan Chase & Co. (Banks)	14,757	899,733
KeyCorp (Banks)	3,366	43,792
M&T Bank Corp. (Banks)	558	68,048
MB Financial, Inc. (Banks)	261	8,519
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,786	32,255
PacWest Bancorp (Banks)	375	16,054
People’s United Financial, Inc. (Banks)	1,222	19,222
PNC Financial Services Group, Inc. (Banks)	2,043	182,236
Popular, Inc. (Banks)	383	11,578
PrivateBancorp, Inc. (Banks)	313	11,997
Prosperity Bancshares, Inc. (Banks)	237	11,639
Regions Financial Corp. (Banks)	5,311	47,852
Signature Bank* (Banks)	224	30,813
SunTrust Banks, Inc. (Banks)	2,069	79,119
SVB Financial Group* (Banks)	228	26,343
Synovus Financial Corp. (Banks)	551	16,310
TCF Financial Corp. (Banks)	694	10,521
Texas Capital Bancshares, Inc.* (Banks)	194	10,169
Trustmark Corp. (Banks)	247	5,723
U.S. Bancorp (Banks)	6,653	272,839
UMB Financial Corp. (Banks)	171	8,689
Umpqua Holdings Corp. (Banks)	845	13,774
United Bankshares, Inc. (Banks)	230	8,738
Valley National Bancorp (Banks)	918	9,033
Washington Federal, Inc. (Thrifts & Mortgage Finance)	402	9,146
Webster Financial Corp. (Banks)	390	13,896
Wells Fargo & Co. (Banks)	18,677	959,063
Western Alliance Bancorp* (Banks)	385	11,823
Wintrust Financial Corp. (Banks)	208	11,113
Zions Bancorp (Banks)	825	22,721

TOTAL COMMON STOCKS (Cost $2,207,391)		4,709,464

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $7,000	$7,000	7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $2,214,391) - 74.7%		4,716,464
Net other assets (liabilities) - 25.3%		1,597,112

NET ASSETS - 100.0%		$6,313,576

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/15	0.45%	$1,599,808	$(192)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Banks	$4,642,076	73.5%
Thrifts & Mortgage Finance	67,388	1.1%
Other**	1,604,112	25.4%
Total	$6,313,576	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Air Products & Chemicals, Inc. (Chemicals)	4,716	$601,667
Airgas, Inc. (Chemicals)	1,639	146,412
Albemarle Corp. (Chemicals)	2,733	120,525
Alcoa, Inc. (Metals & Mining)	31,917	308,319
Allegheny Technologies, Inc. (Metals & Mining)	2,663	37,761
Ashland, Inc. (Chemicals)	1,649	165,922
Axalta Coating Systems, Ltd.* (Chemicals)	3,340	84,636
Axiall Corp. (Chemicals)	1,710	26,830
Cabot Corp. (Chemicals)	1,533	48,381
Carpenter Technology Corp. (Metals & Mining)	1,206	35,903
Celanese Corp. — Series A (Chemicals)	3,735	221,000
CF Industries Holdings, Inc. (Chemicals)	5,679	254,987
Chemtura Corp.* (Chemicals)	1,654	47,337
Commercial Metals Co. (Metals & Mining)	2,817	38,170
Compass Minerals International, Inc. (Metals & Mining)	822	64,420
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,579	54,674
Cytec Industries, Inc. (Chemicals)	1,740	128,499
Domtar Corp. (Paper & Forest Products)	1,531	54,733
E.I. du Pont de Nemours & Co. (Chemicals)	22,047	1,062,665
Eastman Chemical Co. (Chemicals)	3,623	234,481
Ecolab, Inc. (Chemicals)	6,472	710,108
FMC Corp. (Chemicals)	3,254	110,343
Freeport-McMoRan, Inc. (Metals & Mining)	27,705	268,461
H.B. Fuller Co. (Chemicals)	1,230	41,746
Huntsman Corp. (Chemicals)	4,965	48,111
International Flavors & Fragrances, Inc. (Chemicals)	1,962	202,596
International Paper Co. (Paper & Forest Products)	10,177	384,589
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,088	34,473
LyondellBasell Industries N.V. - Class A (Chemicals)	9,083	757,158
Minerals Technologies, Inc. (Chemicals)	848	40,840
Monsanto Co. (Chemicals)	11,401	972,961
NewMarket Corp. (Chemicals)	254	90,678
Newmont Mining Corp. (Metals & Mining)	12,892	207,174
Nucor Corp. (Metals & Mining)	7,789	292,478
Olin Corp. (Chemicals)	1,890	31,771
Platform Specialty Products Corp.* (Chemicals)	3,392	42,909
PolyOne Corp. (Chemicals)	2,162	63,433
PPG Industries, Inc. (Chemicals)	6,595	578,316
Praxair, Inc. (Chemicals)	6,981	711,085
Reliance Steel & Aluminum Co. (Metals & Mining)	1,790	96,678
Royal Gold, Inc. (Metals & Mining)	1,589	74,651
RPM International, Inc. (Chemicals)	3,250	136,143
Sensient Technologies Corp. (Chemicals)	1,118	68,533
Sigma-Aldrich Corp. (Chemicals)	2,911	404,396
Steel Dynamics, Inc. (Metals & Mining)	5,898	101,328
Stillwater Mining Co.* (Metals & Mining)	2,948	30,453
The Chemours Co. (Chemicals)	4,410	28,533
The Dow Chemical Co. (Chemicals)	28,219	1,196,486
The Mosaic Co. (Chemicals)	8,215	255,569
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,106	67,267
United States Steel Corp. (Metals & Mining)	3,563	37,126
W.R. Grace & Co.* (Chemicals)	1,762	163,954
Westlake Chemical Corp. (Chemicals)	963	49,970
Worthington Industries, Inc. (Metals & Mining)	1,148	30,399

TOTAL COMMON STOCKS (Cost $6,417,242)		12,068,038

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $22,000	$22,000	22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000
TOTAL INVESTMENT SECURITIES (Cost $6,439,242) - 100.0%		12,090,038
Net other assets (liabilities) - NM		(4,615)

NET ASSETS - 100.0%		$12,085,423

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Chemicals	$9,916,248	82.0%
Metals & Mining	1,623,321	13.4%
Oil, Gas & Consumable Fuels	54,674	0.5%
Paper & Forest Products	473,795	3.9%
Other**	17,385	0.2%
Total	$12,085,423	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.2%)
AbbVie, Inc. (Pharmaceuticals)	127,053	$6,912,954
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,083	201,165
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,984	140,051
Alexion Pharmaceuticals, Inc.* (Biotechnology)	17,356	2,714,305
Alkermes PLC* (Biotechnology)	11,483	673,708
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,596	449,695
Amgen, Inc. (Biotechnology)	58,174	8,046,627
Baxalta, Inc. (Biotechnology)	41,562	1,309,619
Biogen, Inc.* (Biotechnology)	18,050	5,267,171
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,375	1,303,335
Bio-Techne Corp. (Life Sciences Tools & Services)	2,895	267,672
Bluebird Bio, Inc.* (Biotechnology)	2,799	239,454
Celgene Corp.* (Biotechnology)	60,639	6,559,320
Cepheid* (Biotechnology)	5,520	249,504
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,566	226,512
Clovis Oncology, Inc.* (Biotechnology)	2,549	234,406
Dyax Corp.* (Biotechnology)	11,248	214,724
Gilead Sciences, Inc. (Biotechnology)	112,645	11,060,612
Halozyme Therapeutics, Inc.* (Biotechnology)	8,380	112,543
Illumina, Inc.* (Life Sciences Tools & Services)	11,072	1,946,679
Incyte Corp.* (Biotechnology)	12,621	1,392,475
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,289	213,794
Intrexon Corp. (Biotechnology)	3,744	119,059
Isis Pharmaceuticals, Inc.* (Biotechnology)	9,234	373,238
Juno Therapeutics, Inc.* (Biotechnology)	5,372	218,587
Kite Pharma, Inc.* (Biotechnology)	2,885	160,637
MannKind Corp.* (Biotechnology)	20,471	65,712
Medivation, Inc.* (Biotechnology)	12,069	512,933
Myriad Genetics, Inc.* (Biotechnology)	5,359	200,855
Neurocrine Biosciences, Inc.* (Biotechnology)	6,024	239,695
Novavax, Inc.* (Biotechnology)	20,576	145,472
OPKO Health, Inc.* (Biotechnology)	24,461	205,717
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,005	170,693
Puma Biotechnology, Inc.* (Biotechnology)	1,708	128,715
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	7,360	512,035
Radius Health, Inc.* (Biotechnology)	2,625	181,939
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,932	2,759,210
Seattle Genetics, Inc.* (Biotechnology)	8,136	313,724
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,631	253,392
United Therapeutics Corp.* (Biotechnology)	3,521	462,096
Vertex Pharmaceuticals, Inc.* (Biotechnology)	18,795	1,957,311

TOTAL COMMON STOCKS (Cost $33,135,700)		58,717,345

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $152,001	$152,000	152,000
TOTAL REPURCHASE AGREEMENTS (Cost $152,000)		152,000
TOTAL INVESTMENT SECURITIES (Cost $33,287,700) - 74.4%		58,869,345
Net other assets (liabilities) - 25.6%		20,222,551

NET ASSETS - 100.0%		$79,091,896

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/15	0.45%	$20,297,564	$(2,436)

^	Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Biotechnology	$48,851,493	61.8%
Life Sciences Tools & Services	2,952,898	3.7%
Pharmaceuticals	6,912,954	8.7%
Other**	20,374,551	25.8%
Total	$79,091,896	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
Activision Blizzard, Inc. (Software)	4,136	$127,761
Altria Group, Inc. (Tobacco)	16,145	878,288
Archer-Daniels-Midland Co. (Food Products)	5,018	207,996
Autoliv, Inc. (Auto Components)	720	78,487
Avon Products, Inc. (Personal Products)	3,586	11,655
B&G Foods, Inc. - Class A (Food Products)	475	17,314
BorgWarner, Inc. (Auto Components)	1,866	77,607
Brown-Forman Corp. - Class A (Beverages)	229	24,501
Brown-Forman Corp. - Class B (Beverages)	872	84,497
Brunswick Corp. (Leisure Products)	762	36,492
Bunge, Ltd. (Food Products)	1,189	87,154
Campbell Soup Co. (Food Products)	1,483	75,158
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	430	38,975
Church & Dwight Co., Inc. (Household Products)	1,077	90,360
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,281	65,989
Coca-Cola Enterprises, Inc. (Beverages)	1,734	83,839
Colgate-Palmolive Co. (Household Products)	7,413	470,429
ConAgra Foods, Inc. (Food Products)	3,558	144,135
Constellation Brands, Inc. (Beverages)	1,420	177,798
Cooper Tire & Rubber Co. (Auto Components)	434	17,147
D.R. Horton, Inc. (Household Durables)	2,692	79,037
Dana Holding Corp. (Auto Components)	1,317	20,914
Darling Ingredients, Inc.* (Food Products)	1,356	15,241
Dean Foods Co. (Food Products)	781	12,902
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	266	15,444
Delphi Automotive PLC (Auto Components)	2,341	178,010
Dr. Pepper Snapple Group, Inc. (Beverages)	1,567	123,871
Edgewell Personal Care Co. (Personal Products)	508	41,453
Electronic Arts, Inc.* (Software)	2,566	173,847
Energizer Holdings, Inc. (Household Products)	508	19,665
Flowers Foods, Inc. (Food Products)	1,521	37,630
Ford Motor Co. (Automobiles)	32,088	435,435
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	345	19,279
General Mills, Inc. (Food Products)	4,928	276,609
General Motors Co. (Automobiles)	11,870	356,337
Gentex Corp. (Auto Components)	2,408	37,324
Genuine Parts Co. (Distributors)	1,250	103,612
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	333	20,533
GoPro, Inc.* - Class A (Household Durables)	617	19,263
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,318	96,023
Harley-Davidson, Inc. (Automobiles)	1,696	93,110
Harman International Industries, Inc. (Household Durables)	589	56,538
Hasbro, Inc. (Leisure Products)	922	66,513
Herbalife, Ltd.* (Personal Products)	538	29,321
Herman Miller, Inc. (Commercial Services & Supplies)	489	14,103
HNI Corp. (Commercial Services & Supplies)	368	15,787
Hormel Foods Corp. (Food Products)	1,107	70,084
Ingredion, Inc. (Food Products)	590	51,513
Jarden Corp.* (Household Durables)	1,637	80,017
Johnson Controls, Inc. (Auto Components)	5,382	222,600
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,052	20,104
Kellogg Co. (Food Products)	2,098	139,622
Keurig Green Mountain, Inc. (Food Products)	993	51,775
Kimberly-Clark Corp. (Household Products)	2,998	326,902
Lancaster Colony Corp. (Food Products)	163	15,889
Lear Corp. (Auto Components)	632	68,749
Leggett & Platt, Inc. (Household Durables)	1,123	46,324
Lennar Corp. - B Shares (Household Durables)	78	3,089
Lennar Corp. - Class A (Household Durables)	1,435	69,067
Leucadia National Corp. (Diversified Financial Services)	2,776	56,242
LKQ Corp.* (Distributors)	2,513	71,269
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	917	46,446
Mattel, Inc. (Leisure Products)	2,787	58,694
McCormick & Co., Inc. (Food Products)	949	77,989
Mead Johnson Nutrition Co. - Class A (Food Products)	1,671	117,638
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,587	67,035
Mohawk Industries, Inc.* (Household Durables)	518	94,167
Molson Coors Brewing Co. - Class B (Beverages)	1,300	107,926
Mondelez International, Inc. - Class A (Food Products)	13,263	555,321
Monster Beverage Corp.* (Beverages)	1,253	169,330
Newell Rubbermaid, Inc. (Household Durables)	2,201	87,402
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,579	686,050
Nu Skin Enterprises, Inc. - Class A (Personal Products)	484	19,980
NVR, Inc.* (Household Durables)	30	45,757
PepsiCo, Inc. (Beverages)	12,097	1,140,747
Philip Morris International, Inc. (Tobacco)	12,756	1,011,934
Pinnacle Foods, Inc. (Food Products)	900	37,692
Polaris Industries, Inc. (Leisure Products)	502	60,175
Pool Corp. (Distributors)	357	25,811

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Post Holdings, Inc.* (Food Products)	496	$29,314
PulteGroup, Inc. (Household Durables)	2,639	49,798
PVH Corp. (Textiles, Apparel & Luxury Goods)	677	69,013
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	489	57,780
Reynolds American, Inc. (Tobacco)	6,824	302,098
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	355	47,598
Snap-on, Inc. (Machinery)	476	71,848
Spectrum Brands Holdings, Inc. (Household Products)	225	20,589
Stanley Black & Decker, Inc. (Machinery)	1,262	122,389
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	466	17,065
Take-Two Interactive Software, Inc.* (Software)	700	20,111
Tempur Sealy International, Inc.* (Household Durables)	505	36,072
Tenneco, Inc.* (Auto Components)	497	22,251
Tesla Motors, Inc.* (Automobiles)	804	199,714
The Clorox Co. (Household Products)	1,059	122,346
The Coca-Cola Co. (Beverages)	32,239	1,293,429
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,862	150,225
The Goodyear Tire & Rubber Co. (Auto Components)	2,213	64,907
The Hain Celestial Group, Inc.* (Food Products)	845	43,602
The Hershey Co. (Food Products)	1,206	110,807
The JM Smucker Co. - Class A (Food Products)	848	96,748
The Kraft Heinz Co. (Food Products)	4,893	345,348
The Middleby Corp.* (Machinery)	470	49,439
The Procter & Gamble Co. (Household Products)	22,334	1,606,708
The Ryland Group, Inc. (Household Durables)	388	15,842
The WhiteWave Foods Co.* (Food Products)	1,449	58,177
Thor Industries, Inc. (Automobiles)	378	19,580
Toll Brothers, Inc.* (Household Durables)	1,332	45,608
TreeHouse Foods, Inc.* (Food Products)	358	27,849
Tupperware Brands Corp. (Household Durables)	411	20,340
Tyson Foods, Inc. - Class A (Food Products)	2,508	108,095
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,482	143,428
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,802	191,124
Vista Outdoor, Inc.* (Leisure Products)	515	22,881
Visteon Corp.* (Auto Components)	308	31,182
WABCO Holdings, Inc.* (Machinery)	443	46,440
Whirlpool Corp. (Household Durables)	645	94,982
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	849	18,372

TOTAL COMMON STOCKS (Cost $7,166,109)		16,649,822

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $21,000	$21,000	21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $7,187,109) - 100.8%		16,670,822
Net other assets (liabilities) - (0.8)%		(131,746)

NET ASSETS - 100.0%		$16,539,076

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Auto Components	$819,178	5.0%
Automobiles	1,104,176	6.7%
Beverages	3,205,938	19.5%
Commercial Services & Supplies	29,890	0.2%
Distributors	200,692	1.2%
Diversified Financial Services	56,242	0.3%
Food Products	2,811,602	17.0%
Household Durables	843,303	5.1%
Household Products	2,656,999	16.0%
Leisure Products	244,755	1.4%
Machinery	290,116	1.7%
Personal Products	252,634	1.6%
Software	321,719	1.9%
Textiles, Apparel & Luxury Goods	1,620,258	9.8%
Tobacco	2,192,320	13.3%
Other**	(110,746)	(0.7)%
Total	$16,539,076	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Aaron’s, Inc. (Specialty Retail)	680	$24,555
Abercrombie & Fitch Co. - Class A (Specialty Retail)	731	15,490
Acxiom Corp.* (IT Services)	827	16,342
Advance Auto Parts, Inc. (Specialty Retail)	769	145,749
Alaska Air Group, Inc. (Airlines)	1,342	106,622
Allegiant Travel Co. (Airlines)	135	29,194
Amazon.com, Inc.* (Internet & Catalog Retail)	4,052	2,074,178
AMC Networks, Inc.* - Class A (Media)	642	46,975
American Airlines Group, Inc. (Airlines)	7,099	275,654
American Eagle Outfitters, Inc. (Specialty Retail)	1,898	29,666
AmerisourceBergen Corp. (Health Care Providers & Services)	2,170	206,128
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,061	11,735
Aramark (Hotels, Restaurants & Leisure)	2,369	70,217
Asbury Automotive Group, Inc.* (Specialty Retail)	282	22,884
Ascena Retail Group, Inc.* (Specialty Retail)	1,812	25,205
AutoNation, Inc.* (Specialty Retail)	830	48,289
AutoZone, Inc.* (Specialty Retail)	326	235,969
Avis Budget Group, Inc.* (Road & Rail)	1,088	47,524
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,794	102,294
Best Buy Co., Inc. (Specialty Retail)	3,238	120,195
Big Lots, Inc. (Multiline Retail)	550	26,356
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,294	23,525
Brinker International, Inc. (Hotels, Restaurants & Leisure)	635	33,445
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	204	39,460
Burlington Stores, Inc.* (Multiline Retail)	804	41,036
Cabela’s, Inc.* (Specialty Retail)	531	24,214
Cable One, Inc.* (Media)	45	18,874
Cablevision Systems Corp. - Class A (Media)	2,343	76,077
Cardinal Health, Inc. (Health Care Providers & Services)	3,457	265,567
CarMax, Inc.* (Specialty Retail)	2,197	130,326
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,893	243,182
Casey’s General Stores, Inc. (Food & Staples Retailing)	409	42,094
CBS Corp. (Media)	77	3,457
CBS Corp. - Class B (Media)	4,694	187,291
Charter Communications, Inc.* - Class A (Media)	809	142,263
Chemed Corp. (Health Care Providers & Services)	183	24,425
Chico’s FAS, Inc. (Specialty Retail)	1,474	23,186
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	328	236,242
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	375	17,869
Cinemark Holdings, Inc. (Media)	1,119	36,356
Comcast Corp. - Class A (Media)	22,334	1,270,358
Comcast Corp. - Class A (Media)	3,885	222,377
Copart, Inc.* (Commercial Services & Supplies)	1,159	38,131
Costco Wholesale Corp. (Food & Staples Retailing)	4,644	671,383
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	255	37,556
CST Brands, Inc. (Specialty Retail)	803	27,029
CVS Health Corp. (Food & Staples Retailing)	11,776	1,136,149
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,206	82,659
Delta Air Lines, Inc. (Airlines)	8,403	377,043
DeVry Education Group, Inc. (Diversified Consumer Services)	604	16,435
Dick’s Sporting Goods, Inc. (Specialty Retail)	988	49,015
Dillard’s, Inc. - Class A (Multiline Retail)	263	22,984
Discovery Communications, Inc.* - Class A (Media)	1,577	41,049
Discovery Communications, Inc.* - Class C (Media)	2,726	66,215
DISH Network Corp.* - Class A (Media)	2,374	138,499
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	524	17,082
Dollar General Corp. (Multiline Retail)	3,113	225,505
Dollar Tree, Inc.* (Multiline Retail)	2,480	165,317
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	582	62,804
DreamWorks Animation SKG, Inc.* - Class A (Media)	746	13,018
DSW, Inc. - Class A (Specialty Retail)	757	19,160
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,004	49,196
Expedia, Inc. (Internet & Catalog Retail)	1,053	123,917
FactSet Research Systems, Inc. (Software)	433	69,198
Foot Locker, Inc. (Specialty Retail)	1,474	106,084
GameStop Corp. - Class A (Specialty Retail)	1,131	46,609
Gannett Co., Inc. (Media)	1,216	17,912
Genesco, Inc.* (Specialty Retail)	256	14,610
GNC Holdings, Inc. - Class A (Specialty Retail)	899	36,338
Graham Holdings Co. - Class B (Diversified Consumer Services)	46	26,542
Grand Canyon Education, Inc.* (Diversified Consumer Services)	501	19,033
Group 1 Automotive, Inc. (Specialty Retail)	244	20,777
Groupon, Inc.* (Internet & Catalog Retail)	5,124	16,704
GUESS?, Inc. (Specialty Retail)	686	14,653
H & R Block, Inc. (Diversified Consumer Services)	2,915	105,522
Hertz Global Holdings, Inc.* (Road & Rail)	4,270	71,437

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,531	$126,881
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,205	24,474
HSN, Inc. (Internet & Catalog Retail)	340	19,462
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	361	17,003
IHS, Inc.* - Class A (Professional Services)	720	83,520
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	139	1,386
J.C. Penney Co., Inc.* (Multiline Retail)	3,224	29,951
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	384	29,583
JetBlue Airways Corp.* (Airlines)	3,329	85,788
John Wiley & Sons, Inc. (Media)	525	26,266
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,500	53,250
Kohl’s Corp. (Multiline Retail)	2,093	96,927
L Brands, Inc. (Specialty Retail)	2,717	244,882
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,876	147,172
Liberty Broadband Corp.* - Class A (Media)	264	13,580
Liberty Broadband Corp.* - Class C (Media)	691	35,358
Liberty Global PLC* - Class A (Media)	2,667	114,521
Liberty Global PLC* - Class C (Media)	6,542	268,353
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,897	128,448
Liberty LiLAC Group* - Class A (Media)	129	4,346
Liberty LiLAC Group* - Class C (Media)	306	10,477
Liberty Media Corp.* (Media)	1,046	37,363
Liberty Media Corp.* - Class C (Media)	2,084	71,815
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	711	15,763
Liberty Ventures* (Internet & Catalog Retail)	1,427	57,579
Lions Gate Entertainment Corp. (Media)	1,016	37,389
Lithia Motors, Inc. - Class A (Specialty Retail)	253	27,352
Live Nation Entertainment, Inc.* (Media)	1,540	37,022
Lowe’s Cos., Inc. (Specialty Retail)	9,771	673,416
Macy’s, Inc. (Multiline Retail)	3,494	179,312
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,110	143,893
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	290	19,761
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,950	980,374
McKesson Corp. (Health Care Providers & Services)	2,456	454,434
Meredith Corp. (Media)	395	16,819
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,996	92,176
Murphy USA, Inc.* (Specialty Retail)	422	23,189
Netflix, Inc.* (Internet & Catalog Retail)	4,496	464,257
News Corp. - Class A (Media)	4,026	50,808
News Corp. - Class B (Media)	1,142	14,640
Nielsen Holdings PLC (Professional Services)	3,871	172,143
Nordstrom, Inc. (Multiline Retail)	1,474	105,701
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,671	95,748
Office Depot, Inc.* (Specialty Retail)	5,214	33,474
Omnicom Group, Inc. (Media)	2,564	168,968
O’Reilly Automotive, Inc.* (Specialty Retail)	1,046	261,500
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	260	50,287
Regal Entertainment Group - Class A (Media)	712	13,307
Restoration Hardware Holdings, Inc.* (Specialty Retail)	390	36,391
Rite Aid Corp.* (Food & Staples Retailing)	10,718	65,058
Rollins, Inc. (Commercial Services & Supplies)	991	26,628
Ross Stores, Inc. (Specialty Retail)	4,371	211,862
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,814	161,609
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,658	39,378
Scripps Networks Interactive, Inc. - Class A (Media)	993	48,846
Service Corp. International (Diversified Consumer Services)	2,119	57,425
Servicemaster Global Holdings, Inc.* (Diversified Consumer Services)	1,081	36,268
Shutterfly, Inc.* (Internet & Catalog Retail)	381	13,621
Signet Jewelers, Ltd. (Specialty Retail)	844	114,894
Sinclair Broadcast Group, Inc. - Class A (Media)	731	18,509
Sirius XM Holdings, Inc.* (Media)	23,611	88,305
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	931	42,621
Sotheby’s - Class A (Diversified Consumer Services)	652	20,851
Southwest Airlines Co. (Airlines)	6,962	264,834
Spirit Airlines, Inc.* (Airlines)	766	36,232
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,526	32,199
Staples, Inc. (Specialty Retail)	6,801	79,776
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,676	891,024
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,802	119,797
Starz* (Media)	879	32,822
Sysco Corp. (Food & Staples Retailing)	5,847	227,858
Target Corp. (Multiline Retail)	6,636	521,987
TEGNA, Inc. (Media)	2,396	53,646
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	482	26,009
The Dun & Bradstreet Corp. (Professional Services)	379	39,795
The Gap, Inc. (Specialty Retail)	2,512	71,592
The Home Depot, Inc. (Specialty Retail)	13,560	1,566,043
The Interpublic Group of Cos., Inc. (Media)	4,336	82,948
The Kroger Co. (Food & Staples Retailing)	10,263	370,186
The Madison Square Garden Co.* - Class A (Media)	656	47,324
The Men’s Wearhouse, Inc. (Specialty Retail)	514	21,855
The New York Times Co. - Class A (Media)	1,335	15,766
The Priceline Group, Inc.* (Internet & Catalog Retail)	538	665,431
The TJX Cos., Inc. (Specialty Retail)	7,126	508,938
The Walt Disney Co. (Media)	16,398	1,675,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,455	$21,236
Tiffany & Co. (Specialty Retail)	1,187	91,660
Time Warner Cable, Inc. (Media)	2,993	536,854
Time Warner, Inc. (Media)	8,619	592,556
Time, Inc. (Media)	1,162	22,136
Tractor Supply Co. (Specialty Retail)	1,439	121,336
Tribune Media Co. - Class A (Media)	857	30,509
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,195	75,309
Twenty-First Century Fox, Inc. - Class A (Media)	12,894	347,880
Twenty-First Century Fox, Inc. - Class B (Media)	4,559	123,412
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	677	110,588
United Continental Holdings, Inc.* (Airlines)	3,993	211,829
United Natural Foods, Inc.* (Food & Staples Retailing)	532	25,807
Urban Outfitters, Inc.* (Specialty Retail)	1,000	29,380
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	382	39,988
VCA, Inc.* (Health Care Providers & Services)	860	45,279
Viacom, Inc. (Media)	108	4,781
Viacom, Inc. - Class B (Media)	3,673	158,490
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	9,225	766,598
Wal-Mart Stores, Inc. (Food & Staples Retailing)	16,666	1,080,623
Whole Foods Market, Inc. (Food & Staples Retailing)	3,779	119,605
Williams-Sonoma, Inc. (Specialty Retail)	891	68,028
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,248	89,731
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	861	45,736
Yelp, Inc.* (Internet Software & Services)	585	12,671
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,559	364,492

TOTAL COMMON STOCKS (Cost $17,229,519)		30,059,247

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $49,000	$49,000	49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000
TOTAL INVESTMENT SECURITIES (Cost $17,278,519) - 99.9%		30,108,247
Net other assets (liabilities) - 0.1%		43,970

NET ASSETS - 100.0%		$30,152,217

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Services invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Airlines	$1,387,196	4.6%
Commercial Services & Supplies	118,009	0.4%
Diversified Consumer Services	318,285	1.0%
Electronic Equipment, Instruments & Components	17,082	0.1%
Food & Staples Retailing	4,537,560	15.0%
Health Care Providers & Services	995,833	3.3%
Hotels, Restaurants & Leisure	4,402,662	14.6%
Internet & Catalog Retail	3,654,669	12.1%
Internet Software & Services	12,671	NM
IT Services	16,342	0.1%
Media	7,082,414	23.6%
Multiline Retail	1,415,076	4.7%
Professional Services	295,458	1.0%
Road & Rail	118,961	0.4%
Software	69,198	0.2%
Specialty Retail	5,617,831	18.6%
Other**	92,970	0.3%
Total	$30,152,217	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
ACE, Ltd. (Insurance)	2,675	$276,595
Affiliated Managers Group, Inc.* (Capital Markets)	451	77,116
Aflac, Inc. (Insurance)	3,562	207,059
Alexander & Baldwin, Inc. (Real Estate Management & Development)	380	13,045
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	596	50,463
Alleghany Corp.* (Insurance)	135	63,195
Allied World Assurance Company Holdings, A.G. (Insurance)	752	28,704
Ally Financial, Inc.* (Consumer Finance)	3,627	73,918
American Campus Communities, Inc. (Real Estate Investment Trusts)	926	33,558
American Capital Agency Corp. (Real Estate Investment Trusts)	2,885	53,950
American Express Co. (Consumer Finance)	7,037	521,653
American Financial Group, Inc. (Insurance)	592	40,795
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	1,288	20,711
American International Group, Inc. (Insurance)	10,702	608,088
American Tower Corp. (Real Estate Investment Trusts)	3,500	307,930
Ameriprise Financial, Inc. (Capital Markets)	1,475	160,967
AmTrust Financial Services, Inc. (Insurance)	314	19,776
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	7,837	77,351
Aon PLC (Insurance)	2,320	205,575
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	1,290	47,756
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	1,289	23,937
Arch Capital Group, Ltd.* (Insurance)	1,011	74,278
Arthur J. Gallagher & Co. (Insurance)	1,444	59,608
Aspen Insurance Holdings, Ltd. (Insurance)	506	23,514
Associated Banc-Corp. (Banks)	1,246	22,391
Assurant, Inc. (Insurance)	549	43,376
Assured Guaranty, Ltd. (Insurance)	1,215	30,375
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	1,100	192,302
Axis Capital Holdings, Ltd. (Insurance)	835	44,856
BancorpSouth, Inc. (Banks)	721	17,138
Bank of America Corp. (Banks)	86,582	1,348,948
Bank of Hawaii Corp. (Banks)	360	22,856
Bank of the Ozarks, Inc. (Banks)	645	28,225
BankUnited, Inc. (Banks)	858	30,674
BB&T Corp. (Banks)	6,449	229,584
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	15,498	2,020,940
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	1,669	33,347
BlackRock, Inc. (Capital Markets)	1,059	315,021
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	772	21,184
BOK Financial Corp. (Banks)	180	11,648
Boston Properties, Inc. (Real Estate Investment Trusts)	1,267	150,013
Brandywine Realty Trust (Real Estate Investment Trusts)	1,489	18,344
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	1,407	33,036
Brown & Brown, Inc. (Insurance)	965	29,886
Camden Property Trust (Real Estate Investment Trusts)	718	53,060
Capital One Financial Corp. (Consumer Finance)	4,483	325,107
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,053	12,762
Care Capital Properties, Inc. (Real Estate Investment Trusts)	684	22,524
Cathay General Bancorp (Banks)	634	18,995
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,252	17,215
CBOE Holdings, Inc. (Diversified Financial Services)	684	45,883
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,395	76,641
Chimera Investment Corp. (Real Estate Investment Trusts)	1,699	22,716
Cincinnati Financial Corp. (Insurance)	1,224	65,851
CIT Group, Inc. (Banks)	1,441	57,683
Citigroup, Inc. (Banks)	24,892	1,234,892
Citizens Financial Group, Inc. (Banks)	3,334	79,549
City National Corp. (Banks)	402	35,400
CME Group, Inc. (Diversified Financial Services)	2,792	258,930
CNO Financial Group, Inc. (Insurance)	1,593	29,964
Colony Capital, Inc. (Real Estate Investment Trusts)	926	18,113
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	1,034	23,989
Comerica, Inc. (Banks)	1,472	60,499
Commerce Bancshares, Inc. (Banks)	663	30,206
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	995	17,811
Corporate Office Properties Trust (Real Estate Investment Trusts)	783	16,466
Corrections Corp. of America (Real Estate Investment Trusts)	967	28,565
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,701	15,683
Crown Castle International Corp. (Real Estate Investment Trusts)	2,759	217,602
CubeSmart (Real Estate Investment Trusts)	1,375	37,414
Cullen/Frost Bankers, Inc. (Banks)	462	29,374
CYS Investments, Inc. (Real Estate Investment Trusts)	1,295	9,402
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	731	24,605

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DDR Corp. (Real Estate Investment Trusts)	2,516	$38,696
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,658	18,321
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	1,124	73,420
Discover Financial Services (Consumer Finance)	3,601	187,216
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,151	33,057
Duke Realty Corp. (Real Estate Investment Trusts)	2,856	54,407
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	537	13,898
E*TRADE Financial Corp.* (Capital Markets)	2,398	63,139
East West Bancorp, Inc. (Banks)	1,192	45,797
EastGroup Properties, Inc. (Real Estate Investment Trusts)	263	14,249
Eaton Vance Corp. (Capital Markets)	970	32,417
Endurance Specialty Holdings, Ltd. (Insurance)	504	30,759
EPR Properties (Real Estate Investment Trusts)	480	24,754
Equinix, Inc. (Real Estate Investment Trusts)	473	129,318
Equity Commonwealth* (Real Estate Investment Trusts)	1,073	29,229
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	661	38,715
Equity Residential (Real Estate Investment Trusts)	3,014	226,412
Erie Indemnity Co. - Class A (Insurance)	196	16,256
Essex Property Trust, Inc. (Real Estate Investment Trusts)	540	120,647
Everest Re Group, Ltd. (Insurance)	366	63,442
Extra Space Storage, Inc. (Real Estate Investment Trusts)	1,015	78,317
F.N.B. Corp. (Banks)	1,450	18,778
Federal Realty Investment Trust (Real Estate Investment Trusts)	569	77,640
Federated Investors, Inc. - Class B (Capital Markets)	789	22,802
Fifth Third Bancorp (Banks)	6,641	125,581
Financial Engines, Inc. (Capital Markets)	430	12,672
First American Financial Corp. (Insurance)	895	34,968
First Financial Bankshares, Inc. (Banks)	534	16,971
First Horizon National Corp. (Banks)	1,939	27,500
First Niagara Financial Group, Inc. (Banks)	2,936	29,977
First Republic Bank (Banks)	1,177	73,880
FirstMerit Corp. (Banks)	1,370	24,208
FNF Group (Insurance)	2,316	82,149
FNFV Group (Diversified Financial Services)	645	7,559
Forest City Enterprises, Inc.* - Class A (Real Estate Management & Development)	1,719	34,603
Franklin Resources, Inc. (Capital Markets)	3,198	119,157
Fulton Financial Corp. (Banks)	1,447	17,509
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	759	22,542
General Growth Properties, Inc. (Real Estate Investment Trusts)	4,831	125,461
Genworth Financial, Inc.* - Class A (Insurance)	4,111	18,993
Glacier Bancorp, Inc. (Banks)	623	16,441
Hancock Holding Co. (Banks)	644	17,420
Hartford Financial Services Group, Inc. (Insurance)	3,428	156,934
Hatteras Financial Corp. (Real Estate Investment Trusts)	799	12,105
HCC Insurance Holdings, Inc. (Insurance)	793	61,434
HCP, Inc. (Real Estate Investment Trusts)	3,824	142,444
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	833	20,700
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	1,050	25,736
Highwoods Properties, Inc. (Real Estate Investment Trusts)	780	30,225
Home Properties, Inc. (Real Estate Investment Trusts)	483	36,104
Hospitality Properties Trust (Real Estate Investment Trusts)	1,249	31,949
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	6,215	98,259
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	3,987	40,548
Huntington Bancshares, Inc. (Banks)	6,639	70,373
IBERIABANK Corp. (Banks)	276	16,066
Intercontinental Exchange, Inc. (Diversified Financial Services)	911	214,076
International Bancshares Corp. (Banks)	464	11,614
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,017	12,448
Invesco, Ltd. (Capital Markets)	3,545	110,710
Investors Bancorp, Inc. (Banks)	2,970	36,650
Iron Mountain, Inc. (Real Estate Investment Trusts)	1,590	49,322
Janus Capital Group, Inc. (Capital Markets)	1,222	16,619
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	372	53,482
JPMorgan Chase & Co. (Banks)	30,584	1,864,706
Kemper Corp. (Insurance)	404	14,289
KeyCorp (Banks)	6,951	90,433
Kilroy Realty Corp. (Real Estate Investment Trusts)	764	49,782
Kimco Realty Corp. (Real Estate Investment Trusts)	3,414	83,404
Kite Realty Group Trust (Real Estate Investment Trusts)	689	16,405
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	677	35,326
LaSalle Hotel Properties (Real Estate Investment Trusts)	933	26,488
Lazard, Ltd. - Class A (Capital Markets)	1,073	46,461
Legg Mason, Inc. (Capital Markets)	904	37,615
LendingClub Corp.* (Consumer Finance)	1,705	22,557
Lexington Realty Trust (Real Estate Investment Trusts)	1,759	14,248
Liberty Property Trust (Real Estate Investment Trusts)	1,243	39,167
Lincoln National Corp. (Insurance)	2,074	98,432
Loews Corp. (Insurance)	2,370	85,652
LPL Financial Holdings, Inc. (Capital Markets)	677	26,924

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
M&T Bank Corp. (Banks)	1,103	$134,511
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	737	13,915
Markel Corp.* (Insurance)	118	94,619
MarketAxess Holdings, Inc. (Diversified Financial Services)	308	28,607
Marsh & McLennan Cos., Inc. (Insurance)	4,386	229,037
MasterCard, Inc. - Class A (IT Services)	8,255	743,941
MB Financial, Inc. (Banks)	576	18,801
McGraw Hill Financial, Inc. (Diversified Financial Services)	2,256	195,144
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,938	21,434
Mercury General Corp. (Insurance)	300	15,153
MetLife, Inc. (Insurance)	9,237	435,525
MFA Financial, Inc. (Real Estate Investment Trusts)	3,060	20,839
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,808	26,002
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	622	50,923
Moody’s Corp. (Diversified Financial Services)	1,442	141,604
Morgan Stanley (Capital Markets)	12,604	397,027
MSCI, Inc. - Class A (Diversified Financial Services)	818	48,638
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,113	40,369
Navient Corp. (Consumer Finance)	3,091	34,743
New Residential Investment Corp. (Real Estate Investment Trusts)	1,908	24,995
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,677	66,407
Northern Trust Corp. (Capital Markets)	1,811	123,438
NorthStar Asset Management Group, Inc. (Capital Markets)	1,617	23,220
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	3,020	37,297
Old Republic International Corp. (Insurance)	1,995	31,202
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,336	46,960
Outfront Media, Inc. (Real Estate Investment Trusts)	1,138	23,670
PacWest Bancorp (Banks)	847	36,260
Paramount Group, Inc. (Real Estate Investment Trusts)	1,384	23,251
PartnerRe, Ltd. (Insurance)	396	54,996
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	592	20,986
People’s United Financial, Inc. (Banks)	2,565	40,347
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	1,248	22,327
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	1,446	57,131
PNC Financial Services Group, Inc. (Banks)	4,247	378,832
Popular, Inc. (Banks)	859	25,968
Post Properties, Inc. (Real Estate Investment Trusts)	453	26,405
Potlatch Corp. (Real Estate Investment Trusts)	336	9,673
PRA Group, Inc.* (Consumer Finance)	401	21,221
Primerica, Inc. (Insurance)	411	18,524
Principal Financial Group, Inc. (Insurance)	2,270	107,462
PrivateBancorp, Inc. (Banks)	650	24,915
ProAssurance Corp. (Insurance)	446	21,885
Prologis, Inc. (Real Estate Investment Trusts)	4,336	168,670
Prosperity Bancshares, Inc. (Banks)	541	26,569
Prudential Financial, Inc. (Insurance)	3,733	284,492
Public Storage (Real Estate Investment Trusts)	1,219	257,977
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,724	27,429
Raymond James Financial, Inc. (Capital Markets)	1,060	52,608
Rayonier, Inc. (Real Estate Investment Trusts)	1,041	22,975
Realogy Holdings Corp.* (Real Estate Management & Development)	1,216	45,758
Realty Income Corp. (Real Estate Investment Trusts)	1,946	92,221
Redwood Trust, Inc. (Real Estate Investment Trusts)	697	9,646
Regency Centers Corp. (Real Estate Investment Trusts)	780	48,477
Regions Financial Corp. (Banks)	10,956	98,714
Reinsurance Group of America, Inc. (Insurance)	547	49,553
RenaissanceRe Holdings, Ltd. (Insurance)	380	40,402
Retail Properties of America, Inc. (Real Estate Investment Trusts)	1,958	27,588
RLI Corp. (Insurance)	310	16,594
RLJ Lodging Trust (Real Estate Investment Trusts)	1,082	27,342
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	425	20,923
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	891	18,194
SEI Investments Co. (Capital Markets)	1,154	55,657
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,960	31,752
Signature Bank* (Banks)	422	58,050
Simon Property Group, Inc. (Real Estate Investment Trusts)	2,560	470,323
SL Green Realty Corp. (Real Estate Investment Trusts)	826	89,340
SLM Corp.* (Consumer Finance)	3,522	26,063
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	295	27,819
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	3,653	33,388
StanCorp Financial Group, Inc. (Insurance)	350	39,970
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	1,970	40,424
State Street Corp. (Capital Markets)	3,379	227,103
Stifel Financial Corp.* (Capital Markets)	572	24,081
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	2,281	31,455
Sun Communities, Inc. (Real Estate Investment Trusts)	447	30,289
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,725	22,822
SunTrust Banks, Inc. (Banks)	4,285	163,858
SVB Financial Group* (Banks)	427	49,336

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Symetra Financial Corp. (Insurance)	789	$24,964
Synchrony Financial* (Consumer Finance)	1,034	32,364
Synovus Financial Corp. (Banks)	1,092	32,323
T. Rowe Price Group, Inc. (Capital Markets)	2,119	147,271
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	794	26,178
Taubman Centers, Inc. (Real Estate Investment Trusts)	506	34,954
TCF Financial Corp. (Banks)	1,398	21,194
TD Ameritrade Holding Corp. (Capital Markets)	2,250	71,640
Texas Capital Bancshares, Inc.* (Banks)	379	19,867
The Allstate Corp. (Insurance)	3,314	193,007
The Bank of New York Mellon Corp. (Capital Markets)	9,149	358,183
The Charles Schwab Corp. (Capital Markets)	9,900	282,744
The Chubb Corp. (Insurance)	1,879	230,459
The GEO Group, Inc. (Real Estate Investment Trusts)	616	18,320
The Goldman Sachs Group, Inc. (Capital Markets)	3,332	578,969
The Hanover Insurance Group, Inc. (Insurance)	366	28,438
The Howard Hughes Corp.* (Real Estate Management & Development)	294	33,734
The Macerich Co. (Real Estate Investment Trusts)	1,114	85,577
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	976	52,050
The Progressive Corp. (Insurance)	4,843	148,390
The St Joe Co.* (Real Estate Management & Development)	762	14,577
The Travelers Cos., Inc. (Insurance)	2,575	256,290
The Western Union Co. (IT Services)	4,229	77,644
Torchmark Corp. (Insurance)	960	54,144
Trustmark Corp. (Banks)	556	12,883
Two Harbors Investment Corp. (Real Estate Investment Trusts)	3,037	26,786
U.S. Bancorp (Banks)	13,694	561,591
UDR, Inc. (Real Estate Investment Trusts)	2,168	74,753
UMB Financial Corp. (Banks)	346	17,580
Umpqua Holdings Corp. (Banks)	1,823	29,715
United Bankshares, Inc. (Banks)	538	20,439
Unum Group (Insurance)	2,038	65,379
Urban Edge Properties (Real Estate Investment Trusts)	765	16,516
Validus Holdings, Ltd. (Insurance)	688	31,008
Valley National Bancorp (Banks)	1,928	18,972
Ventas, Inc. (Real Estate Investment Trusts)	2,748	154,053
VEREIT, Inc. (Real Estate Investment Trusts)	7,486	57,792
Visa, Inc. - Class A (IT Services)	16,141	1,124,382
Vornado Realty Trust (Real Estate Investment Trusts)	1,466	132,556
Voya Financial, Inc. (Diversified Financial Services)	1,896	73,508
W.R. Berkley Corp. (Insurance)	818	44,475
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	692	24,061
Washington Federal, Inc. (Thrifts & Mortgage Finance)	779	17,722
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	561	13,986
Webster Financial Corp. (Banks)	761	27,114
Weingarten Realty Investors (Real Estate Investment Trusts)	941	31,157
Wells Fargo & Co. (Banks)	38,638	1,984,060
Welltower, Inc. (Real Estate Investment Trusts)	2,911	197,133
Western Alliance Bancorp* (Banks)	753	23,125
Weyerhaeuser Co. (Real Estate Investment Trusts)	4,252	116,250
White Mountains Insurance Group, Ltd. (Insurance)	50	37,365
Willis Group Holdings PLC (Insurance)	1,487	60,922
Wintrust Financial Corp. (Banks)	400	21,372
WisdomTree Investments, Inc. (Capital Markets)	945	15,243
WP Carey, Inc. (Real Estate Investment Trusts)	804	46,479
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,535	17,898
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	921	16,081
XL Group PLC (Insurance)	2,500	90,800
Zions Bancorp (Banks)	1,687	46,460

TOTAL COMMON STOCKS (Cost $15,024,945)		31,448,514

TOTAL INVESTMENT SECURITIES (Cost $15,024,945) - 100.3%		31,448,514
Net other assets (liabilities) - (0.3)%		(84,308)

NET ASSETS - 100.0%		$31,364,206

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Banks	$9,654,822	30.9%
Capital Markets	3,422,865	10.9%
Consumer Finance	1,263,036	4.0%
Diversified Financial Services	3,086,939	9.8%
Insurance	5,219,858	16.6%
IT Services	1,945,967	6.2%
Real Estate Investment Trusts	6,392,317	20.4%
Real Estate Management & Development	271,840	0.9%
Thrifts & Mortgage Finance	190,870	0.6%
Other**	(84,308)	(0.3)%
Total	$31,364,206	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Abbott Laboratories (Health Care Equipment & Supplies)	42,272	$1,700,179
AbbVie, Inc. (Pharmaceuticals)	46,962	2,555,202
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,105	102,500
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,547	102,520
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,240	74,077
Aetna, Inc. (Health Care Providers & Services)	9,883	1,081,298
Agios Pharmaceuticals, Inc.* (Biotechnology)	758	53,507
Akorn, Inc.* (Pharmaceuticals)	2,256	64,307
Alere, Inc.* (Health Care Equipment & Supplies)	2,427	116,860
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,411	1,002,616
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,072	117,607
Alkermes PLC* (Biotechnology)	4,256	249,700
Allergan PLC* (Pharmaceuticals)	11,181	3,039,108
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,086	167,631
Amgen, Inc. (Biotechnology)	21,514	2,975,816
AmSurg Corp.* (Health Care Providers & Services)	1,365	106,074
Anacor Pharmaceuticals, Inc.* (Biotechnology)	1,259	148,197
Anthem, Inc. (Health Care Providers & Services)	7,416	1,038,240
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	2,113	393,673
Baxalta, Inc. (Biotechnology)	15,356	483,868
Baxter International, Inc. (Health Care Equipment & Supplies)	15,477	508,419
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	5,963	791,052
Biogen, Inc.* (Biotechnology)	6,685	1,950,750
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,576	481,944
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	593	79,646
Bio-Techne Corp. (Life Sciences Tools & Services)	1,058	97,823
Bluebird Bio, Inc.* (Biotechnology)	1,031	88,202
Boston Scientific Corp.* (Health Care Equipment & Supplies)	38,141	625,894
Bristol-Myers Squibb Co. (Pharmaceuticals)	47,297	2,799,982
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	5,241	120,333
Bruker Corp.* (Life Sciences Tools & Services)	3,174	52,149
Catalent, Inc.* (Pharmaceuticals)	2,776	67,457
Celgene Corp.* (Biotechnology)	22,424	2,425,604
Centene Corp.* (Health Care Providers & Services)	3,370	182,755
Cepheid* (Biotechnology)	2,039	92,163
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,315	83,529
Cigna Corp. (Health Care Providers & Services)	7,292	984,566
Clovis Oncology, Inc.* (Biotechnology)	934	85,891
Community Health Systems, Inc.* (Health Care Providers & Services)	3,341	142,895
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	4,818	348,486
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	3,964	200,459
DexCom, Inc.* (Health Care Equipment & Supplies)	2,256	193,700
Dyax Corp.* (Biotechnology)	4,164	79,491
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,054	434,187
Eli Lilly & Co. (Pharmaceuticals)	27,691	2,317,460
Endo International PLC* (Pharmaceuticals)	5,902	408,891
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	5,253	193,258
Express Scripts Holding Co.* (Health Care Providers & Services)	19,185	1,553,217
Gilead Sciences, Inc. (Biotechnology)	41,650	4,089,613
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,440	46,541
Halozyme Therapeutics, Inc.* (Biotechnology)	3,113	41,808
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,310	37,256
HCA Holdings, Inc.* (Health Care Providers & Services)	9,076	702,119
Health Net, Inc.* (Health Care Providers & Services)	2,207	132,906
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,043	68,849
HealthSouth Corp. (Health Care Providers & Services)	2,601	99,800
Henry Schein, Inc.* (Health Care Providers & Services)	2,357	312,821
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,607	83,548
Hologic, Inc.* (Health Care Equipment & Supplies)	6,953	272,071
Horizon Pharma PLC* (Pharmaceuticals)	4,095	81,163
Humana, Inc. (Health Care Providers & Services)	4,218	755,022
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,618	194,387
Illumina, Inc.* (Life Sciences Tools & Services)	4,113	723,147
Impax Laboratories, Inc.* (Pharmaceuticals)	1,923	67,709
Incyte Corp.* (Biotechnology)	4,671	515,351

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	484	$80,276
Intrexon Corp. (Biotechnology)	1,391	44,234
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,054	484,397
Isis Pharmaceuticals, Inc.* (Biotechnology)	3,397	137,307
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,758	233,480
Johnson & Johnson (Pharmaceuticals)	78,571	7,334,603
Juno Therapeutics, Inc.* (Biotechnology)	1,997	81,258
Kite Pharma, Inc.* (Biotechnology)	1,080	60,134
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	2,844	308,489
LifePoint Health, Inc.* (Health Care Providers & Services)	1,243	88,129
Magellan Health, Inc.* (Health Care Providers & Services)	750	41,573
Mallinckrodt PLC* (Pharmaceuticals)	3,317	212,089
MannKind Corp.* (Biotechnology)	7,557	24,258
Medivation, Inc.* (Biotechnology)	4,463	189,678
MEDNAX, Inc.* (Health Care Providers & Services)	2,681	205,874
Medtronic PLC (Health Care Equipment & Supplies)	40,133	2,686,503
Merck & Co., Inc. (Pharmaceuticals)	79,909	3,946,706
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,173	80,761
Mylan NV* (Pharmaceuticals)	11,731	472,290
Myriad Genetics, Inc.* (Biotechnology)	1,968	73,761
Neurocrine Biosciences, Inc.* (Biotechnology)	2,259	89,886
Novavax, Inc.* (Biotechnology)	7,612	53,817
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,380	66,544
OPKO Health, Inc.* (Biotechnology)	9,044	76,060
Owens & Minor, Inc. (Health Care Providers & Services)	1,773	56,630
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,043	42,867
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,575	97,524
Patterson Cos., Inc. (Health Care Providers & Services)	2,461	106,438
Perrigo Co. PLC (Pharmaceuticals)	4,161	654,400
Pfizer, Inc. (Pharmaceuticals)	174,945	5,495,022
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,491	63,546
Puma Biotechnology, Inc.* (Biotechnology)	629	47,401
Quest Diagnostics, Inc. (Health Care Providers & Services)	4,078	250,675
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,731	189,996
Radius Health, Inc.* (Biotechnology)	956	66,260
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,208	1,027,029
ResMed, Inc. (Health Care Equipment & Supplies)	3,986	203,127
Seattle Genetics, Inc.* (Biotechnology)	2,993	115,410
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,591	148,504
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	7,993	504,278
STERIS Corp. (Health Care Equipment & Supplies)	1,712	111,229
Stryker Corp. (Health Care Equipment & Supplies)	8,973	844,359
Team Health Holdings, Inc.* (Health Care Providers & Services)	2,059	111,248
Teleflex, Inc. (Health Care Equipment & Supplies)	1,193	148,183
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,812	103,819
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,370	203,938
Theravance, Inc. (Pharmaceuticals)	2,314	16,615
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	11,292	1,380,785
Thoratec Corp.* (Health Care Equipment & Supplies)	1,559	98,622
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	983	94,673
United Therapeutics Corp.* (Biotechnology)	1,277	167,593
UnitedHealth Group, Inc. (Health Care Providers & Services)	27,059	3,139,114
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	2,610	325,754
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,786	205,551
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,937	722,419
Waters Corp.* (Life Sciences Tools & Services)	2,322	274,484
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,232	106,174
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,046	110,730
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	4,836	454,245
Zoetis, Inc. (Pharmaceuticals)	13,025	536,370

TOTAL COMMON STOCKS (Cost $41,666,104)		76,484,413

	Principal Amount
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $13,000	$13,000	13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $41,679,104) - 100.2%		76,497,413
Net other assets (liabilities) - (0.2)%		(158,549)

NET ASSETS - 100.0%		$76,338,864

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Biotechnology	$18,221,229	23.9%
Commercial Services & Supplies	68,849	0.1%
Health Care Equipment & Supplies	12,088,543	15.9%
Health Care Providers & Services	12,780,988	16.8%
Life Sciences Tools & Services	2,979,083	3.9%
Pharmaceuticals	30,345,721	39.6%
Other**	(145,549)	(0.2)%
Total	$76,338,864	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Industrial Conglomerates)	2,489	$352,866
A.O. Smith Corp. (Building Products)	305	19,883
Accenture PLC - Class A (IT Services)	2,487	244,374
Actuant Corp. - Class A (Machinery)	236	4,340
Acuity Brands, Inc. (Electrical Equipment)	169	29,673
AECOM* (Construction & Engineering)	607	16,699
AGCO Corp. (Machinery)	301	14,036
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,325	45,487
Air Lease Corp. (Trading Companies & Distributors)	373	11,533
Allegion PLC (Building Products)	375	21,623
Alliance Data Systems Corp.* (IT Services)	245	63,450
Allison Transmission Holdings, Inc. (Machinery)	700	18,683
AMETEK, Inc. (Electrical Equipment)	963	50,384
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,231	62,732
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	119	6,876
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	153	5,837
AptarGroup, Inc. (Containers & Packaging)	250	16,490
Armstrong World Industries, Inc.* (Building Products)	188	8,975
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	369	20,398
Automatic Data Processing, Inc. (IT Services)	1,862	149,630
Avery Dennison Corp. (Containers & Packaging)	371	20,987
Avnet, Inc. (Electronic Equipment, Instruments & Components)	538	22,962
B/E Aerospace, Inc. (Aerospace & Defense)	419	18,394
Ball Corp. (Containers & Packaging)	553	34,397
Belden, Inc. (Electronic Equipment, Instruments & Components)	166	7,751
Bemis Co., Inc. (Containers & Packaging)	382	15,116
Berry Plastics Group, Inc.* (Containers & Packaging)	476	14,313
Booz Allen Hamilton Holding Corp. (IT Services)	385	10,091
Broadridge Financial Solutions, Inc. (IT Services)	470	26,015
BWX Technologies, Inc. (Aerospace & Defense)	424	11,177
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	569	38,567
Carlisle Cos., Inc. (Industrial Conglomerates)	261	22,806
Caterpillar, Inc. (Machinery)	2,396	156,602
CEB, Inc. (Professional Services)	127	8,679
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	375	14,873
Cintas Corp. (Commercial Services & Supplies)	362	31,042
CLARCOR, Inc. (Machinery)	197	9,393
Clean Harbors, Inc.* (Commercial Services & Supplies)	210	9,234
Cognex Corp. (Electronic Equipment, Instruments & Components)	353	12,133
Colfax Corp.* (Machinery)	395	11,814
Convergys Corp. (IT Services)	386	8,920
Con-way, Inc. (Road & Rail)	227	10,771
CoreLogic, Inc.* (IT Services)	361	13,440
CoStar Group, Inc.* (Internet Software & Services)	123	21,286
Covanta Holding Corp. (Commercial Services & Supplies)	532	9,283
Crane Co. (Machinery)	194	9,042
Crown Holdings, Inc.* (Containers & Packaging)	559	25,574
CSX Corp. (Road & Rail)	3,916	105,340
Cummins, Inc. (Machinery)	657	71,337
Curtiss-Wright Corp. (Aerospace & Defense)	183	11,423
Danaher Corp. (Industrial Conglomerates)	2,376	202,459
Deere & Co. (Machinery)	1,242	91,908
Deluxe Corp. (Commercial Services & Supplies)	196	10,925
DigitalGlobe, Inc.* (Aerospace & Defense)	264	5,021
Donaldson Co., Inc. (Machinery)	500	14,040
Dover Corp. (Machinery)	630	36,023
Eagle Materials, Inc. (Construction Materials)	198	13,547
Eaton Corp. PLC (Electrical Equipment)	1,869	95,880
EMCOR Group, Inc. (Construction & Engineering)	250	11,063
Emerson Electric Co. (Electrical Equipment)	2,626	115,990
EnerSys (Electrical Equipment)	181	9,698
Equifax, Inc. (Professional Services)	470	45,675
Essendant, Inc. (Commercial Services & Supplies)	146	4,735
Esterline Technologies Corp.* (Aerospace & Defense)	130	9,346
Euronet Worldwide, Inc.* (IT Services)	197	14,596
Expeditors International of Washington, Inc. (Air Freight & Logistics)	754	35,476
Fastenal Co. (Trading Companies & Distributors)	1,151	42,138
FedEx Corp. (Air Freight & Logistics)	1,049	151,035
FEI Co. (Electronic Equipment, Instruments & Components)	161	11,759
Fidelity National Information Services, Inc. (IT Services)	1,129	75,733
Fiserv, Inc.* (IT Services)	931	80,634
FleetCor Technologies, Inc.* (IT Services)	311	42,800
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	562	15,730
Flowserve Corp. (Machinery)	533	21,928
Fluor Corp. (Construction & Engineering)	582	24,647

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fortune Brands Home & Security, Inc. (Building Products)	631	$29,954
FTI Consulting, Inc.* (Professional Services)	162	6,725
GATX Corp. (Trading Companies & Distributors)	168	7,417
Generac Holdings, Inc.* (Electrical Equipment)	277	8,335
General Dynamics Corp. (Aerospace & Defense)	1,207	166,506
General Electric Co. (Industrial Conglomerates)	40,236	1,014,752
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	210	12,407
Genpact, Ltd.* (IT Services)	630	14,874
Global Payments, Inc. (IT Services)	260	29,830
Graco, Inc. (Machinery)	229	15,350
Graphic Packaging Holding Co. (Containers & Packaging)	1,313	16,793
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	730	20,893
Hexcel Corp. (Aerospace & Defense)	378	16,957
Hillenbrand, Inc. (Machinery)	251	6,529
Honeywell International, Inc. (Aerospace & Defense)	3,122	295,621
Hub Group, Inc.* - Class A (Air Freight & Logistics)	137	4,988
Hubbell, Inc. - Class A (Electrical Equipment)	14	1,514
Hubbell, Inc. - Class B (Electrical Equipment)	199	16,905
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	187	20,037
IDEX Corp. (Machinery)	312	22,246
Illinois Tool Works, Inc. (Machinery)	1,317	108,402
Ingersoll-Rand PLC (Machinery)	1,061	53,867
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	139	10,560
Itron, Inc.* (Electronic Equipment, Instruments & Components)	147	4,691
ITT Corp. (Machinery)	362	12,102
J.B. Hunt Transport Services, Inc. (Road & Rail)	372	26,561
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	774	17,314
Jack Henry & Associates, Inc. (IT Services)	327	22,762
Jacobs Engineering Group, Inc.* (Construction & Engineering)	493	18,453
Joy Global, Inc. (Machinery)	382	5,703
Kansas City Southern (Road & Rail)	436	39,624
KBR, Inc. (Construction & Engineering)	579	9,646
Kennametal, Inc. (Machinery)	320	7,965
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	671	20,694
Kirby Corp.* (Marine)	217	13,443
KLX, Inc.* (Aerospace & Defense)	208	7,434
Knowles Corp.* (Electronic Equipment, Instruments & Components)	358	6,598
L-3 Communications Holdings, Inc. (Aerospace & Defense)	324	33,864
Landstar System, Inc. (Road & Rail)	169	10,726
Lennox International, Inc. (Building Products)	155	17,566
Lincoln Electric Holdings, Inc. (Machinery)	272	14,261
LinkedIn Corp.* - Class A (Internet Software & Services)	455	86,509
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	95	8,659
Lockheed Martin Corp. (Aerospace & Defense)	1,068	221,407
Louisiana-Pacific Corp.* (Paper & Forest Products)	572	8,145
Macquarie Infrastructure Corp. (Transportation Infrastructure)	298	22,249
ManpowerGroup, Inc. (Professional Services)	309	25,304
Martin Marietta Materials, Inc. (Construction Materials)	268	40,723
Masco Corp. (Building Products)	1,377	34,672
MAXIMUS, Inc. (IT Services)	264	15,724
MDU Resources Group, Inc. (Multi-Utilities)	779	13,399
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	117	33,315
Moog, Inc.* - Class A (Aerospace & Defense)	129	6,975
MRC Global, Inc.* (Trading Companies & Distributors)	402	4,482
MSA Safety, Inc. (Commercial Services & Supplies)	120	4,796
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	190	11,596
Mueller Industries, Inc. (Machinery)	226	6,685
National Instruments Corp. (Electronic Equipment, Instruments & Components)	400	11,116
Navistar International Corp.* (Machinery)	264	3,358
NeuStar, Inc.* - Class A (IT Services)	215	5,850
Nordson Corp. (Machinery)	227	14,287
Norfolk Southern Corp. (Road & Rail)	1,198	91,527
Northrop Grumman Corp. (Aerospace & Defense)	747	123,965
NOW, Inc.* (Trading Companies & Distributors)	423	6,260
Old Dominion Freight Line, Inc.* (Road & Rail)	280	17,080
Orbital ATK, Inc. (Aerospace & Defense)	235	16,889
Oshkosh Corp. (Machinery)	316	11,480
Owens Corning (Building Products)	467	19,572
Owens-Illinois, Inc.* (Containers & Packaging)	635	13,157
PACCAR, Inc. (Machinery)	1,410	73,560
Packaging Corp. of America (Containers & Packaging)	383	23,041
Parker-Hannifin Corp. (Machinery)	555	54,002
Paychex, Inc. (IT Services)	1,283	61,109
PayPal Holdings, Inc.* (Internet Software & Services)	4,415	137,042
Pentair PLC (Machinery)	716	36,545
PerkinElmer, Inc. (Life Sciences Tools & Services)	449	20,636
Precision Castparts Corp. (Aerospace & Defense)	551	126,570
Quanta Services, Inc.* (Construction & Engineering)	817	19,779
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	836	12,172
Raytheon Co. (Aerospace & Defense)	1,207	131,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regal Beloit Corp. (Electrical Equipment)	175	$9,879
Republic Services, Inc. (Commercial Services & Supplies)	957	39,428
Robert Half International, Inc. (Professional Services)	538	27,524
Rockwell Automation, Inc. (Electrical Equipment)	536	54,388
Rockwell Collins, Inc. (Aerospace & Defense)	527	43,130
Roper Technologies, Inc. (Industrial Conglomerates)	396	62,053
Ryder System, Inc. (Road & Rail)	211	15,622
Sabre Corp. (IT Services)	536	14,568
Sealed Air Corp. (Containers & Packaging)	824	38,630
Sensata Technologies Holding N.V.* (Electrical Equipment)	674	29,885
Silgan Holdings, Inc. (Containers & Packaging)	156	8,118
Sonoco Products Co. (Containers & Packaging)	397	14,983
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	508	24,557
SPX Corp. (Machinery)	159	1,895
SPX FLOW, Inc.* (Machinery)	159	5,474
Stericycle, Inc.* (Commercial Services & Supplies)	343	47,783
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,609	96,362
Teledyne Technologies, Inc.* (Aerospace & Defense)	135	12,191
Terex Corp. (Machinery)	429	7,696
Tetra Tech, Inc. (Commercial Services & Supplies)	239	5,810
Textron, Inc. (Aerospace & Defense)	1,107	41,667
The ADT Corp. (Commercial Services & Supplies)	673	20,123
The Advisory Board Co.* (Professional Services)	165	7,514
The Boeing Co. (Aerospace & Defense)	2,548	333,660
The Manitowoc Co., Inc. (Machinery)	545	8,175
The Sherwin-Williams Co. (Chemicals)	319	71,067
The Timken Co. (Machinery)	296	8,137
The Toro Co. (Machinery)	217	15,307
The Valspar Corp. (Chemicals)	297	21,348
Total System Services, Inc. (IT Services)	670	30,438
Towers Watson & Co. - Class A (Professional Services)	278	32,632
TransDigm Group, Inc.* (Aerospace & Defense)	211	44,819
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,026	16,847
Trinity Industries, Inc. (Machinery)	622	14,101
Triumph Group, Inc. (Aerospace & Defense)	194	8,164
Tyco International PLC (Commercial Services & Supplies)	1,676	56,079
Union Pacific Corp. (Road & Rail)	3,456	305,546
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,785	274,851
United Rentals, Inc.* (Trading Companies & Distributors)	373	22,399
United Technologies Corp. (Aerospace & Defense)	3,304	294,023
USG Corp.* (Building Products)	366	9,743
Valmont Industries, Inc. (Machinery)	98	9,299
Verisk Analytics, Inc.* - Class A (Professional Services)	624	46,119
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	542	5,252
Vulcan Materials Co. (Construction Materials)	533	47,543
W.W. Grainger, Inc. (Trading Companies & Distributors)	241	51,818
Wabtec Corp. (Machinery)	379	33,371
Waste Connections, Inc. (Commercial Services & Supplies)	491	23,853
Waste Management, Inc. (Commercial Services & Supplies)	1,672	83,283
Watsco, Inc. (Trading Companies & Distributors)	108	12,796
WESCO International, Inc.* (Trading Companies & Distributors)	169	7,853
WestRock Co. (Containers & Packaging)	1,046	53,807
WEX, Inc.* (IT Services)	149	12,939
Woodward, Inc. (Machinery)	227	9,239
Xerox Corp. (IT Services)	4,004	38,959
XPO Logistics, Inc.* (Air Freight & Logistics)	279	6,649
Xylem, Inc. (Machinery)	722	23,718
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	205	15,693

TOTAL COMMON STOCKS (Cost $3,602,264)		9,574,707

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $9,000	$9,000	9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000
TOTAL INVESTMENT SECURITIES (Cost $3,611,264) - 100.3%		9,583,707
Net other assets (liabilities) - (0.3)%		(31,067)

NET ASSETS - 100.0%		$9,552,640

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Aerospace & Defense	$2,025,674	21.3%
Air Freight & Logistics	511,566	5.4%
Building Products	161,988	1.7%
Chemicals	92,415	1.0%
Commercial Services & Supplies	358,546	3.8%
Construction & Engineering	115,160	1.2%
Construction Materials	101,813	1.1%
Containers & Packaging	295,406	3.0%
Electrical Equipment	422,531	4.4%
Electronic Equipment, Instruments & Components	374,127	3.9%
Industrial Conglomerates	1,654,936	17.4%
Internet Software & Services	244,837	2.5%
IT Services	976,736	10.3%
Life Sciences Tools & Services	99,438	1.0%
Machinery	1,041,900	10.9%
Marine	13,443	0.1%
Multi-Utilities	13,399	0.1%
Paper & Forest Products	8,145	0.1%
Professional Services	200,172	2.1%
Road & Rail	635,204	6.6%
Trading Companies & Distributors	205,022	2.1%
Transportation Infrastructure	22,249	0.2%
Other**	(22,067)	(0.2)%
Total	$9,552,640	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Akamai Technologies, Inc.* (Internet Software & Services)	5,781	$399,236
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	14,058	174,319
Amazon.com, Inc.* (Internet & Catalog Retail)	2,913	1,491,136
Bazaarvoice, Inc.* (Internet Software & Services)	13,143	59,275
Blucora, Inc.* (Internet Software & Services)	6,504	89,560
Citrix Systems, Inc.* (Software)	5,657	391,917
Cornerstone OnDemand, Inc.* (Internet Software & Services)	4,236	139,788
Demandware, Inc.* (Internet Software & Services)	2,941	151,991
E*TRADE Financial Corp.* (Capital Markets)	12,152	319,962
EarthLink Holdings Corp. (Internet Software & Services)	12,827	99,794
eBay, Inc.* (Internet Software & Services)	24,230	592,181
Ebix, Inc. (Software)	3,667	91,528
Endurance International Group Holdings, Inc.* (Internet Software & Services)	7,549	100,855
Expedia, Inc. (Internet & Catalog Retail)	3,480	409,526
Facebook, Inc.* - Class A (Internet Software & Services)	16,649	1,496,744
Google, Inc.* - Class A (Internet Software & Services)	1,187	757,745
Google, Inc.* - Class C (Internet Software & Services)	1,211	736,797
Groupon, Inc.* (Internet & Catalog Retail)	39,830	129,846
IAC/InterActiveCorp (Internet Software & Services)	3,910	255,206
j2 Global, Inc. (Internet Software & Services)	3,053	216,305
Juniper Networks, Inc. (Communications Equipment)	13,865	356,469
LinkedIn Corp.* - Class A (Internet Software & Services)	2,904	552,138
Netflix, Inc.* (Internet & Catalog Retail)	7,678	792,830
NETGEAR, Inc.* (Communications Equipment)	3,893	113,559
NetSuite, Inc.* (Software)	2,421	203,122
Pandora Media, Inc.* (Internet Software & Services)	12,180	259,921
PayPal Holdings, Inc.* (Internet Software & Services)	21,044	653,206
Rackspace Hosting, Inc.* (Internet Software & Services)	7,372	181,941
salesforce.com, Inc.* (Software)	11,107	771,159
Sonus Networks, Inc.* (Communications Equipment)	10,344	59,168
TD Ameritrade Holding Corp. (Capital Markets)	10,568	336,485
TripAdvisor, Inc.* (Internet & Catalog Retail)	4,812	303,252
TrueCar, Inc.* (Internet Software & Services)	11,785	61,400
Twitter, Inc.* (Internet Software & Services)	16,960	456,902
Veeva Systems, Inc.* - Class A (Health Care Technology)	6,600	154,506
VeriSign, Inc.* (Internet Software & Services)	4,487	316,603
VirnetX Holding Corp.* (Software)	13,821	49,203
Vonage Holdings Corp.* (Diversified Telecommunication Services)	21,287	125,168
Web.com Group, Inc.* (Internet Software & Services)	5,627	118,617
Yahoo!, Inc.* (Internet Software & Services)	19,420	561,432

TOTAL COMMON STOCKS (Cost $10,008,676)		14,530,792

	Principal Amount
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $40,000	$40,000	40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $10,048,676) - 100.4%		14,570,792
Net other assets (liabilities) - (0.4)%		(62,144)

NET ASSETS - 100.0%		$14,508,648

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Capital Markets	$656,447	4.5%
Communications Equipment	529,196	3.6%
Diversified Telecommunication Services	125,168	0.9%
Health Care Technology	328,825	2.3%
Internet & Catalog Retail	3,126,590	21.5%
Internet Software & Services	8,257,637	56.9%
Software	1,506,929	10.4%
Other**	(22,144)	(0.1)%
Total	$14,508,648	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,704	$948,365
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,398	50,742
Apache Corp. (Oil, Gas & Consumable Fuels)	11,685	457,585
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,799	26,643
Baker Hughes, Inc. (Energy Equipment & Services)	13,474	701,187
Bristow Group, Inc. (Energy Equipment & Services)	1,079	28,227
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	12,792	279,633
California Resources Corp. (Oil, Gas & Consumable Fuels)	9,675	25,155
Cameron International Corp.* (Energy Equipment & Services)	5,920	363,014
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,494	45,627
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,313	353,218
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	15,986	117,177
Chevron Corp. (Oil, Gas & Consumable Fuels)	58,170	4,588,449
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,920	299,242
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,373	73,441
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	9,818	179,571
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,719	365,578
ConocoPhillips (Oil, Gas & Consumable Fuels)	38,130	1,828,715
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,537	73,497
Core Laboratories N.V. (Energy Equipment & Services)	1,316	131,337
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	10,988	26,811
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,943	442,966
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,993	34,479
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,046	132,172
Dril-Quip, Inc.* (Energy Equipment & Services)	1,196	69,631
Energen Corp. (Oil, Gas & Consumable Fuels)	2,436	121,459
Ensco PLCADR - Class A (Energy Equipment & Services)	7,288	102,615
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,977	1,235,926
EQT Corp. (Oil, Gas & Consumable Fuels)	4,711	305,132
Exterran Holdings, Inc. (Energy Equipment & Services)	2,147	38,646
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	128,891	9,583,045
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,339	99,993
FMC Technologies, Inc.* (Energy Equipment & Services)	7,094	219,914
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,345	99,280
Halliburton Co. (Energy Equipment & Services)	26,423	934,053
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,331	157,423
Hess Corp. (Oil, Gas & Consumable Fuels)	7,454	373,147
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,829	284,688
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	55,563	1,537,984
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	20,934	322,384
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,574	767,873
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,020	121,484
Nabors Industries, Ltd. (Energy Equipment & Services)	9,022	85,258
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,865	446,717
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	5,038	165,750
Noble Corp. PLC (Energy Equipment & Services)	7,480	81,607
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,140	396,565
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,302	37,341
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23,616	1,562,198
Oceaneering International, Inc. (Energy Equipment & Services)	3,025	118,822
OGE Energy Corp. (Electric Utilities)	6,173	168,893
Oil States International, Inc.* (Energy Equipment & Services)	1,586	41,442
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,466	208,205
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,550	59,787
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	2,660	75,092
Phillips 66 (Oil, Gas & Consumable Fuels)	14,802	1,137,385
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,616	561,490
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,970	62,274
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,236	168,180
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,858	62,307
Schlumberger, Ltd. (Energy Equipment & Services)	39,119	2,698,037

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,357	$58,677
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,101	67,316
SolarCity Corp.* (Electrical Equipment)	1,833	78,287
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,884	150,808
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	20,754	545,208
Superior Energy Services, Inc. (Energy Equipment & Services)	4,660	58,856
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,507	77,641
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,460	43,274
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,805	369,998
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	21,090	777,167
Transocean, Ltd. (Energy Equipment & Services)	10,564	136,487
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,651	23,263
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,737	30,269
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	15,367	923,557
Weatherford International PLC* (Energy Equipment & Services)	23,967	203,240
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,187	96,490
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,310	96,354
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,219	79,440
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,231	47,869

TOTAL COMMON STOCKS (Cost $22,293,864)		39,949,059

	Principal Amount
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $166,001	$166,000	166,000
TOTAL REPURCHASE AGREEMENTS (Cost $166,000)		166,000
TOTAL INVESTMENT SECURITIES (Cost $22,459,864) - 100.2%		40,115,059
Net other assets (liabilities) - (0.2)%		(99,889)

NET ASSETS - 100.0%		$40,015,170

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2015:

		% of
	Value	Net Assets
Electric Utilities	$168,893	0.4%
Electrical Equipment	78,287	0.2%
Energy Equipment & Services	6,822,992	17.0%
Oil, Gas & Consumable Fuels	32,778,894	82.0%
Semiconductors & Semiconductor Equipment	99,993	0.2%
Other**	66,111	0.2%
Total	$40,015,170	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (59.4%)
Akorn, Inc.* (Pharmaceuticals)	1,428	$40,705
Allergan PLC* (Pharmaceuticals)	7,057	1,918,163
Anacor Pharmaceuticals, Inc.* (Biotechnology)	830	97,699
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,059	1,779,493
Catalent, Inc.* (Pharmaceuticals)	1,729	42,015
Eli Lilly & Co. (Pharmaceuticals)	17,578	1,471,103
Endo International PLC* (Pharmaceuticals)	3,684	255,228
Horizon Pharma PLC* (Pharmaceuticals)	2,621	51,948
Impax Laboratories, Inc.* (Pharmaceuticals)	1,183	41,653
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,110	147,419
Johnson & Johnson (Pharmaceuticals)	49,829	4,651,536
Mallinckrodt PLC* (Pharmaceuticals)	2,053	131,269
Merck & Co., Inc. (Pharmaceuticals)	50,642	2,501,208
Mylan NV* (Pharmaceuticals)	7,391	297,562
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	607	24,948
Perrigo Co. PLC (Pharmaceuticals)	2,689	422,899
Pfizer, Inc. (Pharmaceuticals)	110,982	3,485,945
Theravance, Inc. (Pharmaceuticals)	1,487	10,677
Zoetis, Inc. (Pharmaceuticals)	8,294	341,547

TOTAL COMMON STOCKS (Cost $12,049,753)		17,713,017

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $50,000	$50,000	50,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000
TOTAL INVESTMENT SECURITIES (Cost $12,099,753) - 59.6%		17,763,017
Net other assets (liabilities) - 40.4%		12,064,973

NET ASSETS - 100.0%		$29,827,990

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	10/23/15	0.45%	$11,998,560	$(1,440)

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Biotechnology	$97,699	0.3%
Pharmaceuticals	17,615,318	59.1%
Other**	12,114,973	40.6%
Total	$29,827,990	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(89.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $14,572,024	$14,572,000	$14,572,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,572,000)		14,572,000
TOTAL INVESTMENT SECURITIES (Cost $14,572,000) - 89.6%		14,572,000
Net other assets (liabilities) - 10.4%		1,692,769

NET ASSETS - 100.0%		$16,264,769

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $3,046,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/15	0.65%	$7,151,046	$333,278
Dow Jones Precious Metals Index	UBS AG	10/23/15	0.75%	9,081,345	316,713
				$16,232,391	$649,991

^                                          Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Alexander & Baldwin, Inc. (Real Estate Management & Development)	840	$28,837
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,321	111,849
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,051	74,328
American Capital Agency Corp. (Real Estate Investment Trusts)	6,364	119,007
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	2,849	45,812
American Tower Corp. (Real Estate Investment Trusts)	7,725	679,645
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	17,292	170,672
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	2,854	105,655
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	2,850	52,925
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	2,424	423,764
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	3,687	73,666
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	1,701	46,675
Boston Properties, Inc. (Real Estate Investment Trusts)	2,804	331,994
Brandywine Realty Trust (Real Estate Investment Trusts)	3,283	40,447
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	3,103	72,858
Camden Property Trust (Real Estate Investment Trusts)	1,587	117,279
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,510	49,724
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	2,770	38,088
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	5,291	169,312
Chimera Investment Corp. (Real Estate Investment Trusts)	3,752	50,164
Colony Capital, Inc. (Real Estate Investment Trusts)	2,050	40,098
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,283	52,966
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,197	39,326
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,725	36,277
Corrections Corp. of America (Real Estate Investment Trusts)	2,136	63,097
Cousins Properties, Inc. (Real Estate Investment Trusts)	3,757	34,640
Crown Castle International Corp. (Real Estate Investment Trusts)	6,089	480,239
CubeSmart (Real Estate Investment Trusts)	3,037	82,637
CYS Investments, Inc. (Real Estate Investment Trusts)	2,861	20,771
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,614	54,327
DDR Corp. (Real Estate Investment Trusts)	5,553	85,405
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	3,662	40,465
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	2,478	161,863
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,537	72,863
Duke Realty Corp. (Real Estate Investment Trusts)	6,302	120,053
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,192	30,849
EastGroup Properties, Inc. (Real Estate Investment Trusts)	586	31,749
EPR Properties (Real Estate Investment Trusts)	1,056	54,458
Equinix, Inc. (Real Estate Investment Trusts)	1,040	284,336
Equity Commonwealth* (Real Estate Investment Trusts)	2,367	64,470
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,461	85,571
Equity Residential (Real Estate Investment Trusts)	6,643	499,021
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,199	267,881
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,242	172,993
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,262	172,200
Forest City Enterprises, Inc.* - Class A (Real Estate Management & Development)	3,797	76,434
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	1,671	49,629
General Growth Properties, Inc. (Real Estate Investment Trusts)	10,667	277,022
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,760	26,664
HCP, Inc. (Real Estate Investment Trusts)	8,442	314,465
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,834	45,575
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	2,320	56,863
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,717	66,534
Home Properties, Inc. (Real Estate Investment Trusts)	1,060	79,235
Hospitality Properties Trust (Real Estate Investment Trusts)	2,765	70,729
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	13,708	216,723
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,247	27,503
Iron Mountain, Inc. (Real Estate Investment Trusts)	3,502	108,632

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	822	$118,179
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,682	109,599
Kimco Realty Corp. (Real Estate Investment Trusts)	7,541	184,227
Kite Realty Group Trust (Real Estate Investment Trusts)	1,521	36,215
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	1,495	78,009
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,066	58,654
Lexington Realty Trust (Real Estate Investment Trusts)	3,880	31,428
Liberty Property Trust (Real Estate Investment Trusts)	2,735	86,180
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,624	30,661
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	4,270	47,226
MFA Financial, Inc. (Real Estate Investment Trusts)	6,760	46,036
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,374	112,489
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,453	88,970
New Residential Investment Corp. (Real Estate Investment Trusts)	4,205	55,086
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	6,659	82,239
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,952	103,763
Outfront Media, Inc. (Real Estate Investment Trusts)	2,508	52,166
Paramount Group, Inc. (Real Estate Investment Trusts)	3,056	51,341
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,312	46,510
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	2,762	49,412
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	3,188	125,958
Post Properties, Inc. (Real Estate Investment Trusts)	996	58,057
Potlatch Corp. (Real Estate Investment Trusts)	742	21,362
Prologis, Inc. (Real Estate Investment Trusts)	9,563	372,001
Public Storage (Real Estate Investment Trusts)	2,682	567,591
Rayonier, Inc. (Real Estate Investment Trusts)	2,299	50,739
Realogy Holdings Corp.* (Real Estate Management & Development)	2,675	100,660
Realty Income Corp. (Real Estate Investment Trusts)	4,287	203,161
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,538	21,286
Regency Centers Corp. (Real Estate Investment Trusts)	1,718	106,774
Retail Properties of America, Inc. (Real Estate Investment Trusts)	4,330	61,010
RLJ Lodging Trust (Real Estate Investment Trusts)	2,385	60,269
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	935	46,030
Senior Housing Properties Trust (Real Estate Investment Trusts)	4,334	70,211
Simon Property Group, Inc. (Real Estate Investment Trusts)	5,646	1,037,282
SL Green Realty Corp. (Real Estate Investment Trusts)	1,819	196,743
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	653	61,578
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	8,058	73,650
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	4,352	89,303
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	5,029	69,350
Sun Communities, Inc. (Real Estate Investment Trusts)	981	66,473
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	3,810	50,406
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,749	57,665
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,113	76,886
The GEO Group, Inc. (Real Estate Investment Trusts)	1,365	40,595
The Howard Hughes Corp.* (Real Estate Management & Development)	651	74,696
The Macerich Co. (Real Estate Investment Trusts)	2,455	188,593
The St Joe Co.* (Real Estate Management & Development)	1,679	32,119
Two Harbors Investment Corp. (Real Estate Investment Trusts)	6,707	59,156
UDR, Inc. (Real Estate Investment Trusts)	4,782	164,883
Urban Edge Properties (Real Estate Investment Trusts)	1,684	36,358
Ventas, Inc. (Real Estate Investment Trusts)	6,070	340,284
VEREIT, Inc. (Real Estate Investment Trusts)	16,516	127,504
Vornado Realty Trust (Real Estate Investment Trusts)	3,234	292,418
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,244	31,013
Weingarten Realty Investors (Real Estate Investment Trusts)	2,082	68,935
Welltower, Inc. (Real Estate Investment Trusts)	6,421	434,830
Weyerhaeuser Co. (Real Estate Investment Trusts)	9,383	256,531
WP Carey, Inc. (Real Estate Investment Trusts)	1,771	102,382
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	3,380	39,411
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,039	35,601
TOTAL COMMON STOCKS (Cost $6,853,698)		14,705,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value

Common Stocks, continued
TOTAL INVESTMENT SECURITIES (Cost $6,853,698) - 100.2%		14,705,408
Net other assets (liabilities) - (0.2)%		(30,618)

NET ASSETS - 100.0%		$14,674,790

*                                         Non-income producing security

ProFund VP Real Estate invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Real Estate Investment Trusts	$14,105,171	96.1%
Real Estate Management & Development	600,237	4.1%
Other**	(30,618)	(0.2)%
Total	$14,674,790	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (79.8%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,290	$3,939
Altera Corp. (Semiconductors & Semiconductor Equipment)	1,112	55,689
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,103	62,220
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,339	63,740
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,493	12,049
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	966	120,760
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,997	102,706
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	211	12,949
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	383	9,280
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,210	10,309
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	443	6,220
Freescale Semiconductor, Ltd.* (Semiconductors & Semiconductor)	426	15,583
Infinera Corp.* (Communications Equipment)	513	10,034
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	541	10,982
Intel Corp. (Semiconductors & Semiconductor Equipment)	17,113	515,786
InterDigital, Inc. (Communications Equipment)	113	5,718
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	587	29,350
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	591	38,610
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	866	34,943
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,690	15,295
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,015	33,901
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	788	33,955
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,852	57,703
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	344	11,290
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,828	45,060
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,466	13,780
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	548	24,687
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	265	4,002
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	5,525
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	687	57,852
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,110	7,970
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	116	9,565
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	787	14,174
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,668	181,639
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	960	40,704

TOTAL COMMON STOCKS (Cost $749,369)		1,677,969

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreement with UMB Bank, N.A., rate 0.03%, dated 9/30/15, due 10/1/15, total to be received $2,000	$2,000	2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $751,369) - 79.9%		1,679,969
Net other assets (liabilities) - 20.1%		422,491

NET ASSETS - 100.0%		$2,102,460

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/15	0.45%	$419,950	$(50)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Communications Equipment	$15,752	0.7%
Semiconductors & Semiconductor	15,583	0.7%
Semiconductors & Semiconductor Equipment	1,646,634	78.4%
Other**	424,491	20.2%
Total	$2,102,460	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	508	$5,867
ACI Worldwide, Inc.* (Software)	558	11,785
Adobe Systems, Inc.* (Software)	2,367	194,615
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,001	5,162
Akamai Technologies, Inc.* (Internet Software & Services)	849	58,632
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	900	11,160
Altera Corp. (Semiconductors & Semiconductor Equipment)	1,437	71,965
Amdocs, Ltd. (IT Services)	738	41,978
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,491	84,107
ANSYS, Inc.* (Software)	429	37,812
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,134	2,992,880
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,713	83,924
Arista Networks, Inc.* (Communications Equipment)	163	9,974
ARRIS Group, Inc.* (Communications Equipment)	641	16,647
Aspen Technology, Inc.* (Software)	405	15,354
athenahealth, Inc.* (Health Care Technology)	183	24,403
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,991	16,067
Autodesk, Inc.* (Software)	1,076	47,495
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,234	154,262
Blackbaud, Inc. (Software)	223	12,515
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	2,661	136,855
Brocade Communications Systems, Inc. (Communications Equipment)	1,976	20,511
CA, Inc. (Software)	1,490	40,677
CACI International, Inc.* - Class A (IT Services)	112	8,285
Cadence Design Systems, Inc.* (Software)	1,388	28,704
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	266	16,324
CDK Global, Inc. (Software)	764	36,504
CDW Corp. (Electronic Equipment, Instruments & Components)	670	27,376
Cerner Corp.* (Health Care Technology)	1,459	87,482
Ciena Corp.* (Communications Equipment)	601	12,453
Cisco Systems, Inc. (Communications Equipment)	24,202	635,303
Citrix Systems, Inc.* (Software)	768	53,207
Cognizant Technology Solutions Corp.* (IT Services)	2,902	181,695
CommScope Holding Co., Inc.* (Communications Equipment)	595	17,868
CommVault Systems, Inc.* (Software)	201	6,826
Computer Sciences Corp. (IT Services)	658	40,388
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,831	99,826
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	493	11,945
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,597	13,606
Demandware, Inc.* (Internet Software & Services)	158	8,165
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	312	9,288
DST Systems, Inc. (IT Services)	159	16,717
eBay, Inc.* (Internet Software & Services)	5,335	130,387
EchoStar Corp.* (Communications Equipment)	210	9,036
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	225	9,738
EMC Corp. (Technology Hardware, Storage & Peripherals)	9,157	221,233
EPAM Systems, Inc.* (IT Services)	195	14,531
F5 Networks, Inc.* (Communications Equipment)	335	38,793
Facebook, Inc.* - Class A (Internet Software & Services)	10,753	966,695
Fair Isaac Corp. (Software)	146	12,337
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	546	7,666
Finisar Corp.* (Communications Equipment)	509	5,665
FireEye, Inc.* (Software)	676	21,510
Fortinet, Inc.* (Software)	693	29,439
Freescale Semiconductor, Ltd.* (Semiconductors & Semiconductor)	535	19,570
Garmin, Ltd. (Household Durables)	561	20,129
Gartner, Inc.* (IT Services)	394	33,068
Google, Inc.* - Class A (Internet Software & Services)	1,381	881,589
Google, Inc.* - Class C (Internet Software & Services)	1,410	857,872
Guidewire Software, Inc.* (Software)	333	17,509
Harris Corp. (Communications Equipment)	589	43,085
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	8,597	220,169
HomeAway, Inc.* (Internet & Catalog Retail)	457	12,129
IAC/InterActiveCorp (Internet Software & Services)	365	23,824
IMS Health Holdings, Inc.* (Health Care Technology)	704	20,486
Infinera Corp.* (Communications Equipment)	679	13,281
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	744	20,267

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	707	$14,352
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,622	681,828
InterDigital, Inc. (Communications Equipment)	170	8,602
International Business Machines Corp. (IT Services)	4,285	621,197
Intuit, Inc. (Software)	1,320	117,150
j2 Global, Inc. (Internet Software & Services)	219	15,516
Juniper Networks, Inc. (Communications Equipment)	1,681	43,219
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	752	37,600
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	755	49,324
Leidos Holdings, Inc. (IT Services)	308	12,723
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	295	8,549
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,142	46,080
Lumentum Holdings, Inc.* (Communications Equipment)	222	3,763
Manhattan Associates, Inc.* (Software)	347	21,618
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,243	20,299
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,347	44,990
Medidata Solutions, Inc.* (Health Care Technology)	264	11,117
Mentor Graphics Corp. (Software)	475	11,699
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,002	43,176
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,124	76,758
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	455	14,933
Microsoft Corp. (Software)	38,060	1,684,535
Motorola Solutions, Inc. (Communications Equipment)	768	52,516
NCR Corp.* (Technology Hardware, Storage & Peripherals)	754	17,154
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,425	42,180
NetScout Systems, Inc.* (Communications Equipment)	480	16,978
NetSuite, Inc.* (Software)	176	14,766
Nuance Communications, Inc.* (Software)	1,197	19,595
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,437	60,072
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,964	18,462
Oracle Corp. (Software)	15,472	558,848
Palo Alto Networks, Inc.* (Communications Equipment)	336	57,792
Pandora Media, Inc.* (Internet Software & Services)	951	20,294
Pitney Bowes, Inc. (Commercial Services & Supplies)	963	19,116
Plantronics, Inc. (Communications Equipment)	166	8,441
Polycom, Inc.* (Communications Equipment)	634	6,644
Proofpoint, Inc.* (Software)	190	11,461
PTC, Inc.* (Software)	546	17,330
Qlik Technologies, Inc.* (Software)	440	16,038
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	713	32,121
QUALCOMM, Inc. (Communications Equipment)	7,477	401,739
Rackspace Hosting, Inc.* (Internet Software & Services)	573	14,142
Red Hat, Inc.* (Software)	873	62,751
salesforce.com, Inc.* (Software)	2,955	205,166
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	975	52,972
Science Applications International Corp. (IT Services)	199	8,002
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,434	64,243
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	319	4,817
ServiceNow, Inc.* (Software)	699	48,545
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	189	7,851
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	908	76,463
SolarWinds, Inc.* (Software)	320	12,557
Solera Holdings, Inc. (Software)	322	17,388
Splunk, Inc.* (Software)	597	33,044
SS&C Technologies Holdings, Inc. (Software)	371	25,985
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,498	10,756
Symantec Corp. (Software)	3,255	63,375
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	172	14,183
Synopsys, Inc.* (Software)	744	34,358
Tableau Software, Inc.* - Class A (Software)	238	18,988
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	167	11,440
Teradata Corp.* (IT Services)	674	19,519
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,001	18,028
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,885	241,905
The Ultimate Software Group, Inc.* (Software)	134	23,987
Twitter, Inc.* (Internet Software & Services)	2,713	73,088
Tyler Technologies, Inc.* (Software)	160	23,890
Vantiv, Inc.* (IT Services)	697	31,309
VeriFone Systems, Inc.* (IT Services)	547	15,168
Verint Systems, Inc.* (Software)	294	12,686
VeriSign, Inc.* (Internet Software & Services)	476	33,587
ViaSat, Inc.* (Communications Equipment)	211	13,565
Viavi Solutions, Inc.* (Communications Equipment)	1,120	6,014

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VMware, Inc.* - Class A (Software)	370	$29,152
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,096	87,066
Workday, Inc.* (Software)	516	35,532
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,228	52,067
Yahoo!, Inc.* (Internet Software & Services)	4,120	119,109
Zillow Group, Inc.* - Class A (Internet Software & Services)	211	6,062
Zillow Group, Inc.* - Class C (Internet Software & Services)	496	13,392

TOTAL COMMON STOCKS (Cost $5,567,275)		15,679,344

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $33,000	$33,000	33,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,000)		33,000
TOTAL INVESTMENT SECURITIES (Cost $5,600,275) - 100.6%		15,712,344
Net other assets (liabilities) - (0.6)%		(91,020)

NET ASSETS - 100.0%		$15,621,324

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Commercial Services & Supplies	$19,116	0.2%
Communications Equipment	1,441,889	9.2%
Electronic Equipment, Instruments & Components	158,909	1.0%
Health Care Technology	154,648	1.0%
Household Durables	20,129	0.1%
Internet & Catalog Retail	12,129	0.1%
Internet Software & Services	3,222,354	20.6%
IT Services	1,044,580	6.7%
Semiconductors & Semiconductor	19,570	0.1%
Semiconductors & Semiconductor Equipment	2,167,948	13.9%
Software	3,686,733	23.7%
Technology Hardware, Storage & Peripherals	3,731,339	23.8%
Other**	(58,020)	(0.4)%
Total	$15,621,324	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (53.9%)
AT&T, Inc. (Diversified Telecommunication Services)	47,531	$1,548,561
CenturyLink, Inc. (Diversified Telecommunication Services)	4,333	108,845
Frontier Communications Corp. (Diversified Telecommunication Services)	8,999	42,745
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	2,218	96,904
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	1,012	105,997
Sprint Corp.* (Wireless Telecommunication Services)	6,086	23,370
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	713	17,796
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,149	85,552
Verizon Communications, Inc. (Diversified Telecommunication Services)	31,398	1,366,127

TOTAL COMMON STOCKS (Cost $1,917,003)		3,395,897

	Principal Amount
Repurchase Agreements(a)(NM)
Repurchase Agreement with UMB Bank, N.A., rate 0.03%, dated 9/30/15, due 10/1/15, total to be received $2,000	$2,000	2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $1,919,003) - 53.9%		3,397,897
Net other assets (liabilities) - 46.1%		2,907,089

NET ASSETS - 100.0%		$6,304,986

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	10/23/15	0.45%	$2,899,652	$(348)

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Diversified Telecommunication Services	$3,163,182	50.2%
Wireless Telecommunication Services	232,715	3.7%
Other**	2,909,089	46.1%
Total	$6,304,986	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
AGL Resources, Inc. (Gas Utilities)	6,503	$396,944
ALLETE, Inc. (Electric Utilities)	2,465	124,458
Alliant Energy Corp. (Multi-Utilities)	6,134	358,778
Ameren Corp. (Multi-Utilities)	13,143	555,555
American Electric Power Co., Inc. (Electric Utilities)	26,573	1,510,941
American Water Works Co., Inc. (Water Utilities)	9,764	537,801
Aqua America, Inc. (Water Utilities)	9,575	253,450
Atmos Energy Corp. (Gas Utilities)	5,489	319,350
Avista Corp. (Multi-Utilities)	3,374	112,186
Black Hills Corp. (Multi-Utilities)	2,428	100,374
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	17,943	261,968
CenterPoint Energy, Inc. (Multi-Utilities)	23,305	420,422
Cleco Corp. (Electric Utilities)	3,277	174,467
CMS Energy Corp. (Multi-Utilities)	14,984	529,235
Consolidated Edison, Inc. (Multi-Utilities)	15,864	1,060,508
Dominion Resources, Inc. (Multi-Utilities)	32,190	2,265,531
DTE Energy Co. (Multi-Utilities)	9,722	781,357
Duke Energy Corp. (Electric Utilities)	37,281	2,681,995
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	6,386	131,999
Edison International (Electric Utilities)	17,646	1,112,933
El Paso Electric Co. (Electric Utilities)	2,187	80,525
Entergy Corp. (Electric Utilities)	9,725	633,098
Eversource Energy (Electric Utilities)	17,180	869,652
Exelon Corp. (Electric Utilities)	46,669	1,386,069
FirstEnergy Corp. (Electric Utilities)	22,883	716,467
Great Plains Energy, Inc. (Electric Utilities)	8,361	225,914
Hawaiian Electric Industries, Inc. (Electric Utilities)	5,819	166,947
IDACORP, Inc. (Electric Utilities)	2,726	176,399
ITC Holdings Corp. (Electric Utilities)	8,457	281,956
National Fuel Gas Co. (Gas Utilities)	4,583	229,058
New Jersey Resources Corp. (Gas Utilities)	4,633	139,129
NextEra Energy, Inc. (Electric Utilities)	24,932	2,432,117
NiSource, Inc. (Multi-Utilities)	17,217	319,375
NorthWestern Corp. (Multi-Utilities)	2,551	137,320
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	17,910	265,963
ONE Gas, Inc. (Gas Utilities)	2,823	127,967
Pepco Holdings, Inc. (Electric Utilities)	13,731	332,565
PG&E Corp. (Multi-Utilities)	26,493	1,398,830
Piedmont Natural Gas Co., Inc. (Gas Utilities)	4,292	171,980
Pinnacle West Capital Corp. (Electric Utilities)	6,003	385,032
PNM Resources, Inc. (Electric Utilities)	4,316	121,064
Portland General Electric Co. (Electric Utilities)	4,807	177,715
PPL Corp. (Electric Utilities)	36,292	1,193,644
Public Service Enterprise Group, Inc. (Multi-Utilities)	27,399	1,155,142
Questar Corp. (Gas Utilities)	9,518	184,744
SCANA Corp. (Multi-Utilities)	7,741	435,509
Sempra Energy (Multi-Utilities)	12,758	1,233,954
South Jersey Industries, Inc. (Gas Utilities)	3,713	93,753
Southwest Gas Corp. (Gas Utilities)	2,551	148,774
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	3,479	35,138
TECO Energy, Inc. (Multi-Utilities)	12,742	334,605
The AES Corp. (Independent Power and Renewable Electricity Producers)	36,988	362,112
The Southern Co. (Electric Utilities)	37,402	1,671,870
UGI Corp. (Gas Utilities)	9,360	325,916
UIL Holdings Corp. (Electric Utilities)	3,065	154,078
Vectren Corp. (Multi-Utilities)	4,476	188,037
WEC Energy Group, Inc. (Multi-Utilities)	17,101	893,014
Westar Energy, Inc. (Electric Utilities)	7,653	294,181
WGL Holdings, Inc. (Gas Utilities)	2,694	155,363
Xcel Energy, Inc. (Electric Utilities)	27,471	972,748

TOTAL COMMON STOCKS (Cost $16,341,252)		34,297,976

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $30,000	$30,000	30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000
TOTAL INVESTMENT SECURITIES (Cost $16,371,252) - 100.2%		34,327,976
Net other assets (liabilities) - (0.2)%		(70,403)

NET ASSETS - 100.0%		$34,257,573

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Electric Utilities	$27,994,779	81.7%
Gas Utilities	4,454,766	13.0%
Independent Power and Renewable Electricity Producers	1,057,180	3.1%
Water Utilities	791,251	2.3%
Other**	(40,403)	(0.1)%
Total	$34,257,573	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (38.5%)
U.S. Treasury Bond, 2.88%, 8/15/45	$12,040,000	$12,042,822

TOTAL U.S. TREASURY OBLIGATION (Cost $12,122,569)		12,042,822

Repurchase Agreements(a)(b)(59.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $18,601,031	18,601,000	18,601,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,601,000)		18,601,000
TOTAL INVESTMENT SECURITIES (Cost $30,723,569) - 98.0%		30,643,822
Net other assets (liabilities) - 2.0%		620,978

NET ASSETS - 100.0%		$31,264,800

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $358,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 8/15/45	Citibank North America	10/06/15	0.00%	$16,703,914	$621,298
30-Year U.S. Treasury Bond, 2.88% due on 8/15/45	Societe’ Generale	10/06/15	0.32%	10,202,391	211,674
				$26,906,305	$832,972

^                            Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(90.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $15,589,026	$15,589,000	$15,589,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,589,000)		15,589,000
TOTAL INVESTMENT SECURITIES (Cost $15,589,000) - 90.4%		15,589,000
Net other assets (liabilities) - 9.6%		1,646,858

NET ASSETS - 100.0%		$17,235,858

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2015, the aggregate amount held in a segregated account was $310,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 8/15/45	Citibank North America	10/06/15	(0.30)%	$(15,303,586)	$(212,502)
30-Year U.S. Treasury Bond, 2.88% due on 8/15/45	Societe’ Generale	10/06/15	0.12%	(6,101,430)	(128,202)
				$(21,405,016)	$(340,704)

^                              Reflects the floating financing rate, as of September 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $1,319,002	$1,319,000	$1,319,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,319,000)		1,319,000
TOTAL INVESTMENT SECURITIES (Cost $1,319,000) - 101.3%		1,319,000
Net other assets (liabilities) - (1.3)%		(17,297)

NET ASSETS - 100.0%		$1,301,703

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2015, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to schedules of portfolio investments.

At September 30, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	10/9/15	30,535	$46,745	$46,182	$(563)
Canadian dollar vs. U.S. dollar	10/9/15	51,886	39,158	38,884	(274)
Euro vs. U.S. dollar	10/9/15	190,460	214,335	212,831	(1,504)
Japanese yen vs. U.S. dollar	10/9/15	7,135,255	59,410	59,492	82
Swedish krona vs. U.S. dollar	10/9/15	57,816	6,902	6,911	9
Swiss franc vs. U.S. dollar	10/9/15	13,398	13,851	13,755	(96)
Total Long Contracts			$380,401	$378,055	$(2,346)

At September 30, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	10/9/15	73,478	112,996	111,130	(1,866)
Canadian dollar vs. U.S. dollar	10/9/15	110,769	83,568	83,013	(555)
Euro vs. U.S. dollar	10/9/15	495,372	559,750	553,556	(6,194)
Japanese yen vs. U.S. dollar	10/9/15	14,895,151	123,985	124,193	208
Swedish krona vs. U.S. dollar	10/9/15	409,054	49,081	48,897	(184)
Swiss franc vs. U.S. dollar	10/9/15	33,564	34,696	34,459	(237)
Total Long Contracts			$964,076	$955,248	$(8,828)

See accompanying notes to schedules of portfolio investments.

September 30, 2015 :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (11.1%)
U.S. Treasury Bill, 0.24%+, 6/23/16	$13,200,000	$13,176,913
U.S. Treasury Bill, 0.31%+, 7/21/16	1,000,000	997,468
U.S. Treasury Bill, 0.34%+, 8/18/16	15,000,000	14,953,713

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,128,094)		29,128,094

Repurchase Agreements(a)(73.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.10%, dated 9/30/15, due 10/1/15, total to be received $193,356,323	193,356,000	193,356,000
TOTAL REPURCHASE AGREEMENTS (Cost $193,356,000)		193,356,000
TOTAL INVESTMENT SECURITIES (Cost $222,484,094) - 85.0%		222,484,094
Net other assets (liabilities) - 15.0%		39,263,110

NET ASSETS - 100.0%		$261,747,204

+	Reflects the effective yield or interest rate in effect at September 30, 2015.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of September 30, 2015, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.03%	0.05%	0.03%	0.10%	0.03%
Fund	dated 9/30/15,	dated 9/30/15,	dated 9/30/15,	dated 9/30/15,	dated 9/30/15,
Name	due 10/1/15(1)	due 10/1/15(2)	due 10/1/15(3)	due 10/1/15(4)	due 10/1/15(5)
ProFund VP Bull	$3,816,000	$2,385,000	$1,908,000	$5,726,000	$727,000
ProFund VP Mid-Cap	2,467,000	1,542,000	1,232,000	3,702,000	474,000
ProFund VP Small-Cap	694,000	433,000	346,000	1,041,000	138,000
ProFund VP Dow 30	876,000	547,000	437,000	1,315,000	172,000
ProFund VP NASDAQ-100	8,169,000	5,105,000	4,084,000	12,254,000	1,550,000
ProFund VP Large-Cap Value	27,000	17,000	13,000	40,000	7,000
ProFund VP Small-Cap Growth	—	—	—	1,000	2,000
ProFund VP Asia 30	25,000	16,000	12,000	38,000	8,000
ProFund VP Europe 30	12,000	7,000	6,000	18,000	5,000
ProFund VP International	1,787,000	1,116,000	892,000	2,681,000	348,000
ProFund VP Emerging Markets	151,000	95,000	75,000	229,000	34,000
ProFund VP Japan	4,253,000	2,658,000	2,126,000	6,380,000	807,000
ProFund VP UltraBull	4,143,000	2,588,000	2,071,000	6,214,000	788,000
ProFund VP UltraMid-Cap	1,907,000	1,191,000	953,000	2,862,000	368,000
ProFund VP UltraSmall-Cap	2,935,000	1,834,000	1,466,000	4,403,000	562,000
ProFund VP UltraNASDAQ-100	9,671,000	6,044,000	4,835,000	14,509,000	1,837,000
ProFund VP Bear	3,197,000	1,998,000	1,598,000	4,796,000	608,000
ProFund VP Short Mid-Cap	253,000	158,000	125,000	380,000	53,000
ProFund VP Short Small-Cap	944,000	589,000	471,000	1,417,000	184,000
ProFund VP Short Dow 30	12,000	7,000	6,000	18,000	8,000
ProFund VP Short NASDAQ-100	1,033,000	644,000	516,000	1,551,000	202,000
ProFund VP Short International	1,177,000	735,000	588,000	1,766,000	230,000
ProFund VP Short Emerging Markets	2,960,000	1,849,000	1,479,000	4,441,000	567,000
ProFund VP UltraShort Dow 30	19,000	11,000	9,000	29,000	13,000
ProFund VP UltraShort NASDAQ-100	1,215,000	759,000	606,000	1,823,000	237,000
ProFund VP Banks	1,000	1,000	—	2,000	3,000
ProFund VP Basic Materials	5,000	3,000	2,000	8,000	4,000
ProFund VP Biotechnology	39,000	24,000	19,000	59,000	11,000
ProFund VP Consumer Goods	5,000	3,000	2,000	8,000	3,000
ProFund VP Consumer Services	12,000	8,000	6,000	19,000	4,000
ProFund VP Health Care	3,000	2,000	1,000	5,000	2,000
ProFund VP Industrials	2,000	1,000	1,000	3,000	2,000
ProFund VP Internet	10,000	6,000	5,000	15,000	4,000
ProFund VP Oil & Gas	43,000	27,000	21,000	65,000	10,000
ProFund VP Pharmaceuticals	13,000	8,000	6,000	19,000	4,000
ProFund VP Precious Metals	3,819,000	2,386,000	1,909,000	5,730,000	728,000
ProFund VP Semiconductor	—	—	—	—	2,000
ProFund VP Technology	8,000	5,000	4,000	12,000	4,000
ProFund VP Telecommunications	—	—	—	—	2,000
ProFund VP Utilities	7,000	4,000	3,000	11,000	5,000
ProFund VP U.S. Government Plus	4,876,000	3,047,000	2,437,000	7,314,000	927,000
ProFund VP Rising Rates Opportunity	4,086,000	2,553,000	2,042,000	6,130,000	778,000
ProFund VP Falling U.S. Dollar	345,000	215,000	172,000	517,000	70,000
ProFund VP Money Market	50,696,000	31,685,000	25,348,000	76,044,000	9,583,000
	$115,713,000	$72,306,000	$57,832,000	$173,595,000	$22,075,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2015 as follows:

(1)          U.S. Treasury STRIPS, effective yield or interest rate in effect at September 30, 2015, 0.743% to 3.075%, due 5/15/18 to 5/15/43, which had an aggregate value of $118,075,771.

(2)          U.S. Treasury Notes, 1.75% to 3.00%, due 2/28/22 to 11/15/44, which had an aggregate value of $73,756,814.

(3)          U.S. Treasury Inflation-Protected Securities (TIPS), 2.00%, due 1/15/26, U.S. Treasury Notes, 1.75%, due 5/15/23, U.S. Treasury STRIPS, effective yield or interest rate in effect at September 30, 2015, 0.43% to 2.799%, due 8/15/16 to 2/15/34, which had an aggregate value of $58,992,074.

(4)          U.S. Treasury Bills, effective yield or interest rate in effect at September 30, 2015, 0.297%, due 7/21/16, total value of $177,071,706.

(5)          Federal Farm Credit Banks, 4.875%, due 1/17/17, Federal Home Loan Banks, 0.98% to 1.625%, due 12/9/16 to 9/11/17, Federal National Mortgage Association, 0.625% to 1.25%, due 8/26/16 to 1/30/17, which had an aggregate value of $22,637,702.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended September 30, 2015, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of September 30, 2015, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

For the quarter ended September 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$40,321,669	$—	$—	$—	$40,321,669	$—
Repurchase Agreements	—	—	14,562,000	—	14,562,000	—
Futures Contracts	—	(143,604)	—	—	—	(143,604)
Swap Agreements	—	—	—	83,435	—	83,435
Total	$40,321,669	$(143,604)	$14,562,000	$83,435	$54,883,669	$(60,169)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$9,417,000	$—	$9,417,000	$—
Futures Contracts	—	(80,779)	—	—	—	(80,779)
Swap Agreements	—	—	—	79,443	—	79,443
Total	$—	$(80,779)	$9,417,000	$79,443	$9,417,000	$(1,336)
ProFund VP Small-Cap
Common Stocks	$6,352,067	$—	$—	$—	$6,352,067	$—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	2,652,000	—	2,652,000	—
Futures Contracts	—	(46,267)	—	—	—	(46,267)
Swap Agreements	—	—	—	12,665	—	12,665
Total	$6,352,067	$(46,267)	$2,652,983	$12,665	$9,005,050	$(33,602)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$3,347,000	$—	$3,347,000	$—
Swap Agreements	—	—	—	54,647	—	54,647
Total	$—	$—	$3,347,000	$54,647	$3,347,000	$54,647
ProFund VP NASDAQ-100
Common Stocks	$29,257,612	$—	$—	$—	$29,257,612	$—
Repurchase Agreements	—	—	31,162,000	—	31,162,000	—
Futures Contracts	—	(231,868)	—	—	—	(231,868)
Swap Agreements	—	—	—	372,054	—	372,054
Total	$29,257,612	$(231,868)	$31,162,000	$372,054	$60,419,612	$140,186
ProFund VP Large-Cap Value
Common Stocks	$15,451,192	$—	$—	$—	$15,451,192	$—
Repurchase Agreements	—	—	104,000	—	104,000	—
Total	$15,451,192	$—	$104,000	$—	$15,555,192	$—
ProFund VP Large-Cap Growth
Common Stocks	$24,222,944	$—	$—	$—	$24,222,944	$—
Total	$24,222,944	$—	$—	$—	$24,222,944	$—
ProFund VP Mid-Cap Value
Common Stocks	$16,215,307	$—	$—	$—	$16,215,307	$—
Total	$16,215,307	$—	$—	$—	$16,215,307	$—
ProFund VP Mid-Cap Growth
Common Stocks	$22,497,378	$—	$—	$—	$22,497,378	$—
Total	$22,497,378	$—	$—	$—	$22,497,378	$—
ProFund VP Small-Cap Value
Common Stocks	$18,954,163	$—	$—	$—	$18,954,163	$—
Total	$18,954,163	$—	$—	$—	$18,954,163	$—
ProFund VP Small-Cap Growth
Common Stocks	$22,836,386	$—	$—	$—	$22,836,386	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Total	$22,836,386	$—	$3,000	$—	$22,839,386	$—
ProFund VP Asia 30
Common Stocks	$23,557,745	$—	$—	$—	$23,557,745	$—
Repurchase Agreements	—	—	99,000	—	99,000	—
Total	$23,557,745	$—	$99,000	$—	$23,656,745	$—

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Europe 30
Common Stocks	$24,779,029	$—	$—	$—	$24,779,029	$—
Repurchase Agreements	—	—	48,000	—	48,000	—
Total	$24,779,029	$—	$48,000	$—	$24,827,029	$—
ProFund VP International
Repurchase Agreements	$—	$—	$6,824,000	$—	$6,824,000	$—
Swap Agreements	—	—	—	126,964	—	126,964
Total	$—	$—	$6,824,000	$126,964	$6,824,000	$126,964
ProFund VP Emerging Markets
Common Stocks	$7,252,698	$—	$—	$—	$7,252,698	$—
Preferred Stocks	529,448	—	—	—	529,448	—
Repurchase Agreements	—	—	584,000	—	584,000	—
Swap Agreements	—	—	—	26,546	—	26,546
Total	$7,782,146	$—	$584,000	$26,546	$8,366,146	$26,546
ProFund VP Japan
Repurchase Agreements	$—	$—	$16,224,000	$—	$16,224,000	$—
Futures Contracts	—	(688,917)	—	—	—	(688,917)
Total	$—	$(688,917)	$16,224,000	$—	$16,224,000	$(688,917)
ProFund VP UltraBull
Common Stocks	$9,732,822	$—	$—	$—	$9,732,822	$—
Repurchase Agreements	—	—	15,804,000	—	15,804,000	—
Futures Contracts	—	(28,962)	—	—	—	(28,962)
Swap Agreements	—	—	—	1,049,519	—	1,049,519
Total	$9,732,822	$(28,962)	$15,804,000	$1,049,519	$25,536,822	$1,020,557
ProFund VP UltraMid-Cap
Common Stocks	$11,736,848	$—	$—	$—	$11,736,848	$—
Repurchase Agreements	—	—	7,281,000	—	7,281,000	—
Futures Contracts	—	(84,450)	—	—	—	(84,450)
Swap Agreements	—	—	—	301,447	—	301,447
Total	$11,736,848	$(84,450)	$7,281,000	$301,447	$19,017,848	$216,997
ProFund VP UltraSmall-Cap
Common Stocks	$9,341,275	$—	$—	$—	$9,341,275	$—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	11,200,000	—	11,200,000	—
Futures Contracts	—	(97,160)	—	—	—	(97,160)
Swap Agreements	—	—	—	214,635	—	214,635
Total	$9,341,275	$(97,160)	$11,202,016	$214,635	$20,543,291	$117,475
ProFund VP UltraNASDAQ-100
Common Stocks	$33,158,627	$—	$—	$—	$33,158,627	$—
Repurchase Agreements	—	—	36,896,000	—	36,896,000	—
Futures Contracts	—	(222,070)	—	—	—	(222,070)
Swap Agreements	—	—	—	1,610,424	—	1,610,424
Total	$33,158,627	$(222,070)	$36,896,000	$1,610,424	$70,054,627	$1,388,354
ProFund VP Bear
Repurchase Agreements	$—	$—	$12,197,000	$—	$12,197,000	$—
Futures Contracts	—	14,439	—	—	—	14,439
Swap Agreements	—	—	—	(225,454)	—	(225,454)
Total	$—	$14,439	$12,197,000	$(225,454)	$12,197,000	$(211,015)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$969,000	$—	$969,000	$—
Swap Agreements	—	—	—	(11,688)	—	(11,688)
Total	$—	$—	$969,000	$(11,688)	$969,000	$(11,688)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,605,000	$—	$3,605,000	$—
Futures Contracts	—	9,217	—	—	—	9,217
Swap Agreements	—	—	—	(32,161)	—	(32,161)
Total	$—	$9,217	$3,605,000	$(32,161)	$3,605,000	$(22,944)

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$51,000	$—	$51,000	$—
Swap Agreements	—	—	—	(905)	—	(905)
Total	$—	$—	$51,000	$(905)	$51,000	$(905)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,946,000	$—	$3,946,000	$—
Futures Contracts	—	3,258	—	—	—	3,258
Swap Agreements	—	—	—	(71,748)	—	(71,748)
Total	$—	$3,258	$3,946,000	$(71,748)	$3,946,000	$(68,490)
ProFund VP Short International
Repurchase Agreements	$—	$—	$4,496,000	$—	$4,496,000	$—
Swap Agreements	—	—	—	(84,354)	—	(84,354)
Total	$—	$—	$4,496,000	$(84,354)	$4,496,000	$(84,354)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$11,296,000	$—	$11,296,000	$—
Swap Agreements	—	—	—	(412,434)	—	(412,434)
Total	$—	$—	$11,296,000	$(412,434)	$11,296,000	$(412,434)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$81,000	$—	$81,000	$—
Swap Agreements	—	—	—	(2,763)	—	(2,763)
Total	$—	$—	$81,000	$(2,763)	$81,000	$(2,763)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$4,640,000	$—	$4,640,000	$—
Futures Contracts	—	1,629	—	—	—	1,629
Swap Agreements	—	—	—	(177,914)	—	(177,914)
Total	$—	$1,629	$4,640,000	$(177,914)	$4,640,000	$(176,285)
ProFund VP Banks
Common Stocks	$4,709,464	$—	$—	$—	$4,709,464	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Swap Agreements	—	—	—	(192)	—	(192)
Total	$4,709,464	$—	$7,000	$(192)	$4,716,464	$(192)
ProFund VP Basic Materials
Common Stocks	$12,068,038	$—	$—	$—	$12,068,038	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Total	$12,068,038	$—	$22,000	$—	$12,090,038	$—
ProFund VP Biotechnology
Common Stocks	$58,717,345	$—	$—	$—	$58,717,345	$—
Repurchase Agreements	—	—	152,000	—	152,000	—
Swap Agreements	—	—	—	(2,436)	—	(2,436)
Total	$58,717,345	$—	$152,000	$(2,436)	$58,869,345	$(2,436)
ProFund VP Consumer Goods
Common Stocks	$16,649,822	$—	$—	$—	$16,649,822	$—
Repurchase Agreements	—	—	21,000	—	21,000	—
Total	$16,649,822	$—	$21,000	$—	$16,670,822	$—
ProFund VP Consumer Services
Common Stocks	$30,059,247	$—	$—	$—	$30,059,247	$—
Repurchase Agreements	—	—	49,000	—	49,000	—
Total	$30,059,247	$—	$49,000	$—	$30,108,247	$—
ProFund VP Financials
Common Stocks	$31,448,514	$—	$—	$—	$31,448,514	$—
Total	$31,448,514	$—	$—	$—	$31,448,514	$—
ProFund VP Health Care
Common Stocks	$76,484,413	$—	$—	$—	$76,484,413	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$76,484,413	$—	$13,000	$—	$76,497,413	$—

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stocks	$9,574,707	$—	$—	$—	$9,574,707	$—
Repurchase Agreements	—	—	9,000	—	9,000	—
Total	$9,574,707	$—	$9,000	$—	$9,583,707	$—
ProFund VP Internet
Common Stocks	$14,530,792	$—	$—	$—	$14,530,792	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$14,530,792	$—	$40,000	$—	$14,570,792	$—
ProFund VP Oil & Gas
Common Stocks	$39,949,059	$—	$—	$—	39,949,059	$—
Repurchase Agreements	—	—	166,000	—	166,000	—
Total	$39,949,059	$—	$166,000	$—	$40,115,059	$—
ProFund VP Pharmaceuticals
Common Stocks	$17,713,017	$—	$—	$—	$17,713,017	$—
Repurchase Agreements	—	—	50,000	—	50,000	—
Swap Agreements	—	—	—	(1,440)	—	(1,440)
Total	$17,713,017	$—	$50,000	$(1,440)	$17,763,017	$(1,440)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$14,572,000	$—	$14,572,000	$—
Swap Agreements	—	—	—	649,991	—	649,991
Total	$—	$—	$14,572,000	$649,991	$14,572,000	$649,991
ProFund VP Real Estate
Common Stocks	$14,705,408	$—	$—	$—	$14,705,408	$—
Total	$14,705,408	$—	$—	$—	$14,705,408	$—
ProFund VP Semiconductor
Common Stocks	$1,677,969	$—	$—	$—	$1,677,969	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Swap Agreements	—	—	—	(50)	—	(50)
Total	$1,677,969	$—	$2,000	$(50)	$1,679,969	$(50)
ProFund VP Technology
Common Stocks	$15,679,344	$—	$—	$—	$15,679,344	$—
Repurchase Agreements	—	—	33,000	—	33,000	—
Total	$15,679,344	$—	$33,000	$—	$15,712,344	$—
ProFund VP Telecommunications
Common Stocks	$3,395,897	$—	$—	$—	$3,395,897	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Swap Agreements	—	—	—	(348)	—	(348)
Total	$3,395,897	$—	$2,000	$(348)	$3,397,897	$(348)
ProFund VP Utilities
Common Stocks	$34,297,976	$—	$—	$—	$34,297,976	$—
Repurchase Agreements	—	—	30,000	—	30,000	—
Total	$34,297,976	$—	$30,000	$—	$34,327,976	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$12,042,822	$—	$12,042,822	$—
Repurchase Agreements	—	—	18,601,000	—	18,601,000	—
Swap Agreements	—	—	—	832,972	—	832,972
Total	$—	$—	$30,643,822	$832,972	$30,643,822	$832,972
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$15,589,000	$—	$15,589,000	$—
Swap Agreements	—	—	—	(340,704)	—	(340,704)
Total	$—	$—	$15,589,000	$(340,704)	$15,589,000	$(340,704)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,319,000	$—	1,319,000	—
Forward Currency Contracts	—	—	—	(11,174)	—	(11,174)
Total	$—	$—	$1,319,000	$(11,174)	$1,319,000	$(11,174)

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Money Market
U.S. Treasury Obligations	$—	$—	$29,128,094	$—	$29,128,094	$—
Repurchase Agreements	—	—	193,356,000	—	193,356,000	—
Total	$—	$—	$222,484,094	$—	$222,484,094	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Most of the ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These ProFunds VP are subject to all of the correlation risks described below. In addition, because the ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2015 (unaudited)

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

September 30, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At September 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$34,750,936	$26,409,465	$(6,276,732)	$20,132,733
ProFund VP Mid-Cap	9,417,000	—	—	—
ProFund VP Small-Cap	8,913,842	816,301	(725,093)	91,208
ProFund VP Dow 30	3,347,000	—	—	—
ProFund VP NASDAQ-100	43,575,997	19,291,256	(2,447,641)	16,843,615
ProFund VP Large-Cap Value	14,599,273	4,830,924	(3,875,005)	955,919
ProFund VP Large-Cap Growth	15,213,918	11,025,001	(2,015,975)	9,009,026
ProFund VP Mid-Cap Value	15,444,449	4,286,302	(3,515,444)	770,858
ProFund VP Mid-Cap Growth	18,380,132	6,544,252	(2,427,006)	4,117,246
ProFund VP Small-Cap Value	18,863,945	4,634,601	(4,544,383)	90,218
ProFund VP Small-Cap Growth	19,311,548	6,635,065	(3,107,227)	3,527,838
ProFund VP Asia 30	19,715,470	10,117,367	(6,176,092)	3,941,275
ProFund VP Europe 30	27,239,542	5,276,492	(7,689,005)	(2,412,513)
ProFund VP International	6,824,000	—	—	—
ProFund VP Emerging Markets	9,291,049	1,549,719	(2,474,622)	(924,903)
ProFund VP Japan	16,224,000	—	—	—
ProFund VP UltraBull	22,712,927	3,787,204	(963,309)	2,823,895
ProFund VP UltraMid-Cap	15,828,205	4,790,146	(1,600,503)	3,189,643
ProFund VP UltraSmall-Cap	18,825,057	2,823,051	(1,104,817)	1,718,234
ProFund VP UltraNASDAQ-100	54,420,289	18,259,471	(2,625,133)	15,634,338
ProFund VP Bear	12,197,000	—	—	—
ProFund VP Short Mid-Cap	969,000	—	—	—
ProFund VP Short Small-Cap	3,605,000	—	—	—
ProFund VP Short Dow 30	51,000	—	—	—
ProFund VP Short NASDAQ-100	3,946,000	—	—	—
ProFund VP Short International	4,496,000	—	—	—
ProFund VP Short Emerging Markets	11,296,000	—	—	—
ProFund VP UltraShort Dow 30	81,000	—	—	—
ProFund VP UltraShort NASDAQ-100	4,640,000	—	—	—
ProFund VP Banks	5,268,644	2,505,921	(3,058,101)	(552,180)
ProFund VP Basic Materials	10,008,022	6,290,506	(4,208,490)	2,082,016
ProFund VP Biotechnology	40,021,869	26,696,874	(7,849,398)	18,847,476
ProFund VP Consumer Goods	8,868,143	9,510,320	(1,707,641)	7,802,679
ProFund VP Consumer Services	19,112,588	12,953,850	(1,958,191)	10,995,659
ProFund VP Financials	25,935,212	16,577,994	(11,064,692)	5,513,302
ProFund VP Health Care	46,910,489	36,108,875	(6,521,951)	29,586,924
ProFund VP Industrials	4,979,611	6,044,984	(1,440,888)	4,604,096
ProFund VP Internet	11,230,563	4,918,770	(1,578,541)	3,340,229
ProFund VP Oil & Gas	29,001,679	20,419,168	(9,305,788)	11,113,380
ProFund VP Pharmaceuticals	14,916,681	5,879,588	(3,033,252)	2,846,336
ProFund VP Precious Metals	14,572,000	—	—	—
ProFund VP Real Estate	9,328,155	8,030,620	(2,653,367)	5,377,253
ProFund VP Semiconductor	1,039,783	932,237	(292,051)	640,186
ProFund VP Technology	7,797,113	10,186,146	(2,270,915)	7,915,231
ProFund VP Telecommunications	3,113,069	1,478,894	(1,194,066)	284,828
ProFund VP Utilities	20,049,354	17,965,349	(3,686,727)	14,278,622
ProFund VP U.S. Government Plus	31,006,757	—	(362,935)	(362,935)
ProFund VP Rising Rates Opportunity	15,589,000	—	—	—
ProFund VP Falling U.S. Dollar	1,319,000	—	—	—
ProFund VP Money Market	222,485,266	—	(1,172)	(1,172)

6. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform over the next two years. As a result, the ProFund VP Money Market may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund VP Money Market.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 24, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 23, 2015

* Print the name and title of each signing officer under his or her signature.